UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04492
MFS SERIES TRUST X
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
May 31*
Date of reporting period:
November 30, 2024
*This Form N-CSR pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Intrinsic Value Fund, MFS International Large Cap Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund. The remaining series of the Registrant have fiscal year ends other than May 31.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Aggressive Growth Allocation Fund
Class A-MAAGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$19	0.37%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	2,940,855,570	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	16
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.2%
MFS Research Fund	10.2%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.1%
MFS Research International Fund	8.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	2.9%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
AGGA-SEM

MFS® Aggressive Growth Allocation Fund
Class B-MBAGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$58	1.12%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	2,940,855,570	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	16
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.2%
MFS Research Fund	10.2%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.1%
MFS Research International Fund	8.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	2.9%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
AGGB-SEM

MFS® Aggressive Growth Allocation Fund
Class C-MCAGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$58	1.12%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	2,940,855,570	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	16
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.2%
MFS Research Fund	10.2%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.1%
MFS Research International Fund	8.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	2.9%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
AGGC-SEM

MFS® Aggressive Growth Allocation Fund
Class I-MIAGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$6	0.12%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	2,940,855,570	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	16
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.2%
MFS Research Fund	10.2%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.1%
MFS Research International Fund	8.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	2.9%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
AGGI-SEM

MFS® Aggressive Growth Allocation Fund
Class R1-MAAFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$58	1.12%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	2,940,855,570	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	16
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.2%
MFS Research Fund	10.2%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.1%
MFS Research International Fund	8.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	2.9%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
AGGR1-SEM

MFS® Aggressive Growth Allocation Fund
Class R2-MAWAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$32	0.62%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	2,940,855,570	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	16
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.2%
MFS Research Fund	10.2%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.1%
MFS Research International Fund	8.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	2.9%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
AGGR2-SEM

MFS® Aggressive Growth Allocation Fund
Class R3-MAAHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$19	0.37%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	2,940,855,570	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	16
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.2%
MFS Research Fund	10.2%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.1%
MFS Research International Fund	8.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	2.9%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
AGGR3-SEM

MFS® Aggressive Growth Allocation Fund
Class R4-MAALX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$6	0.12%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	2,940,855,570	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	16
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.2%
MFS Research Fund	10.2%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.1%
MFS Research International Fund	8.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	2.9%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
AGGR4-SEM

MFS® Aggressive Growth Allocation Fund
Class R6-AGGPX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$2	0.04%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	2,940,855,570	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	16
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.2%
MFS Research Fund	10.2%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.1%
MFS Research International Fund	8.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	2.9%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
AGGR6-SEM

MFS® Conservative
Allocation Fund
Class A-MACFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$18	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	3,813,437,829	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Research Fund	5.3%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Intrinsic Value Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CONA-SEM

MFS® Conservative
Allocation Fund
Class B-MACBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$56	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	3,813,437,829	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Research Fund	5.3%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Intrinsic Value Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CONB-SEM

MFS® Conservative
Allocation Fund
Class C-MACVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$56	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	3,813,437,829	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Research Fund	5.3%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Intrinsic Value Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CONC-SEM

MFS® Conservative
Allocation Fund
Class I-MACIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$5	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	3,813,437,829	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Research Fund	5.3%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Intrinsic Value Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CONI-SEM

MFS® Conservative
Allocation Fund
Class R1-MACKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$56	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	3,813,437,829	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Research Fund	5.3%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Intrinsic Value Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CONR1-SEM

MFS® Conservative
Allocation Fund
Class R2-MCARX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$30	0.59%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	3,813,437,829	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Research Fund	5.3%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Intrinsic Value Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CONR2-SEM

MFS® Conservative
Allocation Fund
Class R3-MACNX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$18	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	3,813,437,829	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Research Fund	5.3%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Intrinsic Value Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CONR3-SEM

MFS® Conservative
Allocation Fund
Class R4-MACJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$5	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	3,813,437,829	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Research Fund	5.3%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Intrinsic Value Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CONR4-SEM

MFS® Conservative
Allocation Fund
Class R6-MACQX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$2	0.03%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	3,813,437,829	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Research Fund	5.3%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Intrinsic Value Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CONR6-SEM

MFS® Growth Allocation Fund
Class A-MAGWX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$18	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,793,417,247	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Research Fund	9.2%
MFS Growth Fund	9.2%
MFS Mid Cap Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	3.9%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS International Large Cap Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Equity Fund	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GROA-SEM

MFS® Growth Allocation Fund
Class B-MBGWX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$57	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,793,417,247	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Research Fund	9.2%
MFS Growth Fund	9.2%
MFS Mid Cap Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	3.9%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS International Large Cap Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Equity Fund	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GROB-SEM

MFS® Growth Allocation Fund
Class C-MCGWX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$57	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,793,417,247	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Research Fund	9.2%
MFS Growth Fund	9.2%
MFS Mid Cap Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	3.9%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS International Large Cap Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Equity Fund	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GROC-SEM

MFS® Growth Allocation Fund
Class I-MGWIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$5	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,793,417,247	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Research Fund	9.2%
MFS Growth Fund	9.2%
MFS Mid Cap Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	3.9%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS International Large Cap Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Equity Fund	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GROI-SEM

MFS® Growth Allocation Fund
Class R1-MAGMX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$57	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,793,417,247	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Research Fund	9.2%
MFS Growth Fund	9.2%
MFS Mid Cap Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	3.9%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS International Large Cap Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Equity Fund	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GROR1-SEM

MFS® Growth Allocation Fund
Class R2-MGALX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$31	0.59%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,793,417,247	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Research Fund	9.2%
MFS Growth Fund	9.2%
MFS Mid Cap Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	3.9%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS International Large Cap Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Equity Fund	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GROR2-SEM

MFS® Growth Allocation Fund
Class R3-MAGEX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$18	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,793,417,247	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Research Fund	9.2%
MFS Growth Fund	9.2%
MFS Mid Cap Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	3.9%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS International Large Cap Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Equity Fund	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GROR3-SEM

MFS® Growth Allocation Fund
Class R4-MAGJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$5	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,793,417,247	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Research Fund	9.2%
MFS Growth Fund	9.2%
MFS Mid Cap Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	3.9%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS International Large Cap Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Equity Fund	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GROR4-SEM

MFS® Growth Allocation Fund
Class R6-MAGQX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$1	0.02%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,793,417,247	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Research Fund	9.2%
MFS Growth Fund	9.2%
MFS Mid Cap Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	3.9%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS International Large Cap Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Equity Fund	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GROR6-SEM

MFS® Moderate Allocation Fund
Class A-MAMAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$18	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,807,643,144	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	23
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.5%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.0%
MFS Research Fund	7.2%
MFS Growth Fund	7.2%
MFS Mid Cap Growth Fund	7.1%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Global Opportunistic Bond Fund	5.0%
MFS Research International Fund	5.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.5%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MODA-SEM

MFS® Moderate Allocation Fund
Class B-MMABX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$57	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,807,643,144	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	23
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.5%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.0%
MFS Research Fund	7.2%
MFS Growth Fund	7.2%
MFS Mid Cap Growth Fund	7.1%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Global Opportunistic Bond Fund	5.0%
MFS Research International Fund	5.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.5%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MODB-SEM

MFS® Moderate Allocation Fund
Class C-MMACX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$57	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,807,643,144	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	23
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.5%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.0%
MFS Research Fund	7.2%
MFS Growth Fund	7.2%
MFS Mid Cap Growth Fund	7.1%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Global Opportunistic Bond Fund	5.0%
MFS Research International Fund	5.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.5%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MODC-SEM

MFS® Moderate Allocation Fund
Class I-MMAIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$5	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,807,643,144	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	23
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.5%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.0%
MFS Research Fund	7.2%
MFS Growth Fund	7.2%
MFS Mid Cap Growth Fund	7.1%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Global Opportunistic Bond Fund	5.0%
MFS Research International Fund	5.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.5%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MODI-SEM

MFS® Moderate Allocation Fund
Class R1-MAMFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$57	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,807,643,144	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	23
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.5%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.0%
MFS Research Fund	7.2%
MFS Growth Fund	7.2%
MFS Mid Cap Growth Fund	7.1%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Global Opportunistic Bond Fund	5.0%
MFS Research International Fund	5.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.5%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MODR1-SEM

MFS® Moderate Allocation Fund
Class R2-MARRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$31	0.59%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,807,643,144	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	23
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.5%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.0%
MFS Research Fund	7.2%
MFS Growth Fund	7.2%
MFS Mid Cap Growth Fund	7.1%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Global Opportunistic Bond Fund	5.0%
MFS Research International Fund	5.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.5%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MODR2-SEM

MFS® Moderate Allocation Fund
Class R3-MAMHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$18	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,807,643,144	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	23
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.5%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.0%
MFS Research Fund	7.2%
MFS Growth Fund	7.2%
MFS Mid Cap Growth Fund	7.1%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Global Opportunistic Bond Fund	5.0%
MFS Research International Fund	5.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.5%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MODR3-SEM

MFS® Moderate Allocation Fund
Class R4-MAMJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$5	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,807,643,144	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	23
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.5%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.0%
MFS Research Fund	7.2%
MFS Growth Fund	7.2%
MFS Mid Cap Growth Fund	7.1%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Global Opportunistic Bond Fund	5.0%
MFS Research International Fund	5.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.5%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MODR4-SEM

MFS® Moderate Allocation Fund
Class R6-MAMPX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$1	0.02%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,807,643,144	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	23
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.5%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.0%
MFS Research Fund	7.2%
MFS Growth Fund	7.2%
MFS Mid Cap Growth Fund	7.1%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Global Opportunistic Bond Fund	5.0%
MFS Research International Fund	5.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.5%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MODR6-SEM

MFS® Blended Research®
Mid Cap Equity Fund
Class A-BMSFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$46	0.84%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	956,869,646	Portfolio Turnover Rate (%):	30
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	17.4%
Industrials	16.7%
Information Technology	12.7%
Consumer Discretionary	10.5%
Health Care	10.4%
Real Estate	7.8%
Utilities	7.3%
Energy	4.5%
Materials	4.4%
Communication Services	3.9%
Consumer Staples	3.5%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
M&T Bank Corp.	1.8%
Spotify Technology S.A.	1.7%
Vistra Corp.	1.6%
Wabtec Corp.	1.6%
AppLovin Corp.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Veeva Systems, Inc.	1.6%
Datadog, Inc., "A"	1.5%
Verisk Analytics, Inc., "A"	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BMSA-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Mid Cap Equity Fund
Class B-BMSBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$86	1.59%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	956,869,646	Portfolio Turnover Rate (%):	30
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	17.4%
Industrials	16.7%
Information Technology	12.7%
Consumer Discretionary	10.5%
Health Care	10.4%
Real Estate	7.8%
Utilities	7.3%
Energy	4.5%
Materials	4.4%
Communication Services	3.9%
Consumer Staples	3.5%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
M&T Bank Corp.	1.8%
Spotify Technology S.A.	1.7%
Vistra Corp.	1.6%
Wabtec Corp.	1.6%
AppLovin Corp.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Veeva Systems, Inc.	1.6%
Datadog, Inc., "A"	1.5%
Verisk Analytics, Inc., "A"	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BMSB-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Mid Cap Equity Fund
Class C-BMSDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$86	1.59%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	956,869,646	Portfolio Turnover Rate (%):	30
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	17.4%
Industrials	16.7%
Information Technology	12.7%
Consumer Discretionary	10.5%
Health Care	10.4%
Real Estate	7.8%
Utilities	7.3%
Energy	4.5%
Materials	4.4%
Communication Services	3.9%
Consumer Staples	3.5%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
M&T Bank Corp.	1.8%
Spotify Technology S.A.	1.7%
Vistra Corp.	1.6%
Wabtec Corp.	1.6%
AppLovin Corp.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Veeva Systems, Inc.	1.6%
Datadog, Inc., "A"	1.5%
Verisk Analytics, Inc., "A"	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BMSC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Mid Cap Equity Fund
Class I-BMSLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$32	0.59%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	956,869,646	Portfolio Turnover Rate (%):	30
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	17.4%
Industrials	16.7%
Information Technology	12.7%
Consumer Discretionary	10.5%
Health Care	10.4%
Real Estate	7.8%
Utilities	7.3%
Energy	4.5%
Materials	4.4%
Communication Services	3.9%
Consumer Staples	3.5%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
M&T Bank Corp.	1.8%
Spotify Technology S.A.	1.7%
Vistra Corp.	1.6%
Wabtec Corp.	1.6%
AppLovin Corp.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Veeva Systems, Inc.	1.6%
Datadog, Inc., "A"	1.5%
Verisk Analytics, Inc., "A"	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BMSI-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Mid Cap Equity Fund
Class R1-BMSRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$72	1.32%
For the period from October 1, 2024 through November 30, 2024, the distribution fee was not imposed. Had the distribution fee been imposed throughout the entire period, the “Costs of a $10,000 investment” and the “Costs paid as a percentage of a $10,000 investment (annualized)” would have been approximately $86 and 1.59%, respectively.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	956,869,646	Portfolio Turnover Rate (%):	30
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	17.4%
Industrials	16.7%
Information Technology	12.7%
Consumer Discretionary	10.5%
Health Care	10.4%
Real Estate	7.8%
Utilities	7.3%
Energy	4.5%
Materials	4.4%
Communication Services	3.9%
Consumer Staples	3.5%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
M&T Bank Corp.	1.8%
Spotify Technology S.A.	1.7%
Vistra Corp.	1.6%
Wabtec Corp.	1.6%
AppLovin Corp.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Veeva Systems, Inc.	1.6%
Datadog, Inc., "A"	1.5%
Verisk Analytics, Inc., "A"	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BMSR1-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Mid Cap Equity Fund
Class R2-BMSSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$59	1.09%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	956,869,646	Portfolio Turnover Rate (%):	30
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	17.4%
Industrials	16.7%
Information Technology	12.7%
Consumer Discretionary	10.5%
Health Care	10.4%
Real Estate	7.8%
Utilities	7.3%
Energy	4.5%
Materials	4.4%
Communication Services	3.9%
Consumer Staples	3.5%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
M&T Bank Corp.	1.8%
Spotify Technology S.A.	1.7%
Vistra Corp.	1.6%
Wabtec Corp.	1.6%
AppLovin Corp.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Veeva Systems, Inc.	1.6%
Datadog, Inc., "A"	1.5%
Verisk Analytics, Inc., "A"	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BMSR2-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Mid Cap Equity Fund
Class R3-BMSTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$46	0.84%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	956,869,646	Portfolio Turnover Rate (%):	30
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	17.4%
Industrials	16.7%
Information Technology	12.7%
Consumer Discretionary	10.5%
Health Care	10.4%
Real Estate	7.8%
Utilities	7.3%
Energy	4.5%
Materials	4.4%
Communication Services	3.9%
Consumer Staples	3.5%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
M&T Bank Corp.	1.8%
Spotify Technology S.A.	1.7%
Vistra Corp.	1.6%
Wabtec Corp.	1.6%
AppLovin Corp.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Veeva Systems, Inc.	1.6%
Datadog, Inc., "A"	1.5%
Verisk Analytics, Inc., "A"	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BMSR3-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Mid Cap Equity Fund
Class R4-BMSVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$32	0.59%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	956,869,646	Portfolio Turnover Rate (%):	30
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	17.4%
Industrials	16.7%
Information Technology	12.7%
Consumer Discretionary	10.5%
Health Care	10.4%
Real Estate	7.8%
Utilities	7.3%
Energy	4.5%
Materials	4.4%
Communication Services	3.9%
Consumer Staples	3.5%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
M&T Bank Corp.	1.8%
Spotify Technology S.A.	1.7%
Vistra Corp.	1.6%
Wabtec Corp.	1.6%
AppLovin Corp.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Veeva Systems, Inc.	1.6%
Datadog, Inc., "A"	1.5%
Verisk Analytics, Inc., "A"	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BMSR4-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Mid Cap Equity Fund
Class R6-BMSYX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$26	0.48%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	956,869,646	Portfolio Turnover Rate (%):	30
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	17.4%
Industrials	16.7%
Information Technology	12.7%
Consumer Discretionary	10.5%
Health Care	10.4%
Real Estate	7.8%
Utilities	7.3%
Energy	4.5%
Materials	4.4%
Communication Services	3.9%
Consumer Staples	3.5%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
M&T Bank Corp.	1.8%
Spotify Technology S.A.	1.7%
Vistra Corp.	1.6%
Wabtec Corp.	1.6%
AppLovin Corp.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Veeva Systems, Inc.	1.6%
Datadog, Inc., "A"	1.5%
Verisk Analytics, Inc., "A"	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BMSR6-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Small Cap Equity Fund
Class A-BRSDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$53	0.99%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	364,265,504	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	183
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	20.4%
Health Care	17.6%
Industrials	15.9%
Information Technology	12.8%
Consumer Discretionary	11.1%
Energy	5.4%
Real Estate	5.2%
Materials	5.0%
Communication Services	2.9%
Utilities	1.6%
Consumer Staples	1.4%
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Newell Brands, Inc.	1.7%
Encompass Health Corp.	1.6%
SLM Corp.	1.5%
Columbia Banking System, Inc.	1.5%
Armstrong World Industries, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Element Solutions, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRSA-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Small Cap Equity Fund
Class B-BRSBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$92	1.74%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	364,265,504	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	183
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	20.4%
Health Care	17.6%
Industrials	15.9%
Information Technology	12.8%
Consumer Discretionary	11.1%
Energy	5.4%
Real Estate	5.2%
Materials	5.0%
Communication Services	2.9%
Utilities	1.6%
Consumer Staples	1.4%
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Newell Brands, Inc.	1.7%
Encompass Health Corp.	1.6%
SLM Corp.	1.5%
Columbia Banking System, Inc.	1.5%
Armstrong World Industries, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Element Solutions, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRSB-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Small Cap Equity Fund
Class C-BRSHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$92	1.74%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	364,265,504	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	183
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	20.4%
Health Care	17.6%
Industrials	15.9%
Information Technology	12.8%
Consumer Discretionary	11.1%
Energy	5.4%
Real Estate	5.2%
Materials	5.0%
Communication Services	2.9%
Utilities	1.6%
Consumer Staples	1.4%
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Newell Brands, Inc.	1.7%
Encompass Health Corp.	1.6%
SLM Corp.	1.5%
Columbia Banking System, Inc.	1.5%
Armstrong World Industries, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Element Solutions, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRSC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Small Cap Equity Fund
Class I-BRSJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$39	0.74%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	364,265,504	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	183
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	20.4%
Health Care	17.6%
Industrials	15.9%
Information Technology	12.8%
Consumer Discretionary	11.1%
Energy	5.4%
Real Estate	5.2%
Materials	5.0%
Communication Services	2.9%
Utilities	1.6%
Consumer Staples	1.4%
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Newell Brands, Inc.	1.7%
Encompass Health Corp.	1.6%
SLM Corp.	1.5%
Columbia Banking System, Inc.	1.5%
Armstrong World Industries, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Element Solutions, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRSI-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Small Cap Equity Fund
Class R1-BRSPX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$92	1.74%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	364,265,504	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	183
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	20.4%
Health Care	17.6%
Industrials	15.9%
Information Technology	12.8%
Consumer Discretionary	11.1%
Energy	5.4%
Real Estate	5.2%
Materials	5.0%
Communication Services	2.9%
Utilities	1.6%
Consumer Staples	1.4%
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Newell Brands, Inc.	1.7%
Encompass Health Corp.	1.6%
SLM Corp.	1.5%
Columbia Banking System, Inc.	1.5%
Armstrong World Industries, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Element Solutions, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRSR1-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Small Cap Equity Fund
Class R2-BRSSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$66	1.24%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	364,265,504	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	183
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	20.4%
Health Care	17.6%
Industrials	15.9%
Information Technology	12.8%
Consumer Discretionary	11.1%
Energy	5.4%
Real Estate	5.2%
Materials	5.0%
Communication Services	2.9%
Utilities	1.6%
Consumer Staples	1.4%
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Newell Brands, Inc.	1.7%
Encompass Health Corp.	1.6%
SLM Corp.	1.5%
Columbia Banking System, Inc.	1.5%
Armstrong World Industries, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Element Solutions, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRSR2-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Small Cap Equity Fund
Class R3-BRSTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$53	0.99%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	364,265,504	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	183
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	20.4%
Health Care	17.6%
Industrials	15.9%
Information Technology	12.8%
Consumer Discretionary	11.1%
Energy	5.4%
Real Estate	5.2%
Materials	5.0%
Communication Services	2.9%
Utilities	1.6%
Consumer Staples	1.4%
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Newell Brands, Inc.	1.7%
Encompass Health Corp.	1.6%
SLM Corp.	1.5%
Columbia Banking System, Inc.	1.5%
Armstrong World Industries, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Element Solutions, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRSR3-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Small Cap Equity Fund
Class R4-BRSUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$39	0.74%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	364,265,504	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	183
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	20.4%
Health Care	17.6%
Industrials	15.9%
Information Technology	12.8%
Consumer Discretionary	11.1%
Energy	5.4%
Real Estate	5.2%
Materials	5.0%
Communication Services	2.9%
Utilities	1.6%
Consumer Staples	1.4%
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Newell Brands, Inc.	1.7%
Encompass Health Corp.	1.6%
SLM Corp.	1.5%
Columbia Banking System, Inc.	1.5%
Armstrong World Industries, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Element Solutions, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRSR4-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Small Cap Equity Fund
Class R6-BRSYX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$34	0.63%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	364,265,504	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	183
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	20.4%
Health Care	17.6%
Industrials	15.9%
Information Technology	12.8%
Consumer Discretionary	11.1%
Energy	5.4%
Real Estate	5.2%
Materials	5.0%
Communication Services	2.9%
Utilities	1.6%
Consumer Staples	1.4%
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Newell Brands, Inc.	1.7%
Encompass Health Corp.	1.6%
SLM Corp.	1.5%
Columbia Banking System, Inc.	1.5%
Armstrong World Industries, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Element Solutions, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRSR6-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Value Equity Fund
Class A-BRUDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$39	0.74%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	303,323,916	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.4%
Health Care	15.2%
Industrials	14.0%
Information Technology	8.3%
Consumer Staples	8.1%
Energy	7.2%
Consumer Discretionary	6.2%
Utilities	5.2%
Real Estate	4.9%
Materials	4.1%
Communication Services	3.9%
Top ten holdings
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
Wells Fargo & Co.	2.4%
NextEra Energy, Inc.	1.9%
Berkshire Hathaway, Inc., "B"	1.9%
Eaton Corp. PLC	1.8%
American Express Co.	1.8%
T-Mobile USA, Inc.	1.8%
Fiserv, Inc.	1.7%
Pfizer, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRUA-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Value Equity Fund
Class B-BRUEX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$78	1.49%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	303,323,916	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.4%
Health Care	15.2%
Industrials	14.0%
Information Technology	8.3%
Consumer Staples	8.1%
Energy	7.2%
Consumer Discretionary	6.2%
Utilities	5.2%
Real Estate	4.9%
Materials	4.1%
Communication Services	3.9%
Top ten holdings
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
Wells Fargo & Co.	2.4%
NextEra Energy, Inc.	1.9%
Berkshire Hathaway, Inc., "B"	1.9%
Eaton Corp. PLC	1.8%
American Express Co.	1.8%
T-Mobile USA, Inc.	1.8%
Fiserv, Inc.	1.7%
Pfizer, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRUB-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Value Equity Fund
Class C-BRUGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$78	1.49%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	303,323,916	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.4%
Health Care	15.2%
Industrials	14.0%
Information Technology	8.3%
Consumer Staples	8.1%
Energy	7.2%
Consumer Discretionary	6.2%
Utilities	5.2%
Real Estate	4.9%
Materials	4.1%
Communication Services	3.9%
Top ten holdings
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
Wells Fargo & Co.	2.4%
NextEra Energy, Inc.	1.9%
Berkshire Hathaway, Inc., "B"	1.9%
Eaton Corp. PLC	1.8%
American Express Co.	1.8%
T-Mobile USA, Inc.	1.8%
Fiserv, Inc.	1.7%
Pfizer, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRUC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Value Equity Fund
Class I-BRUHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$26	0.49%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	303,323,916	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.4%
Health Care	15.2%
Industrials	14.0%
Information Technology	8.3%
Consumer Staples	8.1%
Energy	7.2%
Consumer Discretionary	6.2%
Utilities	5.2%
Real Estate	4.9%
Materials	4.1%
Communication Services	3.9%
Top ten holdings
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
Wells Fargo & Co.	2.4%
NextEra Energy, Inc.	1.9%
Berkshire Hathaway, Inc., "B"	1.9%
Eaton Corp. PLC	1.8%
American Express Co.	1.8%
T-Mobile USA, Inc.	1.8%
Fiserv, Inc.	1.7%
Pfizer, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRUI-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Value Equity Fund
Class R1-BRUJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$39	0.74%
For the period from June 1, 2024 through November 30, 2024, the distribution fee was not imposed. Had the distribution fee been imposed throughout the entire period, the “Costs of a $10,000 investment” and the “Costs paid as a percentage of a $10,000 investment (annualized)” would have been approximately $79 and 1.49%, respectively.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	303,323,916	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.4%
Health Care	15.2%
Industrials	14.0%
Information Technology	8.3%
Consumer Staples	8.1%
Energy	7.2%
Consumer Discretionary	6.2%
Utilities	5.2%
Real Estate	4.9%
Materials	4.1%
Communication Services	3.9%
Top ten holdings
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
Wells Fargo & Co.	2.4%
NextEra Energy, Inc.	1.9%
Berkshire Hathaway, Inc., "B"	1.9%
Eaton Corp. PLC	1.8%
American Express Co.	1.8%
T-Mobile USA, Inc.	1.8%
Fiserv, Inc.	1.7%
Pfizer, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRUR1-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Value Equity Fund
Class R2-BRUKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$52	0.99%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	303,323,916	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.4%
Health Care	15.2%
Industrials	14.0%
Information Technology	8.3%
Consumer Staples	8.1%
Energy	7.2%
Consumer Discretionary	6.2%
Utilities	5.2%
Real Estate	4.9%
Materials	4.1%
Communication Services	3.9%
Top ten holdings
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
Wells Fargo & Co.	2.4%
NextEra Energy, Inc.	1.9%
Berkshire Hathaway, Inc., "B"	1.9%
Eaton Corp. PLC	1.8%
American Express Co.	1.8%
T-Mobile USA, Inc.	1.8%
Fiserv, Inc.	1.7%
Pfizer, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRUR2-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Value Equity Fund
Class R3-BRULX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$39	0.74%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	303,323,916	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.4%
Health Care	15.2%
Industrials	14.0%
Information Technology	8.3%
Consumer Staples	8.1%
Energy	7.2%
Consumer Discretionary	6.2%
Utilities	5.2%
Real Estate	4.9%
Materials	4.1%
Communication Services	3.9%
Top ten holdings
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
Wells Fargo & Co.	2.4%
NextEra Energy, Inc.	1.9%
Berkshire Hathaway, Inc., "B"	1.9%
Eaton Corp. PLC	1.8%
American Express Co.	1.8%
T-Mobile USA, Inc.	1.8%
Fiserv, Inc.	1.7%
Pfizer, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRUR3-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Value Equity Fund
Class R4-BRUMX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$26	0.49%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	303,323,916	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.4%
Health Care	15.2%
Industrials	14.0%
Information Technology	8.3%
Consumer Staples	8.1%
Energy	7.2%
Consumer Discretionary	6.2%
Utilities	5.2%
Real Estate	4.9%
Materials	4.1%
Communication Services	3.9%
Top ten holdings
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
Wells Fargo & Co.	2.4%
NextEra Energy, Inc.	1.9%
Berkshire Hathaway, Inc., "B"	1.9%
Eaton Corp. PLC	1.8%
American Express Co.	1.8%
T-Mobile USA, Inc.	1.8%
Fiserv, Inc.	1.7%
Pfizer, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRUR4-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Value Equity Fund
Class R6-BRUNX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$22	0.42%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	303,323,916	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.4%
Health Care	15.2%
Industrials	14.0%
Information Technology	8.3%
Consumer Staples	8.1%
Energy	7.2%
Consumer Discretionary	6.2%
Utilities	5.2%
Real Estate	4.9%
Materials	4.1%
Communication Services	3.9%
Top ten holdings
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
Wells Fargo & Co.	2.4%
NextEra Energy, Inc.	1.9%
Berkshire Hathaway, Inc., "B"	1.9%
Eaton Corp. PLC	1.8%
American Express Co.	1.8%
T-Mobile USA, Inc.	1.8%
Fiserv, Inc.	1.7%
Pfizer, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRUR6-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Growth Equity Fund
Class A-BRWAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$40	0.74%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	390,772,112	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	73
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	48.8%
Consumer Discretionary	13.9%
Communication Services	13.3%
Health Care	7.8%
Financials	6.5%
Industrials	3.5%
Consumer Staples	2.4%
Real Estate	1.4%
Utilities	1.2%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	12.0%
Apple, Inc.	10.9%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.5%
Alphabet, Inc., "A"	4.3%
Alphabet, Inc., "C"	2.8%
ServiceNow, Inc.	2.0%
AppLovin Corp.	2.0%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRWA-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Growth Equity Fund
Class B-BRWBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$81	1.49%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	390,772,112	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	73
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	48.8%
Consumer Discretionary	13.9%
Communication Services	13.3%
Health Care	7.8%
Financials	6.5%
Industrials	3.5%
Consumer Staples	2.4%
Real Estate	1.4%
Utilities	1.2%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	12.0%
Apple, Inc.	10.9%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.5%
Alphabet, Inc., "A"	4.3%
Alphabet, Inc., "C"	2.8%
ServiceNow, Inc.	2.0%
AppLovin Corp.	2.0%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRWB-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Growth Equity Fund
Class C-BRWCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$81	1.49%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	390,772,112	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	73
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	48.8%
Consumer Discretionary	13.9%
Communication Services	13.3%
Health Care	7.8%
Financials	6.5%
Industrials	3.5%
Consumer Staples	2.4%
Real Estate	1.4%
Utilities	1.2%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	12.0%
Apple, Inc.	10.9%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.5%
Alphabet, Inc., "A"	4.3%
Alphabet, Inc., "C"	2.8%
ServiceNow, Inc.	2.0%
AppLovin Corp.	2.0%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRWC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Growth Equity Fund
Class I-BRWJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$27	0.49%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	390,772,112	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	73
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	48.8%
Consumer Discretionary	13.9%
Communication Services	13.3%
Health Care	7.8%
Financials	6.5%
Industrials	3.5%
Consumer Staples	2.4%
Real Estate	1.4%
Utilities	1.2%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	12.0%
Apple, Inc.	10.9%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.5%
Alphabet, Inc., "A"	4.3%
Alphabet, Inc., "C"	2.8%
ServiceNow, Inc.	2.0%
AppLovin Corp.	2.0%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRWI-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Growth Equity Fund
Class R1-BRWRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$81	1.49%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	390,772,112	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	73
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	48.8%
Consumer Discretionary	13.9%
Communication Services	13.3%
Health Care	7.8%
Financials	6.5%
Industrials	3.5%
Consumer Staples	2.4%
Real Estate	1.4%
Utilities	1.2%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	12.0%
Apple, Inc.	10.9%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.5%
Alphabet, Inc., "A"	4.3%
Alphabet, Inc., "C"	2.8%
ServiceNow, Inc.	2.0%
AppLovin Corp.	2.0%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRWR1-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Growth Equity Fund
Class R2-BRWSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$54	0.99%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	390,772,112	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	73
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	48.8%
Consumer Discretionary	13.9%
Communication Services	13.3%
Health Care	7.8%
Financials	6.5%
Industrials	3.5%
Consumer Staples	2.4%
Real Estate	1.4%
Utilities	1.2%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	12.0%
Apple, Inc.	10.9%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.5%
Alphabet, Inc., "A"	4.3%
Alphabet, Inc., "C"	2.8%
ServiceNow, Inc.	2.0%
AppLovin Corp.	2.0%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRWR2-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Growth Equity Fund
Class R3-BRWTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$40	0.74%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	390,772,112	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	73
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	48.8%
Consumer Discretionary	13.9%
Communication Services	13.3%
Health Care	7.8%
Financials	6.5%
Industrials	3.5%
Consumer Staples	2.4%
Real Estate	1.4%
Utilities	1.2%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	12.0%
Apple, Inc.	10.9%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.5%
Alphabet, Inc., "A"	4.3%
Alphabet, Inc., "C"	2.8%
ServiceNow, Inc.	2.0%
AppLovin Corp.	2.0%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRWR3-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Growth Equity Fund
Class R4-BRWUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$27	0.49%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	390,772,112	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	73
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	48.8%
Consumer Discretionary	13.9%
Communication Services	13.3%
Health Care	7.8%
Financials	6.5%
Industrials	3.5%
Consumer Staples	2.4%
Real Estate	1.4%
Utilities	1.2%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	12.0%
Apple, Inc.	10.9%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.5%
Alphabet, Inc., "A"	4.3%
Alphabet, Inc., "C"	2.8%
ServiceNow, Inc.	2.0%
AppLovin Corp.	2.0%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRWR4-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Growth Equity Fund
Class R6-BRWVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$23	0.42%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	390,772,112	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	73
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	48.8%
Consumer Discretionary	13.9%
Communication Services	13.3%
Health Care	7.8%
Financials	6.5%
Industrials	3.5%
Consumer Staples	2.4%
Real Estate	1.4%
Utilities	1.2%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	12.0%
Apple, Inc.	10.9%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.5%
Alphabet, Inc., "A"	4.3%
Alphabet, Inc., "C"	2.8%
ServiceNow, Inc.	2.0%
AppLovin Corp.	2.0%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRWR6-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Emerging Markets
Equity Fund
Class A-MEMAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$68	1.31%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	7,674,867,411	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	101
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
Tata Consultancy Services Ltd.	2.1%
China Construction Bank Corp.	2.0%
HDFC Bank Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.7%
Kotak Mahindra Bank Ltd.	1.7%
Issuer country weightings
China	26.1%
India	16.0%
Taiwan	14.5%
South Korea	12.7%
Brazil	5.7%
Indonesia	3.7%
Mexico	2.9%
Thailand	2.2%
Hong Kong	2.0%
Other Countries	14.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FEMA-SEM

MFS® Emerging Markets
Equity Fund
Class B-MEMBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$106	2.06%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	7,674,867,411	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	101
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
Tata Consultancy Services Ltd.	2.1%
China Construction Bank Corp.	2.0%
HDFC Bank Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.7%
Kotak Mahindra Bank Ltd.	1.7%
Issuer country weightings
China	26.1%
India	16.0%
Taiwan	14.5%
South Korea	12.7%
Brazil	5.7%
Indonesia	3.7%
Mexico	2.9%
Thailand	2.2%
Hong Kong	2.0%
Other Countries	14.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FEMB-SEM

MFS® Emerging Markets
Equity Fund
Class C-MEMCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$106	2.06%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	7,674,867,411	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	101
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
Tata Consultancy Services Ltd.	2.1%
China Construction Bank Corp.	2.0%
HDFC Bank Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.7%
Kotak Mahindra Bank Ltd.	1.7%
Issuer country weightings
China	26.1%
India	16.0%
Taiwan	14.5%
South Korea	12.7%
Brazil	5.7%
Indonesia	3.7%
Mexico	2.9%
Thailand	2.2%
Hong Kong	2.0%
Other Countries	14.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FEMC-SEM

MFS® Emerging Markets
Equity Fund
Class I-MEMIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$55	1.06%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	7,674,867,411	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	101
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
Tata Consultancy Services Ltd.	2.1%
China Construction Bank Corp.	2.0%
HDFC Bank Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.7%
Kotak Mahindra Bank Ltd.	1.7%
Issuer country weightings
China	26.1%
India	16.0%
Taiwan	14.5%
South Korea	12.7%
Brazil	5.7%
Indonesia	3.7%
Mexico	2.9%
Thailand	2.2%
Hong Kong	2.0%
Other Countries	14.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FEMI-SEM

MFS® Emerging Markets
Equity Fund
Class R1-MEMRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$106	2.06%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	7,674,867,411	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	101
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
Tata Consultancy Services Ltd.	2.1%
China Construction Bank Corp.	2.0%
HDFC Bank Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.7%
Kotak Mahindra Bank Ltd.	1.7%
Issuer country weightings
China	26.1%
India	16.0%
Taiwan	14.5%
South Korea	12.7%
Brazil	5.7%
Indonesia	3.7%
Mexico	2.9%
Thailand	2.2%
Hong Kong	2.0%
Other Countries	14.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FEMR1-SEM

MFS® Emerging Markets
Equity Fund
Class R2-MEMFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$81	1.56%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	7,674,867,411	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	101
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
Tata Consultancy Services Ltd.	2.1%
China Construction Bank Corp.	2.0%
HDFC Bank Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.7%
Kotak Mahindra Bank Ltd.	1.7%
Issuer country weightings
China	26.1%
India	16.0%
Taiwan	14.5%
South Korea	12.7%
Brazil	5.7%
Indonesia	3.7%
Mexico	2.9%
Thailand	2.2%
Hong Kong	2.0%
Other Countries	14.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FEMR2-SEM

MFS® Emerging Markets
Equity Fund
Class R3-MEMGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$68	1.31%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	7,674,867,411	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	101
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
Tata Consultancy Services Ltd.	2.1%
China Construction Bank Corp.	2.0%
HDFC Bank Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.7%
Kotak Mahindra Bank Ltd.	1.7%
Issuer country weightings
China	26.1%
India	16.0%
Taiwan	14.5%
South Korea	12.7%
Brazil	5.7%
Indonesia	3.7%
Mexico	2.9%
Thailand	2.2%
Hong Kong	2.0%
Other Countries	14.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FEMR3-SEM

MFS® Emerging Markets
Equity Fund
Class R4-MEMHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$55	1.06%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	7,674,867,411	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	101
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
Tata Consultancy Services Ltd.	2.1%
China Construction Bank Corp.	2.0%
HDFC Bank Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.7%
Kotak Mahindra Bank Ltd.	1.7%
Issuer country weightings
China	26.1%
India	16.0%
Taiwan	14.5%
South Korea	12.7%
Brazil	5.7%
Indonesia	3.7%
Mexico	2.9%
Thailand	2.2%
Hong Kong	2.0%
Other Countries	14.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FEMR4-SEM

MFS® Emerging Markets
Equity Fund
Class R6-MEMJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$47	0.91%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	7,674,867,411	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	101
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
Tata Consultancy Services Ltd.	2.1%
China Construction Bank Corp.	2.0%
HDFC Bank Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.7%
Kotak Mahindra Bank Ltd.	1.7%
Issuer country weightings
China	26.1%
India	16.0%
Taiwan	14.5%
South Korea	12.7%
Brazil	5.7%
Indonesia	3.7%
Mexico	2.9%
Thailand	2.2%
Hong Kong	2.0%
Other Countries	14.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FEMR6-SEM

MFS® International Growth Fund
Class A-MGRAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$54	1.05%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	17,084,862,478	Portfolio Turnover Rate (%):	8
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
SAP SE	4.9%
Schneider Electric SE	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
Linde PLC	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
EssilorLuxottica	2.3%
Heineken N.V.	2.2%
Issuer country weightings
France	14.9%
Germany	11.4%
Japan	10.4%
Switzerland	9.5%
United Kingdom	8.3%
Canada	7.3%
Taiwan	6.4%
Netherlands	4.2%
United States	4.1%
Other Countries	23.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGFA-SEM

MFS® International Growth Fund
Class B-MGRBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$92	1.80%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	17,084,862,478	Portfolio Turnover Rate (%):	8
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
SAP SE	4.9%
Schneider Electric SE	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
Linde PLC	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
EssilorLuxottica	2.3%
Heineken N.V.	2.2%
Issuer country weightings
France	14.9%
Germany	11.4%
Japan	10.4%
Switzerland	9.5%
United Kingdom	8.3%
Canada	7.3%
Taiwan	6.4%
Netherlands	4.2%
United States	4.1%
Other Countries	23.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGFB-SEM

MFS® International Growth Fund
Class C-MGRCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$92	1.80%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	17,084,862,478	Portfolio Turnover Rate (%):	8
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
SAP SE	4.9%
Schneider Electric SE	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
Linde PLC	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
EssilorLuxottica	2.3%
Heineken N.V.	2.2%
Issuer country weightings
France	14.9%
Germany	11.4%
Japan	10.4%
Switzerland	9.5%
United Kingdom	8.3%
Canada	7.3%
Taiwan	6.4%
Netherlands	4.2%
United States	4.1%
Other Countries	23.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGFC-SEM

MFS® International Growth Fund
Class I-MQGIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$41	0.80%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	17,084,862,478	Portfolio Turnover Rate (%):	8
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
SAP SE	4.9%
Schneider Electric SE	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
Linde PLC	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
EssilorLuxottica	2.3%
Heineken N.V.	2.2%
Issuer country weightings
France	14.9%
Germany	11.4%
Japan	10.4%
Switzerland	9.5%
United Kingdom	8.3%
Canada	7.3%
Taiwan	6.4%
Netherlands	4.2%
United States	4.1%
Other Countries	23.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGFI-SEM

MFS® International Growth Fund
Class R1-MGRRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$92	1.80%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	17,084,862,478	Portfolio Turnover Rate (%):	8
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
SAP SE	4.9%
Schneider Electric SE	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
Linde PLC	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
EssilorLuxottica	2.3%
Heineken N.V.	2.2%
Issuer country weightings
France	14.9%
Germany	11.4%
Japan	10.4%
Switzerland	9.5%
United Kingdom	8.3%
Canada	7.3%
Taiwan	6.4%
Netherlands	4.2%
United States	4.1%
Other Countries	23.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGFR1-SEM

MFS® International Growth Fund
Class R2-MGRQX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$67	1.30%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	17,084,862,478	Portfolio Turnover Rate (%):	8
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
SAP SE	4.9%
Schneider Electric SE	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
Linde PLC	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
EssilorLuxottica	2.3%
Heineken N.V.	2.2%
Issuer country weightings
France	14.9%
Germany	11.4%
Japan	10.4%
Switzerland	9.5%
United Kingdom	8.3%
Canada	7.3%
Taiwan	6.4%
Netherlands	4.2%
United States	4.1%
Other Countries	23.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGFR2-SEM

MFS® International Growth Fund
Class R3-MGRTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$54	1.05%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	17,084,862,478	Portfolio Turnover Rate (%):	8
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
SAP SE	4.9%
Schneider Electric SE	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
Linde PLC	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
EssilorLuxottica	2.3%
Heineken N.V.	2.2%
Issuer country weightings
France	14.9%
Germany	11.4%
Japan	10.4%
Switzerland	9.5%
United Kingdom	8.3%
Canada	7.3%
Taiwan	6.4%
Netherlands	4.2%
United States	4.1%
Other Countries	23.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGFR3-SEM

MFS® International Growth Fund
Class R4-MGRVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$41	0.80%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	17,084,862,478	Portfolio Turnover Rate (%):	8
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
SAP SE	4.9%
Schneider Electric SE	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
Linde PLC	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
EssilorLuxottica	2.3%
Heineken N.V.	2.2%
Issuer country weightings
France	14.9%
Germany	11.4%
Japan	10.4%
Switzerland	9.5%
United Kingdom	8.3%
Canada	7.3%
Taiwan	6.4%
Netherlands	4.2%
United States	4.1%
Other Countries	23.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGFR4-SEM

MFS® International Growth Fund
Class R6-MGRDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$35	0.68%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	17,084,862,478	Portfolio Turnover Rate (%):	8
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
SAP SE	4.9%
Schneider Electric SE	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
Linde PLC	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
EssilorLuxottica	2.3%
Heineken N.V.	2.2%
Issuer country weightings
France	14.9%
Germany	11.4%
Japan	10.4%
Switzerland	9.5%
United Kingdom	8.3%
Canada	7.3%
Taiwan	6.4%
Netherlands	4.2%
United States	4.1%
Other Countries	23.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGFR6-SEM

MFS® International Intrinsic Value Fund
Class A-MGIAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$51	1.01%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	21,681,708,653	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.1%
NatWest Group PLC	3.0%
Franco-Nevada Corp.	2.8%
TotalEnergies SE	2.7%
Resona Holdings, Inc.	2.4%
Legrand S.A.	2.4%
Deutsche Boerse AG	2.3%
SAP SE	2.2%
AIB Group PLC	2.1%
Issuer country weightings
United Kingdom	18.0%
France	15.8%
Japan	13.6%
United States	10.9%
Germany	7.8%
Switzerland	7.1%
Canada	5.1%
Ireland	4.2%
Spain	4.0%
Other Countries	13.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGIA-SEM

MFS® International Intrinsic Value Fund
Class B-MGIBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$88	1.76%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	21,681,708,653	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.1%
NatWest Group PLC	3.0%
Franco-Nevada Corp.	2.8%
TotalEnergies SE	2.7%
Resona Holdings, Inc.	2.4%
Legrand S.A.	2.4%
Deutsche Boerse AG	2.3%
SAP SE	2.2%
AIB Group PLC	2.1%
Issuer country weightings
United Kingdom	18.0%
France	15.8%
Japan	13.6%
United States	10.9%
Germany	7.8%
Switzerland	7.1%
Canada	5.1%
Ireland	4.2%
Spain	4.0%
Other Countries	13.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGIB-SEM

MFS® International Intrinsic Value Fund
Class C-MGICX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$88	1.76%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	21,681,708,653	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.1%
NatWest Group PLC	3.0%
Franco-Nevada Corp.	2.8%
TotalEnergies SE	2.7%
Resona Holdings, Inc.	2.4%
Legrand S.A.	2.4%
Deutsche Boerse AG	2.3%
SAP SE	2.2%
AIB Group PLC	2.1%
Issuer country weightings
United Kingdom	18.0%
France	15.8%
Japan	13.6%
United States	10.9%
Germany	7.8%
Switzerland	7.1%
Canada	5.1%
Ireland	4.2%
Spain	4.0%
Other Countries	13.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGIC-SEM

MFS® International Intrinsic Value Fund
Class I-MINIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$38	0.76%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	21,681,708,653	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.1%
NatWest Group PLC	3.0%
Franco-Nevada Corp.	2.8%
TotalEnergies SE	2.7%
Resona Holdings, Inc.	2.4%
Legrand S.A.	2.4%
Deutsche Boerse AG	2.3%
SAP SE	2.2%
AIB Group PLC	2.1%
Issuer country weightings
United Kingdom	18.0%
France	15.8%
Japan	13.6%
United States	10.9%
Germany	7.8%
Switzerland	7.1%
Canada	5.1%
Ireland	4.2%
Spain	4.0%
Other Countries	13.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGII-SEM

MFS® International Intrinsic Value Fund
Class R1-MINRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$88	1.76%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	21,681,708,653	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.1%
NatWest Group PLC	3.0%
Franco-Nevada Corp.	2.8%
TotalEnergies SE	2.7%
Resona Holdings, Inc.	2.4%
Legrand S.A.	2.4%
Deutsche Boerse AG	2.3%
SAP SE	2.2%
AIB Group PLC	2.1%
Issuer country weightings
United Kingdom	18.0%
France	15.8%
Japan	13.6%
United States	10.9%
Germany	7.8%
Switzerland	7.1%
Canada	5.1%
Ireland	4.2%
Spain	4.0%
Other Countries	13.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGIR1-SEM

MFS® International Intrinsic Value Fund
Class R2-MINFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$63	1.26%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	21,681,708,653	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.1%
NatWest Group PLC	3.0%
Franco-Nevada Corp.	2.8%
TotalEnergies SE	2.7%
Resona Holdings, Inc.	2.4%
Legrand S.A.	2.4%
Deutsche Boerse AG	2.3%
SAP SE	2.2%
AIB Group PLC	2.1%
Issuer country weightings
United Kingdom	18.0%
France	15.8%
Japan	13.6%
United States	10.9%
Germany	7.8%
Switzerland	7.1%
Canada	5.1%
Ireland	4.2%
Spain	4.0%
Other Countries	13.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGIR2-SEM

MFS® International Intrinsic Value Fund
Class R3-MINGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$51	1.01%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	21,681,708,653	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.1%
NatWest Group PLC	3.0%
Franco-Nevada Corp.	2.8%
TotalEnergies SE	2.7%
Resona Holdings, Inc.	2.4%
Legrand S.A.	2.4%
Deutsche Boerse AG	2.3%
SAP SE	2.2%
AIB Group PLC	2.1%
Issuer country weightings
United Kingdom	18.0%
France	15.8%
Japan	13.6%
United States	10.9%
Germany	7.8%
Switzerland	7.1%
Canada	5.1%
Ireland	4.2%
Spain	4.0%
Other Countries	13.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGIR3-SEM

MFS® International Intrinsic Value Fund
Class R4-MINHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$38	0.76%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	21,681,708,653	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.1%
NatWest Group PLC	3.0%
Franco-Nevada Corp.	2.8%
TotalEnergies SE	2.7%
Resona Holdings, Inc.	2.4%
Legrand S.A.	2.4%
Deutsche Boerse AG	2.3%
SAP SE	2.2%
AIB Group PLC	2.1%
Issuer country weightings
United Kingdom	18.0%
France	15.8%
Japan	13.6%
United States	10.9%
Germany	7.8%
Switzerland	7.1%
Canada	5.1%
Ireland	4.2%
Spain	4.0%
Other Countries	13.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGIR4-SEM

MFS® International Intrinsic Value Fund
Class R6-MINJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$33	0.66%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	21,681,708,653	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.1%
NatWest Group PLC	3.0%
Franco-Nevada Corp.	2.8%
TotalEnergies SE	2.7%
Resona Holdings, Inc.	2.4%
Legrand S.A.	2.4%
Deutsche Boerse AG	2.3%
SAP SE	2.2%
AIB Group PLC	2.1%
Issuer country weightings
United Kingdom	18.0%
France	15.8%
Japan	13.6%
United States	10.9%
Germany	7.8%
Switzerland	7.1%
Canada	5.1%
Ireland	4.2%
Spain	4.0%
Other Countries	13.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FGIR6-SEM

MFS® International
DiversificationSM Fund
Class A-MDIDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$18	0.35%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	38,105,233,626	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Large Cap Value Fund	15.0%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDIA-SEM

MFS® International
DiversificationSM Fund
Class B-MDIFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$56	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	38,105,233,626	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Large Cap Value Fund	15.0%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDIB-SEM

MFS® International
DiversificationSM Fund
Class C-MDIGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$56	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	38,105,233,626	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Large Cap Value Fund	15.0%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDIC-SEM

MFS® International
DiversificationSM Fund
Class I-MDIJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$5	0.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	38,105,233,626	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Large Cap Value Fund	15.0%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDII-SEM

MFS® International
DiversificationSM Fund
Class R1-MDIOX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$56	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	38,105,233,626	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Large Cap Value Fund	15.0%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDIR1-SEM

MFS® International
DiversificationSM Fund
Class R2-MDIKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$30	0.60%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	38,105,233,626	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Large Cap Value Fund	15.0%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDIR2-SEM

MFS® International
DiversificationSM Fund
Class R3-MDIHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$18	0.35%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	38,105,233,626	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Large Cap Value Fund	15.0%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDIR3-SEM

MFS® International
DiversificationSM Fund
Class R4-MDITX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$5	0.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	38,105,233,626	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Large Cap Value Fund	15.0%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDIR4-SEM

MFS® International
DiversificationSM Fund
Class R6-MDIZX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	38,105,233,626	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Large Cap Value Fund	15.0%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDIR6-SEM

MFS® Managed Wealth Fund
Class A-MNWAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$47	0.92%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	33,122,985	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	15
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	30.3%
	MFS International Equity Fund	30.3%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future DEC 20 24		(14.0)%
	Mini MSCI EAFE Index Future MAR 21 25		(14.1)%
	Mini Russell 1000 Growth Future DEC 20 24		(23.1)%
Net Equity Exposure				39.7%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.4)%
	Standard & Poor's 500 Index Option 4600.00 PUT SEP 19 25		(0.4)%
	Standard & Poor's 500 Index Option 5450.00 PUT MAR 21 25		(0.5)%
Standard & Poors Index Option PUT(s)				(1.3)%
Downside Hedge(s)				(1.3)%
Net Equivalent Equity Exposure		90.9%	(52.5)%	38.4%
Limited Maturity U.S. Treasury Notes				3.5%
Cash	Cash & Cash Equivalents (d)			5.5%
	Other (e)			52.6%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MGWA-SEM
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Managed Wealth Fund
Class B-MNWBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$85	1.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	33,122,985	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	15
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	30.3%
	MFS International Equity Fund	30.3%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future DEC 20 24		(14.0)%
	Mini MSCI EAFE Index Future MAR 21 25		(14.1)%
	Mini Russell 1000 Growth Future DEC 20 24		(23.1)%
Net Equity Exposure				39.7%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.4)%
	Standard & Poor's 500 Index Option 4600.00 PUT SEP 19 25		(0.4)%
	Standard & Poor's 500 Index Option 5450.00 PUT MAR 21 25		(0.5)%
Standard & Poors Index Option PUT(s)				(1.3)%
Downside Hedge(s)				(1.3)%
Net Equivalent Equity Exposure		90.9%	(52.5)%	38.4%
Limited Maturity U.S. Treasury Notes				3.5%
Cash	Cash & Cash Equivalents (d)			5.5%
	Other (e)			52.6%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MGWB-SEM
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Managed Wealth Fund
Class C-MNWCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$85	1.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	33,122,985	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	15
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	30.3%
	MFS International Equity Fund	30.3%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future DEC 20 24		(14.0)%
	Mini MSCI EAFE Index Future MAR 21 25		(14.1)%
	Mini Russell 1000 Growth Future DEC 20 24		(23.1)%
Net Equity Exposure				39.7%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.4)%
	Standard & Poor's 500 Index Option 4600.00 PUT SEP 19 25		(0.4)%
	Standard & Poor's 500 Index Option 5450.00 PUT MAR 21 25		(0.5)%
Standard & Poors Index Option PUT(s)				(1.3)%
Downside Hedge(s)				(1.3)%
Net Equivalent Equity Exposure		90.9%	(52.5)%	38.4%
Limited Maturity U.S. Treasury Notes				3.5%
Cash	Cash & Cash Equivalents (d)			5.5%
	Other (e)			52.6%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MGWC-SEM
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Managed Wealth Fund
Class I-MNWIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$34	0.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	33,122,985	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	15
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	30.3%
	MFS International Equity Fund	30.3%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future DEC 20 24		(14.0)%
	Mini MSCI EAFE Index Future MAR 21 25		(14.1)%
	Mini Russell 1000 Growth Future DEC 20 24		(23.1)%
Net Equity Exposure				39.7%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.4)%
	Standard & Poor's 500 Index Option 4600.00 PUT SEP 19 25		(0.4)%
	Standard & Poor's 500 Index Option 5450.00 PUT MAR 21 25		(0.5)%
Standard & Poors Index Option PUT(s)				(1.3)%
Downside Hedge(s)				(1.3)%
Net Equivalent Equity Exposure		90.9%	(52.5)%	38.4%
Limited Maturity U.S. Treasury Notes				3.5%
Cash	Cash & Cash Equivalents (d)			5.5%
	Other (e)			52.6%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MGWI-SEM
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Managed Wealth Fund
Class R1-MNWRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$85	1.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	33,122,985	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	15
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	30.3%
	MFS International Equity Fund	30.3%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future DEC 20 24		(14.0)%
	Mini MSCI EAFE Index Future MAR 21 25		(14.1)%
	Mini Russell 1000 Growth Future DEC 20 24		(23.1)%
Net Equity Exposure				39.7%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.4)%
	Standard & Poor's 500 Index Option 4600.00 PUT SEP 19 25		(0.4)%
	Standard & Poor's 500 Index Option 5450.00 PUT MAR 21 25		(0.5)%
Standard & Poors Index Option PUT(s)				(1.3)%
Downside Hedge(s)				(1.3)%
Net Equivalent Equity Exposure		90.9%	(52.5)%	38.4%
Limited Maturity U.S. Treasury Notes				3.5%
Cash	Cash & Cash Equivalents (d)			5.5%
	Other (e)			52.6%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MGWR1-SEM
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Managed Wealth Fund
Class R2-MNWSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$59	1.17%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	33,122,985	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	15
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	30.3%
	MFS International Equity Fund	30.3%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future DEC 20 24		(14.0)%
	Mini MSCI EAFE Index Future MAR 21 25		(14.1)%
	Mini Russell 1000 Growth Future DEC 20 24		(23.1)%
Net Equity Exposure				39.7%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.4)%
	Standard & Poor's 500 Index Option 4600.00 PUT SEP 19 25		(0.4)%
	Standard & Poor's 500 Index Option 5450.00 PUT MAR 21 25		(0.5)%
Standard & Poors Index Option PUT(s)				(1.3)%
Downside Hedge(s)				(1.3)%
Net Equivalent Equity Exposure		90.9%	(52.5)%	38.4%
Limited Maturity U.S. Treasury Notes				3.5%
Cash	Cash & Cash Equivalents (d)			5.5%
	Other (e)			52.6%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MGWR2-SEM
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Managed Wealth Fund
Class R3-MNWTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$47	0.92%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	33,122,985	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	15
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	30.3%
	MFS International Equity Fund	30.3%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future DEC 20 24		(14.0)%
	Mini MSCI EAFE Index Future MAR 21 25		(14.1)%
	Mini Russell 1000 Growth Future DEC 20 24		(23.1)%
Net Equity Exposure				39.7%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.4)%
	Standard & Poor's 500 Index Option 4600.00 PUT SEP 19 25		(0.4)%
	Standard & Poor's 500 Index Option 5450.00 PUT MAR 21 25		(0.5)%
Standard & Poors Index Option PUT(s)				(1.3)%
Downside Hedge(s)				(1.3)%
Net Equivalent Equity Exposure		90.9%	(52.5)%	38.4%
Limited Maturity U.S. Treasury Notes				3.5%
Cash	Cash & Cash Equivalents (d)			5.5%
	Other (e)			52.6%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MGWR3-SEM
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Managed Wealth Fund
Class R4-MNWUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$34	0.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	33,122,985	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	15
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	30.3%
	MFS International Equity Fund	30.3%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future DEC 20 24		(14.0)%
	Mini MSCI EAFE Index Future MAR 21 25		(14.1)%
	Mini Russell 1000 Growth Future DEC 20 24		(23.1)%
Net Equity Exposure				39.7%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.4)%
	Standard & Poor's 500 Index Option 4600.00 PUT SEP 19 25		(0.4)%
	Standard & Poor's 500 Index Option 5450.00 PUT MAR 21 25		(0.5)%
Standard & Poors Index Option PUT(s)				(1.3)%
Downside Hedge(s)				(1.3)%
Net Equivalent Equity Exposure		90.9%	(52.5)%	38.4%
Limited Maturity U.S. Treasury Notes				3.5%
Cash	Cash & Cash Equivalents (d)			5.5%
	Other (e)			52.6%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MGWR4-SEM
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Managed Wealth Fund
Class R6-MNWZX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$30	0.60%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	33,122,985	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	15
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	30.3%
	MFS International Equity Fund	30.3%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future DEC 20 24		(14.0)%
	Mini MSCI EAFE Index Future MAR 21 25		(14.1)%
	Mini Russell 1000 Growth Future DEC 20 24		(23.1)%
Net Equity Exposure				39.7%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.4)%
	Standard & Poor's 500 Index Option 4600.00 PUT SEP 19 25		(0.4)%
	Standard & Poor's 500 Index Option 5450.00 PUT MAR 21 25		(0.5)%
Standard & Poors Index Option PUT(s)				(1.3)%
Downside Hedge(s)				(1.3)%
Net Equivalent Equity Exposure		90.9%	(52.5)%	38.4%
Limited Maturity U.S. Treasury Notes				3.5%
Cash	Cash & Cash Equivalents (d)			5.5%
	Other (e)			52.6%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MGWR6-SEM
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® International Large Cap Value Fund
Class A-MKVBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$48	0.95%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,341,261,579	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Top ten holdings
NatWest Group PLC	4.1%
Mitsubishi UFJ Financial Group, Inc.	3.7%
UBS Group AG	3.0%
Roche Holding AG	2.7%
Willis Towers Watson PLC	2.6%
BNP Paribas S.A.	2.2%
Schneider Electric SE	2.1%
Sanofi	2.1%
National Grid PLC	2.1%
TotalEnergies SE	2.0%
Issuer country weightings
United Kingdom	27.2%
Japan	16.7%
France	14.7%
Switzerland	8.7%
Germany	6.3%
United States	5.7%
Canada	5.5%
Ireland	3.5%
Spain	2.9%
Other Countries	8.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MKVA-SEM

MFS® International Large Cap Value Fund
Class C-MKVCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$86	1.70%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,341,261,579	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Top ten holdings
NatWest Group PLC	4.1%
Mitsubishi UFJ Financial Group, Inc.	3.7%
UBS Group AG	3.0%
Roche Holding AG	2.7%
Willis Towers Watson PLC	2.6%
BNP Paribas S.A.	2.2%
Schneider Electric SE	2.1%
Sanofi	2.1%
National Grid PLC	2.1%
TotalEnergies SE	2.0%
Issuer country weightings
United Kingdom	27.2%
Japan	16.7%
France	14.7%
Switzerland	8.7%
Germany	6.3%
United States	5.7%
Canada	5.5%
Ireland	3.5%
Spain	2.9%
Other Countries	8.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MKVC-SEM

MFS® International Large Cap Value Fund
Class I-MKVIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$35	0.70%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,341,261,579	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Top ten holdings
NatWest Group PLC	4.1%
Mitsubishi UFJ Financial Group, Inc.	3.7%
UBS Group AG	3.0%
Roche Holding AG	2.7%
Willis Towers Watson PLC	2.6%
BNP Paribas S.A.	2.2%
Schneider Electric SE	2.1%
Sanofi	2.1%
National Grid PLC	2.1%
TotalEnergies SE	2.0%
Issuer country weightings
United Kingdom	27.2%
Japan	16.7%
France	14.7%
Switzerland	8.7%
Germany	6.3%
United States	5.7%
Canada	5.5%
Ireland	3.5%
Spain	2.9%
Other Countries	8.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MKVI-SEM

MFS® International Large Cap Value Fund
Class R1-MKVDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$86	1.70%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,341,261,579	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Top ten holdings
NatWest Group PLC	4.1%
Mitsubishi UFJ Financial Group, Inc.	3.7%
UBS Group AG	3.0%
Roche Holding AG	2.7%
Willis Towers Watson PLC	2.6%
BNP Paribas S.A.	2.2%
Schneider Electric SE	2.1%
Sanofi	2.1%
National Grid PLC	2.1%
TotalEnergies SE	2.0%
Issuer country weightings
United Kingdom	27.2%
Japan	16.7%
France	14.7%
Switzerland	8.7%
Germany	6.3%
United States	5.7%
Canada	5.5%
Ireland	3.5%
Spain	2.9%
Other Countries	8.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MKVR1-SEM

MFS® International Large Cap Value Fund
Class R2-MKVEX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$61	1.20%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,341,261,579	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Top ten holdings
NatWest Group PLC	4.1%
Mitsubishi UFJ Financial Group, Inc.	3.7%
UBS Group AG	3.0%
Roche Holding AG	2.7%
Willis Towers Watson PLC	2.6%
BNP Paribas S.A.	2.2%
Schneider Electric SE	2.1%
Sanofi	2.1%
National Grid PLC	2.1%
TotalEnergies SE	2.0%
Issuer country weightings
United Kingdom	27.2%
Japan	16.7%
France	14.7%
Switzerland	8.7%
Germany	6.3%
United States	5.7%
Canada	5.5%
Ireland	3.5%
Spain	2.9%
Other Countries	8.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MKVR2-SEM

MFS® International Large Cap Value Fund
Class R3-MKVFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$48	0.95%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,341,261,579	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Top ten holdings
NatWest Group PLC	4.1%
Mitsubishi UFJ Financial Group, Inc.	3.7%
UBS Group AG	3.0%
Roche Holding AG	2.7%
Willis Towers Watson PLC	2.6%
BNP Paribas S.A.	2.2%
Schneider Electric SE	2.1%
Sanofi	2.1%
National Grid PLC	2.1%
TotalEnergies SE	2.0%
Issuer country weightings
United Kingdom	27.2%
Japan	16.7%
France	14.7%
Switzerland	8.7%
Germany	6.3%
United States	5.7%
Canada	5.5%
Ireland	3.5%
Spain	2.9%
Other Countries	8.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MKVR3-SEM

MFS® International Large Cap Value Fund
Class R4-MKVGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$35	0.70%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,341,261,579	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Top ten holdings
NatWest Group PLC	4.1%
Mitsubishi UFJ Financial Group, Inc.	3.7%
UBS Group AG	3.0%
Roche Holding AG	2.7%
Willis Towers Watson PLC	2.6%
BNP Paribas S.A.	2.2%
Schneider Electric SE	2.1%
Sanofi	2.1%
National Grid PLC	2.1%
TotalEnergies SE	2.0%
Issuer country weightings
United Kingdom	27.2%
Japan	16.7%
France	14.7%
Switzerland	8.7%
Germany	6.3%
United States	5.7%
Canada	5.5%
Ireland	3.5%
Spain	2.9%
Other Countries	8.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MKVR4-SEM

MFS® International Large Cap Value Fund
Class R6-MKVHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$34	0.67%
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,341,261,579	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Top ten holdings
NatWest Group PLC	4.1%
Mitsubishi UFJ Financial Group, Inc.	3.7%
UBS Group AG	3.0%
Roche Holding AG	2.7%
Willis Towers Watson PLC	2.6%
BNP Paribas S.A.	2.2%
Schneider Electric SE	2.1%
Sanofi	2.1%
National Grid PLC	2.1%
TotalEnergies SE	2.0%
Issuer country weightings
United Kingdom	27.2%
Japan	16.7%
France	14.7%
Switzerland	8.7%
Germany	6.3%
United States	5.7%
Canada	5.5%
Ireland	3.5%
Spain	2.9%
Other Countries	8.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MKVR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund
Portfolio of Investments
11/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Conservative Allocation Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.9%
Bond Funds – 59.0%
MFS Emerging Markets Debt Fund - Class R6	6,280,665	$76,310,080
MFS Emerging Markets Debt Local Currency Fund - Class R6	14,126,745	76,001,889
MFS Global Opportunistic Bond Fund - Class R6	32,626,731	267,539,193
MFS Government Securities Fund - Class R6	42,139,920	363,246,109
MFS High Income Fund - Class R6	48,849,906	151,923,206
MFS Inflation-Adjusted Bond Fund - Class R6	41,528,389	380,815,331
MFS Limited Maturity Fund - Class R6	64,983,063	379,501,090
MFS Total Return Bond Fund - Class R6	57,857,277	554,272,715
		$2,249,609,613
International Stock Funds – 8.0%
MFS International Growth Fund - Class R6	1,268,220	$56,917,716
MFS International Intrinsic Value Fund - Class R6	1,381,252	57,280,534
MFS International Large Cap Value Fund - Class R6	3,987,755	57,264,164
MFS Research International Fund - Class R6	5,680,907	133,501,307
		$304,963,721
Non-Traditional Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	20,929,187	$75,972,948
MFS Global Real Estate Fund - Class R6	4,287,888	76,495,931
		$152,468,879
U.S. Stock Funds – 26.5%
MFS Growth Fund - Class R6	865,560	$198,637,245
MFS Mid Cap Growth Fund - Class R6 (a)	4,291,934	153,050,370
MFS Mid Cap Value Fund - Class R6	4,036,607	152,866,310
MFS New Discovery Fund - Class R6 (a)	1,132,551	38,155,656
MFS New Discovery Value Fund - Class R6	1,823,439	38,201,039
MFS Research Fund - Class R6	3,056,374	199,672,879
MFS Value Fund - Class R6	4,109,994	228,967,790
		$1,009,551,289
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 4.66% (v)	93,592,011	$93,601,370
Total Investment Companies (Identified Cost, $3,032,882,120)		$3,810,194,872
Other Assets, Less Liabilities – 0.1%		3,242,957
Net Assets – 100.0%		$3,813,437,829
See Portfolio Footnotes and Notes to Financial Statements
AAFFS-SEM

Portfolio of Investments (unaudited) – continued
MFS Moderate Allocation Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 39.0%
MFS Emerging Markets Debt Fund - Class R6	16,769,293	$203,746,909
MFS Emerging Markets Debt Local Currency Fund - Class R6	25,151,932	135,317,396
MFS Global Opportunistic Bond Fund - Class R6	41,537,148	340,604,617
MFS Government Securities Fund - Class R6	75,148,879	647,783,336
MFS High Income Fund - Class R6	86,921,980	270,327,358
MFS Inflation-Adjusted Bond Fund - Class R6	51,759,794	474,637,313
MFS Total Return Bond Fund - Class R6	60,470,449	579,306,897
		$2,651,723,826
International Stock Funds – 12.9%
MFS Emerging Markets Equity Fund - Class R6	1,873,731	$66,611,152
MFS International Growth Fund - Class R6	3,010,143	135,095,234
MFS International Intrinsic Value Fund - Class R6	3,281,077	136,066,250
MFS International Large Cap Value Fund - Class R6	9,467,169	135,948,538
MFS International New Discovery Fund - Class R6	2,039,111	67,841,227
MFS Research International Fund - Class R6	14,452,657	339,637,427
		$881,199,828
Non-Traditional Funds – 6.0%
MFS Commodity Strategy Fund - Class R6	56,169,280	$203,894,487
MFS Global Real Estate Fund - Class R6	11,536,971	205,819,565
		$409,714,052
U.S. Stock Funds – 39.6%
MFS Growth Fund - Class R6	2,131,024	$489,048,706
MFS Mid Cap Growth Fund - Class R6 (a)	13,509,746	481,757,550
MFS Mid Cap Value Fund - Class R6	12,661,761	479,500,901
MFS New Discovery Fund - Class R6 (a)	3,040,292	102,427,428
MFS New Discovery Value Fund - Class R6	4,907,511	102,812,347
MFS Research Fund - Class R6	7,533,061	492,134,881
MFS Value Fund - Class R6	9,794,694	545,662,392
		$2,693,344,205
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 4.66% (v)	171,041,316	$171,058,420
Total Investment Companies (Identified Cost, $4,664,402,727)		$6,807,040,331
Other Assets, Less Liabilities – 0.0%		602,813
Net Assets – 100.0%		$6,807,643,144
See Portfolio Footnotes and Notes to Financial Statements

AAFFS-SEM

Portfolio of Investments (unaudited) – continued
MFS Growth Allocation Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 19.4%
MFS Emerging Markets Debt Fund - Class R6	16,697,434	$202,873,819
MFS Emerging Markets Debt Local Currency Fund - Class R6	25,050,320	134,770,722
MFS Global Opportunistic Bond Fund - Class R6	24,813,811	203,473,251
MFS High Income Fund - Class R6	86,539,604	269,138,168
MFS Inflation-Adjusted Bond Fund - Class R6	36,818,074	337,621,735
MFS Total Return Bond Fund - Class R6	17,713,692	169,697,175
		$1,317,574,870
International Stock Funds – 19.9%
MFS Emerging Markets Equity Fund - Class R6	3,742,684	$133,052,426
MFS International Growth Fund - Class R6	4,508,152	202,325,847
MFS International Intrinsic Value Fund - Class R6	4,906,240	203,461,797
MFS International Large Cap Value Fund - Class R6	14,140,789	203,061,730
MFS International New Discovery Fund - Class R6	4,072,733	135,499,815
MFS Research International Fund - Class R6	20,173,293	474,072,385
		$1,351,474,000
Non-Traditional Funds – 8.0%
MFS Commodity Strategy Fund - Class R6	74,766,232	$271,401,420
MFS Global Real Estate Fund - Class R6	15,373,161	274,257,196
		$545,658,616
U.S. Stock Funds – 50.7%
MFS Growth Fund - Class R6	2,714,285	$622,901,343
MFS Mid Cap Growth Fund - Class R6 (a)	17,421,244	621,241,563
MFS Mid Cap Value Fund - Class R6	16,288,771	616,855,753
MFS New Discovery Fund - Class R6 (a)	4,054,285	136,588,855
MFS New Discovery Value Fund - Class R6	6,549,638	137,214,922
MFS Research Fund - Class R6	9,596,264	626,923,914
MFS Value Fund - Class R6	12,222,577	680,919,763
		$3,442,646,113
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 4.66% (v)	135,015,883	$135,029,384
Total Investment Companies (Identified Cost, $3,882,695,748)		$6,792,382,983
Other Assets, Less Liabilities – 0.0%		1,034,264
Net Assets – 100.0%		$6,793,417,247
See Portfolio Footnotes and Notes to Financial Statements
AAFFS-SEM

Portfolio of Investments (unaudited) – continued
MFS Aggressive Growth Allocation Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
International Stock Funds – 29.9%
MFS Emerging Markets Equity Fund - Class R6	2,429,809	$86,379,731
MFS International Growth Fund - Class R6	3,252,197	145,958,607
MFS International Intrinsic Value Fund - Class R6	3,540,087	146,807,408
MFS International Large Cap Value Fund - Class R6	10,215,719	146,697,723
MFS International New Discovery Fund - Class R6	3,525,131	117,281,102
MFS Research International Fund - Class R6	9,981,384	234,562,520
		$877,687,091
Non-Traditional Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	40,468,204	$146,899,580
MFS Global Real Estate Fund - Class R6	8,311,042	148,268,985
		$295,168,565
U.S. Stock Funds – 58.6%
MFS Growth Fund - Class R6	1,428,501	$327,826,773
MFS Mid Cap Growth Fund - Class R6 (a)	8,351,016	297,797,247
MFS Mid Cap Value Fund - Class R6	7,820,698	296,169,814
MFS New Discovery Fund - Class R6 (a)	2,191,128	73,819,099
MFS New Discovery Value Fund - Class R6	3,537,508	74,110,784
MFS Research Fund - Class R6	4,598,434	300,415,687
MFS Value Fund - Class R6	6,344,827	353,470,311
		$1,723,609,715
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 4.66% (v)	44,416,998	$44,421,440
Total Investment Companies (Identified Cost, $1,485,838,758)		$2,940,886,811
Other Assets, Less Liabilities – (0.0)%		(31,241)
Net Assets – 100.0%		$2,940,855,570
Portfolio Footnotes:
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers were as follows:
Affiliated Issuers
MFS Conservative Allocation Fund	$3,810,194,872
MFS Moderate Allocation Fund	6,807,040,331
MFS Growth Allocation Fund	6,792,382,983
MFS Aggressive Growth Allocation Fund	2,940,886,811
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements

AAFFS-SEM

Financial Statements
Statements of Assets and Liabilities
At 11/30/24 (unaudited)
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Assets
Investments in affiliated issuers, at value (identified cost, $3,032,882,120, $4,664,402,727, $3,882,695,748, and $1,485,838,758, respectively)	$3,810,194,872	$6,807,040,331	$6,792,382,983	$2,940,886,811
Receivables for
Investments sold	3,795,561	4,371,447	2,016,290	522,431
Fund shares sold	2,424,151	3,411,499	3,416,169	2,181,861
Receivable from investment adviser	—	53,619	90,230	—
Total assets	$3,816,414,584	$6,814,876,896	$6,797,905,672	$2,943,591,103
Liabilities
Payables for
Investments purchased	$4,701	$—	$231,048	$835,834
Fund shares reacquired	2,158,585	5,762,817	2,743,125	1,170,201
Payable to affiliates
Administrative services fee	192	192	192	192
Shareholder servicing costs	589,598	1,098,042	1,154,767	546,426
Distribution and service fees	102,616	192,058	191,369	82,378
Payable for independent Trustees' compensation	1,924	2,284	1,690	348
Accrued expenses and other liabilities	119,139	178,359	166,234	100,154
Total liabilities	$2,976,755	$7,233,752	$4,488,425	$2,735,533
Net assets	$3,813,437,829	$6,807,643,144	$6,793,417,247	$2,940,855,570
Net assets consist of
Paid-in capital	$2,977,615,118	$4,436,978,479	$3,652,867,053	$1,411,884,062
Total distributable earnings (loss)	835,822,711	2,370,664,665	3,140,550,194	1,528,971,508
Net assets	$3,813,437,829	$6,807,643,144	$6,793,417,247	$2,940,855,570

Statements of Assets and Liabilities (unaudited) – continued
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net assets
Class A	$2,713,607,306	$5,235,008,887	$5,032,048,037	$1,773,459,777
Class B	8,066,501	21,829,036	26,833,821	13,134,239
Class C	213,572,270	336,224,443	377,934,006	245,169,441
Class I	379,477,588	410,640,619	394,195,534	269,505,056
Class R1	8,763,688	16,105,021	15,513,262	11,448,475
Class R2	34,785,977	84,474,926	100,250,930	50,996,342
Class R3	64,821,242	144,921,765	113,173,585	82,190,271
Class R4	269,540,788	219,808,548	258,332,469	154,433,234
Class R6	120,802,469	338,629,899	475,135,603	340,518,735
Total net assets	$3,813,437,829	$6,807,643,144	$6,793,417,247	$2,940,855,570
Shares of beneficial interest outstanding
Class A	154,865,056	249,899,468	190,386,311	54,645,624
Class B	461,731	1,056,567	1,020,234	412,501
Class C	12,407,706	16,460,260	14,672,477	7,849,908
Class I	21,402,015	19,243,725	14,702,388	8,109,904
Class R1	522,781	812,331	620,474	373,663
Class R2	2,057,419	4,149,740	3,908,569	1,615,241
Class R3	3,737,033	6,988,081	4,326,494	2,555,471
Class R4	15,365,293	10,503,548	9,763,497	4,727,937
Class R6	6,812,644	15,869,033	17,705,863	10,241,567
Total shares of beneficial interest outstanding	217,631,678	324,982,753	257,106,307	90,531,816
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$17.52	$20.95	$26.43	$32.45
Offering price per share (100 / 94.25 x net asset value per share)	$18.59	$22.23	$28.04	$34.43
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$17.47	$20.66	$26.30	$31.84
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$17.21	$20.43	$25.76	$31.23
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.73	$21.34	$26.81	$33.23
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.76	$19.83	$25.00	$30.64
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.91	$20.36	$25.65	$31.57
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.35	$20.74	$26.16	$32.16
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.54	$20.93	$26.46	$32.66

Statements of Assets and Liabilities (unaudited) – continued
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.73	$21.34	$26.83	$33.25
On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Financial Statements
Statements of Operations
Six months ended 11/30/24 (unaudited)
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net investment income (loss)
Dividends from affiliated issuers	$56,275,123	$72,699,191	$45,328,433	$5,091,750
Other	487	783	750	328
Total investment income	$56,275,610	$72,699,974	$45,329,183	$5,092,078
Expenses
Distribution and service fees	$4,740,458	$8,780,736	$8,646,403	$3,717,272
Shareholder servicing costs	1,363,334	2,679,744	2,929,007	1,364,747
Administrative services fee	8,775	8,775	8,775	8,775
Independent Trustees' compensation	33,410	57,378	56,221	24,357
Custodian fee	36,770	55,460	50,309	22,914
Shareholder communications	76,526	142,825	180,750	87,936
Audit and tax fees	23,407	23,963	23,202	23,127
Legal fees	9,807	16,980	16,496	7,239
Miscellaneous	137,571	176,233	170,682	120,630
Total expenses	$6,430,058	$11,942,094	$12,081,845	$5,376,997
Reduction of expenses by investment adviser and distributor	(280)	(286,318)	(485,987)	(583)
Net expenses	$6,429,778	$11,655,776	$11,595,858	$5,376,414
Net investment income (loss)	$49,845,832	$61,044,198	$33,733,325	$(284,336)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$54,145,233	$149,951,714	$122,735,667	$37,021,692
Capital gain distributions from affiliated issuers	241,383	613,073	796,887	416,127
Net realized gain (loss)	$54,386,616	$150,564,787	$123,532,554	$37,437,819
Change in unrealized appreciation or depreciation
Affiliated issuers	$123,448,889	$261,295,139	$361,375,896	$198,327,919
Net realized and unrealized gain (loss)	$177,835,505	$411,859,926	$484,908,450	$235,765,738
Change in net assets from operations	$227,681,337	$472,904,124	$518,641,775	$235,481,402
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Six months ended 11/30/24 (unaudited)	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets
From operations
Net investment income (loss)	$49,845,832	$61,044,198	$33,733,325	$(284,336)
Net realized gain (loss)	54,386,616	150,564,787	123,532,554	37,437,819
Net unrealized gain (loss)	123,448,889	261,295,139	361,375,896	198,327,919
Change in net assets from operations	$227,681,337	$472,904,124	$518,641,775	$235,481,402
Total distributions to shareholders	$(47,808,088)	$(58,300,998)	$—	$—
Change in net assets from fund share transactions	$(126,221,218)	$(237,726,447)	$(267,648,426)	$(87,306,707)
Total change in net assets	$53,652,031	$176,876,679	$250,993,349	$148,174,695
Net assets
At beginning of period	3,759,785,798	6,630,766,465	6,542,423,898	2,792,680,875
At end of period	$3,813,437,829	$6,807,643,144	$6,793,417,247	$2,940,855,570
Year ended 5/31/24	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets
From operations
Net investment income (loss)	$106,143,998	$146,245,547	$110,108,706	$28,142,191
Net realized gain (loss)	101,888,874	223,756,418	188,487,204	83,264,396
Net unrealized gain (loss)	150,916,467	445,189,662	697,896,876	363,533,640
Change in net assets from operations	$358,949,339	$815,191,627	$996,492,786	$474,940,227
Total distributions to shareholders	$(128,744,928)	$(261,699,848)	$(223,743,119)	$(83,271,543)
Change in net assets from fund share transactions	$(270,743,007)	$(222,811,782)	$(164,837,632)	$(18,861,300)
Total change in net assets	$(40,538,596)	$330,679,997	$607,912,035	$372,807,384
Net assets
At beginning of period	3,800,324,394	6,300,086,468	5,934,511,863	2,419,873,491
At end of period	$3,759,785,798	$6,630,766,465	$6,542,423,898	$2,792,680,875
See Notes to Financial Statements

Financial Statements
Financial Highlights
MFS Conservative Allocation Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$16.71	$15.71	$16.53	$18.19	$15.98	$15.45
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.46	$0.42	$0.51	$0.26	$0.33
Net realized and unrealized gain (loss)	0.81	1.10	(0.70)	(1.50)	2.43	0.75
Total from investment operations	$1.03	$1.56	$(0.28)	$(0.99)	$2.69	$1.08
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.44)	$(0.42)	$(0.47)	$(0.27)	$(0.34)
From net realized gain	—	(0.12)	(0.12)	(0.20)	(0.21)	(0.21)
Total distributions declared to shareholders	$(0.22)	$(0.56)	$(0.54)	$(0.67)	$(0.48)	$(0.55)
Net asset value, end of period (x)	$17.52	$16.71	$15.71	$16.53	$18.19	$15.98
Total return (%) (r)(s)(t)(x)	6.17(n)	10.05	(1.61)	(5.80)	17.04	7.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.34(a)	0.34	0.34	0.34	0.32	0.33
Expenses after expense reductions (h)	0.34(a)	0.34	0.34	0.34	0.32	0.33
Net investment income (loss) (l)	2.62(a)	2.82	2.67	2.83	1.51	2.05
Portfolio turnover rate	2(n)	3	4	9	6	12
Net assets at end of period (000 omitted)	$2,713,607	$2,634,559	$2,605,100	$2,760,128	$2,471,451	$1,417,121
See Notes to Financial Statements

Financial Highlights − continued
MFS Conservative Allocation Fund − continued
	Six months ended	Year ended
Class B	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$16.65	$15.65	$16.44	$18.09	$15.89	$15.35
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.34	$0.30	$0.36	$0.13	$0.21
Net realized and unrealized gain (loss)	0.80	1.09	(0.69)	(1.49)	2.42	0.76
Total from investment operations	$0.96	$1.43	$(0.39)	$(1.13)	$2.55	$0.97
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.31)	$(0.28)	$(0.32)	$(0.14)	$(0.22)
From net realized gain	—	(0.12)	(0.12)	(0.20)	(0.21)	(0.21)
Total distributions declared to shareholders	$(0.14)	$(0.43)	$(0.40)	$(0.52)	$(0.35)	$(0.43)
Net asset value, end of period (x)	$17.47	$16.65	$15.65	$16.44	$18.09	$15.89
Total return (%) (r)(s)(t)(x)	5.80(n)	9.18	(2.27)	(6.53)	16.12	6.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.09(a)	1.09	1.09	1.09	1.07	1.08
Expenses after expense reductions (h)	N/A	N/A	1.09	1.09	1.07	1.08
Net investment income (loss) (l)	1.89(a)	2.09	1.93	2.02	0.79	1.32
Portfolio turnover rate	2(n)	3	4	9	6	12
Net assets at end of period (000 omitted)	$8,067	$10,641	$17,274	$28,023	$45,913	$63,965
	Six months ended	Year ended
Class C	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$16.42	$15.44	$16.24	$17.88	$15.71	$15.20
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.33	$0.30	$0.37	$0.14	$0.20
Net realized and unrealized gain (loss)	0.78	1.09	(0.69)	(1.48)	2.38	0.75
Total from investment operations	$0.94	$1.42	$(0.39)	$(1.11)	$2.52	$0.95
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.32)	$(0.29)	$(0.33)	$(0.14)	$(0.23)
From net realized gain	—	(0.12)	(0.12)	(0.20)	(0.21)	(0.21)
Total distributions declared to shareholders	$(0.15)	$(0.44)	$(0.41)	$(0.53)	$(0.35)	$(0.44)
Net asset value, end of period (x)	$17.21	$16.42	$15.44	$16.24	$17.88	$15.71
Total return (%) (r)(s)(t)(x)	5.75(n)	9.24	(2.31)	(6.50)	16.15	6.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.09(a)	1.09	1.09	1.09	1.07	1.08
Expenses after expense reductions (h)	1.09(a)	N/A	1.09	1.09	1.07	1.08
Net investment income (loss) (l)	1.88(a)	2.08	1.92	2.07	0.80	1.30
Portfolio turnover rate	2(n)	3	4	9	6	12
Net assets at end of period (000 omitted)	$213,572	$230,461	$282,608	$392,290	$484,043	$542,274
See Notes to Financial Statements

Financial Highlights − continued
MFS Conservative Allocation Fund − continued
	Six months ended	Year ended
Class I	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$16.91	$15.89	$16.71	$18.38	$16.14	$15.60
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.50	$0.46	$0.55	$0.31	$0.37
Net realized and unrealized gain (loss)	0.81	1.12	(0.71)	(1.51)	2.45	0.76
Total from investment operations	$1.06	$1.62	$(0.25)	$(0.96)	$2.76	$1.13
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.48)	$(0.45)	$(0.51)	$(0.31)	$(0.38)
From net realized gain	—	(0.12)	(0.12)	(0.20)	(0.21)	(0.21)
Total distributions declared to shareholders	$(0.24)	$(0.60)	$(0.57)	$(0.71)	$(0.52)	$(0.59)
Net asset value, end of period (x)	$17.73	$16.91	$15.89	$16.71	$18.38	$16.14
Total return (%) (r)(s)(t)(x)	6.29(n)	10.34	(1.34)	(5.57)	17.32	7.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.09(a)	0.09	0.09	0.09	0.07	0.08
Expenses after expense reductions (h)	N/A	N/A	N/A	0.09	N/A	N/A
Net investment income (loss) (l)	2.87(a)	3.07	2.91	3.06	1.79	2.30
Portfolio turnover rate	2(n)	3	4	9	6	12
Net assets at end of period (000 omitted)	$379,478	$389,407	$400,796	$508,191	$519,688	$400,869
	Six months ended	Year ended
Class R1	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$16.00	$15.06	$15.87	$17.49	$15.38	$14.89
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.32	$0.29	$0.35	$0.13	$0.20
Net realized and unrealized gain (loss)	0.77	1.07	(0.68)	(1.44)	2.34	0.73
Total from investment operations	$0.92	$1.39	$(0.39)	$(1.09)	$2.47	$0.93
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.33)	$(0.30)	$(0.33)	$(0.15)	$(0.23)
From net realized gain	—	(0.12)	(0.12)	(0.20)	(0.21)	(0.21)
Total distributions declared to shareholders	$(0.16)	$(0.45)	$(0.42)	$(0.53)	$(0.36)	$(0.44)
Net asset value, end of period (x)	$16.76	$16.00	$15.06	$15.87	$17.49	$15.38
Total return (%) (r)(s)(t)(x)	5.74(n)	9.28	(2.38)	(6.51)	16.18	6.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.09(a)	1.09	1.09	1.09	1.07	1.08
Expenses after expense reductions (h)	N/A	N/A	N/A	1.09	N/A	N/A
Net investment income (loss) (l)	1.87(a)	2.10	1.94	2.03	0.78	1.31
Portfolio turnover rate	2(n)	3	4	9	6	12
Net assets at end of period (000 omitted)	$8,764	$8,754	$9,884	$11,188	$13,269	$11,468
See Notes to Financial Statements

Financial Highlights − continued
MFS Conservative Allocation Fund − continued
	Six months ended	Year ended
Class R2	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$16.13	$15.19	$15.99	$17.62	$15.49	$14.99
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.40	$0.37	$0.44	$0.21	$0.28
Net realized and unrealized gain (loss)	0.78	1.06	(0.67)	(1.45)	2.36	0.74
Total from investment operations	$0.98	$1.46	$(0.30)	$(1.01)	$2.57	$1.02
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.40)	$(0.38)	$(0.42)	$(0.23)	$(0.31)
From net realized gain	—	(0.12)	(0.12)	(0.20)	(0.21)	(0.21)
Total distributions declared to shareholders	$(0.20)	$(0.52)	$(0.50)	$(0.62)	$(0.44)	$(0.52)
Net asset value, end of period (x)	$16.91	$16.13	$15.19	$15.99	$17.62	$15.49
Total return (%) (r)(s)(t)(x)	6.08(n)	9.73	(1.79)	(6.06)	16.75	6.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.59(a)	0.59	0.59	0.59	0.57	0.58
Expenses after expense reductions (h)	N/A	N/A	N/A	0.59	N/A	0.58
Net investment income (loss) (l)	2.39(a)	2.58	2.42	2.55	1.28	1.81
Portfolio turnover rate	2(n)	3	4	9	6	12
Net assets at end of period (000 omitted)	$34,786	$39,250	$42,000	$48,041	$54,728	$56,260
	Six months ended	Year ended
Class R3	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$16.54	$15.56	$16.37	$18.02	$15.84	$15.31
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.45	$0.42	$0.51	$0.26	$0.32
Net realized and unrealized gain (loss)	0.81	1.09	(0.70)	(1.50)	2.40	0.76
Total from investment operations	$1.03	$1.54	$(0.28)	$(0.99)	$2.66	$1.08
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.44)	$(0.41)	$(0.46)	$(0.27)	$(0.34)
From net realized gain	—	(0.12)	(0.12)	(0.20)	(0.21)	(0.21)
Total distributions declared to shareholders	$(0.22)	$(0.56)	$(0.53)	$(0.66)	$(0.48)	$(0.55)
Net asset value, end of period (x)	$17.35	$16.54	$15.56	$16.37	$18.02	$15.84
Total return (%) (r)(s)(t)(x)	6.24(n)	10.01	(1.57)	(5.81)	16.98	7.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.34(a)	0.34	0.34	0.34	0.32	0.33
Expenses after expense reductions (h)	0.34(a)	0.34	N/A	0.34	N/A	N/A
Net investment income (loss) (l)	2.63(a)	2.81	2.67	2.84	1.53	2.06
Portfolio turnover rate	2(n)	3	4	9	6	12
Net assets at end of period (000 omitted)	$64,821	$67,619	$77,250	$91,528	$109,177	$95,119
See Notes to Financial Statements

Financial Highlights − continued
MFS Conservative Allocation Fund − continued
	Six months ended	Year ended
Class R4	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$16.73	$15.73	$16.55	$18.21	$15.99	$15.46
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.50	$0.45	$0.54	$0.31	$0.36
Net realized and unrealized gain (loss)	0.80	1.10	(0.69)	(1.49)	2.43	0.76
Total from investment operations	$1.05	$1.60	$(0.24)	$(0.95)	$2.74	$1.12
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.48)	$(0.46)	$(0.51)	$(0.31)	$(0.38)
From net realized gain	—	(0.12)	(0.12)	(0.20)	(0.21)	(0.21)
Total distributions declared to shareholders	$(0.24)	$(0.60)	$(0.58)	$(0.71)	$(0.52)	$(0.59)
Net asset value, end of period (x)	$17.54	$16.73	$15.73	$16.55	$18.21	$15.99
Total return (%) (r)(s)(t)(x)	6.30(n)	10.32	(1.35)	(5.57)	17.36	7.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.09(a)	0.09	0.09	0.09	0.07	0.08
Expenses after expense reductions (h)	N/A	N/A	N/A	0.09	N/A	N/A
Net investment income (loss) (l)	2.88(a)	3.07	2.89	3.00	1.77	2.29
Portfolio turnover rate	2(n)	3	4	9	6	12
Net assets at end of period (000 omitted)	$269,541	$275,572	$279,463	$267,840	$269,196	$234,301
	Six months ended	Year ended
Class R6	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22(i)
Net asset value, beginning of period	$16.91	$15.89	$16.71	$18.54
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.51	$0.47	$0.16
Net realized and unrealized gain (loss)	0.81	1.12	(0.70)	(1.39)
Total from investment operations	$1.06	$1.63	$(0.23)	$(1.23)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.49)	$(0.47)	$(0.40)
From net realized gain	—	(0.12)	(0.12)	(0.20)
Total distributions declared to shareholders	$(0.24)	$(0.61)	$(0.59)	$(0.60)
Net asset value, end of period (x)	$17.73	$16.91	$15.89	$16.71
Total return (%) (r)(s)(t)(x)	6.32(n)	10.41	(1.27)	(6.95)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.03(a)	0.03	0.03	0.04(a)
Expenses after expense reductions (h)	N/A	N/A	N/A	0.03(a)
Net investment income (loss) (l)	2.91(a)	3.14	2.95	1.44(a)
Portfolio turnover rate	2(n)	3	4	9
Net assets at end of period (000 omitted)	$120,802	$103,522	$85,950	$66,370

See Notes to Financial Statements

Financial Highlights − continued
MFS Conservative Allocation Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS Moderate Allocation Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$19.69	$18.07	$19.22	$21.57	$18.02	$17.56
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.43	$0.44	$0.63	$0.25	$0.33
Net realized and unrealized gain (loss)	1.26	1.97	(0.85)	(1.79)	4.04	0.97
Total from investment operations	$1.44	$2.40	$(0.41)	$(1.16)	$4.29	$1.30
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.42)	$(0.45)	$(0.61)	$(0.24)	$(0.34)
From net realized gain	—	(0.36)	(0.29)	(0.58)	(0.50)	(0.50)
Total distributions declared to shareholders	$(0.18)	$(0.78)	$(0.74)	$(1.19)	$(0.74)	$(0.84)
Net asset value, end of period (x)	$20.95	$19.69	$18.07	$19.22	$21.57	$18.02
Total return (%) (r)(s)(t)(x)	7.33(n)	13.48	(1.99)	(5.96)	24.18	7.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.35(a)	0.35	0.34	0.36	0.33	0.34
Expenses after expense reductions (h)	0.34(a)	0.34	0.33	0.35	0.33	0.34
Net investment income (loss) (l)	1.82(a)	2.28	2.44	2.99	1.23	1.79
Portfolio turnover rate	2(n)	4	2	11	7	8
Net assets at end of period (000 omitted)	$5,235,009	$5,030,342	$4,676,731	$4,812,425	$4,687,031	$3,173,202
See Notes to Financial Statements

Financial Highlights − continued
MFS Moderate Allocation Fund − continued
	Six months ended	Year ended
Class B	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$19.42	$17.81	$18.93	$21.28	$17.79	$17.33
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.28	$0.31	$0.46	$0.10	$0.19
Net realized and unrealized gain (loss)	1.22	1.95	(0.84)	(1.76)	3.99	0.97
Total from investment operations	$1.33	$2.23	$(0.53)	$(1.30)	$4.09	$1.16
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.26)	$(0.30)	$(0.47)	$(0.10)	$(0.20)
From net realized gain	—	(0.36)	(0.29)	(0.58)	(0.50)	(0.50)
Total distributions declared to shareholders	$(0.09)	$(0.62)	$(0.59)	$(1.05)	$(0.60)	$(0.70)
Net asset value, end of period (x)	$20.66	$19.42	$17.81	$18.93	$21.28	$17.79
Total return (%) (r)(s)(t)(x)	6.87(n)	12.67	(2.69)	(6.67)	23.24	6.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.10(a)	1.10	1.09	1.11	1.08	1.09
Expenses after expense reductions (h)	1.09(a)	1.09	1.08	1.10	1.08	1.09
Net investment income (loss) (l)	1.09(a)	1.53	1.71	2.20	0.50	1.05
Portfolio turnover rate	2(n)	4	2	11	7	8
Net assets at end of period (000 omitted)	$21,829	$26,965	$43,399	$69,914	$116,059	$149,969
	Six months ended	Year ended
Class C	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$19.21	$17.64	$18.76	$21.10	$17.65	$17.21
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.28	$0.30	$0.46	$0.10	$0.18
Net realized and unrealized gain (loss)	1.21	1.92	(0.83)	(1.75)	3.95	0.97
Total from investment operations	$1.32	$2.20	$(0.53)	$(1.29)	$4.05	$1.15
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.27)	$(0.30)	$(0.47)	$(0.10)	$(0.21)
From net realized gain	—	(0.36)	(0.29)	(0.58)	(0.50)	(0.50)
Total distributions declared to shareholders	$(0.10)	$(0.63)	$(0.59)	$(1.05)	$(0.60)	$(0.71)
Net asset value, end of period (x)	$20.43	$19.21	$17.64	$18.76	$21.10	$17.65
Total return (%) (r)(s)(t)(x)	6.89(n)	12.64	(2.67)	(6.66)	23.19	6.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.10(a)	1.10	1.09	1.11	1.08	1.09
Expenses after expense reductions (h)	1.09(a)	1.09	1.08	1.10	1.08	1.09
Net investment income (loss) (l)	1.07(a)	1.53	1.70	2.22	0.53	1.04
Portfolio turnover rate	2(n)	4	2	11	7	8
Net assets at end of period (000 omitted)	$336,224	$357,049	$403,805	$537,508	$721,781	$874,127
See Notes to Financial Statements

Financial Highlights − continued
MFS Moderate Allocation Fund − continued
	Six months ended	Year ended
Class I	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$20.06	$18.39	$19.55	$21.91	$18.29	$17.81
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.49	$0.50	$0.70	$0.30	$0.37
Net realized and unrealized gain (loss)	1.27	2.00	(0.88)	(1.82)	4.11	1.00
Total from investment operations	$1.48	$2.49	$(0.38)	$(1.12)	$4.41	$1.37
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.46)	$(0.49)	$(0.66)	$(0.29)	$(0.39)
From net realized gain	—	(0.36)	(0.29)	(0.58)	(0.50)	(0.50)
Total distributions declared to shareholders	$(0.20)	$(0.82)	$(0.78)	$(1.24)	$(0.79)	$(0.89)
Net asset value, end of period (x)	$21.34	$20.06	$18.39	$19.55	$21.91	$18.29
Total return (%) (r)(s)(t)(x)	7.42(n)	13.79	(1.76)	(5.69)	24.49	7.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.10(a)	0.10	0.09	0.11	0.08	0.09
Expenses after expense reductions (h)	0.09(a)	0.09	0.08	0.10	N/A	N/A
Net investment income (loss) (l)	2.07(a)	2.53	2.69	3.26	1.50	2.04
Portfolio turnover rate	2(n)	4	2	11	7	8
Net assets at end of period (000 omitted)	$410,641	$422,766	$416,670	$448,966	$476,798	$310,815
	Six months ended	Year ended
Class R1	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$18.65	$17.15	$18.27	$20.58	$17.23	$16.83
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.28	$0.29	$0.45	$0.09	$0.18
Net realized and unrealized gain (loss)	1.19	1.86	(0.81)	(1.70)	3.87	0.93
Total from investment operations	$1.29	$2.14	$(0.52)	$(1.25)	$3.96	$1.11
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.28)	$(0.31)	$(0.48)	$(0.11)	$(0.21)
From net realized gain	—	(0.36)	(0.29)	(0.58)	(0.50)	(0.50)
Total distributions declared to shareholders	$(0.11)	$(0.64)	$(0.60)	$(1.06)	$(0.61)	$(0.71)
Net asset value, end of period (x)	$19.83	$18.65	$17.15	$18.27	$20.58	$17.23
Total return (%) (r)(s)(t)(x)	6.91(n)	12.65	(2.70)	(6.65)	23.25	6.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.10(a)	1.10	1.09	1.11	1.08	1.09
Expenses after expense reductions (h)	1.09(a)	1.09	1.08	1.10	N/A	1.09
Net investment income (loss) (l)	1.08(a)	1.56	1.69	2.21	0.49	1.03
Portfolio turnover rate	2(n)	4	2	11	7	8
Net assets at end of period (000 omitted)	$16,105	$18,754	$21,036	$25,035	$26,919	$24,120
See Notes to Financial Statements

Financial Highlights − continued
MFS Moderate Allocation Fund − continued
	Six months ended	Year ended
Class R2	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$19.14	$17.58	$18.72	$21.04	$17.59	$17.16
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.37	$0.39	$0.56	$0.20	$0.27
Net realized and unrealized gain (loss)	1.21	1.92	(0.84)	(1.74)	3.95	0.96
Total from investment operations	$1.37	$2.29	$(0.45)	$(1.18)	$4.15	$1.23
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.37)	$(0.40)	$(0.56)	$(0.20)	$(0.30)
From net realized gain	—	(0.36)	(0.29)	(0.58)	(0.50)	(0.50)
Total distributions declared to shareholders	$(0.15)	$(0.73)	$(0.69)	$(1.14)	$(0.70)	$(0.80)
Net asset value, end of period (x)	$20.36	$19.14	$17.58	$18.72	$21.04	$17.59
Total return (%) (r)(s)(t)(x)	7.19(n)	13.22	(2.24)	(6.20)	23.88	7.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.60(a)	0.60	0.59	0.61	0.58	0.59
Expenses after expense reductions (h)	0.59(a)	0.59	0.58	0.60	0.58	0.59
Net investment income (loss) (l)	1.57(a)	2.02	2.18	2.70	1.01	1.53
Portfolio turnover rate	2(n)	4	2	11	7	8
Net assets at end of period (000 omitted)	$84,475	$86,169	$94,299	$107,117	$128,654	$124,725
	Six months ended	Year ended
Class R3	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$19.50	$17.90	$19.04	$21.38	$17.86	$17.41
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.42	$0.44	$0.63	$0.25	$0.33
Net realized and unrealized gain (loss)	1.24	1.96	(0.85)	(1.78)	4.01	0.96
Total from investment operations	$1.42	$2.38	$(0.41)	$(1.15)	$4.26	$1.29
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.42)	$(0.44)	$(0.61)	$(0.24)	$(0.34)
From net realized gain	—	(0.36)	(0.29)	(0.58)	(0.50)	(0.50)
Total distributions declared to shareholders	$(0.18)	$(0.78)	$(0.73)	$(1.19)	$(0.74)	$(0.84)
Net asset value, end of period (x)	$20.74	$19.50	$17.90	$19.04	$21.38	$17.86
Total return (%) (r)(s)(t)(x)	7.29(n)	13.49	(1.96)	(5.97)	24.21	7.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.35(a)	0.35	0.34	0.36	0.33	0.34
Expenses after expense reductions (h)	0.34(a)	0.34	0.33	0.35	N/A	N/A
Net investment income (loss) (l)	1.83(a)	2.27	2.44	2.97	1.24	1.83
Portfolio turnover rate	2(n)	4	2	11	7	8
Net assets at end of period (000 omitted)	$144,922	$157,588	$163,134	$196,975	$250,644	$219,996
See Notes to Financial Statements

Financial Highlights − continued
MFS Moderate Allocation Fund − continued
	Six months ended	Year ended
Class R4	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$19.67	$18.05	$19.20	$21.55	$18.00	$17.54
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.48	$0.49	$0.69	$0.30	$0.37
Net realized and unrealized gain (loss)	1.25	1.96	(0.86)	(1.80)	4.04	0.98
Total from investment operations	$1.46	$2.44	$(0.37)	$(1.11)	$4.34	$1.35
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.46)	$(0.49)	$(0.66)	$(0.29)	$(0.39)
From net realized gain	—	(0.36)	(0.29)	(0.58)	(0.50)	(0.50)
Total distributions declared to shareholders	$(0.20)	$(0.82)	$(0.78)	$(1.24)	$(0.79)	$(0.89)
Net asset value, end of period (x)	$20.93	$19.67	$18.05	$19.20	$21.55	$18.00
Total return (%) (r)(s)(t)(x)	7.47(n)	13.77	(1.74)	(5.74)	24.50	7.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.10(a)	0.10	0.09	0.11	0.08	0.09
Expenses after expense reductions (h)	0.09(a)	0.09	0.08	0.10	N/A	N/A
Net investment income (loss) (l)	2.07(a)	2.54	2.72	3.24	1.49	2.04
Portfolio turnover rate	2(n)	4	2	11	7	8
Net assets at end of period (000 omitted)	$219,809	$226,037	$247,048	$296,478	$334,080	$252,825
	Six months ended	Year ended
Class R6	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22(i)
Net asset value, beginning of period	$20.06	$18.39	$19.55	$22.22
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.50	$0.51	$0.15
Net realized and unrealized gain (loss)	1.27	2.01	(0.88)	(1.67)
Total from investment operations	$1.49	$2.51	$(0.37)	$(1.52)
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.48)	$(0.50)	$(0.57)
From net realized gain	—	(0.36)	(0.29)	(0.58)
Total distributions declared to shareholders	$(0.21)	$(0.84)	$(0.79)	$(1.15)
Net asset value, end of period (x)	$21.34	$20.06	$18.39	$19.55
Total return (%) (r)(s)(t)(x)	7.46(n)	13.87	(1.69)	(7.39)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.03(a)	0.03	0.03	0.03(a)
Expenses after expense reductions (h)	0.02(a)	0.02	0.02	0.02(a)
Net investment income (loss) (l)	2.13(a)	2.60	2.74	1.12(a)
Portfolio turnover rate	2(n)	4	2	11
Net assets at end of period (000 omitted)	$338,630	$305,097	$233,967	$207,850

See Notes to Financial Statements

Financial Highlights − continued
MFS Moderate Allocation Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS Growth Allocation Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$24.45	$21.60	$23.06	$26.18	$20.57	$20.26
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.41	$0.49	$0.83	$0.23	$0.33
Net realized and unrealized gain (loss)	1.85	3.28	(0.99)	(2.10)	6.25	1.03
Total from investment operations	$1.98	$3.69	$(0.50)	$(1.27)	$6.48	$1.36
Less distributions declared to shareholders
From net investment income	$—	$(0.39)	$(0.48)	$(0.83)	$(0.23)	$(0.34)
From net realized gain	—	(0.45)	(0.48)	(1.02)	(0.64)	(0.71)
Total distributions declared to shareholders	$—	$(0.84)	$(0.96)	$(1.85)	$(0.87)	$(1.05)
Net asset value, end of period (x)	$26.43	$24.45	$21.60	$23.06	$26.18	$20.57
Total return (%) (r)(s)(t)(x)	8.10(n)	17.32	(1.97)	(5.64)	31.90	6.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.36(a)	0.36	0.36	0.37	0.35	0.36
Expenses after expense reductions (h)	0.34(a)	0.35	0.34	0.35	0.35	0.35
Net investment income (loss) (l)	1.01(a)	1.77	2.25	3.24	0.96	1.57
Portfolio turnover rate	2(n)	4	2	11	7	4
Net assets at end of period (000 omitted)	$5,032,048	$4,774,614	$4,249,189	$4,361,480	$4,279,764	$2,944,439
See Notes to Financial Statements

Financial Highlights − continued
MFS Growth Allocation Fund − continued
	Six months ended	Year ended
Class B	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$24.42	$21.53	$22.92	$25.99	$20.39	$20.08
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.23	$0.33	$0.63	$0.05	$0.17
Net realized and unrealized gain (loss)	1.85	3.27	(0.98)	(2.10)	6.21	1.00
Total from investment operations	$1.88	$3.50	$(0.65)	$(1.47)	$6.26	$1.17
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$(0.26)	$(0.58)	$(0.02)	$(0.15)
From net realized gain	—	(0.45)	(0.48)	(1.02)	(0.64)	(0.71)
Total distributions declared to shareholders	$—	$(0.61)	$(0.74)	$(1.60)	$(0.66)	$(0.86)
Net asset value, end of period (x)	$26.30	$24.42	$21.53	$22.92	$25.99	$20.39
Total return (%) (r)(s)(t)(x)	7.70(n)	16.42	(2.69)	(6.36)	30.98	5.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11(a)	1.11	1.11	1.12	1.10	1.11
Expenses after expense reductions (h)	1.09(a)	1.10	1.09	1.10	1.10	1.10
Net investment income (loss) (l)	0.28(a)	1.02	1.52	2.46	0.23	0.83
Portfolio turnover rate	2(n)	4	2	11	7	4
Net assets at end of period (000 omitted)	$26,834	$31,854	$46,181	$69,836	$109,514	$126,962
	Six months ended	Year ended
Class C	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$23.92	$21.14	$22.55	$25.63	$20.12	$19.85
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.23	$0.32	$0.62	$0.06	$0.17
Net realized and unrealized gain (loss)	1.81	3.21	(0.95)	(2.07)	6.12	0.99
Total from investment operations	$1.84	$3.44	$(0.63)	$(1.45)	$6.18	$1.16
Less distributions declared to shareholders
From net investment income	$—	$(0.21)	$(0.30)	$(0.61)	$(0.03)	$(0.18)
From net realized gain	—	(0.45)	(0.48)	(1.02)	(0.64)	(0.71)
Total distributions declared to shareholders	$—	$(0.66)	$(0.78)	$(1.63)	$(0.67)	$(0.89)
Net asset value, end of period (x)	$25.76	$23.92	$21.14	$22.55	$25.63	$20.12
Total return (%) (r)(s)(t)(x)	7.69(n)	16.45	(2.67)	(6.39)	30.98	5.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11(a)	1.11	1.11	1.12	1.10	1.11
Expenses after expense reductions (h)	1.09(a)	1.10	1.09	1.10	1.10	1.10
Net investment income (loss) (l)	0.27(a)	1.03	1.51	2.46	0.26	0.82
Portfolio turnover rate	2(n)	4	2	11	7	4
Net assets at end of period (000 omitted)	$377,934	$383,396	$396,612	$490,305	$638,016	$694,541
See Notes to Financial Statements

Financial Highlights − continued
MFS Growth Allocation Fund − continued
	Six months ended	Year ended
Class I	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$24.77	$21.87	$23.33	$26.47	$20.78	$20.45
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.48	$0.54	$0.91	$0.29	$0.38
Net realized and unrealized gain (loss)	1.88	3.31	(0.98)	(2.13)	6.33	1.05
Total from investment operations	$2.04	$3.79	$(0.44)	$(1.22)	$6.62	$1.43
Less distributions declared to shareholders
From net investment income	$—	$(0.44)	$(0.54)	$(0.90)	$(0.29)	$(0.39)
From net realized gain	—	(0.45)	(0.48)	(1.02)	(0.64)	(0.71)
Total distributions declared to shareholders	$—	$(0.89)	$(1.02)	$(1.92)	$(0.93)	$(1.10)
Net asset value, end of period (x)	$26.81	$24.77	$21.87	$23.33	$26.47	$20.78
Total return (%) (r)(s)(t)(x)	8.24(n)	17.60	(1.69)	(5.44)	32.24	6.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.11(a)	0.11	0.11	0.12	0.10	0.11
Expenses after expense reductions (h)	0.09(a)	0.10	0.09	0.10	0.10	0.10
Net investment income (loss) (l)	1.27(a)	2.04	2.47	3.50	1.23	1.80
Portfolio turnover rate	2(n)	4	2	11	7	4
Net assets at end of period (000 omitted)	$394,196	$396,160	$421,284	$421,692	$434,119	$294,213
	Six months ended	Year ended
Class R1	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$23.22	$20.55	$21.97	$25.02	$19.69	$19.42
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.23	$0.32	$0.62	$0.05	$0.16
Net realized and unrealized gain (loss)	1.75	3.11	(0.94)	(2.02)	5.98	0.98
Total from investment operations	$1.78	$3.34	$(0.62)	$(1.40)	$6.03	$1.14
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.32)	$(0.63)	$(0.06)	$(0.16)
From net realized gain	—	(0.45)	(0.48)	(1.02)	(0.64)	(0.71)
Total distributions declared to shareholders	$—	$(0.67)	$(0.80)	$(1.65)	$(0.70)	$(0.87)
Net asset value, end of period (x)	$25.00	$23.22	$20.55	$21.97	$25.02	$19.69
Total return (%) (r)(s)(t)(x)	7.67(n)	16.46	(2.67)	(6.38)	30.91	5.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11(a)	1.11	1.11	1.12	1.10	1.11
Expenses after expense reductions (h)	1.09(a)	1.10	1.09	1.10	1.10	1.10
Net investment income (loss) (l)	0.27(a)	1.05	1.53	2.53	0.21	0.82
Portfolio turnover rate	2(n)	4	2	11	7	4
Net assets at end of period (000 omitted)	$15,513	$16,321	$16,463	$18,598	$21,519	$19,543
See Notes to Financial Statements

Financial Highlights − continued
MFS Growth Allocation Fund − continued
	Six months ended	Year ended
Class R2	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$23.76	$21.01	$22.44	$25.52	$20.06	$19.78
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.34	$0.42	$0.75	$0.17	$0.27
Net realized and unrealized gain (loss)	1.80	3.18	(0.95)	(2.05)	6.10	1.00
Total from investment operations	$1.89	$3.52	$(0.53)	$(1.30)	$6.27	$1.27
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$(0.42)	$(0.76)	$(0.17)	$(0.28)
From net realized gain	—	(0.45)	(0.48)	(1.02)	(0.64)	(0.71)
Total distributions declared to shareholders	$—	$(0.77)	$(0.90)	$(1.78)	$(0.81)	$(0.99)
Net asset value, end of period (x)	$25.65	$23.76	$21.01	$22.44	$25.52	$20.06
Total return (%) (r)(s)(t)(x)	7.95(n)	17.00	(2.18)	(5.89)	31.62	6.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.61(a)	0.61	0.61	0.62	0.60	0.61
Expenses after expense reductions (h)	0.59(a)	0.60	0.59	0.60	0.60	0.60
Net investment income (loss) (l)	0.77(a)	1.52	1.98	2.97	0.72	1.30
Portfolio turnover rate	2(n)	4	2	11	7	4
Net assets at end of period (000 omitted)	$100,251	$101,107	$107,528	$122,694	$142,619	$123,459
	Six months ended	Year ended
Class R3	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$24.20	$21.38	$22.83	$25.93	$20.37	$20.08
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.40	$0.49	$0.82	$0.23	$0.33
Net realized and unrealized gain (loss)	1.83	3.25	(0.98)	(2.07)	6.20	1.01
Total from investment operations	$1.96	$3.65	$(0.49)	$(1.25)	$6.43	$1.34
Less distributions declared to shareholders
From net investment income	$—	$(0.38)	$(0.48)	$(0.83)	$(0.23)	$(0.34)
From net realized gain	—	(0.45)	(0.48)	(1.02)	(0.64)	(0.71)
Total distributions declared to shareholders	$—	$(0.83)	$(0.96)	$(1.85)	$(0.87)	$(1.05)
Net asset value, end of period (x)	$26.16	$24.20	$21.38	$22.83	$25.93	$20.37
Total return (%) (r)(s)(t)(x)	8.10(n)	17.33	(1.97)	(5.64)	31.94	6.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.36(a)	0.36	0.36	0.37	0.35	0.36
Expenses after expense reductions (h)	0.34(a)	0.35	0.34	0.35	0.35	0.35
Net investment income (loss) (l)	1.02(a)	1.76	2.26	3.22	0.98	1.59
Portfolio turnover rate	2(n)	4	2	11	7	4
Net assets at end of period (000 omitted)	$113,174	$114,964	$115,250	$140,484	$170,541	$147,888
See Notes to Financial Statements

Financial Highlights − continued
MFS Growth Allocation Fund − continued
	Six months ended	Year ended
Class R4	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$24.45	$21.60	$23.05	$26.17	$20.55	$20.24
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.47	$0.54	$0.91	$0.29	$0.38
Net realized and unrealized gain (loss)	1.85	3.27	(0.97)	(2.11)	6.26	1.03
Total from investment operations	$2.01	$3.74	$(0.43)	$(1.20)	$6.55	$1.41
Less distributions declared to shareholders
From net investment income	$—	$(0.44)	$(0.54)	$(0.90)	$(0.29)	$(0.39)
From net realized gain	—	(0.45)	(0.48)	(1.02)	(0.64)	(0.71)
Total distributions declared to shareholders	$—	$(0.89)	$(1.02)	$(1.92)	$(0.93)	$(1.10)
Net asset value, end of period (x)	$26.46	$24.45	$21.60	$23.05	$26.17	$20.55
Total return (%) (r)(s)(t)(x)	8.22(n)	17.59	(1.67)	(5.43)	32.26	6.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.11(a)	0.11	0.11	0.12	0.11	0.11
Expenses after expense reductions (h)	0.09(a)	0.10	0.09	0.10	0.10	0.10
Net investment income (loss) (l)	1.27(a)	2.03	2.51	3.52	1.23	1.81
Portfolio turnover rate	2(n)	4	2	11	7	4
Net assets at end of period (000 omitted)	$258,332	$277,386	$307,903	$328,631	$360,879	$264,076
	Six months ended	Year ended
Class R6	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22(i)
Net asset value, beginning of period	$24.79	$21.88	$23.35	$27.02
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.17	$0.49	$0.56	$0.12
Net realized and unrealized gain (loss)	1.87	3.33	(0.99)	(1.87)
Total from investment operations	$2.04	$3.82	$(0.43)	$(1.75)
Less distributions declared to shareholders
From net investment income	$—	$(0.46)	$(0.56)	$(0.90)
From net realized gain	—	(0.45)	(0.48)	(1.02)
Total distributions declared to shareholders	$—	$(0.91)	$(1.04)	$(1.92)
Net asset value, end of period (x)	$26.83	$24.79	$21.88	$23.35
Total return (%) (r)(s)(t)(x)	8.23(n)	17.73	(1.65)	(7.27)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.04(a)	0.04	0.04	0.04(a)
Expenses after expense reductions (h)	0.02(a)	0.02	0.02	0.02(a)
Net investment income (loss) (l)	1.33(a)	2.08	2.55	0.75(a)
Portfolio turnover rate	2(n)	4	2	11
Net assets at end of period (000 omitted)	$475,136	$446,621	$274,102	$228,326

See Notes to Financial Statements

Financial Highlights − continued
MFS Growth Allocation Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS Aggressive Growth Allocation Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$29.90	$25.73	$27.39	$31.03	$23.23	$22.94
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)	$0.30	$0.44	$0.92	$0.14	$0.28
Net realized and unrealized gain (loss)	2.55	4.77	(1.02)	(2.46)	8.66	1.18
Total from investment operations	$2.55	$5.07	$(0.58)	$(1.54)	$8.80	$1.46
Less distributions declared to shareholders
From net investment income	$—	$(0.27)	$(0.45)	$(0.94)	$(0.15)	$(0.29)
From net realized gain	—	(0.63)	(0.63)	(1.16)	(0.85)	(0.88)
Total distributions declared to shareholders	$—	$(0.90)	$(1.08)	$(2.10)	$(1.00)	$(1.17)
Net asset value, end of period (x)	$32.45	$29.90	$25.73	$27.39	$31.03	$23.23
Total return (%) (r)(s)(t)(x)	8.53(n)	19.97	(1.95)	(5.78)	38.35	5.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.37(a)	0.38	0.39	0.39	0.40	0.41
Expenses after expense reductions (h)	0.37(a)	0.38	0.38	0.38	0.38	0.38
Net investment income (loss) (l)	(0.02)(a)	1.08	1.71	3.02	0.50	1.18
Portfolio turnover rate	3(n)	4	4	13	7	6
Net assets at end of period (000 omitted)	$1,773,460	$1,662,799	$1,422,920	$1,424,073	$1,386,555	$928,555
See Notes to Financial Statements

Financial Highlights − continued
MFS Aggressive Growth Allocation Fund − continued
	Six months ended	Year ended
Class B	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$29.44	$25.31	$26.90	$30.47	$22.88	$22.60
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.12)	$0.09	$0.25	$0.69	$(0.06)	$0.10
Net realized and unrealized gain (loss)	2.52	4.69	(1.01)	(2.44)	8.50	1.15
Total from investment operations	$2.40	$4.78	$(0.76)	$(1.75)	$8.44	$1.25
Less distributions declared to shareholders
From net investment income	$—	$(0.02)	$(0.20)	$(0.66)	$—	$(0.09)
From net realized gain	—	(0.63)	(0.63)	(1.16)	(0.85)	(0.88)
Total distributions declared to shareholders	$—	$(0.65)	$(0.83)	$(1.82)	$(0.85)	$(0.97)
Net asset value, end of period (x)	$31.84	$29.44	$25.31	$26.90	$30.47	$22.88
Total return (%) (r)(s)(t)(x)	8.15(n)	19.06	(2.68)	(6.48)	37.30	5.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.12(a)	1.13	1.14	1.14	1.15	1.16
Expenses after expense reductions (h)	1.12(a)	N/A	1.13	1.13	1.13	1.13
Net investment income (loss) (l)	(0.76)(a)	0.33	0.98	2.27	(0.22)	0.44
Portfolio turnover rate	3(n)	4	4	13	7	6
Net assets at end of period (000 omitted)	$13,134	$15,383	$19,808	$27,855	$40,147	$41,016
	Six months ended	Year ended
Class C	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$28.88	$24.88	$26.51	$30.09	$22.61	$22.36
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.12)	$0.09	$0.24	$0.67	$(0.05)	$0.09
Net realized and unrealized gain (loss)	2.47	4.62	(0.99)	(2.39)	8.38	1.15
Total from investment operations	$2.35	$4.71	$(0.75)	$(1.72)	$8.33	$1.24
Less distributions declared to shareholders
From net investment income	$—	$(0.08)	$(0.25)	$(0.70)	$—	$(0.11)
From net realized gain	—	(0.63)	(0.63)	(1.16)	(0.85)	(0.88)
Total distributions declared to shareholders	$—	$(0.71)	$(0.88)	$(1.86)	$(0.85)	$(0.99)
Net asset value, end of period (x)	$31.23	$28.88	$24.88	$26.51	$30.09	$22.61
Total return (%) (r)(s)(t)(x)	8.14(n)	19.11	(2.70)	(6.47)	37.26	5.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.12(a)	1.13	1.14	1.14	1.14	1.16
Expenses after expense reductions (h)	1.12(a)	1.13	1.13	1.13	1.13	1.13
Net investment income (loss) (l)	(0.77)(a)	0.34	0.96	2.27	(0.20)	0.41
Portfolio turnover rate	3(n)	4	4	13	7	6
Net assets at end of period (000 omitted)	$245,169	$237,741	$217,393	$232,876	$264,940	$234,144
See Notes to Financial Statements

Financial Highlights − continued
MFS Aggressive Growth Allocation Fund − continued
	Six months ended	Year ended
Class I	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$30.58	$26.28	$27.96	$31.62	$23.65	$23.33
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.38	$0.51	$1.00	$0.22	$0.35
Net realized and unrealized gain (loss)	2.61	4.89	(1.05)	(2.48)	8.80	1.20
Total from investment operations	$2.65	$5.27	$(0.54)	$(1.48)	$9.02	$1.55
Less distributions declared to shareholders
From net investment income	$—	$(0.34)	$(0.51)	$(1.02)	$(0.20)	$(0.35)
From net realized gain	—	(0.63)	(0.63)	(1.16)	(0.85)	(0.88)
Total distributions declared to shareholders	$—	$(0.97)	$(1.14)	$(2.18)	$(1.05)	$(1.23)
Net asset value, end of period (x)	$33.23	$30.58	$26.28	$27.96	$31.62	$23.65
Total return (%) (r)(s)(t)(x)	8.67(n)	20.32	(1.74)	(5.52)	38.67	6.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.12(a)	0.13	0.14	0.14	0.15	0.16
Expenses after expense reductions (h)	N/A	N/A	0.13	0.13	0.13	0.13
Net investment income (loss) (l)	0.23(a)	1.34	1.95	3.22	0.78	1.46
Portfolio turnover rate	3(n)	4	4	13	7	6
Net assets at end of period (000 omitted)	$269,505	$266,362	$238,896	$240,621	$241,144	$178,491
	Six months ended	Year ended
Class R1	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$28.33	$24.44	$26.07	$29.60	$22.25	$22.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.11)	$0.10	$0.27	$0.69	$(0.06)	$0.09
Net realized and unrealized gain (loss)	2.42	4.51	(1.01)	(2.37)	8.26	1.13
Total from investment operations	$2.31	$4.61	$(0.74)	$(1.68)	$8.20	$1.22
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.26)	$(0.69)	$—	$(0.09)
From net realized gain	—	(0.63)	(0.63)	(1.16)	(0.85)	(0.88)
Total distributions declared to shareholders	$—	$(0.72)	$(0.89)	$(1.85)	$(0.85)	$(0.97)
Net asset value, end of period (x)	$30.64	$28.33	$24.44	$26.07	$29.60	$22.25
Total return (%) (r)(s)(t)(x)	8.15(n)	19.08	(2.70)	(6.46)	37.28	5.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.12(a)	1.13	1.14	1.14	1.14	1.16
Expenses after expense reductions (h)	N/A	N/A	1.13	1.13	1.13	1.13
Net investment income (loss) (l)	(0.76)(a)	0.37	1.12	2.34	(0.24)	0.40
Portfolio turnover rate	3(n)	4	4	13	7	6
Net assets at end of period (000 omitted)	$11,448	$14,166	$12,269	$15,536	$18,496	$14,484
See Notes to Financial Statements

Financial Highlights − continued
MFS Aggressive Growth Allocation Fund − continued
	Six months ended	Year ended
Class R2	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$29.12	$25.08	$26.71	$30.30	$22.71	$22.44
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)	$0.23	$0.36	$0.83	$0.07	$0.21
Net realized and unrealized gain (loss)	2.49	4.64	(0.99)	(2.40)	8.44	1.16
Total from investment operations	$2.45	$4.87	$(0.63)	$(1.57)	$8.51	$1.37
Less distributions declared to shareholders
From net investment income	$—	$(0.20)	$(0.37)	$(0.86)	$(0.07)	$(0.22)
From net realized gain	—	(0.63)	(0.63)	(1.16)	(0.85)	(0.88)
Total distributions declared to shareholders	$—	$(0.83)	$(1.00)	$(2.02)	$(0.92)	$(1.10)
Net asset value, end of period (x)	$31.57	$29.12	$25.08	$26.71	$30.30	$22.71
Total return (%) (r)(s)(t)(x)	8.41(n)	19.66	(2.19)	(6.01)	37.93	5.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.62(a)	0.63	0.64	0.64	0.65	0.66
Expenses after expense reductions (h)	N/A	N/A	0.63	0.63	0.63	0.63
Net investment income (loss) (l)	(0.27)(a)	0.84	1.45	2.76	0.27	0.91
Portfolio turnover rate	3(n)	4	4	13	7	6
Net assets at end of period (000 omitted)	$50,996	$50,476	$49,019	$55,975	$65,485	$55,453
	Six months ended	Year ended
Class R3	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$29.63	$25.50	$27.15	$30.76	$23.04	$22.75
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)	$0.30	$0.44	$0.91	$0.15	$0.29
Net realized and unrealized gain (loss)	2.53	4.73	(1.02)	(2.43)	8.56	1.17
Total from investment operations	$2.53	$5.03	$(0.58)	$(1.52)	$8.71	$1.46
Less distributions declared to shareholders
From net investment income	$—	$(0.27)	$(0.44)	$(0.93)	$(0.14)	$(0.29)
From net realized gain	—	(0.63)	(0.63)	(1.16)	(0.85)	(0.88)
Total distributions declared to shareholders	$—	$(0.90)	$(1.07)	$(2.09)	$(0.99)	$(1.17)
Net asset value, end of period (x)	$32.16	$29.63	$25.50	$27.15	$30.76	$23.04
Total return (%) (r)(s)(t)(x)	8.54(n)	19.98	(1.98)	(5.75)	38.28	6.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.37(a)	0.38	0.39	0.39	0.40	0.41
Expenses after expense reductions (h)	N/A	N/A	0.38	0.38	0.38	0.38
Net investment income (loss) (l)	(0.01)(a)	1.08	1.71	3.00	0.54	1.20
Portfolio turnover rate	3(n)	4	4	13	7	6
Net assets at end of period (000 omitted)	$82,190	$83,257	$77,815	$91,223	$105,120	$87,315
See Notes to Financial Statements

Financial Highlights − continued
MFS Aggressive Growth Allocation Fund − continued
	Six months ended	Year ended
Class R4	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$30.05	$25.85	$27.52	$31.15	$23.32	$23.01
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.37	$0.52	$1.02	$0.21	$0.34
Net realized and unrealized gain (loss)	2.57	4.80	(1.05)	(2.47)	8.67	1.20
Total from investment operations	$2.61	$5.17	$(0.53)	$(1.45)	$8.88	$1.54
Less distributions declared to shareholders
From net investment income	$—	$(0.34)	$(0.51)	$(1.02)	$(0.20)	$(0.35)
From net realized gain	—	(0.63)	(0.63)	(1.16)	(0.85)	(0.88)
Total distributions declared to shareholders	$—	$(0.97)	$(1.14)	$(2.18)	$(1.05)	$(1.23)
Net asset value, end of period (x)	$32.66	$30.05	$25.85	$27.52	$31.15	$23.32
Total return (%) (r)(s)(t)(x)	8.69(n)	20.26	(1.73)	(5.51)	38.61	6.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.12(a)	0.13	0.14	0.14	0.15	0.16
Expenses after expense reductions (h)	N/A	N/A	0.13	0.13	0.13	0.13
Net investment income (loss) (l)	0.23(a)	1.34	2.00	3.31	0.77	1.44
Portfolio turnover rate	3(n)	4	4	13	7	6
Net assets at end of period (000 omitted)	$154,433	$151,061	$167,605	$183,201	$200,635	$137,680
	Six months ended	Year ended
Class R6	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22(i)
Net asset value, beginning of period	$30.58	$26.29	$27.97	$32.28
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.40	$0.53	$0.01
Net realized and unrealized gain (loss)	2.62	4.88	(1.04)	(2.12)
Total from investment operations	$2.67	$5.28	$(0.51)	$(2.11)
Less distributions declared to shareholders
From net investment income	$—	$(0.36)	$(0.54)	$(1.04)
From net realized gain	—	(0.63)	(0.63)	(1.16)
Total distributions declared to shareholders	$—	$(0.99)	$(1.17)	$(2.20)
Net asset value, end of period (x)	$33.25	$30.58	$26.29	$27.97
Total return (%) (r)(s)(t)(x)	8.73(n)	20.37	(1.64)	(7.35)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.04(a)	0.05	0.05	0.08(a)
Expenses after expense reductions (h)	N/A	N/A	0.04	0.05(a)
Net investment income (loss) (l)	0.31(a)	1.42	2.03	0.05(a)
Portfolio turnover rate	3(n)	4	4	13
Net assets at end of period (000 omitted)	$340,519	$311,437	$214,147	$186,590

See Notes to Financial Statements

Financial Highlights − continued
MFS Aggressive Growth Allocation Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1)  Business and Organization
MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund (the funds) are each a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which affects all public entities that are required to report segment information in accordance with Topic 280. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. Although management is still evaluating the disclosures required by ASU 2023-07, adoption of the standard will not affect each fund's financial position or its results of operations.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the funds' Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments to MFS as the funds' adviser, pursuant to each fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of each fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.

Notes to Financial Statements (unaudited) - continued
Under each fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under each fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities,

Notes to Financial Statements (unaudited) - continued
interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2024 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
MFS Conservative Allocation Fund
Financial Instruments
Mutual Funds	$3,352,180,781	$458,014,091	$—	$3,810,194,872
MFS Moderate Allocation Fund
Financial Instruments
Mutual Funds	$5,444,082,953	$1,362,957,378	$—	$6,807,040,331
MFS Growth Allocation Fund
Financial Instruments
Mutual Funds	$4,819,667,420	$1,972,715,563	$—	$6,792,382,983
MFS Aggressive Growth Allocation Fund
Financial Instruments
Mutual Funds	$1,765,402,473	$1,175,484,338	$—	$2,940,886,811
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests.
Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Notes to Financial Statements (unaudited) - continued
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes, as applicable to each fund.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/24	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Ordinary income (including any short-term capital gains)	$102,180,742	$148,678,366	$102,505,563	$25,002,015
Long-term capital gains	26,564,186	113,021,482	121,237,556	58,269,528
Total distributions	$128,744,928	$261,699,848	$223,743,119	$83,271,543
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/24	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Cost of investments	$3,156,915,430	$4,809,918,281	$4,012,231,735	$1,529,724,362
Gross appreciation	806,031,979	2,269,734,385	2,906,359,265	1,426,380,962
Gross depreciation	(152,752,537)	(272,612,335)	(126,208,017)	(15,218,513)
Net unrealized appreciation (depreciation)	$653,279,442	$1,997,122,050	$2,780,151,248	$1,411,162,449
As of 5/31/24
Undistributed ordinary income	22,623,806	29,241,390	33,460,548	5,398,790
Undistributed long-term capital gain	98,187,535	190,993,238	169,672,519	75,256,786
Net unrealized appreciation (depreciation)	535,138,121	1,735,826,911	2,418,775,352	1,212,834,530
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	MFS Conservative Allocation Fund		MFS Moderate Allocation Fund		MFS Growth Allocation Fund		MFS Aggressive Growth Allocation Fund
	Six Months Ended 11/30/24	Year Ended 5/31/24	Six Months Ended 11/30/24	Year Ended 5/31/24	Six Months Ended 11/30/24	Year Ended 5/31/24	Six Months Ended 11/30/24	Year Ended 5/31/24
Class A	$33,761,906	$89,871,853	$44,690,256	$197,640,422	$—	$162,775,358	$—	$49,468,948
Class B	78,178	369,042	112,808	1,122,384	—	1,001,438	—	413,740
Class C	1,988,511	6,885,359	1,762,327	12,688,690	—	11,280,328	—	5,924,888
Class I	5,265,004	14,162,367	4,114,105	17,769,328	—	16,117,657	—	8,677,074
Class R1	84,500	279,109	103,280	710,602	—	504,043	—	368,981
Class R2	437,986	1,308,350	643,938	3,492,144	—	3,529,778	—	1,508,730
Class R3	846,514	2,421,813	1,317,585	6,389,272	—	3,992,894	—	2,573,233
Class R4	3,785,835	9,900,754	2,292,446	10,245,145	—	11,096,068	—	5,353,798
Class R6	1,559,654	3,546,281	3,264,253	11,641,861	—	13,445,555	—	8,982,151
Total	$47,808,088	$128,744,928	$58,300,998	$261,699,848	$—	$223,743,119	$—	$83,271,543
(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the following funds’ operating expenses, excluding distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles, such that operating expenses do not exceed the following rates annually of these funds' average daily net assets:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	0.10%	0.10%	0.10%	0.13%
Class B	0.10%	0.10%	0.10%	0.13%
Class C	0.10%	0.10%	0.10%	0.13%
Class I	0.10%	0.10%	0.10%	0.13%
Class R1	0.10%	0.10%	0.10%	0.13%
Class R2	0.10%	0.10%	0.10%	0.13%
Class R3	0.10%	0.10%	0.10%	0.13%
Class R4	0.10%	0.10%	0.10%	0.13%
Class R6	0.03%	0.02%	0.02%	0.05%
These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until September 30, 2025. For the six months ended November 30, 2024, these reductions amounted to $286,132 for the MFS Moderate Allocation Fund and $485,346 for the MFS Growth Allocation Fund. Each reduction is included in the reduction of total expenses in the Statements of Operations. For the six months ended November 30, 2024, the actual operating expenses for the MFS Conservative Allocation Fund and the MFS Aggressive Growth Allocation Fund did not exceed the limits described above and therefore, the investment adviser did not pay any portion of these funds’ expenses related to this agreement.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended November 30, 2024, as its portion of the initial sales charge on sales of Class A shares of each fund:
MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$80,890	$194,535	$338,587	$183,226
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$3,358,876
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	6,425,794
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	6,123,976
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	2,142,647
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$47,157
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	122,395
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	147,926
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	72,005

Notes to Financial Statements (unaudited) - continued
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$1,115,868
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,741,536
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,901,252
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,204,016
	Class R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$44,704
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	92,943
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	83,577
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	70,784
	Class R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.25%	0.25%	0.50%	0.50%	$91,212
MFS Moderate Allocation Fund	0.25%	0.25%	0.50%	0.50%	210,146
MFS Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	248,860
MFS Aggressive Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	124,810
	Class R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$82,641
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	187,922
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	140,812
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	103,010
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Total Distribution and Service Fees	$4,740,458	$8,780,736	$8,646,403	$3,717,272
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2024, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$274	$170	$539	$544
Class B	—	2	3	1
Class C	5	14	97	38
Class R2	—	—	2	—
Class R3	1	—	—	—

Notes to Financial Statements (unaudited) - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2024, were as follows:
CDSC Imposed	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$47,022	$86,088	$37,067	$23,994
Class B	3,638	3,037	2,135	1,310
Class C	6,226	17,936	27,264	20,478
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended November 30, 2024, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Expenses paid	$141,404	$358,338	$482,740	$254,592
Annual percentage of average daily net assets	0.0074%	0.0106%	0.0145%	0.0178%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$1,221,930	$2,321,406	$2,446,267	$1,110,155
Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2024 was equivalent to the following annual effective rates of each fund's average daily net assets:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Percentage of average daily net assets	0.0005%	0.0003%	0.0003%	0.0006%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Fund	Date	Transaction	Class	Shares	Amount
MFS Conservative Allocation Fund	8/19/2024	Redemption	Class A	3	$51
MFS Conservative Allocation Fund	8/19/2024	Redemption	Class B	5	90
MFS Conservative Allocation Fund	8/19/2024	Redemption	Class I	4	67
MFS Conservative Allocation Fund	8/19/2024	Redemption	Class R1	3	54
MFS Conservative Allocation Fund	8/19/2024	Redemption	Class R2	4	59
MFS Conservative Allocation Fund	8/19/2024	Redemption	Class R3	4	63
MFS Conservative Allocation Fund	8/19/2024	Redemption	Class R4	2	29
MFS Moderate Allocation Fund	8/19/2024	Redemption	Class A	4	74
MFS Moderate Allocation Fund	8/19/2024	Redemption	Class B	5	110
MFS Moderate Allocation Fund	8/19/2024	Redemption	Class I	4	85

Notes to Financial Statements (unaudited) - continued
Fund	Date	Transaction	Class	Shares	Amount
MFS Moderate Allocation Fund	8/19/2024	Redemption	Class R1	4	69
MFS Moderate Allocation Fund	8/19/2024	Redemption	Class R2	4	74
MFS Moderate Allocation Fund	8/19/2024	Redemption	Class R3	4	80
MFS Moderate Allocation Fund	8/19/2024	Redemption	Class R4	2	36
MFS Growth Allocation Fund	8/19/2024	Redemption	Class B	5	132
MFS Growth Allocation Fund	8/19/2024	Redemption	Class I	4	106
MFS Growth Allocation Fund	8/19/2024	Redemption	Class R1	4	85
MFS Growth Allocation Fund	8/19/2024	Redemption	Class R2	4	89
MFS Growth Allocation Fund	8/19/2024	Redemption	Class R3	4	100
MFS Growth Allocation Fund	8/19/2024	Redemption	Class R4	2	45
MFS Aggressive Growth Allocation Fund	7/10/2024	Redemption	Class B	5	150
MFS Aggressive Growth Allocation Fund	7/10/2024	Redemption	Class R4	2	51
MFS Aggressive Growth Allocation Fund	7/10/2024	Redemption	Class R6	2	74
MFS Aggressive Growth Allocation Fund	8/19/2024	Redemption	Class C	4	120
MFS Aggressive Growth Allocation Fund	8/19/2024	Redemption	Class I	4	120
MFS Aggressive Growth Allocation Fund	8/19/2024	Redemption	Class R1	3	97
MFS Aggressive Growth Allocation Fund	8/19/2024	Redemption	Class R2	3	100
MFS Aggressive Growth Allocation Fund	8/19/2024	Redemption	Class R3	4	113
(4)  Portfolio Securities
For the six months ended November 30, 2024, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated to the following:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Purchases	$67,969,471	$125,509,472	$131,900,539	$71,978,081
Sales	$227,727,261	$403,511,072	$399,472,824	$165,391,070
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	MFS Conservative Allocation Fund				MFS Moderate Allocation Fund
	Six Months Ended 11/30/24		Year ended 5/31/24		Six Months Ended 11/30/24		Year ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	12,606,701	$ 216,612,008	28,653,866	$ 461,680,881	15,145,394	$ 307,918,357	38,488,685	$ 724,945,243
Class B	1,134	19,434	2,036	32,968	9,113	185,856	14,892	275,072
Class C	488,434	8,214,012	1,128,987	17,891,623	797,176	15,801,812	2,174,910	40,030,031
Class I	1,668,087	28,849,244	4,434,001	72,449,069	2,176,455	45,187,436	4,201,975	80,574,077
Class R1	38,875	639,860	102,856	1,591,718	38,230	735,895	101,321	1,806,636
Class R2	139,832	2,321,580	421,430	6,609,935	179,443	3,538,936	711,023	13,035,650
Class R3	186,700	3,161,320	658,105	10,520,309	360,765	7,251,896	1,437,785	26,924,426
Class R4	618,258	10,597,971	5,211,089	84,854,054	873,543	17,670,421	2,469,665	46,364,103
Class R6	1,581,430	27,247,451	2,388,355	38,891,841	1,941,709	39,887,893	4,260,214	81,413,430
	17,329,451	$297,662,880	43,000,725	$694,522,398	21,521,828	$438,178,502	53,860,470	$1,015,368,668

Notes to Financial Statements (unaudited) - continued
	MFS Conservative Allocation Fund − continued				MFS Moderate Allocation Fund − continued
	Six Months Ended 11/30/24		Year ended 5/31/24		Six Months Ended 11/30/24		Year ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,901,327	$ 32,642,791	5,374,506	$ 87,057,068	2,142,803	$ 43,599,484	10,184,600	$ 192,561,050
Class B	4,564	78,178	22,710	367,106	5,603	112,808	59,873	1,119,215
Class C	113,749	1,921,250	415,839	6,634,590	86,239	1,716,286	665,898	12,317,379
Class I	260,073	4,514,202	745,225	12,198,560	160,420	3,324,125	718,212	13,813,624
Class R1	5,132	84,500	17,940	279,109	5,348	103,280	39,539	710,602
Class R2	26,439	437,964	83,535	1,307,566	32,465	642,407	189,172	3,479,935
Class R3	49,429	839,833	151,137	2,421,813	65,474	1,317,585	341,416	6,389,272
Class R4	199,760	3,429,534	541,186	8,766,990	86,794	1,762,256	420,047	7,922,869
Class R6	87,998	1,528,442	214,240	3,508,220	157,261	3,257,989	604,281	11,627,315
	2,648,471	$45,476,694	7,566,318	$122,541,022	2,742,407	$55,836,220	13,223,038	$249,941,261
Shares reacquired
Class A	(17,314,231)	$(297,091,911)	(42,165,659)	$ (679,410,705)	(22,814,627)	$(463,231,579)	(52,035,061)	$ (979,416,954)
Class B	(183,047)	(3,134,367)	(489,767)	(7,889,942)	(346,926)	(6,960,515)	(1,122,715)	(20,845,372)
Class C	(2,233,896)	(37,666,192)	(5,810,667)	(91,987,897)	(3,014,309)	(59,805,610)	(7,146,592)	(131,304,365)
Class I	(3,560,933)	(61,628,232)	(7,368,608)	(120,195,504)	(4,171,456)	(86,174,304)	(6,498,734)	(124,568,446)
Class R1	(68,512)	(1,125,513)	(229,590)	(3,555,455)	(236,889)	(4,608,220)	(361,813)	(6,435,169)
Class R2	(542,204)	(8,934,971)	(837,330)	(13,024,028)	(563,714)	(11,055,963)	(1,761,251)	(32,303,718)
Class R3	(586,599)	(9,918,547)	(1,686,619)	(26,858,947)	(1,520,633)	(30,461,026)	(2,811,459)	(52,336,764)
Class R4	(1,926,793)	(32,917,931)	(7,045,576)	(114,018,186)	(1,946,089)	(39,635,454)	(5,084,608)	(95,256,133)
Class R6	(980,110)	(16,943,128)	(1,888,179)	(30,865,763)	(1,441,435)	(29,808,498)	(2,375,075)	(45,654,790)
	(27,396,325)	$(469,360,792)	(67,521,995)	$(1,087,806,427)	(36,056,078)	$(731,741,169)	(79,197,308)	$(1,488,121,711)
Net change
Class A	(2,806,203)	$ (47,837,112)	(8,137,287)	$ (130,672,756)	(5,526,430)	$(111,713,738)	(3,361,776)	$ (61,910,661)
Class B	(177,349)	(3,036,755)	(465,021)	(7,489,868)	(332,210)	(6,661,851)	(1,047,950)	(19,451,085)
Class C	(1,631,713)	(27,530,930)	(4,265,841)	(67,461,684)	(2,130,894)	(42,287,512)	(4,305,784)	(78,956,955)
Class I	(1,632,773)	(28,264,786)	(2,189,382)	(35,547,875)	(1,834,581)	(37,662,743)	(1,578,547)	(30,180,745)
Class R1	(24,505)	(401,153)	(108,794)	(1,684,628)	(193,311)	(3,769,045)	(220,953)	(3,917,931)
Class R2	(375,933)	(6,175,427)	(332,365)	(5,106,527)	(351,806)	(6,874,620)	(861,056)	(15,788,133)
Class R3	(350,470)	(5,917,394)	(877,377)	(13,916,825)	(1,094,394)	(21,891,545)	(1,032,258)	(19,023,066)
Class R4	(1,108,775)	(18,890,426)	(1,293,301)	(20,397,142)	(985,752)	(20,202,777)	(2,194,896)	(40,969,161)
Class R6	689,318	11,832,765	714,416	11,534,298	657,535	13,337,384	2,489,420	47,385,955
	(7,418,403)	$(126,221,218)	(16,954,952)	$(270,743,007)	(11,791,843)	$(237,726,447)	(12,113,800)	$(222,811,782)
	MFS Growth Allocation Fund				MFS Aggressive Growth Allocation Fund
	Six Months Ended 11/30/24		Year ended 5/31/24		Six Months Ended 11/30/24		Year ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	10,753,979	$ 272,323,229	26,373,321	$ 607,598,304	3,477,124	$ 107,842,407	8,337,637	$ 231,956,156
Class B	1,208	31,032	13,033	298,444	1,000	30,691	5,592	155,166
Class C	772,028	19,114,052	2,228,222	50,213,389	592,026	17,689,066	1,501,745	40,371,819
Class I	1,415,557	36,397,293	3,323,201	77,611,965	756,728	23,916,170	2,347,008	65,619,427
Class R1	31,739	760,843	78,399	1,712,219	21,516	628,407	55,524	1,449,531
Class R2	147,658	3,624,495	472,409	10,538,293	93,059	2,820,590	267,583	7,235,169
Class R3	179,779	4,511,880	758,566	17,401,361	148,429	4,561,060	499,068	13,772,733
Class R4	646,022	16,231,561	1,693,765	38,911,275	349,633	10,908,647	1,202,455	33,650,536
Class R6	2,238,185	57,443,854	6,378,653	148,826,066	1,072,515	33,824,145	2,764,571	78,389,580
	16,186,155	$410,438,239	41,319,569	$953,111,316	6,512,030	$202,221,183	16,981,183	$472,600,117

Notes to Financial Statements (unaudited) - continued
	MFS Growth Allocation Fund − continued				MFS Aggressive Growth Allocation Fund − continued
	Six Months Ended 11/30/24		Year ended 5/31/24		Six Months Ended 11/30/24		Year ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$ —	6,895,731	$ 159,566,952	—	$ —	1,731,313	$ 48,338,271
Class B	—	—	42,943	995,840	—	—	14,971	413,044
Class C	—	—	489,783	11,122,968	—	—	215,414	5,829,111
Class I	—	—	625,767	14,655,458	—	—	262,919	7,501,074
Class R1	—	—	22,859	504,043	—	—	13,903	368,981
Class R2	—	—	156,620	3,525,506	—	—	55,407	1,508,730
Class R3	—	—	174,362	3,992,894	—	—	92,997	2,573,233
Class R4	—	—	396,749	9,168,874	—	—	164,820	4,621,554
Class R6	—	—	572,494	13,413,543	—	—	314,237	8,962,035
	—	$—	9,377,308	$216,946,078	—	$—	2,865,981	$80,116,033
Shares reacquired
Class A	(15,627,545)	$(395,897,567)	(34,701,688)	$ (800,188,597)	(4,448,368)	$(137,976,765)	(9,763,709)	$ (271,168,271)
Class B	(285,156)	(7,237,144)	(896,653)	(20,633,952)	(110,961)	(3,403,011)	(280,825)	(7,686,617)
Class C	(2,127,840)	(52,699,662)	(5,449,297)	(122,951,706)	(974,036)	(29,128,947)	(2,221,331)	(59,884,198)
Class I	(2,704,163)	(69,445,109)	(7,218,417)	(169,596,270)	(1,358,413)	(43,281,240)	(2,987,100)	(85,039,076)
Class R1	(114,189)	(2,804,949)	(199,314)	(4,359,554)	(147,874)	(4,411,938)	(71,429)	(1,896,741)
Class R2	(494,588)	(12,067,199)	(1,492,343)	(33,162,251)	(211,095)	(6,347,442)	(544,505)	(14,786,730)
Class R3	(603,770)	(15,072,522)	(1,572,046)	(35,662,874)	(402,939)	(12,422,094)	(833,881)	(22,948,365)
Class R4	(2,228,489)	(56,827,707)	(5,002,019)	(114,090,971)	(648,130)	(20,372,402)	(2,824,746)	(78,452,912)
Class R6	(2,551,129)	(66,034,806)	(1,457,895)	(34,248,851)	(1,015,594)	(32,184,051)	(1,040,500)	(29,714,540)
	(26,736,869)	$(678,086,665)	(57,989,672)	$(1,334,895,026)	(9,317,410)	$(289,527,890)	(20,568,026)	$(571,577,450)
Net change
Class A	(4,873,566)	$(123,574,338)	(1,432,636)	$ (33,023,341)	(971,244)	$ (30,134,358)	305,241	$ 9,126,156
Class B	(283,948)	(7,206,112)	(840,677)	(19,339,668)	(109,961)	(3,372,320)	(260,262)	(7,118,407)
Class C	(1,355,812)	(33,585,610)	(2,731,292)	(61,615,349)	(382,010)	(11,439,881)	(504,172)	(13,683,268)
Class I	(1,288,606)	(33,047,816)	(3,269,449)	(77,328,847)	(601,685)	(19,365,070)	(377,173)	(11,918,575)
Class R1	(82,450)	(2,044,106)	(98,056)	(2,143,292)	(126,358)	(3,783,531)	(2,002)	(78,229)
Class R2	(346,930)	(8,442,704)	(863,314)	(19,098,452)	(118,036)	(3,526,852)	(221,515)	(6,042,831)
Class R3	(423,991)	(10,560,642)	(639,118)	(14,268,619)	(254,510)	(7,861,034)	(241,816)	(6,602,399)
Class R4	(1,582,467)	(40,596,146)	(2,911,505)	(66,010,822)	(298,497)	(9,463,755)	(1,457,471)	(40,180,822)
Class R6	(312,944)	(8,590,952)	5,493,252	127,990,758	56,921	1,640,094	2,038,308	57,637,075
	(10,550,714)	$(267,648,426)	(7,292,795)	$(164,837,632)	(2,805,380)	$(87,306,707)	(720,862)	$(18,861,300)
Effective June 1, 2019, purchases of each fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of each fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund,

Notes to Financial Statements (unaudited) - continued
based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2024, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Commitment Fee	$9,587	$16,635	$16,262	$6,843
Interest Expense	—	—	—	—
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended November 30, 2024:
	MFS Conservative Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$73,990,862	$4,156,073	$1,881,952	$(550,817)	$258,782	$75,972,948
MFS Emerging Markets Debt Fund	75,371,286	2,752,682	3,656,194	(730,862)	2,573,168	76,310,080
MFS Emerging Markets Debt Local Currency Fund	74,861,597	5,323,187	3,606,617	(780,847)	204,569	76,001,889
MFS Global Opportunistic Bond Fund	262,991,582	5,631,105	9,649,793	(1,602,006)	10,168,305	267,539,193
MFS Global Real Estate Fund	75,124,162	2,673,771	8,655,160	759,158	6,594,000	76,495,931
MFS Government Securities Fund	350,196,697	21,452,625	16,053,698	(2,845,223)	10,495,708	363,246,109
MFS Growth Fund	197,357,367	4,764,813	26,831,714	18,678,541	4,668,238	198,637,245
MFS High Income Fund	150,885,326	4,943,605	7,350,882	(721,912)	4,167,069	151,923,206
MFS Inflation-Adjusted Bond Fund	372,796,911	16,507,289	12,293,450	(2,776,654)	6,581,235	380,815,331
MFS Institutional Money Market Portfolio	112,019,102	61,658,030	80,076,110	1,877	(1,529)	93,601,370
MFS International Growth Fund	56,131,684	2,010,745	4,207,096	2,102,691	879,692	56,917,716
MFS International Intrinsic Value Fund	56,419,287	2,390,042	1,926,509	250,857	146,857	57,280,534
MFS International Large Cap Value Fund	56,626,723	1,984,221	2,540,891	156,143	1,037,968	57,264,164
MFS Limited Maturity Fund	376,334,575	8,853,316	11,527,725	(532,779)	6,373,703	379,501,090
MFS Mid Cap Growth Fund	147,334,621	1,312,945	16,334,576	12,042,083	8,695,297	153,050,370
MFS Mid Cap Value Fund	150,631,023	820,487	18,075,199	11,149,413	8,340,586	152,866,310
MFS New Discovery Fund	37,302,373	437,100	4,094,917	228,224	4,282,876	38,155,656
MFS New Discovery Value Fund	37,404,049	593,864	5,440,614	1,933,148	3,710,592	38,201,039
MFS Research Fund	196,638,720	1,403,770	22,189,994	12,882,046	10,938,337	199,672,879
MFS Research International Fund	132,087,128	5,773,378	4,704,355	1,650,076	(1,304,920)	133,501,307
MFS Total Return Bond Fund	538,861,608	25,135,706	25,426,608	(4,699,902)	20,401,911	554,272,715
MFS Value Fund	225,762,101	2,696,583	21,279,317	7,551,978	14,236,445	228,967,790
	$3,757,128,784	$183,275,337	$307,803,371	$54,145,233	$123,448,889	$3,810,194,872

Notes to Financial Statements (unaudited) - continued
	MFS Conservative Allocation Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$—	$—
MFS Emerging Markets Debt Fund	2,718,457	—
MFS Emerging Markets Debt Local Currency Fund	2,186,052	—
MFS Global Opportunistic Bond Fund	4,315,139	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	7,351,559	—
MFS Growth Fund	293,998	171,408
MFS High Income Fund	4,913,919	—
MFS Inflation-Adjusted Bond Fund	9,094,261	—
MFS Institutional Money Market Portfolio	2,868,671	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International Large Cap Value Fund	—	—
MFS Limited Maturity Fund	8,510,354	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	170,299	69,975
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	11,730,450	—
MFS Value Fund	2,121,964	—
	$56,275,123	$241,383

Notes to Financial Statements (unaudited) - continued
	MFS Moderate Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$197,572,781	$9,828,900	$2,609,061	$(1,101,826)	$203,693	$203,894,487
MFS Emerging Markets Debt Fund	199,368,840	7,254,957	7,741,750	(1,726,748)	6,591,610	203,746,909
MFS Emerging Markets Debt Local Currency Fund	130,041,251	9,623,810	3,204,756	(1,473,429)	330,520	135,317,396
MFS Emerging Markets Equity Fund	65,807,407	1,730,730	5,360,309	(1,085,097)	5,518,421	66,611,152
MFS Global Opportunistic Bond Fund	327,673,852	9,269,881	7,130,912	(1,483,033)	12,274,829	340,604,617
MFS Global Real Estate Fund	196,953,022	6,249,067	16,818,182	1,372,559	18,063,099	205,819,565
MFS Government Securities Fund	608,321,325	42,105,607	16,105,182	(2,961,289)	16,422,875	647,783,336
MFS Growth Fund	487,286,045	3,678,635	59,162,173	45,968,103	11,278,096	489,048,706
MFS High Income Fund	265,322,603	8,750,292	9,830,946	(1,171,522)	7,256,931	270,327,358
MFS Inflation-Adjusted Bond Fund	454,038,276	24,990,217	9,087,705	(2,068,110)	6,764,635	474,637,313
MFS Institutional Money Market Portfolio	193,157,749	84,756,371	106,854,686	(2,149)	1,135	171,058,420
MFS International Growth Fund	133,968,013	3,442,640	9,299,636	4,969,043	2,015,174	135,095,234
MFS International Intrinsic Value Fund	134,711,990	4,689,914	4,219,643	484,000	399,989	136,066,250
MFS International Large Cap Value Fund	135,227,456	3,926,378	5,988,204	280,583	2,502,325	135,948,538
MFS International New Discovery Fund	66,473,913	2,367,397	3,363,969	306,519	2,057,367	67,841,227
MFS Mid Cap Growth Fund	458,490,265	971,579	42,122,527	31,171,494	33,246,739	481,757,550
MFS Mid Cap Value Fund	470,472,589	758,226	52,427,772	33,096,141	27,601,717	479,500,901
MFS New Discovery Fund	98,597,220	626,333	8,776,468	(908,914)	12,889,257	102,427,428
MFS New Discovery Value Fund	99,674,785	1,125,277	13,040,749	4,214,498	10,838,536	102,812,347
MFS Research Fund	483,162,574	433,739	49,969,941	29,567,851	28,940,658	492,134,881
MFS Research International Fund	337,102,824	12,654,449	10,904,652	4,106,261	(3,321,455)	339,637,427
MFS Total Return Bond Fund	549,143,576	34,015,984	20,034,042	(3,767,075)	19,948,454	579,306,897
MFS Value Fund	535,003,267	5,337,230	46,312,493	12,163,854	39,470,534	545,662,392
	$6,627,571,623	$278,587,613	$510,365,758	$149,951,714	$261,295,139	$6,807,040,331

Notes to Financial Statements (unaudited) - continued
	MFS Moderate Allocation Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$—	$—
MFS Emerging Markets Debt Fund	7,237,166	—
MFS Emerging Markets Debt Local Currency Fund	3,850,098	—
MFS Emerging Markets Equity Fund	5,444,534	—
MFS Global Opportunistic Bond Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	12,986,070	—
MFS Growth Fund	728,161	424,537
MFS High Income Fund	8,713,666	—
MFS Inflation-Adjusted Bond Fund	11,191,012	—
MFS Institutional Money Market Portfolio	4,990,494	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International Large Cap Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	458,846	188,536
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	12,074,010	—
MFS Value Fund	5,025,134	—
	$72,699,191	$613,073

Notes to Financial Statements (unaudited) - continued
	MFS Growth Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$260,264,533	$15,492,200	$3,204,852	$(1,444,568)	$294,107	$271,401,420
MFS Emerging Markets Debt Fund	196,491,441	8,242,750	6,669,604	(1,539,550)	6,348,782	202,873,819
MFS Emerging Markets Debt Local Currency Fund	126,637,435	11,032,357	1,711,122	(839,367)	(348,581)	134,770,722
MFS Emerging Markets Equity Fund	129,885,501	4,674,829	10,331,158	(1,424,242)	10,247,496	133,052,426
MFS Global Opportunistic Bond Fund	192,174,290	8,513,881	3,579,271	(854,354)	7,218,705	203,473,251
MFS Global Real Estate Fund	255,483,882	10,413,631	17,068,928	1,337,809	24,090,802	274,257,196
MFS Growth Fund	613,829,066	2,103,372	65,649,886	52,597,879	20,020,912	622,901,343
MFS High Income Fund	260,316,834	8,720,452	5,892,771	(726,307)	6,719,960	269,138,168
MFS Inflation-Adjusted Bond Fund	314,835,948	24,551,275	5,080,220	(1,199,042)	4,513,774	337,621,735
MFS Institutional Money Market Portfolio	141,147,812	72,604,348	78,723,144	(1,399)	1,767	135,029,384
MFS International Growth Fund	197,928,651	7,142,630	13,179,286	4,681,655	5,752,197	202,325,847
MFS International Intrinsic Value Fund	199,701,572	8,523,084	6,100,389	692,963	644,567	203,461,797
MFS International Large Cap Value Fund	200,352,106	7,315,627	8,765,456	418,133	3,741,320	203,061,730
MFS International New Discovery Fund	131,105,243	5,980,403	6,282,945	(512,401)	5,209,515	135,499,815
MFS Mid Cap Growth Fund	578,329,871	1,143,429	40,144,980	17,022,518	64,890,725	621,241,563
MFS Mid Cap Value Fund	597,229,966	669,771	58,343,563	34,453,514	42,846,065	616,855,753
MFS New Discovery Fund	128,876,894	528,117	8,560,597	(1,101,170)	16,845,611	136,588,855
MFS New Discovery Value Fund	130,884,164	1,296,790	14,811,143	2,545,165	17,299,946	137,214,922
MFS Research Fund	607,809,024	122,965	55,083,558	11,575,835	62,499,648	626,923,914
MFS Research International Fund	465,645,197	20,861,471	13,531,500	2,257,993	(1,160,776)	474,072,385
MFS Total Return Bond Fund	150,456,270	20,334,067	5,656,013	(933,039)	5,495,890	169,697,175
MFS Value Fund	660,138,515	6,675,724	49,825,582	5,727,642	58,203,464	680,919,763
	$6,539,524,215	$246,943,173	$478,195,968	$122,735,667	$361,375,896	$6,792,382,983

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$—	$—
MFS Emerging Markets Debt Fund	7,164,982	—
MFS Emerging Markets Debt Local Currency Fund	3,773,758	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund	3,209,643	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	939,204	547,580
MFS High Income Fund	8,605,792	—
MFS Inflation-Adjusted Bond Fund	7,784,014	—
MFS Institutional Money Market Portfolio	3,687,035	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International Large Cap Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	606,744	249,307
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	3,337,090	—
MFS Value Fund	6,220,171	—
	$45,328,433	$796,887

Notes to Financial Statements (unaudited) - continued
	MFS Aggressive Growth Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$138,085,071	$10,954,509	$1,587,406	$(742,825)	$190,231	$146,899,580
MFS Emerging Markets Equity Fund	82,659,664	3,147,492	4,989,822	(688,124)	6,250,521	86,379,731
MFS Global Real Estate Fund	137,259,260	7,217,496	9,911,337	364,103	13,339,463	148,268,985
MFS Growth Fund	315,995,797	4,155,582	30,036,917	21,666,653	16,045,658	327,826,773
MFS Institutional Money Market Portfolio	40,659,061	36,694,280	32,932,009	(921)	1,029	44,421,440
MFS International Growth Fund	140,236,074	5,233,071	6,822,480	994,848	6,317,094	145,958,607
MFS International Intrinsic Value Fund	140,927,041	7,650,496	2,683,104	61,190	851,785	146,807,408
MFS International Large Cap Value Fund	141,398,691	6,496,968	4,122,381	174,756	2,749,689	146,697,723
MFS International New Discovery Fund	111,416,603	6,027,047	4,106,366	(475,397)	4,419,215	117,281,102
MFS Mid Cap Growth Fund	273,856,861	3,155,965	18,443,548	2,946,113	36,281,856	297,797,247
MFS Mid Cap Value Fund	281,504,724	1,994,822	24,227,083	6,449,046	30,448,305	296,169,814
MFS New Discovery Fund	68,626,102	1,658,286	4,978,660	(651,021)	9,164,392	73,819,099
MFS New Discovery Value Fund	69,617,915	1,534,801	7,739,697	953,812	9,743,953	74,110,784
MFS Research Fund	286,479,893	385,114	21,610,037	3,681,863	31,478,854	300,415,687
MFS Research International Fund	225,772,320	12,117,356	3,757,750	270,239	160,355	234,562,520
MFS Value Fund	336,281,302	4,660,615	20,374,482	2,017,357	30,885,519	353,470,311
	$2,790,776,379	$113,083,900	$198,323,079	$37,021,692	$198,327,919	$2,940,886,811

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$3,186,046	$—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	485,463	283,037
MFS Institutional Money Market Portfolio	1,096,339	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International Large Cap Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	323,902	133,090
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Value Fund	—	—
	$5,091,750	$416,127

Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust X, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld	Abstain
Steven E. Buller	93,694,553,358.767	2,599,093,584.595	0.000
John A. Caroselli	94,028,434,411.278	2,265,212,532.084	0.000
Maureen R. Goldfarb	94,361,674,360.213	1,931,972,583.149	0.000
Peter D. Jones	94,066,354,687.369	2,227,292,255.993	0.000
John P. Kavanaugh	94,185,926,082.433	2,107,559,444.381	161,416.548
James W. Kilman, Jr.	94,450,795,713.326	1,842,851,230.036	0.000
Clarence Otis, Jr.	93,984,248,122.457	2,309,398,820.905	0.000
Michael W. Roberge	94,352,210,986.123	1,941,435,957.239	0.000
Maryanne L. Roepke	94,413,451,878.996	1,880,195,064.366	0.000
Paula E. Smith	94,545,454,781.292	1,748,192,162.070	0.000
Laurie J. Thomsen	94,416,793,826.848	1,876,853,116.514	0.000
Darrell A. Williams	94,451,319,166.310	1,842,327,777.051	0.000

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Board Review of Investment Advisory Agreement
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreement with MFS.  The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
MFS Conservative Allocation Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.
MFS Moderate Allocation Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for each of the one- and three-year periods ended December 31, 2023 relative to the Broadridge performance universe.

Board Review of Investment Advisory Agreement - continued
MFS Growth Allocation Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for each of the one- and three-year periods ended December 31, 2023 relative to the Broadridge performance universe.
MFS Aggressive Growth Allocation Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.
General
Because of the passage of time, the performance results stated above may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds’ performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”).
In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class I shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense groups based on information provided by Broadridge.  The Trustees considered that MFS currently observes expense limitations for MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, and MFS Moderate Allocation Fund, each of which may not be changed without the Trustees’ approval.  The Trustees also considered that according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year), the total expense ratio for each of MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, and MFS Growth Allocation Fund was lower than the Broadridge expense group median and the total expense ratio for MFS Moderate Allocation Fund was approximately at the Broadridge expense group median.  Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Funds’ investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.

MFS International Diversification Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International Diversification Fund
Portfolio of Investments − 11/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
International Stock Funds – 99.8%
MFS Emerging Markets Equity Fund - Class R6	184,252,932	$ 6,550,191,733
MFS International Growth Fund - Class R6	127,169,329	5,707,359,490
MFS International Intrinsic Value Fund - Class R6	137,914,855	5,719,329,025
MFS International Large Cap Value Fund - Class R6	399,147,939	5,731,764,403
MFS International New Discovery Fund - Class R6	114,769,323	3,818,375,377
MFS Research International Fund - Class R6	446,688,441	10,497,178,377
		$38,024,198,405
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 4.66% (v)	65,206,822	$ 65,213,343
Total Investment Companies (Identified Cost, $30,804,953,315)		$38,089,411,748
Other Assets, Less Liabilities – 0.0%		15,821,878
Net Assets – 100.0%		$38,105,233,626
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $38,089,411,748.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
MDIFS-SEM
1

MFS International Diversification Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 11/30/24 (unaudited) Assets
Investments in affiliated issuers, at value (identified cost, $30,804,953,315)	$38,089,411,748
Receivables for
Fund shares sold	47,321,156
Receivable from investment adviser	543,641
Other assets	46,615
Total assets	$38,137,323,160
Liabilities
Payables for
Investments purchased	$11,089,875
Fund shares reacquired	15,056,842
Payable to affiliates
Administrative services fee	192
Shareholder servicing costs	5,457,423
Distribution and service fees	163,312
Payable for independent Trustees' compensation	12,477
Accrued expenses and other liabilities	309,413
Total liabilities	$32,089,534
Net assets	$38,105,233,626
Net assets consist of
Paid-in capital	$31,115,635,602
Total distributable earnings (loss)	6,989,598,024
Net assets	$38,105,233,626
Shares of beneficial interest outstanding	1,577,229,671
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,592,437,780	150,501,423	$23.87
Class B	5,196,038	221,546	23.45
Class C	232,851,110	10,109,453	23.03
Class I	14,435,030,871	596,328,185	24.21
Class R1	7,323,080	324,123	22.59
Class R2	52,718,066	2,253,842	23.39
Class R3	1,335,341,234	56,480,324	23.64
Class R4	821,486,965	34,062,866	24.12
Class R6	17,622,848,482	726,947,909	24.24
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $25.33 [100 / 94.25 x $23.87]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
2

MFS International Diversification Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 11/30/24 (unaudited) Net investment income (loss)
Income
Dividends from affiliated issuers	$1,530,444
Payments from investment adviser for other expenses agreement (See Note 3)	200,133
Other	4,143
Total investment income	$1,734,720
Expenses
Distribution and service fees	$7,820,610
Shareholder servicing costs	11,285,904
Administrative services fee	8,775
Independent Trustees' compensation	78,300
Custodian fee	50,497
Shareholder communications	1,687,744
Audit and tax fees	24,140
Legal fees	95,362
Miscellaneous	460,297
Total expenses	$21,511,629
Reduction of expenses by investment adviser and distributor	(3,062,491)
Net expenses	$18,449,138
Net investment income (loss)	$(16,714,418)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$(1,571,095)
Change in unrealized appreciation or depreciation
Affiliated issuers	$1,038,780,155
Net realized and unrealized gain (loss)	$1,037,209,060
Change in net assets from operations	$1,020,494,642
See Notes to Financial Statements
3

MFS International Diversification Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24
Change in net assets
From operations
Net investment income (loss)	$(16,714,418)	$814,624,416
Net realized gain (loss)	(1,571,095)	268,540,764
Net unrealized gain (loss)	1,038,780,155	3,937,595,301
Change in net assets from operations	$1,020,494,642	$5,020,760,481
Total distributions to shareholders	$—	$(1,522,468,104)
Change in net assets from fund share transactions	$(1,540,718,267)	$(237,226,239)
Total change in net assets	$(520,223,625)	$3,261,066,138
Net assets
At beginning of period	38,625,457,251	35,364,391,113
At end of period	$38,105,233,626	$38,625,457,251
See Notes to Financial Statements
4

MFS International Diversification Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$23.29	$21.20	$21.37	$25.51	$18.80	$18.71
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)	$0.42	$0.22	$0.40	$0.10	$0.25
Net realized and unrealized gain (loss)	0.62	2.54	0.09	(3.92)	6.96	0.32
Total from investment operations	$0.58	$2.96	$0.31	$(3.52)	$7.06	$0.57
Less distributions declared to shareholders
From net investment income	$—	$(0.52)	$(0.08)	$(0.41)	$(0.12)	$(0.26)
From net realized gain	—	(0.35)	(0.40)	(0.21)	(0.23)	(0.22)
Total distributions declared to shareholders	$—	$(0.87)	$(0.48)	$(0.62)	$(0.35)	$(0.48)
Net asset value, end of period (x)	$23.87	$23.29	$21.20	$21.37	$25.51	$18.80
Total return (%) (r)(s)(t)(x)	2.49(n)	14.19	1.61	(14.16)	37.66	2.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.37(a)	0.36	0.37	0.37	0.36	0.37
Expenses after expense reductions (h)	0.35(a)	0.35	0.35	0.35	0.34	0.35
Net investment income (loss) (l)	(0.34)(a)	1.93	1.07	1.64	0.46	1.31
Portfolio turnover rate	1(n)	3	7	4	9	6
Net assets at end of period (000 omitted)	$3,592,438	$3,689,945	$3,498,538	$3,644,253	$4,381,231	$2,778,815

See Notes to Financial Statements
5

MFS International Diversification Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$22.97	$20.87	$21.12	$25.16	$18.61	$18.50
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.13)	$0.23	$0.06	$0.21	$(0.06)	$0.10
Net realized and unrealized gain (loss)	0.61	2.52	0.09	(3.86)	6.84	0.31
Total from investment operations	$0.48	$2.75	$0.15	$(3.65)	$6.78	$0.41
Less distributions declared to shareholders
From net investment income	$—	$(0.30)	$—	$(0.18)	$—	$(0.08)
From net realized gain	—	(0.35)	(0.40)	(0.21)	(0.23)	(0.22)
Total distributions declared to shareholders	$—	$(0.65)	$(0.40)	$(0.39)	$(0.23)	$(0.30)
Net asset value, end of period (x)	$23.45	$22.97	$20.87	$21.12	$25.16	$18.61
Total return (%) (r)(s)(t)(x)	2.09(n)	13.32	0.83	(14.73)	36.51	2.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.12(a)	1.11	1.12	1.12	1.11	1.12
Expenses after expense reductions (h)	1.10(a)	1.10	1.10	1.10	1.09	1.10
Net investment income (loss) (l)	(1.09)(a)	1.06	0.30	0.89	(0.28)	0.53
Portfolio turnover rate	1(n)	3	7	4	9	6
Net assets at end of period (000 omitted)	$5,196	$6,527	$9,428	$13,672	$21,542	$20,424
Class C	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$22.56	$20.55	$20.80	$24.83	$18.36	$18.28
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.13)	$0.25	$0.06	$0.22	$(0.06)	$0.10
Net realized and unrealized gain (loss)	0.60	2.45	0.09	(3.82)	6.76	0.30
Total from investment operations	$0.47	$2.70	$0.15	$(3.60)	$6.70	$0.40
Less distributions declared to shareholders
From net investment income	$—	$(0.34)	$—	$(0.22)	$—	$(0.10)
From net realized gain	—	(0.35)	(0.40)	(0.21)	(0.23)	(0.22)
Total distributions declared to shareholders	$—	$(0.69)	$(0.40)	$(0.43)	$(0.23)	$(0.32)
Net asset value, end of period (x)	$23.03	$22.56	$20.55	$20.80	$24.83	$18.36
Total return (%) (r)(s)(t)(x)	2.08(n)	13.30	0.84	(14.75)	36.57	2.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.12(a)	1.11	1.12	1.12	1.11	1.12
Expenses after expense reductions (h)	1.10(a)	1.10	1.10	1.10	1.09	1.10
Net investment income (loss) (l)	(1.09)(a)	1.16	0.29	0.92	(0.28)	0.53
Portfolio turnover rate	1(n)	3	7	4	9	6
Net assets at end of period (000 omitted)	$232,851	$263,351	$304,133	$379,572	$489,683	$419,045

See Notes to Financial Statements
6

MFS International Diversification Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$23.59	$21.46	$21.63	$25.81	$19.01	$18.91
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.49	$0.26	$0.47	$0.16	$0.30
Net realized and unrealized gain (loss)	0.63	2.56	0.10	(3.97)	7.03	0.32
Total from investment operations	$0.62	$3.05	$0.36	$(3.50)	$7.19	$0.62
Less distributions declared to shareholders
From net investment income	$—	$(0.57)	$(0.13)	$(0.47)	$(0.16)	$(0.30)
From net realized gain	—	(0.35)	(0.40)	(0.21)	(0.23)	(0.22)
Total distributions declared to shareholders	$—	$(0.92)	$(0.53)	$(0.68)	$(0.39)	$(0.52)
Net asset value, end of period (x)	$24.21	$23.59	$21.46	$21.63	$25.81	$19.01
Total return (%) (r)(s)(t)(x)	2.63(n)	14.48	1.85	(13.93)	38.00	3.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.12(a)	0.11	0.12	0.12	0.11	0.12
Expenses after expense reductions (h)	0.10(a)	0.10	0.10	0.10	0.09	0.10
Net investment income (loss) (l)	(0.09)(a)	2.20	1.28	1.94	0.71	1.56
Portfolio turnover rate	1(n)	3	7	4	9	6
Net assets at end of period (000 omitted)	$14,435,031	$14,892,220	$14,757,462	$15,504,823	$17,850,569	$9,936,595
Class R1	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$22.12	$20.20	$20.45	$24.40	$18.04	$17.99
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.12)	$0.25	$0.06	$0.20	$(0.07)	$0.12
Net realized and unrealized gain (loss)	0.59	2.39	0.09	(3.75)	6.66	0.28
Total from investment operations	$0.47	$2.64	$0.15	$(3.55)	$6.59	$0.40
Less distributions declared to shareholders
From net investment income	$—	$(0.37)	$—	$(0.19)	$—	$(0.13)
From net realized gain	—	(0.35)	(0.40)	(0.21)	(0.23)	(0.22)
Total distributions declared to shareholders	$—	$(0.72)	$(0.40)	$(0.40)	$(0.23)	$(0.35)
Net asset value, end of period (x)	$22.59	$22.12	$20.20	$20.45	$24.40	$18.04
Total return (%) (r)(s)(t)(x)	2.12(n)	13.25	0.86	(14.78)	36.61	2.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.12(a)	1.11	1.12	1.12	1.11	1.12
Expenses after expense reductions (h)	1.10(a)	1.10	1.10	1.10	1.09	1.10
Net investment income (loss) (l)	(1.09)(a)	1.20	0.32	0.86	(0.31)	0.67
Portfolio turnover rate	1(n)	3	7	4	9	6
Net assets at end of period (000 omitted)	$7,323	$7,571	$7,177	$7,056	$10,359	$7,756

See Notes to Financial Statements
7

MFS International Diversification Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$22.85	$20.81	$20.98	$25.05	$18.49	$18.39
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)	$0.35	$0.16	$0.34	$0.06	$0.19
Net realized and unrealized gain (loss)	0.61	2.49	0.10	(3.85)	6.80	0.33
Total from investment operations	$0.54	$2.84	$0.26	$(3.51)	$6.86	$0.52
Less distributions declared to shareholders
From net investment income	$—	$(0.45)	$(0.03)	$(0.35)	$(0.07)	$(0.20)
From net realized gain	—	(0.35)	(0.40)	(0.21)	(0.23)	(0.22)
Total distributions declared to shareholders	$—	$(0.80)	$(0.43)	$(0.56)	$(0.30)	$(0.42)
Net asset value, end of period (x)	$23.39	$22.85	$20.81	$20.98	$25.05	$18.49
Total return (%) (r)(s)(t)(x)	2.36(n)	13.88	1.36	(14.34)	37.21	2.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.62(a)	0.61	0.62	0.62	0.61	0.62
Expenses after expense reductions (h)	0.60(a)	0.60	0.60	0.60	0.59	0.60
Net investment income (loss) (l)	(0.59)(a)	1.61	0.80	1.43	0.26	1.02
Portfolio turnover rate	1(n)	3	7	4	9	6
Net assets at end of period (000 omitted)	$52,718	$54,122	$61,253	$65,430	$74,611	$53,110
Class R3	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$23.07	$21.01	$21.19	$25.30	$18.66	$18.57
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)	$0.42	$0.22	$0.40	$0.11	$0.24
Net realized and unrealized gain (loss)	0.61	2.51	0.09	(3.89)	6.88	0.33
Total from investment operations	$0.57	$2.93	$0.31	$(3.49)	$6.99	$0.57
Less distributions declared to shareholders
From net investment income	$—	$(0.52)	$(0.09)	$(0.41)	$(0.12)	$(0.26)
From net realized gain	—	(0.35)	(0.40)	(0.21)	(0.23)	(0.22)
Total distributions declared to shareholders	$—	$(0.87)	$(0.49)	$(0.62)	$(0.35)	$(0.48)
Net asset value, end of period (x)	$23.64	$23.07	$21.01	$21.19	$25.30	$18.66
Total return (%) (r)(s)(t)(x)	2.47(n)	14.19	1.59	(14.14)	37.61	2.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.37(a)	0.36	0.37	0.37	0.36	0.38
Expenses after expense reductions (h)	0.35(a)	0.35	0.35	0.35	0.34	0.35
Net investment income (loss) (l)	(0.34)(a)	1.93	1.08	1.66	0.49	1.25
Portfolio turnover rate	1(n)	3	7	4	9	6
Net assets at end of period (000 omitted)	$1,335,341	$1,353,877	$1,216,239	$1,178,451	$1,318,182	$724,023

See Notes to Financial Statements
8

MFS International Diversification Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$23.50	$21.39	$21.56	$25.72	$18.95	$18.85
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.48	$0.28	$0.47	$0.18	$0.32
Net realized and unrealized gain (loss)	0.63	2.55	0.09	(3.95)	6.99	0.30
Total from investment operations	$0.62	$3.03	$0.37	$(3.48)	$7.17	$0.62
Less distributions declared to shareholders
From net investment income	$—	$(0.57)	$(0.14)	$(0.47)	$(0.17)	$(0.30)
From net realized gain	—	(0.35)	(0.40)	(0.21)	(0.23)	(0.22)
Total distributions declared to shareholders	$—	$(0.92)	$(0.54)	$(0.68)	$(0.40)	$(0.52)
Net asset value, end of period (x)	$24.12	$23.50	$21.39	$21.56	$25.72	$18.95
Total return (%) (r)(s)(t)(x)	2.64(n)	14.43	1.86	(13.91)	37.96	3.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.12(a)	0.11	0.12	0.12	0.11	0.12
Expenses after expense reductions (h)	0.10(a)	0.10	0.10	0.10	0.09	0.10
Net investment income (loss) (l)	(0.09)(a)	2.15	1.33	1.91	0.77	1.62
Portfolio turnover rate	1(n)	3	7	4	9	6
Net assets at end of period (000 omitted)	$821,487	$1,055,356	$987,868	$1,017,358	$1,277,938	$721,937
Class R6	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$23.61	$21.48	$21.66	$25.84	$19.03	$18.92
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00(w)	$0.51	$0.29	$0.49	$0.19	$0.32
Net realized and unrealized gain (loss)	0.63	2.57	0.09	(3.97)	7.03	0.33
Total from investment operations	$0.63	$3.08	$0.38	$(3.48)	$7.22	$0.65
Less distributions declared to shareholders
From net investment income	$—	$(0.60)	$(0.16)	$(0.49)	$(0.18)	$(0.32)
From net realized gain	—	(0.35)	(0.40)	(0.21)	(0.23)	(0.22)
Total distributions declared to shareholders	$—	$(0.95)	$(0.56)	$(0.70)	$(0.41)	$(0.54)
Net asset value, end of period (x)	$24.24	$23.61	$21.48	$21.66	$25.84	$19.03
Total return (%) (r)(s)(t)(x)	2.67(n)	14.58	1.92	(13.84)	38.12	3.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.01(a)	0.01	0.01	0.01	0.02	0.02
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.01(a)	2.29	1.42	2.03	0.81	1.65
Portfolio turnover rate	1(n)	3	7	4	9	6
Net assets at end of period (000 omitted)	$17,622,848	$17,302,488	$14,522,293	$12,792,920	$13,046,306	$6,984,049

See Notes to Financial Statements
9

MFS International Diversification Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS International Diversification Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS International Diversification Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
The investment objective of each of the international stock funds held by the fund at November 30, 2024 was to seek capital appreciation.
In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which affects all public entities that are required to report segment information in accordance with Topic 280. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. Although management is still evaluating the disclosures required by ASU 2023-07, adoption of the standard will not affect the fund's financial position or its results of operations.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or
11

MFS International Diversification Fund
Notes to Financial Statements (unaudited) - continued
exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$65,213,343	$38,024,198,405	$—	$38,089,411,748
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
12

MFS International Diversification Fund
Notes to Financial Statements (unaudited) - continued
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/24
Ordinary income (including any short-term capital gains)	$950,009,360
Long-term capital gains	572,458,744
Total distributions	$1,522,468,104
The federal tax cost and the tax basis components of distributable earnings were as follows:
13

MFS International Diversification Fund
Notes to Financial Statements (unaudited) - continued
As of 11/30/24
Cost of investments	$31,498,998,451
Gross appreciation	6,590,413,297
Gross depreciation	—
Net unrealized appreciation (depreciation)	$6,590,413,297
As of 5/31/24
Undistributed ordinary income	77,382,103
Undistributed long-term capital gain	340,088,137
Net unrealized appreciation (depreciation)	5,551,633,142
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/24	Year ended 5/31/24
Class A	$—	$139,039,397
Class B	—	214,369
Class C	—	8,844,889
Class I	—	617,110,382
Class R1	—	254,762
Class R2	—	1,994,308
Class R3	—	50,654,134
Class R4	—	41,989,134
Class R6	—	662,366,729
Total	$—	$1,522,468,104
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles (“Other Expenses”), such that “Other Expenses” do not exceed 0.10% annually of average daily net assets for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares and 0.00% annually of average daily net assets for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2025. For the six months ended November 30, 2024, this reduction amounted to $3,061,868 which is included in the reduction of total expenses in the Statement of Operations. Payments made to Class R6 shares to further reduce “Other Expenses” below 0.00% annually of average daily net assets are included in “Payments from investment adviser for other expenses agreement” in the Statement of Operations.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $107,631 for the six months ended November 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
14

MFS International Diversification Fund
Notes to Financial Statements (unaudited) - continued
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 4,635,117
Class B	0.75%	0.25%	1.00%	1.00%	30,493
Class C	0.75%	0.25%	1.00%	1.00%	1,273,275
Class R1	0.75%	0.25%	1.00%	1.00%	38,104
Class R2	0.25%	0.25%	0.50%	0.50%	135,944
Class R3	—	0.25%	0.25%	0.25%	1,707,677
Total Distribution and Service Fees					$7,820,610
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2024, this rebate amounted to $88, $27, $503, and $5 for Class A, Class C, Class R2, and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2024, were as follows:
Amount
Class A	$22,789
Class B	217
Class C	4,357
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2024, the fee was $281,747, which equated to 0.0014% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $11,004,157.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2024 was equivalent to an annual effective rate of 0.00005% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
15

MFS International Diversification Fund
Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$67
8/19/2024	Redemption	Class C	3	61
8/19/2024	Redemption	Class I	3	74
8/19/2024	Redemption	Class R1	3	67
8/19/2024	Redemption	Class R2	3	73
8/19/2024	Redemption	Class R3	3	77
8/19/2024	Redemption	Class R4	3	76
(4)  Portfolio Securities
For the six months ended November 30, 2024, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $268,257,363 and $1,828,072,646, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/24		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,487,712	$155,465,618	21,116,213	$463,709,792
Class B	213	5,003	2,200	47,755
Class C	218,192	5,072,659	837,851	17,816,891
Class I	43,951,113	1,064,932,831	144,061,202	3,197,643,029
Class R1	23,874	541,376	55,709	1,159,250
Class R2	134,845	3,156,631	488,795	10,506,205
Class R3	5,608,636	132,094,594	12,134,732	263,997,990
Class R4	2,073,327	50,077,671	9,495,308	211,083,571
Class R6	72,811,569	1,767,842,019	173,779,325	3,863,744,543
	131,309,481	$3,179,188,402	361,971,335	$8,029,709,026
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	5,687,347	$124,780,390
Class B	—	—	9,753	211,739
Class C	—	—	380,983	8,122,547
Class I	—	—	24,344,641	540,451,039
Class R1	—	—	12,184	254,762
Class R2	—	—	91,440	1,970,533
Class R3	—	—	2,331,069	50,654,134
Class R4	—	—	1,864,107	41,215,405
Class R6	—	—	28,878,878	641,399,886
	—	$—	63,600,402	$1,409,060,435
16

MFS International Diversification Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/24		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(14,443,300)	$(344,958,690)	(33,337,903)	$(734,161,095)
Class B	(62,839)	(1,489,121)	(179,488)	(3,857,676)
Class C	(1,784,659)	(41,351,395)	(4,345,156)	(92,443,777)
Class I	(79,031,621)	(1,916,756,175)	(224,528,943)	(4,998,067,706)
Class R1	(41,951)	(954,058)	(81,063)	(1,681,120)
Class R2	(249,847)	(5,862,952)	(1,154,869)	(24,891,948)
Class R3	(7,826,560)	(185,131,493)	(13,648,248)	(296,884,886)
Class R4	(12,923,350)	(306,504,493)	(12,634,468)	(279,378,396)
Class R6	(78,758,510)	(1,916,898,292)	(145,710,852)	(3,244,629,096)
	(195,122,637)	$(4,719,906,669)	(435,620,990)	$(9,675,995,700)
Net change
Class A	(7,955,588)	$(189,493,072)	(6,534,343)	$(145,670,913)
Class B	(62,626)	(1,484,118)	(167,535)	(3,598,182)
Class C	(1,566,467)	(36,278,736)	(3,126,322)	(66,504,339)
Class I	(35,080,508)	(851,823,344)	(56,123,100)	(1,259,973,638)
Class R1	(18,077)	(412,682)	(13,170)	(267,108)
Class R2	(115,002)	(2,706,321)	(574,634)	(12,415,210)
Class R3	(2,217,924)	(53,036,899)	817,553	17,767,238
Class R4	(10,850,023)	(256,426,822)	(1,275,053)	(27,079,420)
Class R6	(5,946,941)	(149,056,273)	56,947,351	1,260,515,333
	(63,813,156)	$(1,540,718,267)	(10,049,253)	$(237,226,239)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2024, the fund’s commitment fee and interest expense were $95,372 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended November 30, 2024:
17

MFS International Diversification Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Emerging Markets Equity Fund	$6,580,456,450	$54,771,667	$527,648,248	$(23,404,432)	$466,016,296	$6,550,191,733
MFS Institutional Money Market Portfolio	45,245,200	416,306,644	396,334,637	(1,264)	(2,600)	65,213,343
MFS International Growth Fund	5,786,166,571	19,423,249	394,411,486	26,465,843	269,715,313	5,707,359,490
MFS International Intrinsic Value Fund	5,805,800,237	48,741,078	170,003,782	(33,180,405)	67,971,897	5,719,329,025
MFS International Large Cap Value Fund	5,838,361,894	38,315,406	261,467,846	38,770,280	77,784,669	5,731,764,403
MFS International New Discovery Fund	3,845,730,677	37,716,288	196,920,518	(26,885,084)	158,734,014	3,818,375,377
MFS Research International Fund	10,690,284,936	69,289,675	277,620,767	16,663,967	(1,439,434)	10,497,178,377
	$38,592,045,965	$684,564,007	$2,224,407,284	$(1,571,095)	$1,038,780,155	$38,089,411,748
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Equity Fund	$—	$—
MFS Institutional Money Market Portfolio	1,530,444	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International Large Cap Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Research International Fund	—	—
	$1,530,444	$—
18

MFS International Diversification Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust X, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld	Abstain
Steven E. Buller	93,694,553,358.767	2,599,093,584.595	0.000
John A. Caroselli	94,028,434,411.278	2,265,212,532.084	0.000
Maureen R. Goldfarb	94,361,674,360.213	1,931,972,583.149	0.000
Peter D. Jones	94,066,354,687.369	2,227,292,255.993	0.000
John P. Kavanaugh	94,185,926,082.433	2,107,559,444.381	161,416.548
James W. Kilman, Jr.	94,450,795,713.326	1,842,851,230.036	0.000
Clarence Otis, Jr.	93,984,248,122.457	2,309,398,820.905	0.000
Michael W. Roberge	94,352,210,986.123	1,941,435,957.239	0.000
Maryanne L. Roepke	94,413,451,878.996	1,880,195,064.366	0.000
Paula E. Smith	94,545,454,781.292	1,748,192,162.070	0.000
Laurie J. Thomsen	94,416,793,826.848	1,876,853,116.514	0.000
Darrell A. Williams	94,451,319,166.310	1,842,327,777.051	0.000
19

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Diversification Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Diversification Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Diversification Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
20

MFS International Diversification Fund
Board Review of Investment Advisory Agreement
MFS International Diversification Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for each of the one- and three-year periods ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
21

MFS International Diversification Fund
Board Review of Investment Advisory Agreement - continued
The Trustees considered that MFS does not charge an advisory fee for providing investment advisory services to the Fund, but that the Fund pays its pro rata share of the advisory fees paid by the underlying funds in which it invests (the “Underlying Funds”).
In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median.  Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
22

MFS Blended Research Small Cap Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Small Cap Equity Fund
Portfolio of Investments − 11/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 1.0%
CACI International, Inc., “A” (a)	6,367	$ 2,928,056
Standard Aero, Inc. (a)	29,883	856,447
		$3,784,503
Apparel Manufacturers – 2.3%
PVH Corp.	40,205	$ 4,357,016
Skechers USA, Inc., “A” (a)	61,868	3,948,416
		$8,305,432
Automotive – 2.0%
Blue Bird Corp. (a)	28,038	$ 1,139,745
Methode Electronics, Inc.	118,708	1,296,291
REV Group, Inc.	95,101	2,950,033
Visteon Corp. (a)	20,110	1,877,671
		$7,263,740
Biotechnology – 2.8%
Adaptive Biotechnologies Corp. (a)	50,110	$ 297,653
Alector, Inc. (a)	136,598	353,789
Arcus Biosciences, Inc. (a)	63,240	976,426
Beam Therapeutics, Inc. (a)	45,109	1,234,633
Entrada Therapeutics, Inc. (a)	54,254	1,079,112
Exelixis, Inc. (a)	34,348	1,252,328
Fate Therapeutics, Inc. (a)	127,523	404,248
Novavax, Inc. (a)	73,066	637,135
Protagonist Therapeutics, Inc. (a)	26,126	1,144,319
Prothena Corp. PLC (a)	36,081	584,873
Sana Biotechnology, Inc. (a)	44,884	124,778
Sangamo Therapeutics, Inc. (a)	74,633	168,671
Twist Bioscience Corp. (a)	22,919	1,127,156
Voyager Therapeutics, Inc. (a)	134,360	921,710
		$10,306,831
Brokerage & Asset Managers – 0.3%
A-Mark Precious Metals, Inc.	20,519	$ 621,726
Hamilton Lane, Inc., “A”	3,226	620,682
		$1,242,408
Business Services – 4.0%
Andersons, Inc.	3,009	$ 143,650
BlueLinx Holdings, Inc. (a)	21,751	2,734,101
TaskUs, Inc., “A” (a)	234,924	3,443,986
TriNet Group, Inc.	39,685	3,707,769
UL Solutions, Inc.	4,007	215,296
WNS (Holdings) Ltd. (a)	11,415	619,035
World Fuel Services Corp.	65,164	1,886,498
Yext, Inc. (a)	228,377	1,886,394
		$14,636,729
BRSFS-SEM
1

MFS Blended Research Small Cap Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 3.1%
Avient Corp.	78,601	$ 4,028,301
Element Solutions, Inc.	180,633	5,180,555
Rayonier Advanced Materials, Inc. (a)	235,115	2,071,363
		$11,280,219
Computer Software – 6.1%
ACI Worldwide, Inc. (a)	22,950	$ 1,304,019
Clear Secure, Inc., “A”	99,096	2,564,604
Consensus Cloud Solutions, Inc. (a)	17,560	438,122
Dun & Bradstreet Holdings, Inc.	131,463	1,669,580
Elastic N.V. (a)	33,270	3,641,734
Five9, Inc. (a)	33,288	1,374,129
Nutanix, Inc. (a)	27,691	1,807,668
OneStream, Inc. (a)	46,077	1,377,242
PagerDuty, Inc. (a)	196,271	4,168,796
Sabre Corp. (a)	816,555	3,192,730
SentinelOne, Inc., “A” (a)	25,310	707,415
		$22,246,039
Computer Software - Systems – 1.8%
Adtran Holdings, Inc. (a)	54,505	$ 463,292
Pitney Bowes, Inc.	63,961	515,526
Rimini Street, Inc. (a)	229,924	496,636
ScanSource, Inc. (a)	5,297	267,022
Verint Systems, Inc. (a)	190,303	4,795,635
		$6,538,111
Construction – 2.8%
AZEK Co., Inc. (a)	88,609	$ 4,706,910
Builders FirstSource, Inc. (a)	14,127	2,634,262
GMS, Inc. (a)	27,993	2,809,098
SiteOne Landscape Supply, Inc. (a)	1,033	158,307
		$10,308,577
Consumer Products – 4.1%
e.l.f. Beauty, Inc. (a)	18,335	$ 2,374,749
Herbalife Ltd. (a)	31,811	247,171
Newell Brands, Inc.	633,772	6,077,874
Prestige Consumer Healthcare, Inc. (a)	72,215	6,121,666
		$14,821,460
Consumer Services – 2.1%
Grand Canyon Education, Inc. (a)	30,960	$ 5,095,706
Lyft, Inc. (a)	150,343	2,609,955
		$7,705,661
Electrical Equipment – 1.5%
Armstrong World Industries, Inc.	33,879	$ 5,414,881
Electronics – 4.6%
Advanced Energy Industries, Inc.	37,493	$ 4,313,195
Alpha and Omega Semiconductor Ltd. (a)	7,677	318,365
Axcelis Technologies, Inc. (a)	37,349	2,772,790
2

MFS Blended Research Small Cap Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Cirrus Logic, Inc. (a)	13,939	$ 1,455,928
Formfactor, Inc. (a)	41,077	1,645,545
Photronics, Inc. (a)	73,369	1,827,622
Plexus Corp. (a)	11,716	1,926,110
Sanmina Corp. (a)	33,521	2,661,903
		$16,921,458
Energy - Independent – 1.4%
Berry Corp.	318,343	$ 1,298,839
Permian Resources Corp.	181,468	2,841,789
SM Energy Co.	18,529	837,326
		$4,977,954
Energy - Integrated – 0.1%
National Gas Fuel Co.	5,154	$ 329,701
Engineering - Construction – 1.5%
APi Group, Inc. (a)	132,175	$ 4,993,571
Tutor Perini Corp. (a)	10,349	281,286
		$5,274,857
Food & Beverages – 0.4%
Dole PLC	11,829	$ 178,263
Simply Good Foods Co. (a)	17,962	714,708
WK Kellogg Co.	21,923	455,998
		$1,348,969
Forest & Paper Products – 0.2%
JELD-WEN Holding, Inc. (a)	70,132	$ 763,737
Gaming & Lodging – 1.5%
International Game Technology PLC	133,555	$ 2,568,263
Rush Street Interactive, Inc. (a)	189,541	2,733,181
		$5,301,444
Insurance – 5.5%
Hanover Insurance Group, Inc.	24,730	$ 4,080,697
Jackson Financial, Inc.	35,509	3,557,647
Kemper Corp.	68,059	4,865,538
Lincoln National Corp.	75,415	2,680,249
Voya Financial, Inc.	60,451	5,017,433
		$20,201,564
Internet – 2.4%
CarGurus, Inc. (a)	90,257	$ 3,413,520
EverQuote, Inc., “A” (a)	99,725	1,913,723
Vimeo, Inc. (a)	58,720	383,441
Yelp, Inc. (a)	55,691	2,128,510
ZipRecruiter, Inc., “A” (a)	117,074	1,037,276
		$8,876,470
3

MFS Blended Research Small Cap Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 2.5%
Corsair Gaming, Inc. (a)	419,741	$ 3,085,096
Fox Factory Holding Corp. (a)	12,471	405,058
Funko, Inc., “A” (a)	327,266	3,845,376
Patrick Industries, Inc.	4,716	633,783
Playtika Holdings Corp.	124,003	1,044,105
		$9,013,418
Machinery & Tools – 2.6%
Flowserve Corp.	71,037	$ 4,334,678
Hyster-Yale, Inc.	2,829	159,103
Olympic Steel, Inc.	30,764	1,300,702
Timken Co.	47,608	3,687,239
		$9,481,722
Major Banks – 0.4%
Metro Bank Holdings PLC (a)	20,533	$ 1,333,413
Medical & Health Technology & Services – 3.3%
Encompass Health Corp.	57,481	$ 5,917,094
Health Catalyst, Inc. (a)	253,309	2,236,718
Owens & Minor, Inc. (a)	78,827	1,061,800
Teladoc Health, Inc. (a)	226,890	2,718,142
		$11,933,754
Medical Equipment – 3.8%
Anika Therapeutics, Inc. (a)	36,404	$ 645,079
Concentra Group Holdings, Inc.	59,613	1,300,756
Maravai Lifesciences Holdings, Inc., “A” (a)	188,221	1,067,213
MiMedx Group, Inc. (a)	139,736	1,292,558
Natera, Inc. (a)	12,820	2,150,940
OraSure Technologies, Inc. (a)	287,063	1,090,839
Organogenesis Holdings, Inc. (a)	205,931	796,953
QuidelOrtho Corp. (a)	43,691	1,791,331
UFP Technologies, Inc. (a)	3,982	1,285,867
Veracyte, Inc. (a)	7,448	319,892
ZimVie, Inc. (a)	130,154	1,921,073
		$13,662,501
Metals & Mining – 0.9%
Radius Recycling, Inc.	93,890	$ 1,860,900
Ryerson Holding Corp.	57,509	1,477,981
		$3,338,881
Natural Gas - Distribution – 1.0%
Southwest Gas Holdings, Inc.	4,216	$ 329,522
UGI Corp.	112,113	3,404,872
		$3,734,394
Oil Services – 2.7%
Expro Group Holdings N.V. (a)	85,033	$ 1,181,108
NOV, Inc.	171,986	2,755,216
Oil States International, Inc. (a)	180,983	995,407
Select Water Solutions, Inc.	102,737	1,517,425
4

MFS Blended Research Small Cap Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – continued
Weatherford International PLC	40,667	$ 3,346,894
		$9,796,050
Other Banks & Diversified Financials – 14.3%
Amalgamated Financial Corp.	69,317	$ 2,469,765
Bank of N.T. Butterfield & Son Ltd.	55,068	2,088,729
Bank OZK	39,039	1,950,779
Bread Financial Holdings, Inc.	21,015	1,236,312
Cathay General Bancorp, Inc.	97,612	5,076,800
Columbia Banking System, Inc.	176,823	5,483,281
East West Bancorp, Inc.	40,400	4,431,072
Equity Bancshares, Inc., “A”	31,742	1,523,299
Kearny Financial Corp. of Maryland	57,145	452,588
Navient Corp.	93,153	1,451,324
Orrstown Financial Services, Inc.	12,504	493,908
Popular, Inc.	46,581	4,628,288
PROG Holdings, Inc.	52,442	2,551,828
SLM Corp.	204,617	5,602,413
Texas Capital Bancshares, Inc. (a)	49,557	4,383,317
United Community Bank, Inc.	100,708	3,404,938
Wintrust Financial Corp.	34,589	4,773,628
		$52,002,269
Pharmaceuticals – 6.1%
ACADIA Pharmaceuticals, Inc. (a)	47,732	$ 778,986
Alkermes PLC (a)	41,846	1,214,371
Amicus Therapeutics, Inc. (a)	98,531	983,339
Amneal Pharmaceuticals, Inc. (a)	149,062	1,232,743
Arcturus Therapeutics Holdings, Inc. (a)	48,162	883,291
Catalyst Pharmaceuticals, Inc. (a)	60,791	1,341,657
Collegium Pharmaceutical, Inc. (a)	5,487	167,354
Cytokinetics, Inc. (a)	28,812	1,494,190
Ironwood Pharmaceuticals, Inc. (a)	77,768	273,743
Kiniksa Pharmaceuticals International PLC (a)	52,239	1,153,437
Kymera Therapeutics, Inc. (a)	30,030	1,406,906
Macrogenics, Inc. (a)	31,863	114,388
Neurocrine Biosciences, Inc. (a)	6,777	858,985
Nurix Therapeutics, Inc. (a)	54,270	1,199,910
Organon & Co.	225,655	3,581,145
Pacira BioSciences, Inc. (a)	11,274	190,643
Phibro Animal Health Corp., “A”	77,602	1,813,559
PTC Therapeutics, Inc. (a)	35,001	1,535,844
Ultragenyx Pharmaceutical, Inc. (a)	17,158	817,236
USANA Health Sciences, Inc. (a)	4,620	178,009
Vanda Pharmaceuticals, Inc. (a)	144,100	742,115
Zymeworks, Inc. (a)	22,049	310,670
		$22,272,521
Printing & Publishing – 0.1%
Cimpress PLC (a)	6,491	$ 521,227
5

MFS Blended Research Small Cap Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 0.8%
Scorpio Tankers, Inc.	28,096	$ 1,423,343
Teekay Tankers Ltd.	35,692	1,436,603
		$2,859,946
Real Estate – 2.4%
Broadstone Net Lease, Inc., REIT	205,774	$ 3,603,103
Cushman & Wakefield PLC (a)	262,074	4,009,732
Essential Properties Realty Trust, REIT	35,492	1,210,277
		$8,823,112
Real Estate - Office – 2.6%
Highwoods Properties, Inc., REIT	123,703	$ 4,015,399
Piedmont Office Realty Trust, Inc., REIT	553,284	5,267,264
		$9,282,663
Real Estate - Storage – 0.2%
Innovative Industrial Properties, Inc., REIT	7,115	$ 775,677
Specialty Chemicals – 0.6%
Tronox Holdings PLC	186,235	$ 2,253,444
Specialty Stores – 1.4%
Bath & Body Works, Inc.	39,107	$ 1,417,238
Carvana Co. (a)	14,558	3,791,194
		$5,208,432
Telephone Services – 0.1%
Lumen Technologies, Inc. (a)	68,649	$ 503,884
Tobacco – 0.3%
Mativ Holdings, Inc.	14,257	$ 187,480
Turning Point Brands, Inc.	12,146	751,837
		$939,317
Trucking – 1.1%
Saia, Inc. (a)	7,078	$ 4,027,948
Utilities - Electric Power – 0.5%
Portland General Electric Co.	35,238	$ 1,688,605
Total Common Stocks (Identified Cost, $290,034,271)		$361,303,923
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 4.66% (v) (Identified Cost, $2,665,801)	2,665,637	$ 2,665,904
Other Assets, Less Liabilities – 0.1%		295,677
Net Assets – 100.0%		$364,265,504
6

MFS Blended Research Small Cap Equity Fund
Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,665,904 and $361,303,923, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
7

MFS Blended Research Small Cap Equity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 11/30/24 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $290,034,271)	$361,303,923
Investments in affiliated issuers, at value (identified cost, $2,665,801)	2,665,904
Receivables for
Fund shares sold	192,940
Interest and dividends	505,415
Receivable from investment adviser	10,656
Other assets	30,488
Total assets	$364,709,326
Liabilities
Payables for
Fund shares reacquired	$326,496
Payable to affiliates
Administrative services fee	682
Shareholder servicing costs	60,909
Distribution and service fees	3,026
Accrued expenses and other liabilities	52,709
Total liabilities	$443,822
Net assets	$364,265,504
Net assets consist of
Paid-in capital	$267,291,266
Total distributable earnings (loss)	96,974,238
Net assets	$364,265,504
Shares of beneficial interest outstanding	21,200,577
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$44,811,998	2,631,321	$17.03
Class B	247,498	15,286	16.19
Class C	4,949,854	306,009	16.18
Class I	127,445,054	7,400,752	17.22
Class R1	3,817,894	235,830	16.19
Class R2	15,181,065	899,518	16.88
Class R3	1,339,464	78,559	17.05
Class R4	22,981,085	1,332,876	17.24
Class R6	143,491,592	8,300,426	17.29
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $18.07 [100 / 94.25 x $17.03]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
8

MFS Blended Research Small Cap Equity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 11/30/24 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$2,469,240
Income on securities loaned	87,329
Dividends from affiliated issuers	63,247
Other	28,132
Foreign taxes withheld	(4,342)
Total investment income	$2,643,606
Expenses
Management fee	$1,116,241
Distribution and service fees	133,208
Shareholder servicing costs	128,390
Administrative services fee	29,674
Independent Trustees' compensation	3,841
Custodian fee	9,725
Shareholder communications	15,638
Audit and tax fees	33,998
Legal fees	819
Miscellaneous	84,409
Total expenses	$1,555,943
Reduction of expenses by investment adviser and distributor	(223,539)
Net expenses	$1,332,404
Net investment income (loss)	$1,311,202
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$12,840,423
Affiliated issuers	(347)
Net realized gain (loss)	$12,840,076
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$27,418,543
Affiliated issuers	(119)
Net unrealized gain (loss)	$27,418,424
Net realized and unrealized gain (loss)	$40,258,500
Change in net assets from operations	$41,569,702
See Notes to Financial Statements
9

MFS Blended Research Small Cap Equity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24
Change in net assets
From operations
Net investment income (loss)	$1,311,202	$2,650,178
Net realized gain (loss)	12,840,076	20,992,559
Net unrealized gain (loss)	27,418,424	37,585,722
Change in net assets from operations	$41,569,702	$61,228,459
Total distributions to shareholders	$—	$(2,451,014)
Change in net assets from fund share transactions	$(17,015,021)	$(10,857,124)
Total change in net assets	$24,554,681	$47,920,321
Net assets
At beginning of period	339,710,823	291,790,502
At end of period	$364,265,504	$339,710,823
See Notes to Financial Statements
10

MFS Blended Research Small Cap Equity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$15.16	$12.56	$14.31	$17.57	$11.33	$12.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.09	$0.08	$0.03	$0.04	$0.06
Net realized and unrealized gain (loss)	1.83	2.60	(1.29)	(1.18)	6.26	(1.28)
Total from investment operations	$1.87	$2.69	$(1.21)	$(1.15)	$6.30	$(1.22)
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$—	$—	$(0.06)	$(0.05)
From net realized gain	—	—	(0.54)	(2.11)	—	(0.17)
Total distributions declared to shareholders	$—	$(0.09)	$(0.54)	$(2.11)	$(0.06)	$(0.22)
Net asset value, end of period (x)	$17.03	$15.16	$12.56	$14.31	$17.57	$11.33
Total return (%) (r)(s)(t)(x)	12.34(n)	21.38	(8.65)	(7.52)	55.75	(9.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.12(a)	1.13	1.13	1.13	1.12	1.16
Expenses after expense reductions	0.99(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	0.55(a)	0.64	0.57	0.16	0.26	0.48
Portfolio turnover rate	32(n)	61	56	72	80	75
Net assets at end of period (000 omitted)	$44,812	$40,727	$33,667	$40,921	$73,141	$57,133

See Notes to Financial Statements
11

MFS Blended Research Small Cap Equity Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$14.47	$12.01	$13.81	$17.15	$11.10	$12.56
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.02)	$(0.02)	$(0.08)	$(0.07)	$(0.03)
Net realized and unrealized gain (loss)	1.74	2.48	(1.24)	(1.15)	6.12	(1.26)
Total from investment operations	$1.72	$2.46	$(1.26)	$(1.23)	$6.05	$(1.29)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	—	(0.54)	(2.11)	—	(0.17)
Total distributions declared to shareholders	$—	$—	$(0.54)	$(2.11)	$—	$(0.17)
Net asset value, end of period (x)	$16.19	$14.47	$12.01	$13.81	$17.15	$11.10
Total return (%) (r)(s)(t)(x)	11.89(n)	20.48	(9.34)	(8.21)	54.50	(10.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.87(a)	1.88	1.89	1.88	1.86	1.91
Expenses after expense reductions	1.74(a)	1.74	1.74	1.74	1.74	1.74
Net investment income (loss)	(0.22)(a)	(0.15)	(0.19)	(0.50)	(0.52)	(0.27)
Portfolio turnover rate	32(n)	61	56	72	80	75
Net assets at end of period (000 omitted)	$247	$355	$451	$664	$615	$387
Class C	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$14.46	$11.99	$13.79	$17.14	$11.09	$12.55
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.02)	$(0.02)	$(0.09)	$(0.07)	$(0.03)
Net realized and unrealized gain (loss)	1.73	2.49	(1.24)	(1.15)	6.12	(1.26)
Total from investment operations	$1.72	$2.47	$(1.26)	$(1.24)	$6.05	$(1.29)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$(0.00)(w)
From net realized gain	—	—	(0.54)	(2.11)	—	(0.17)
Total distributions declared to shareholders	$—	$—	$(0.54)	$(2.11)	$—	$(0.17)
Net asset value, end of period (x)	$16.18	$14.46	$11.99	$13.79	$17.14	$11.09
Total return (%) (r)(s)(t)(x)	11.89(n)	20.60	(9.35)	(8.27)	54.55	(10.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.87(a)	1.88	1.89	1.88	1.87	1.91
Expenses after expense reductions	1.74(a)	1.74	1.74	1.74	1.74	1.74
Net investment income (loss)	(0.20)(a)	(0.13)	(0.18)	(0.53)	(0.50)	(0.26)
Portfolio turnover rate	32(n)	61	56	72	80	75
Net assets at end of period (000 omitted)	$4,950	$4,989	$5,319	$6,593	$7,503	$5,133

See Notes to Financial Statements
12

MFS Blended Research Small Cap Equity Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$15.31	$12.68	$14.40	$17.67	$11.39	$12.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.13	$0.11	$0.09	$0.07	$0.09
Net realized and unrealized gain (loss)	1.85	2.62	(1.29)	(1.22)	6.31	(1.27)
Total from investment operations	$1.91	$2.75	$(1.18)	$(1.13)	$6.38	$(1.18)
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$—	$(0.03)	$(0.10)	$(0.09)
From net realized gain	—	—	(0.54)	(2.11)	—	(0.17)
Total distributions declared to shareholders	$—	$(0.12)	$(0.54)	$(2.14)	$(0.10)	$(0.26)
Net asset value, end of period (x)	$17.22	$15.31	$12.68	$14.40	$17.67	$11.39
Total return (%) (r)(s)(t)(x)	12.48(n)	21.68	(8.38)	(7.39)	56.17	(9.58)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.87(a)	0.88	0.88	0.88	0.87	0.91
Expenses after expense reductions	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.80(a)	0.88	0.82	0.52	0.46	0.74
Portfolio turnover rate	32(n)	61	56	72	80	75
Net assets at end of period (000 omitted)	$127,445	$115,902	$102,893	$115,533	$80,950	$53,562
Class R1	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$14.47	$12.00	$13.80	$17.15	$11.09	$12.56
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.02)	$(0.02)	$(0.08)	$(0.07)	$(0.03)
Net realized and unrealized gain (loss)	1.73	2.49	(1.24)	(1.16)	6.13	(1.27)
Total from investment operations	$1.72	$2.47	$(1.26)	$(1.24)	$6.06	$(1.30)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$(0.00)(w)
From net realized gain	—	—	(0.54)	(2.11)	—	(0.17)
Total distributions declared to shareholders	$—	$—	$(0.54)	$(2.11)	$—	$(0.17)
Net asset value, end of period (x)	$16.19	$14.47	$12.00	$13.80	$17.15	$11.09
Total return (%) (r)(s)(t)(x)	11.89(n)	20.58	(9.35)	(8.26)	54.64	(10.59)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.87(a)	1.88	1.88	1.88	1.86	1.91
Expenses after expense reductions	1.74(a)	1.74	1.74	1.74	1.74	1.74
Net investment income (loss)	(0.20)(a)	(0.12)	(0.17)	(0.50)	(0.52)	(0.27)
Portfolio turnover rate	32(n)	61	56	72	80	75
Net assets at end of period (000 omitted)	$3,818	$3,647	$3,410	$3,853	$4,996	$2,897

See Notes to Financial Statements
13

MFS Blended Research Small Cap Equity Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$15.04	$12.46	$14.24	$17.54	$11.32	$12.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.05	$0.04	$(0.00)(w)	$(0.00)(w)	$0.03
Net realized and unrealized gain (loss)	1.82	2.58	(1.28)	(1.19)	6.26	(1.27)
Total from investment operations	$1.84	$2.63	$(1.24)	$(1.19)	$6.26	$(1.24)
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$—	$—	$(0.04)	$(0.05)
From net realized gain	—	—	(0.54)	(2.11)	—	(0.17)
Total distributions declared to shareholders	$—	$(0.05)	$(0.54)	$(2.11)	$(0.04)	$(0.22)
Net asset value, end of period (x)	$16.88	$15.04	$12.46	$14.24	$17.54	$11.32
Total return (%) (r)(s)(t)(x)	12.23(n)	21.11	(8.91)	(7.77)	55.37	(10.07)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.37(a)	1.38	1.38	1.38	1.36	1.41
Expenses after expense reductions	1.24(a)	1.24	1.24	1.24	1.24	1.24
Net investment income (loss)	0.31(a)	0.38	0.33	(0.01)	(0.03)	0.23
Portfolio turnover rate	32(n)	61	56	72	80	75
Net assets at end of period (000 omitted)	$15,181	$14,234	$13,529	$14,633	$16,870	$9,315
Class R3	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$15.18	$12.58	$14.34	$17.61	$11.35	$12.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.09	$0.08	$0.04	$0.03	$0.06
Net realized and unrealized gain (loss)	1.83	2.61	(1.30)	(1.20)	6.29	(1.28)
Total from investment operations	$1.87	$2.70	$(1.22)	$(1.16)	$6.32	$(1.22)
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$—	$—	$(0.06)	$(0.09)
From net realized gain	—	—	(0.54)	(2.11)	—	(0.17)
Total distributions declared to shareholders	$—	$(0.10)	$(0.54)	$(2.11)	$(0.06)	$(0.26)
Net asset value, end of period (x)	$17.05	$15.18	$12.58	$14.34	$17.61	$11.35
Total return (%) (r)(s)(t)(x)	12.32(n)	21.45	(8.70)	(7.55)	55.83	(9.92)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.12(a)	1.13	1.13	1.13	1.12	1.16
Expenses after expense reductions	0.99(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	0.57(a)	0.65	0.60	0.21	0.23	0.52
Portfolio turnover rate	32(n)	61	56	72	80	75
Net assets at end of period (000 omitted)	$1,339	$1,012	$661	$450	$667	$537

See Notes to Financial Statements
14

MFS Blended Research Small Cap Equity Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$15.33	$12.69	$14.42	$17.68	$11.40	$12.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.13	$0.11	$0.08	$0.07	$0.10
Net realized and unrealized gain (loss)	1.85	2.63	(1.30)	(1.21)	6.30	(1.28)
Total from investment operations	$1.91	$2.76	$(1.19)	$(1.13)	$6.37	$(1.18)
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$—	$(0.02)	$(0.09)	$(0.09)
From net realized gain	—	—	(0.54)	(2.11)	—	(0.17)
Total distributions declared to shareholders	$—	$(0.12)	$(0.54)	$(2.13)	$(0.09)	$(0.26)
Net asset value, end of period (x)	$17.24	$15.33	$12.69	$14.42	$17.68	$11.40
Total return (%) (r)(s)(t)(x)	12.46(n)	21.76	(8.44)	(7.34)	56.09	(9.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.87(a)	0.88	0.88	0.88	0.87	0.95
Expenses after expense reductions	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.80(a)	0.89	0.83	0.48	0.53	0.96
Portfolio turnover rate	32(n)	61	56	72	80	75
Net assets at end of period (000 omitted)	$22,981	$21,298	$18,322	$20,000	$23,281	$19,044
Class R6	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$15.36	$12.72	$14.44	$17.70	$11.40	$12.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.14	$0.13	$0.10	$0.09	$0.10
Net realized and unrealized gain (loss)	1.86	2.64	(1.31)	(1.21)	6.32	(1.28)
Total from investment operations	$1.93	$2.78	$(1.18)	$(1.11)	$6.41	$(1.18)
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$—	$(0.04)	$(0.11)	$(0.10)
From net realized gain	—	—	(0.54)	(2.11)	—	(0.17)
Total distributions declared to shareholders	$—	$(0.14)	$(0.54)	$(2.15)	$(0.11)	$(0.27)
Net asset value, end of period (x)	$17.29	$15.36	$12.72	$14.44	$17.70	$11.40
Total return (%) (r)(s)(t)(x)	12.57(n)	21.83	(8.36)	(7.23)	56.40	(9.59)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.76(a)	0.78	0.77	0.77	0.77	0.82
Expenses after expense reductions	0.63(a)	0.64	0.63	0.63	0.65	0.65
Net investment income (loss)	0.90(a)	1.00	0.94	0.60	0.60	0.83
Portfolio turnover rate	32(n)	61	56	72	80	75
Net assets at end of period (000 omitted)	$143,492	$137,545	$113,539	$135,216	$136,883	$102,332

See Notes to Financial Statements
15

MFS Blended Research Small Cap Equity Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
16

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Blended Research Small Cap Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which affects all public entities that are required to report segment information in accordance with Topic 280. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. Although management is still evaluating the disclosures required by ASU 2023-07, adoption of the standard will not affect the fund's financial position or its results of operations.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
17

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements (unaudited) - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$361,303,923	$—	$—	$361,303,923
Mutual Funds	2,665,904	—	—	2,665,904
Total	$363,969,827	$—	$—	$363,969,827
For further information regarding security characteristics, see the Portfolio of Investments.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At November 30, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
18

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/24
Ordinary income (including any short-term capital gains)	$2,451,014
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/24
Cost of investments	$297,458,862
Gross appreciation	88,779,524
Gross depreciation	(22,268,559)
Net unrealized appreciation (depreciation)	$66,510,965
As of 5/31/24
Undistributed ordinary income	2,644,095
Undistributed long-term capital gain	13,667,900
Net unrealized appreciation (depreciation)	39,092,541
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
19

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/24	Year ended 5/31/24
Class A	$—	$224,299
Class I	—	819,300
Class R2	—	49,235
Class R3	—	5,746
Class R4	—	170,011
Class R6	—	1,182,423
Total	$—	$2,451,014
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.65%
In excess of $1 billion and up to $2.5 billion	0.60%
In excess of $2.5 billion	0.575%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2025. For the six months ended November 30, 2024, this management fee reduction amounted to $22,861, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2024 was equivalent to an annual effective rate of 0.64% of the fund's average daily net assets.
For the period from June 1, 2024 through July 31, 2024, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.67%
This written agreement  terminated on July 31, 2024. For the period from June 1, 2024 through July 31, 2024, this reduction amounted to $66,449, which is included in the reduction of total expenses in the Statement of Operations.
Effective August 1, 2024, the investment adviser has agreed in writing to pay a portion of the fund's total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class's average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.66%
This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2025. For the period from August 1, 2024 through November 30, 2024, this reduction amounted to $134,180, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $4,405 for the six months ended November 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
20

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 51,659
Class B	0.75%	0.25%	1.00%	1.00%	1,370
Class C	0.75%	0.25%	1.00%	1.00%	24,503
Class R1	0.75%	0.25%	1.00%	1.00%	18,083
Class R2	0.25%	0.25%	0.50%	0.50%	36,026
Class R3	—	0.25%	0.25%	0.25%	1,567
Total Distribution and Service Fees					$133,208
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2024, this rebate amounted to $16 and $33 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2024, were as follows:
Amount
Class A	$538
Class B	47
Class C	430
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2024, the fee was $11,075, which equated to 0.0064% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $117,315.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2024 was equivalent to an annual effective rate of 0.0173% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
21

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements (unaudited) - continued
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
08/19/2024	Redemption	Class A	3	$41
08/19/2024	Redemption	Class C	3	38
08/19/2024	Redemption	Class I	3	41
08/19/2024	Redemption	Class R1	2	35
08/19/2024	Redemption	Class R2	2	37
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2024, this reimbursement amounted to $28,079, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended November 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $110,068,692 and $126,185,610, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/24		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	222,196	$3,486,841	611,486	$8,803,439
Class B	78	1,240	178	2,400
Class C	17,361	258,820	71,842	939,356
Class I	675,682	10,548,537	2,385,448	35,073,132
Class R1	9,314	136,380	26,923	363,683
Class R2	90,028	1,379,591	193,064	2,700,196
Class R3	24,804	371,920	15,784	226,977
Class R4	82,830	1,297,744	127,665	1,834,434
Class R6	634,889	9,895,092	1,681,809	24,029,689
	1,757,182	$27,376,165	5,114,199	$73,973,306
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	14,858	$224,051
Class I	—	—	53,857	819,169
Class R2	—	—	3,287	49,235
Class R3	—	—	381	5,746
Class R4	—	—	11,163	170,011
Class R6	—	—	77,484	1,181,626
	—	$—	161,030	$2,449,838
22

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/24		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(277,104)	$(4,282,765)	(621,437)	$(8,824,190)
Class B	(9,355)	(135,522)	(13,197)	(178,166)
Class C	(56,482)	(847,941)	(170,178)	(2,268,888)
Class I	(844,421)	(13,386,647)	(2,987,297)	(42,673,683)
Class R1	(25,595)	(376,809)	(58,903)	(780,703)
Class R2	(136,688)	(2,097,219)	(335,910)	(4,693,139)
Class R3	(12,939)	(194,977)	(2,019)	(29,183)
Class R4	(139,212)	(2,212,094)	(192,969)	(2,787,483)
Class R6	(1,287,593)	(20,857,212)	(1,732,499)	(25,044,833)
	(2,789,389)	$(44,391,186)	(6,114,409)	$(87,280,268)
Net change
Class A	(54,908)	$(795,924)	4,907	$203,300
Class B	(9,277)	(134,282)	(13,019)	(175,766)
Class C	(39,121)	(589,121)	(98,336)	(1,329,532)
Class I	(168,739)	(2,838,110)	(547,992)	(6,781,382)
Class R1	(16,281)	(240,429)	(31,980)	(417,020)
Class R2	(46,660)	(717,628)	(139,559)	(1,943,708)
Class R3	11,865	176,943	14,146	203,540
Class R4	(56,382)	(914,350)	(54,141)	(783,038)
Class R6	(652,704)	(10,962,120)	26,794	166,482
	(1,032,207)	$(17,015,021)	(839,180)	$(10,857,124)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 5%, 4%, 3%, 3%, 3%, 2%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2024, the fund’s commitment fee and interest expense were $809 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended November 30, 2024:
23

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,394,092	$24,785,800	$24,513,522	$(347)	$(119)	$2,665,904
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$63,247	$—
24

MFS Blended Research Small Cap Equity Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust X, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld	Abstain
Steven E. Buller	93,694,553,358.767	2,599,093,584.595	0.000
John A. Caroselli	94,028,434,411.278	2,265,212,532.084	0.000
Maureen R. Goldfarb	94,361,674,360.213	1,931,972,583.149	0.000
Peter D. Jones	94,066,354,687.369	2,227,292,255.993	0.000
John P. Kavanaugh	94,185,926,082.433	2,107,559,444.381	161,416.548
James W. Kilman, Jr.	94,450,795,713.326	1,842,851,230.036	0.000
Clarence Otis, Jr.	93,984,248,122.457	2,309,398,820.905	0.000
Michael W. Roberge	94,352,210,986.123	1,941,435,957.239	0.000
Maryanne L. Roepke	94,413,451,878.996	1,880,195,064.366	0.000
Paula E. Smith	94,545,454,781.292	1,748,192,162.070	0.000
Laurie J. Thomsen	94,416,793,826.848	1,876,853,116.514	0.000
Darrell A. Williams	94,451,319,166.310	1,842,327,777.051	0.000
25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Small Cap Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Small Cap Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Small Cap Equity Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
26

MFS Blended Research Small Cap Equity Fund
Board Review of Investment Advisory Agreement
MFS Blended Research Small Cap Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s
27

MFS Blended Research Small Cap Equity Fund
Board Review of Investment Advisory Agreement - continued
performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median. The Trustees also noted that MFS has agreed to further reduce the expense limitation applicable to the Fund’s Class R6 shares effective August 1, 2024, which may not be changed without the Trustees’ approval.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
28

MFS Blended Research Small Cap Equity Fund
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
29

MFS Blended Research Growth Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Growth Equity Fund
Portfolio of Investments − 11/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 0.3%
Leidos Holdings, Inc.	8,255	$ 1,365,377
Apparel Manufacturers – 0.8%
PVH Corp.	30,053	$ 3,256,844
Automotive – 1.7%
Tesla, Inc. (a)	18,937	$ 6,536,295
Biotechnology – 0.2%
Exelixis, Inc. (a)	8,284	$ 302,035
Illumina, Inc. (a)	4,049	583,663
		$885,698
Business Services – 2.2%
Dropbox, Inc. (a)	114,823	$ 3,176,004
TriNet Group, Inc.	10,052	939,159
Verisk Analytics, Inc., “A”	15,511	4,563,491
		$8,678,654
Computer Software – 18.7%
AppLovin Corp. (a)	22,638	$ 7,623,347
Atlassian Corp. (a)	1,944	512,400
Autodesk, Inc. (a)	14,762	4,309,028
Datadog, Inc., “A” (a)	31,985	4,885,709
Guidewire Software, Inc. (a)	20,033	4,064,495
Microsoft Corp.	89,218	37,780,254
Nutanix, Inc. (a)	15,368	1,003,223
Salesforce, Inc.	9,700	3,200,903
ServiceNow, Inc. (a)	7,453	7,821,476
Tyler Technologies, Inc. (a)	2,865	1,802,572
		$73,003,407
Computer Software - Systems – 10.9%
Apple, Inc.	178,857	$ 42,448,132
Construction – 1.5%
Builders FirstSource, Inc. (a)	14,379	$ 2,681,252
Masco Corp.	39,193	3,157,388
		$5,838,640
Consumer Products – 1.3%
Colgate-Palmolive Co.	12,324	$ 1,190,868
Kimberly-Clark Corp.	28,850	4,020,248
		$5,211,116
BRWFS-SEM
1

MFS Blended Research Growth Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 1.8%
Booking Holdings, Inc.	1,295	$ 6,736,564
Grand Canyon Education, Inc. (a)	1,786	293,958
		$7,030,522
Electrical Equipment – 0.5%
Amphenol Corp., “A”	28,460	$ 2,067,619
Electronics – 16.6%
Applied Materials, Inc.	27,898	$ 4,874,060
Broadcom, Inc.	38,280	6,204,422
Lam Research Corp.	56,985	4,210,052
NVIDIA Corp.	338,859	46,847,257
NXP Semiconductors N.V.	12,117	2,779,276
		$64,915,067
Entertainment – 1.7%
Spotify Technology S.A. (a)	13,703	$ 6,535,783
Food & Beverages – 0.1%
PepsiCo, Inc.	1,861	$ 304,180
Health Maintenance Organizations – 1.0%
Cigna Group	11,604	$ 3,919,831
Insurance – 2.9%
Ameriprise Financial, Inc.	9,316	$ 5,347,104
Corebridge Financial, Inc.	38,273	1,238,897
Equitable Holdings, Inc.	96,535	4,655,883
		$11,241,884
Internet – 12.2%
Alphabet, Inc., “A”	99,176	$ 16,755,785
Alphabet, Inc., “C”	63,568	10,837,708
Gartner, Inc. (a)	4,520	2,341,044
Meta Platforms, Inc., “A”	30,545	17,542,604
		$47,477,141
Leisure & Toys – 0.6%
Hasbro, Inc.	37,087	$ 2,416,218
Machinery & Tools – 0.2%
Flowserve Corp.	15,681	$ 956,855
Medical & Health Technology & Services – 3.0%
IQVIA Holdings, Inc. (a)	15,030	$ 3,018,625
McKesson Corp.	6,454	4,056,339
Veeva Systems, Inc. (a)	20,032	4,564,291
		$11,639,255
Network & Telecom – 0.6%
Qualcomm, Inc.	15,349	$ 2,433,277
2

MFS Blended Research Growth Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 3.6%
American Express Co.	16,802	$ 5,119,233
Mastercard, Inc., “A”	3,396	1,809,864
Northern Trust Corp.	30,253	3,362,924
Popular, Inc.	11,016	1,094,550
Visa, Inc., “A”	8,686	2,736,785
		$14,123,356
Pharmaceuticals – 3.6%
AbbVie, Inc.	17,438	$ 3,189,933
Eli Lilly & Co.	6,226	4,951,849
Incyte Corp. (a)	12,398	924,767
Merck & Co., Inc.	6,885	699,791
Pfizer, Inc.	125,284	3,283,694
Vertex Pharmaceuticals, Inc. (a)	2,273	1,064,060
		$14,114,094
Printing & Publishing – 0.9%
Lamar Advertising Co., REIT	26,875	$ 3,601,787
Real Estate – 0.5%
Jones Lang LaSalle, Inc. (a)	7,001	$ 1,964,480
Restaurants – 1.0%
Texas Roadhouse, Inc.	3,198	$ 656,454
Wingstop, Inc.	9,420	3,097,013
		$3,753,467
Specialty Chemicals – 0.4%
RPM International, Inc.	10,350	$ 1,436,373
Specialty Stores – 9.0%
Amazon.com, Inc. (a)	129,821	$ 26,988,488
Burlington Stores, Inc. (a)	2,254	635,358
Costco Wholesale Corp.	360	349,877
Home Depot, Inc.	1,249	535,983
Ross Stores, Inc.	14,071	2,179,176
Target Corp.	26,792	3,544,849
TJX Cos., Inc.	6,429	808,061
		$35,041,792
Utilities - Electric Power – 1.2%
NRG Energy, Inc.	41,378	$ 4,204,419
Vistra Corp.	2,584	413,026
		$4,617,445
Total Common Stocks (Identified Cost, $185,606,958)		$386,814,589
3

MFS Blended Research Growth Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 4.66% (v) (Identified Cost, $3,066,749)	3,066,653	$ 3,066,960
Other Assets, Less Liabilities – 0.2%		890,563
Net Assets – 100.0%		$390,772,112
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,066,960 and $386,814,589, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
4

MFS Blended Research Growth Equity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 11/30/24 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $185,606,958)	$386,814,589
Investments in affiliated issuers, at value (identified cost, $3,066,749)	3,066,960
Receivables for
Fund shares sold	805,681
Dividends	236,985
Receivable from investment adviser	3,498
Other assets	25,868
Total assets	$390,953,581
Liabilities
Payables for
Fund shares reacquired	$93,198
Payable to affiliates
Administrative services fee	721
Shareholder servicing costs	34,788
Distribution and service fees	3,424
Payable for audit and tax fees	34,119
Accrued expenses and other liabilities	15,219
Total liabilities	$181,469
Net assets	$390,772,112
Net assets consist of
Paid-in capital	$167,822,270
Total distributable earnings (loss)	222,949,842
Net assets	$390,772,112
Shares of beneficial interest outstanding	14,860,016
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$104,612,330	4,014,361	$26.06
Class B	760,183	30,595	24.85
Class C	2,950,975	118,966	24.81
Class I	84,967,632	3,222,613	26.37
Class R1	1,269,984	51,117	24.84
Class R2	466,692	17,954	25.99
Class R3	238,210	9,086	26.22
Class R4	196,821	7,453	26.41
Class R6	195,309,285	7,387,871	26.44
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $27.65 [100 / 94.25 x $26.06]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
5

MFS Blended Research Growth Equity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 11/30/24 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$1,288,522
Dividends from affiliated issuers	87,580
Other	4,735
Foreign taxes withheld	(3,702)
Total investment income	$1,377,135
Expenses
Management fee	$720,061
Distribution and service fees	134,728
Shareholder servicing costs	73,495
Administrative services fee	30,867
Independent Trustees' compensation	3,908
Custodian fee	8,789
Shareholder communications	6,210
Audit and tax fees	34,697
Legal fees	762
Registration fees	72,383
Miscellaneous	17,440
Total expenses	$1,103,340
Reduction of expenses by investment adviser and distributor	(149,534)
Net expenses	$953,806
Net investment income (loss)	$423,329
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$17,912,415
Affiliated issuers	876
Net realized gain (loss)	$17,913,291
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$38,636,975
Affiliated issuers	15
Net unrealized gain (loss)	$38,636,990
Net realized and unrealized gain (loss)	$56,550,281
Change in net assets from operations	$56,973,610
See Notes to Financial Statements
6

MFS Blended Research Growth Equity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24
Change in net assets
From operations
Net investment income (loss)	$423,329	$738,515
Net realized gain (loss)	17,913,291	15,260,913
Net unrealized gain (loss)	38,636,990	75,679,924
Change in net assets from operations	$56,973,610	$91,679,352
Total distributions to shareholders	$—	$(1,770,465)
Change in net assets from fund share transactions	$(5,007,251)	$3,268,090
Total change in net assets	$51,966,359	$93,176,977
Net assets
At beginning of period	338,805,753	245,628,776
At end of period	$390,772,112	$338,805,753
See Notes to Financial Statements
7

MFS Blended Research Growth Equity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$22.33	$16.25	$15.89	$20.10	$15.79	$13.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.00(w)	$0.07	$0.01	$0.02	$0.06
Net realized and unrealized gain (loss)	3.73	6.19	0.62	(0.76)	5.50	3.12
Total from investment operations	$3.73	$6.19	$0.69	$(0.75)	$5.52	$3.18
Less distributions declared to shareholders
From net investment income	$—	$(0.11)	$(0.00)(w)	$—	$(0.04)	$(0.08)
From net realized gain	—	—	(0.33)	(3.46)	(1.17)	(0.56)
Total distributions declared to shareholders	$—	$(0.11)	$(0.33)	$(3.46)	$(1.21)	$(0.64)
Net asset value, end of period (x)	$26.06	$22.33	$16.25	$15.89	$20.10	$15.79
Total return (%) (r)(s)(t)(x)	16.70(n)	38.18	4.54	(6.92)	35.89	24.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82(a)	0.85	0.87	0.86	0.86	0.90
Expenses after expense reductions	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.02(a)	0.01	0.50	0.03	0.08	0.42
Portfolio turnover rate	24(n)	48	64	55	71	61
Net assets at end of period (000 omitted)	$104,612	$72,063	$19,925	$15,472	$71,049	$57,531

See Notes to Financial Statements
8

MFS Blended Research Growth Equity Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$21.37	$15.59	$15.37	$19.67	$15.55	$13.08
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.13)	$(0.04)	$(0.14)	$(0.12)	$(0.05)
Net realized and unrealized gain (loss)	3.56	5.92	0.59	(0.70)	5.41	3.08
Total from investment operations	$3.48	$5.79	$0.55	$(0.84)	$5.29	$3.03
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$—	$—	$—	$—
From net realized gain	—	—	(0.33)	(3.46)	(1.17)	(0.56)
Total distributions declared to shareholders	$—	$(0.01)	$(0.33)	$(3.46)	$(1.17)	$(0.56)
Net asset value, end of period (x)	$24.85	$21.37	$15.59	$15.37	$19.67	$15.55
Total return (%) (r)(s)(t)(x)	16.28(n)	37.14	3.77	(7.58)	34.89	23.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.57(a)	1.60	1.62	1.63	1.61	1.65
Expenses after expense reductions	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	(0.72)(a)	(0.73)	(0.24)	(0.73)	(0.67)	(0.33)
Portfolio turnover rate	24(n)	48	64	55	71	61
Net assets at end of period (000 omitted)	$760	$854	$478	$467	$550	$408
Class C	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$21.34	$15.58	$15.36	$19.66	$15.54	$13.07
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.14)	$(0.04)	$(0.14)	$(0.12)	$(0.05)
Net realized and unrealized gain (loss)	3.55	5.93	0.59	(0.70)	5.41	3.08
Total from investment operations	$3.47	$5.79	$0.55	$(0.84)	$5.29	$3.03
Less distributions declared to shareholders
From net investment income	$—	$(0.03)	$—	$—	$—	$—
From net realized gain	—	—	(0.33)	(3.46)	(1.17)	(0.56)
Total distributions declared to shareholders	$—	$(0.03)	$(0.33)	$(3.46)	$(1.17)	$(0.56)
Net asset value, end of period (x)	$24.81	$21.34	$15.58	$15.36	$19.66	$15.54
Total return (%) (r)(s)(t)(x)	16.26(n)	37.16	3.77	(7.58)	34.91	23.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.57(a)	1.60	1.62	1.63	1.60	1.65
Expenses after expense reductions	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	(0.73)(a)	(0.73)	(0.26)	(0.74)	(0.67)	(0.33)
Portfolio turnover rate	24(n)	48	64	55	71	61
Net assets at end of period (000 omitted)	$2,951	$2,067	$1,056	$874	$859	$613

See Notes to Financial Statements
9

MFS Blended Research Growth Equity Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$22.57	$16.39	$16.00	$20.21	$15.87	$13.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.05	$0.11	$0.05	$0.06	$0.10
Net realized and unrealized gain (loss)	3.77	6.25	0.63	(0.75)	5.54	3.14
Total from investment operations	$3.80	$6.30	$0.74	$(0.70)	$5.60	$3.24
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$(0.02)	$(0.05)	$(0.09)	$(0.12)
From net realized gain	—	—	(0.33)	(3.46)	(1.17)	(0.56)
Total distributions declared to shareholders	$—	$(0.12)	$(0.35)	$(3.51)	$(1.26)	$(0.68)
Net asset value, end of period (x)	$26.37	$22.57	$16.39	$16.00	$20.21	$15.87
Total return (%) (r)(s)(t)(x)	16.84(n)	38.56	4.81	(6.66)	36.23	24.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.57(a)	0.60	0.62	0.64	0.60	0.65
Expenses after expense reductions	0.49(a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	0.28(a)	0.27	0.76	0.27	0.33	0.68
Portfolio turnover rate	24(n)	48	64	55	71	61
Net assets at end of period (000 omitted)	$84,968	$67,182	$54,445	$53,045	$4,866	$2,366
Class R1	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$21.37	$15.58	$15.36	$19.66	$15.54	$13.08
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.13)	$(0.03)	$(0.13)	$(0.12)	$(0.05)
Net realized and unrealized gain (loss)	3.55	5.92	0.58	(0.71)	5.41	3.07
Total from investment operations	$3.47	$5.79	$0.55	$(0.84)	$5.29	$3.02
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	—	(0.33)	(3.46)	(1.17)	(0.56)
Total distributions declared to shareholders	$—	$—	$(0.33)	$(3.46)	$(1.17)	$(0.56)
Net asset value, end of period (x)	$24.84	$21.37	$15.58	$15.36	$19.66	$15.54
Total return (%) (r)(s)(t)(x)	16.24(n)	37.16	3.77	(7.58)	34.91	23.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.57(a)	1.60	1.62	1.63	1.60	1.64
Expenses after expense reductions	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	(0.73)(a)	(0.73)	(0.23)	(0.70)	(0.67)	(0.33)
Portfolio turnover rate	24(n)	48	64	55	71	61
Net assets at end of period (000 omitted)	$1,270	$1,144	$918	$495	$320	$87

See Notes to Financial Statements
10

MFS Blended Research Growth Equity Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$22.30	$16.23	$15.91	$20.15	$15.84	$13.29
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.04)	$0.04	$(0.04)	$(0.03)	$0.03
Net realized and unrealized gain (loss)	3.72	6.17	0.61	(0.74)	5.52	3.13
Total from investment operations	$3.69	$6.13	$0.65	$(0.78)	$5.49	$3.16
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$—	$—	$(0.01)	$(0.05)
From net realized gain	—	—	(0.33)	(3.46)	(1.17)	(0.56)
Total distributions declared to shareholders	$—	$(0.06)	$(0.33)	$(3.46)	$(1.18)	$(0.61)
Net asset value, end of period (x)	$25.99	$22.30	$16.23	$15.91	$20.15	$15.84
Total return (%) (r)(s)(t)(x)	16.55(n)	37.82	4.28	(7.07)	35.52	24.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.07(a)	1.10	1.12	1.13	1.11	1.16
Expenses after expense reductions	0.99(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	(0.23)(a)	(0.23)	0.25	(0.23)	(0.17)	0.17
Portfolio turnover rate	24(n)	48	64	55	71	61
Net assets at end of period (000 omitted)	$467	$383	$253	$200	$182	$266
Class R3	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$22.47	$16.33	$15.97	$20.17	$15.85	$13.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.00(w)	$0.08	$0.00	$0.02	$0.06
Net realized and unrealized gain (loss)	3.75	6.23	0.61	(0.74)	5.52	3.14
Total from investment operations	$3.75	$6.23	$0.69	$(0.74)	$5.54	$3.20
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.00)(w)	$—	$(0.05)	$(0.09)
From net realized gain	—	—	(0.33)	(3.46)	(1.17)	(0.56)
Total distributions declared to shareholders	$—	$(0.09)	$(0.33)	$(3.46)	$(1.22)	$(0.65)
Net asset value, end of period (x)	$26.22	$22.47	$16.33	$15.97	$20.17	$15.85
Total return (%) (r)(s)(t)(x)	16.69(n)	38.22	4.52	(6.85)	35.85	24.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82(a)	0.85	0.87	0.88	0.85	0.90
Expenses after expense reductions	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.02(a)	0.02	0.51	0.02	0.08	0.42
Portfolio turnover rate	24(n)	48	64	55	71	61
Net assets at end of period (000 omitted)	$238	$203	$147	$122	$130	$90

See Notes to Financial Statements
11

MFS Blended Research Growth Equity Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$22.60	$16.42	$16.03	$20.23	$15.87	$13.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.05	$0.11	$0.05	$0.06	$0.10
Net realized and unrealized gain (loss)	3.78	6.25	0.63	(0.75)	5.56	3.13
Total from investment operations	$3.81	$6.30	$0.74	$(0.70)	$5.62	$3.23
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$(0.02)	$(0.04)	$(0.09)	$(0.12)
From net realized gain	—	—	(0.33)	(3.46)	(1.17)	(0.56)
Total distributions declared to shareholders	$—	$(0.12)	$(0.35)	$(3.50)	$(1.26)	$(0.68)
Net asset value, end of period (x)	$26.41	$22.60	$16.42	$16.03	$20.23	$15.87
Total return (%) (r)(s)(t)(x)	16.86(n)	38.51	4.80	(6.64)	36.34	24.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.57(a)	0.60	0.62	0.63	0.60	0.65
Expenses after expense reductions	0.49(a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	0.27(a)	0.27	0.76	0.27	0.33	0.67
Portfolio turnover rate	24(n)	48	64	55	71	61
Net assets at end of period (000 omitted)	$197	$168	$122	$116	$124	$91
Class R6	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$22.62	$16.43	$16.03	$20.23	$15.89	$13.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.06	$0.13	$0.07	$0.08	$0.11
Net realized and unrealized gain (loss)	3.78	6.26	0.62	(0.75)	5.53	3.16
Total from investment operations	$3.82	$6.32	$0.75	$(0.68)	$5.61	$3.27
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.02)	$(0.06)	$(0.10)	$(0.14)
From net realized gain	—	—	(0.33)	(3.46)	(1.17)	(0.56)
Total distributions declared to shareholders	$—	$(0.13)	$(0.35)	$(3.52)	$(1.27)	$(0.70)
Net asset value, end of period (x)	$26.44	$22.62	$16.43	$16.03	$20.23	$15.89
Total return (%) (r)(s)(t)(x)	16.89(n)	38.63	4.91	(6.57)	36.29	24.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.51(a)	0.53	0.54	0.54	0.52	0.55
Expenses after expense reductions	0.42(a)	0.42	0.42	0.40	0.40	0.39
Net investment income (loss)	0.34(a)	0.34	0.82	0.36	0.42	0.77
Portfolio turnover rate	24(n)	48	64	55	71	61
Net assets at end of period (000 omitted)	$195,309	$194,742	$168,286	$158,585	$185,568	$145,833

See Notes to Financial Statements
12

MFS Blended Research Growth Equity Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
13

MFS Blended Research Growth Equity Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Blended Research Growth Equity Fund (the fund) is a non-diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which affects all public entities that are required to report segment information in accordance with Topic 280. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. Although management is still evaluating the disclosures required by ASU 2023-07, adoption of the standard will not affect the fund's financial position or its results of operations.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
14

MFS Blended Research Growth Equity Fund
Notes to Financial Statements (unaudited) - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$386,814,589	$—	$—	$386,814,589
Mutual Funds	3,066,960	—	—	3,066,960
Total	$389,881,549	$—	$—	$389,881,549
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
15

MFS Blended Research Growth Equity Fund
Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/24
Ordinary income (including any short-term capital gains)	$1,770,465
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/24
Cost of investments	$191,330,958
Gross appreciation	200,127,077
Gross depreciation	(1,576,486)
Net unrealized appreciation (depreciation)	$198,550,591
As of 5/31/24
Undistributed ordinary income	735,614
Undistributed long-term capital gain	5,314,501
Net unrealized appreciation (depreciation)	159,926,117
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/24	Year ended 5/31/24
Class A	$—	$197,828
Class B	—	327
Class C	—	2,119
Class I	—	354,433
Class R2	—	960
Class R3	—	785
Class R4	—	900
Class R6	—	1,213,113
Total	$—	$1,770,465
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%
16

MFS Blended Research Growth Equity Fund
Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2025. For the six months ended November 30, 2024, this management fee reduction amounted to $23,985, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2024 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.43%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September, 30, 2025. For the six months ended November 30, 2024, this reduction amounted to $125,526, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $17,171 for the six months ended November 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 110,349
Class B	0.75%	0.25%	1.00%	1.00%	3,939
Class C	0.75%	0.25%	1.00%	1.00%	12,967
Class R1	0.75%	0.25%	1.00%	1.00%	6,145
Class R2	0.25%	0.25%	0.50%	0.50%	1,054
Class R3	—	0.25%	0.25%	0.25%	274
Total Distribution and Service Fees					$134,728
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2024, this rebate amounted to $20 and $3 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2024, were as follows:
17

MFS Blended Research Growth Equity Fund
Notes to Financial Statements (unaudited) - continued
Amount
Class A	$897
Class B	3
Class C	100
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2024, the fee was $13,624, which equated to 0.0076% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $59,871.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2024 was equivalent to an annual effective rate of 0.0171% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$36
8/19/2024	Redemption	Class C	5,968	72,131
8/19/2024	Redemption	Class I	2	30
At November 30, 2024, MFS held approximately 81% of the outstanding shares of Class R3 and 100% of the outstanding shares of Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2024, this reimbursement amounted to $4,685, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended November 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $86,517,812 and $92,739,743, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
18

MFS Blended Research Growth Equity Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/24		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,313,187	$31,613,878	2,472,567	$48,709,454
Class B	2,866	63,221	27,001	476,842
Class C	36,152	826,966	44,993	841,502
Class I	674,030	16,838,018	878,377	16,863,761
Class R1	1,665	37,897	2,314	40,516
Class R2	817	19,740	1,602	30,587
Class R3	61	1,459	102	1,883
Class R6	476,069	11,336,178	1,184,199	22,708,762
	2,504,847	$60,737,357	4,611,155	$89,673,307
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	10,404	$197,566
Class B	—	—	18	327
Class C	—	—	116	2,110
Class I	—	—	18,488	354,414
Class R2	—	—	51	960
Class R3	—	—	41	785
Class R4	—	—	47	900
Class R6	—	—	63,150	1,213,113
	—	$—	92,315	$1,770,175
Shares reacquired
Class A	(525,726)	$(12,470,889)	(482,376)	$(9,674,938)
Class B	(12,232)	(280,851)	(17,707)	(307,388)
Class C	(14,050)	(325,708)	(16,013)	(294,397)
Class I	(428,487)	(10,452,915)	(1,241,959)	(23,036,762)
Class R1	(4,081)	(95,192)	(7,701)	(143,522)
Class R2	(14)	(348)	(90)	(1,782)
Class R3	(2)	(50)	(92)	(1,763)
Class R6	(1,697,726)	(42,118,655)	(2,882,734)	(54,714,840)
	(2,682,318)	$(65,744,608)	(4,648,672)	$(88,175,392)
Net change
Class A	787,461	$19,142,989	2,000,595	$39,232,082
Class B	(9,366)	(217,630)	9,312	169,781
Class C	22,102	501,258	29,096	549,215
Class I	245,543	6,385,103	(345,094)	(5,818,587)
Class R1	(2,416)	(57,295)	(5,387)	(103,006)
Class R2	803	19,392	1,563	29,765
Class R3	59	1,409	51	905
Class R4	—	—	47	900
Class R6	(1,221,657)	(30,782,477)	(1,635,385)	(30,792,965)
	(177,471)	$(5,007,251)	54,798	$3,268,090
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 10%, 8%, 7%, 6%, 6%, 5%, 3%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
19

MFS Blended Research Growth Equity Fund
Notes to Financial Statements (unaudited) - continued
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2024, the fund’s commitment fee and interest expense were $803 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended November 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,969,671	$32,980,547	$31,884,149	$876	$15	$3,066,960
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$87,580	$—
20

MFS Blended Research Growth Equity Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust X, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld	Abstain
Steven E. Buller	93,694,553,358.767	2,599,093,584.595	0.000
John A. Caroselli	94,028,434,411.278	2,265,212,532.084	0.000
Maureen R. Goldfarb	94,361,674,360.213	1,931,972,583.149	0.000
Peter D. Jones	94,066,354,687.369	2,227,292,255.993	0.000
John P. Kavanaugh	94,185,926,082.433	2,107,559,444.381	161,416.548
James W. Kilman, Jr.	94,450,795,713.326	1,842,851,230.036	0.000
Clarence Otis, Jr.	93,984,248,122.457	2,309,398,820.905	0.000
Michael W. Roberge	94,352,210,986.123	1,941,435,957.239	0.000
Maryanne L. Roepke	94,413,451,878.996	1,880,195,064.366	0.000
Paula E. Smith	94,545,454,781.292	1,748,192,162.070	0.000
Laurie J. Thomsen	94,416,793,826.848	1,876,853,116.514	0.000
Darrell A. Williams	94,451,319,166.310	1,842,327,777.051	0.000
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Growth Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Growth Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Growth Equity Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
22

MFS Blended Research Growth Equity Fund
Board Review of Investment Advisory Agreement
MFS Blended Research Growth Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
23

MFS Blended Research Growth Equity Fund
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
24

MFS Blended Research Growth Equity Fund
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
25

MFS Blended Research Value Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Value Equity Fund
Portfolio of Investments − 11/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 3.8%
CACI International, Inc., “A” (a)	1,299	$ 597,384
General Dynamics Corp.	14,093	4,002,553
General Electric Co.	8,070	1,470,031
Leidos Holdings, Inc.	18,037	2,983,320
RTX Corp.	20,556	2,504,338
		$11,557,626
Apparel Manufacturers – 1.3%
PVH Corp.	35,368	$ 3,832,830
Biotechnology – 1.2%
Biogen, Inc. (a)	9,003	$ 1,446,152
Gilead Sciences, Inc.	15,094	1,397,402
Illumina, Inc. (a)	6,158	887,676
		$3,731,230
Brokerage & Asset Managers – 2.5%
Cboe Global Markets, Inc.	2,881	$ 621,864
Charles Schwab Corp.	8,090	669,528
Citigroup, Inc.	69,112	4,897,967
Interactive Brokers Group, Inc.	6,840	1,307,056
		$7,496,415
Business Services – 2.3%
Accenture PLC, “A”	4,977	$ 1,803,516
Fiserv, Inc. (a)	23,890	5,278,734
		$7,082,250
Chemicals – 0.9%
Eastman Chemical Co.	27,314	$ 2,860,322
Computer Software – 1.8%
Guidewire Software, Inc. (a)	3,250	$ 659,393
Salesforce, Inc.	14,369	4,741,626
		$5,401,019
Construction – 3.7%
Builders FirstSource, Inc. (a)	15,879	$ 2,960,957
CRH PLC	6,190	633,051
Essex Property Trust, Inc., REIT	2,521	782,670
Masco Corp.	28,766	2,317,389
Mohawk Industries, Inc. (a)	8,277	1,149,096
Stanley Black & Decker, Inc.	37,220	3,329,329
		$11,172,492
BRUFS-SEM
1

MFS Blended Research Value Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 3.5%
Colgate-Palmolive Co.	40,791	$ 3,941,634
International Flavors & Fragrances, Inc.	10,160	928,218
Kimberly-Clark Corp.	24,918	3,472,323
Newell Brands, Inc.	226,878	2,175,760
		$10,517,935
Consumer Services – 1.1%
Booking Holdings, Inc.	626	$ 3,256,439
Electrical Equipment – 1.5%
Amphenol Corp., “A”	63,922	$ 4,643,933
Electronics – 2.8%
Applied Materials, Inc.	17,267	$ 3,016,718
Lam Research Corp.	36,869	2,723,882
NXP Semiconductors N.V.	11,588	2,657,939
		$8,398,539
Energy - Independent – 5.1%
ConocoPhillips	37,253	$ 4,035,990
EOG Resources, Inc.	33,936	4,522,311
Phillips 66	29,994	4,018,596
Valero Energy Corp.	19,986	2,779,653
		$15,356,550
Energy - Integrated – 1.7%
Exxon Mobil Corp.	30,125	$ 3,553,545
National Gas Fuel Co.	24,201	1,548,138
		$5,101,683
Food & Beverages – 2.6%
General Mills, Inc.	37,199	$ 2,464,806
Mondelez International, Inc.	58,280	3,785,286
PepsiCo, Inc.	9,906	1,619,135
		$7,869,227
Health Maintenance Organizations – 2.2%
Cigna Group	14,672	$ 4,956,201
UnitedHealth Group, Inc.	2,938	1,792,768
		$6,748,969
Insurance – 6.9%
American International Group, Inc.	5,653	$ 434,603
Ameriprise Financial, Inc.	6,622	3,800,829
Berkshire Hathaway, Inc., “B” (a)	11,677	5,640,225
Chubb Ltd.	17,004	4,909,565
Corebridge Financial, Inc.	76,672	2,481,873
Everest Group Ltd.	2,115	819,689
Hartford Financial Services Group, Inc.	14,561	1,795,517
MetLife, Inc.	14,015	1,236,543
		$21,118,844
2

MFS Blended Research Value Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 2.1%
Alphabet, Inc., “A”	20,192	$ 3,411,439
Meta Platforms, Inc., “A”	5,338	3,065,720
		$6,477,159
Leisure & Toys – 0.2%
Hasbro, Inc.	8,939	$ 582,376
Machinery & Tools – 4.8%
CNH Industrial N.V.	151,363	$ 1,901,119
Eaton Corp. PLC	14,563	5,467,242
Trane Technologies PLC	7,894	3,285,641
Wabtec Corp.	20,270	4,066,567
		$14,720,569
Major Banks – 7.6%
Bank of America Corp.	34,392	$ 1,633,964
Goldman Sachs Group, Inc.	6,332	3,853,465
JPMorgan Chase & Co.	38,647	9,650,929
Morgan Stanley	4,706	619,357
Wells Fargo & Co.	96,464	7,347,663
		$23,105,378
Medical & Health Technology & Services – 2.0%
McKesson Corp.	7,285	$ 4,578,623
Veeva Systems, Inc. (a)	6,111	1,392,391
		$5,971,014
Medical Equipment – 3.1%
Abbott Laboratories	9,627	$ 1,143,399
Becton, Dickinson and Co.	12,153	2,696,751
Boston Scientific Corp. (a)	14,719	1,334,424
Medtronic PLC	49,166	4,254,826
		$9,429,400
Metals & Mining – 0.4%
United States Steel Corp.	28,497	$ 1,161,823
Network & Telecom – 1.6%
Motorola Solutions, Inc.	2,693	$ 1,345,692
Qualcomm, Inc.	21,787	3,453,893
		$4,799,585
Oil Services – 1.0%
TechnipFMC PLC (a)	94,572	$ 2,966,724
Other Banks & Diversified Financials – 3.6%
American Express Co.	17,843	$ 5,436,405
Northern Trust Corp.	10,343	1,149,728
Popular, Inc.	38,007	3,776,375
Synchrony Financial	8,880	599,578
		$10,962,086
3

MFS Blended Research Value Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 6.6%
AbbVie, Inc.	7,405	$ 1,354,597
Johnson & Johnson	50,740	7,865,207
Organon & Co.	85,423	1,355,663
Pfizer, Inc.	196,842	5,159,229
Vertex Pharmaceuticals, Inc. (a)	9,193	4,303,519
		$20,038,215
Railroad & Shipping – 2.5%
CSX Corp.	112,388	$ 4,107,781
Union Pacific Corp.	14,174	3,467,811
		$7,575,592
Real Estate – 2.4%
Essential Properties Realty Trust, REIT	65,517	$ 2,234,130
Jones Lang LaSalle, Inc. (a)	7,434	2,085,980
W.P. Carey, Inc., REIT	52,122	2,974,081
		$7,294,191
Real Estate - Office – 1.9%
Cousins Properties, Inc., REIT	56,723	$ 1,800,388
Highwoods Properties, Inc., REIT	121,176	3,933,373
		$5,733,761
Restaurants – 0.3%
Aramark	21,944	$ 892,901
Specialty Chemicals – 2.2%
Linde PLC	5,635	$ 2,597,679
RPM International, Inc.	30,072	4,173,392
		$6,771,071
Specialty Stores – 3.4%
Home Depot, Inc.	3,290	$ 1,411,838
O'Reilly Automotive, Inc. (a)	3,139	3,902,468
Target Corp.	25,361	3,355,514
TJX Cos., Inc.	13,186	1,657,348
		$10,327,168
Telecommunications - Wireless – 2.1%
SBA Communications Corp., REIT	4,221	$ 955,001
T-Mobile USA, Inc.	21,686	5,355,141
		$6,310,142
Tobacco – 1.9%
Altria Group, Inc.	51,229	$ 2,957,962
Philip Morris International, Inc.	21,130	2,811,558
		$5,769,520
Utilities - Electric Power – 4.7%
Dominion Energy, Inc.	17,589	$ 1,033,354
Duke Energy Corp.	30,021	3,513,958
Edison International	17,767	1,559,054
4

MFS Blended Research Value Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
NextEra Energy, Inc.	72,549	$ 5,707,430
NRG Energy, Inc.	11,996	1,218,913
PG&E Corp.	57,339	1,240,243
		$14,272,952
Total Common Stocks (Identified Cost, $213,860,967)		$301,307,930
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 4.66% (v) (Identified Cost, $1,550,194)	1,550,039	$ 1,550,194
Other Assets, Less Liabilities – 0.2%		465,792
Net Assets – 100.0%		$303,323,916
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,550,194 and $301,307,930, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Blended Research Value Equity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 11/30/24 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $213,860,967)	$301,307,930
Investments in affiliated issuers, at value (identified cost, $1,550,194)	1,550,194
Receivables for
Fund shares sold	63,964
Dividends	661,543
Receivable from investment adviser	7,917
Other assets	30,425
Total assets	$303,621,973
Liabilities
Payables for
Fund shares reacquired	$220,867
Payable to affiliates
Administrative services fee	587
Shareholder servicing costs	24,320
Distribution and service fees	1,004
Payable for independent Trustees' compensation	52
Payable for audit and tax fees	34,132
Accrued expenses and other liabilities	17,095
Total liabilities	$298,057
Net assets	$303,323,916
Net assets consist of
Paid-in capital	$182,856,027
Total distributable earnings (loss)	120,467,889
Net assets	$303,323,916
Shares of beneficial interest outstanding	16,720,876
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$28,975,448	1,590,729	$18.22
Class B	288,842	16,136	17.90
Class C	1,460,459	82,303	17.74
Class I	63,074,781	3,486,491	18.09
Class R1	123,714	6,897	17.94
Class R2	150,602	8,379	17.97
Class R3	383,237	21,261	18.03
Class R4	132,128	7,293	18.12
Class R6	208,734,705	11,501,387	18.15
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $19.33 [100 / 94.25 x $18.22]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
6

MFS Blended Research Value Equity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 11/30/24 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$3,107,660
Dividends from affiliated issuers	64,260
Other	3,501
Foreign taxes withheld	(4,880)
Total investment income	$3,170,541
Expenses
Management fee	$593,092
Distribution and service fees	43,512
Shareholder servicing costs	39,270
Administrative services fee	26,341
Independent Trustees' compensation	3,525
Custodian fee	8,340
Shareholder communications	4,764
Audit and tax fees	35,198
Legal fees	700
Registration fees	64,874
Miscellaneous	17,305
Total expenses	$836,921
Reduction of expenses by investment adviser and distributor	(139,365)
Net expenses	$697,556
Net investment income (loss)	$2,472,985
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$17,403,229
Affiliated issuers	41
Net realized gain (loss)	$17,403,270
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$9,447,614
Affiliated issuers	(412)
Net unrealized gain (loss)	$9,447,202
Net realized and unrealized gain (loss)	$26,850,472
Change in net assets from operations	$29,323,457
See Notes to Financial Statements
7

MFS Blended Research Value Equity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24
Change in net assets
From operations
Net investment income (loss)	$2,472,985	$4,712,528
Net realized gain (loss)	17,403,270	16,512,216
Net unrealized gain (loss)	9,447,202	43,733,159
Change in net assets from operations	$29,323,457	$64,957,903
Total distributions to shareholders	$—	$(9,661,076)
Change in net assets from fund share transactions	$(23,553,582)	$3,544,009
Total change in net assets	$5,769,875	$58,840,836
Net assets
At beginning of period	297,554,041	238,713,205
At end of period	$303,323,916	$297,554,041
See Notes to Financial Statements
8

MFS Blended Research Value Equity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$16.53	$13.45	$15.05	$16.28	$11.48	$12.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.22	$0.20	$0.19	$0.20	$0.24
Net realized and unrealized gain (loss)	1.57	3.36	(0.68)	0.29	4.82	(0.57)
Total from investment operations	$1.69	$3.58	$(0.48)	$0.48	$5.02	$(0.33)
Less distributions declared to shareholders
From net investment income	$—	$(0.18)	$(0.15)	$(0.01)	$(0.22)	$(0.26)
From net realized gain	—	(0.32)	(0.97)	(1.70)	—	—
Total distributions declared to shareholders	$—	$(0.50)	$(1.12)	$(1.71)	$(0.22)	$(0.26)
Net asset value, end of period (x)	$18.22	$16.53	$13.45	$15.05	$16.28	$11.48
Total return (%) (r)(s)(t)(x)	10.22(n)	27.03	(3.51)	3.02	44.17	(3.04)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83(a)	0.85	0.86	0.86	0.86	0.91
Expenses after expense reductions	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	1.40(a)	1.49	1.41	1.17	1.48	1.96
Portfolio turnover rate	25(n)	55	51	49	57	45
Net assets at end of period (000 omitted)	$28,975	$26,761	$22,380	$17,572	$68,612	$52,735

See Notes to Financial Statements
9

MFS Blended Research Value Equity Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$16.30	$13.21	$14.85	$16.28	$11.46	$12.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.10	$0.09	$0.09	$0.10	$0.15
Net realized and unrealized gain (loss)	1.55	3.31	(0.68)	0.28	4.82	(0.59)
Total from investment operations	$1.60	$3.41	$(0.59)	$0.37	$4.92	$(0.44)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.08)	$(0.10)	$(0.10)	$(0.17)
From net realized gain	—	(0.32)	(0.97)	(1.70)	—	—
Total distributions declared to shareholders	$—	$(0.32)	$(1.05)	$(1.80)	$(0.10)	$(0.17)
Net asset value, end of period (x)	$17.90	$16.30	$13.21	$14.85	$16.28	$11.46
Total return (%) (r)(s)(t)(x)	9.82(n)	26.05	(4.29)	2.32	43.10	(3.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.58(a)	1.60	1.61	1.60	1.61	1.65
Expenses after expense reductions	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.65(a)	0.71	0.67	0.56	0.73	1.20
Portfolio turnover rate	25(n)	55	51	49	57	45
Net assets at end of period (000 omitted)	$289	$329	$560	$439	$140	$132
Class C	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$16.16	$13.19	$14.78	$16.22	$11.45	$12.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.11	$0.09	$0.08	$0.10	$0.15
Net realized and unrealized gain (loss)	1.53	3.27	(0.67)	0.28	4.81	(0.58)
Total from investment operations	$1.58	$3.38	$(0.58)	$0.36	$4.91	$(0.43)
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.04)	$(0.10)	$(0.14)	$(0.17)
From net realized gain	—	(0.32)	(0.97)	(1.70)	—	—
Total distributions declared to shareholders	$—	$(0.41)	$(1.01)	$(1.80)	$(0.14)	$(0.17)
Net asset value, end of period (x)	$17.74	$16.16	$13.19	$14.78	$16.22	$11.45
Total return (%) (r)(s)(t)(x)	9.78(n)	25.97	(4.20)	2.29	43.08	(3.76)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.58(a)	1.60	1.61	1.61	1.61	1.66
Expenses after expense reductions	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.65(a)	0.75	0.67	0.53	0.72	1.20
Portfolio turnover rate	25(n)	55	51	49	57	45
Net assets at end of period (000 omitted)	$1,460	$1,389	$966	$974	$873	$456

See Notes to Financial Statements
10

MFS Blended Research Value Equity Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$16.40	$13.35	$14.93	$16.37	$11.54	$12.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.26	$0.23	$0.25	$0.24	$0.28
Net realized and unrealized gain (loss)	1.55	3.33	(0.67)	0.27	4.84	(0.58)
Total from investment operations	$1.69	$3.59	$(0.44)	$0.52	$5.08	$(0.30)
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.17)	$(0.26)	$(0.25)	$(0.29)
From net realized gain	—	(0.32)	(0.97)	(1.70)	—	—
Total distributions declared to shareholders	$—	$(0.54)	$(1.14)	$(1.96)	$(0.25)	$(0.29)
Net asset value, end of period (x)	$18.09	$16.40	$13.35	$14.93	$16.37	$11.54
Total return (%) (r)(s)(t)(x)	10.30(n)	27.34	(3.24)	3.25	44.51	(2.84)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.58(a)	0.60	0.61	0.61	0.61	0.65
Expenses after expense reductions	0.49(a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	1.65(a)	1.74	1.67	1.61	1.70	2.18
Portfolio turnover rate	25(n)	55	51	49	57	45
Net assets at end of period (000 omitted)	$63,075	$59,883	$52,655	$56,857	$1,517	$488
Class R1	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$16.28	$13.26	$14.84	$16.22	$11.45	$12.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.22	$0.20	$0.20	$0.10	$0.15
Net realized and unrealized gain (loss)	1.54	3.31	(0.67)	0.28	4.80	(0.58)
Total from investment operations	$1.66	$3.53	$(0.47)	$0.48	$4.90	$(0.43)
Less distributions declared to shareholders
From net investment income	$—	$(0.19)	$(0.14)	$(0.16)	$(0.13)	$(0.17)
From net realized gain	—	(0.32)	(0.97)	(1.70)	—	—
Total distributions declared to shareholders	$—	$(0.51)	$(1.11)	$(1.86)	$(0.13)	$(0.17)
Net asset value, end of period (x)	$17.94	$16.28	$13.26	$14.84	$16.22	$11.45
Total return (%) (r)(s)(t)(x)	10.20(n)	27.00	(3.49)	3.04	43.07	(3.79)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83(a)	0.85	0.86	0.86	1.61	1.65
Expenses after expense reductions	0.74(a)	0.74	0.74	0.74	1.49	1.49
Net investment income (loss)	1.40(a)	1.49	1.42	1.27	0.72	1.21
Portfolio turnover rate	25(n)	55	51	49	57	45
Net assets at end of period (000 omitted)	$124	$112	$88	$92	$89	$62

See Notes to Financial Statements
11

MFS Blended Research Value Equity Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$16.33	$13.30	$14.89	$16.31	$11.50	$12.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.18	$0.16	$0.16	$0.17	$0.21
Net realized and unrealized gain (loss)	1.54	3.32	(0.68)	0.29	4.83	(0.57)
Total from investment operations	$1.64	$3.50	$(0.52)	$0.45	$5.00	$(0.36)
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.10)	$(0.17)	$(0.19)	$(0.24)
From net realized gain	—	(0.32)	(0.97)	(1.70)	—	—
Total distributions declared to shareholders	$—	$(0.47)	$(1.07)	$(1.87)	$(0.19)	$(0.24)
Net asset value, end of period (x)	$17.97	$16.33	$13.30	$14.89	$16.31	$11.50
Total return (%) (r)(s)(t)(x)	10.04(n)	26.70	(3.79)	2.81	43.83	(3.31)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.08(a)	1.10	1.11	1.11	1.11	1.16
Expenses after expense reductions	0.99(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	1.15(a)	1.24	1.17	1.03	1.23	1.71
Portfolio turnover rate	25(n)	55	51	49	57	45
Net assets at end of period (000 omitted)	$151	$136	$105	$111	$104	$77
Class R3	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$16.36	$13.32	$14.90	$16.36	$11.53	$12.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.22	$0.20	$0.21	$0.20	$0.25
Net realized and unrealized gain (loss)	1.55	3.33	(0.67)	0.27	4.85	(0.58)
Total from investment operations	$1.67	$3.55	$(0.47)	$0.48	$5.05	$(0.33)
Less distributions declared to shareholders
From net investment income	$—	$(0.19)	$(0.14)	$(0.24)	$(0.22)	$(0.27)
From net realized gain	—	(0.32)	(0.97)	(1.70)	—	—
Total distributions declared to shareholders	$—	$(0.51)	$(1.11)	$(1.94)	$(0.22)	$(0.27)
Net asset value, end of period (x)	$18.03	$16.36	$13.32	$14.90	$16.36	$11.53
Total return (%) (r)(s)(t)(x)	10.21(n)	27.01	(3.48)	3.02	44.17	(3.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83(a)	0.85	0.86	0.86	0.86	0.90
Expenses after expense reductions	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	1.40(a)	1.49	1.43	1.33	1.48	1.93
Portfolio turnover rate	25(n)	55	51	49	57	45
Net assets at end of period (000 omitted)	$383	$336	$292	$312	$103	$71

See Notes to Financial Statements
12

MFS Blended Research Value Equity Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$16.42	$13.37	$14.96	$16.37	$11.54	$12.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.26	$0.23	$0.24	$0.23	$0.28
Net realized and unrealized gain (loss)	1.56	3.33	(0.68)	0.30	4.85	(0.58)
Total from investment operations	$1.70	$3.59	$(0.45)	$0.54	$5.08	$(0.30)
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.17)	$(0.25)	$(0.25)	$(0.30)
From net realized gain	—	(0.32)	(0.97)	(1.70)	—	—
Total distributions declared to shareholders	$—	$(0.54)	$(1.14)	$(1.95)	$(0.25)	$(0.30)
Net asset value, end of period (x)	$18.12	$16.42	$13.37	$14.96	$16.37	$11.54
Total return (%) (r)(s)(t)(x)	10.35(n)	27.30	(3.29)	3.38	44.52	(2.86)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.58(a)	0.60	0.61	0.61	0.61	0.66
Expenses after expense reductions	0.49(a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	1.65(a)	1.74	1.67	1.53	1.73	2.21
Portfolio turnover rate	25(n)	55	51	49	57	45
Net assets at end of period (000 omitted)	$132	$120	$94	$97	$94	$65
Class R6	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$16.44	$13.39	$14.97	$16.39	$11.56	$12.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.27	$0.25	$0.25	$0.25	$0.29
Net realized and unrealized gain (loss)	1.56	3.33	(0.68)	0.29	4.85	(0.57)
Total from investment operations	$1.71	$3.60	$(0.43)	$0.54	$5.10	$(0.28)
Less distributions declared to shareholders
From net investment income	$—	$(0.23)	$(0.18)	$(0.26)	$(0.27)	$(0.31)
From net realized gain	—	(0.32)	(0.97)	(1.70)	—	—
Total distributions declared to shareholders	$—	$(0.55)	$(1.15)	$(1.96)	$(0.27)	$(0.31)
Net asset value, end of period (x)	$18.15	$16.44	$13.39	$14.97	$16.39	$11.56
Total return (%) (r)(s)(t)(x)	10.40(n)	27.34	(3.15)	3.41	44.57	(2.69)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.51(a)	0.53	0.53	0.52	0.52	0.56
Expenses after expense reductions	0.42(a)	0.42	0.42	0.40	0.40	0.39
Net investment income (loss)	1.72(a)	1.81	1.75	1.61	1.83	2.32
Portfolio turnover rate	25(n)	55	51	49	57	45
Net assets at end of period (000 omitted)	$208,735	$208,489	$161,572	$162,638	$190,875	$140,463

See Notes to Financial Statements
13

MFS Blended Research Value Equity Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
14

MFS Blended Research Value Equity Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Blended Research Value Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which affects all public entities that are required to report segment information in accordance with Topic 280. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. Although management is still evaluating the disclosures required by ASU 2023-07, adoption of the standard will not affect the fund's financial position or its results of operations.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
15

MFS Blended Research Value Equity Fund
Notes to Financial Statements (unaudited) - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$301,307,930	$—	$—	$301,307,930
Mutual Funds	1,550,194	—	—	1,550,194
Total	$302,858,124	$—	$—	$302,858,124
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any,
16

MFS Blended Research Value Equity Fund
Notes to Financial Statements (unaudited) - continued
have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/24
Ordinary income (including any short-term capital gains)	$4,001,019
Long-term capital gains	5,660,057
Total distributions	$9,661,076
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/24
Cost of investments	$216,870,285
Gross appreciation	90,674,475
Gross depreciation	(4,686,636)
Net unrealized appreciation (depreciation)	$85,987,839
As of 5/31/24
Undistributed ordinary income	5,667,358
Undistributed long-term capital gain	8,885,641
Net unrealized appreciation (depreciation)	76,591,433
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/24	Year ended 5/31/24
Class A	$—	$755,611
Class B	—	7,465
Class C	—	33,472
Class I	—	2,015,558
Class R1	—	3,373
Class R2	—	3,764
Class R3	—	10,245
Class R4	—	3,803
Class R6	—	6,827,785
Total	$—	$9,661,076
17

MFS Blended Research Value Equity Fund
Notes to Financial Statements (unaudited) - continued
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2025. For the six months ended November 30, 2024, this management fee reduction amounted to $19,744, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2024 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.44%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2025. For the six months ended November 30, 2024, this reduction amounted to $119,615, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $3,222 for the six months ended November 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 34,144
Class B	0.75%	0.25%	1.00%	1.00%	1,551
Class C	0.75%	0.25%	1.00%	1.00%	6,881
Class R1	0.75%	0.25%	1.00%	0.25%	145
Class R2	0.25%	0.25%	0.50%	0.50%	352
Class R3	—	0.25%	0.25%	0.25%	439
Total Distribution and Service Fees					$43,512
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended
18

MFS Blended Research Value Equity Fund
Notes to Financial Statements (unaudited) - continued
November 30, 2024, this rebate amounted to $5 and $1 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations. For the six months ended November 30, 2024, the 0.75% distribution fee was not imposed for Class R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2024, were as follows:
Amount
Class A	$3
Class B	2
Class C	__
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2024, the fee was $4,713, which equated to 0.0032% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $34,557.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2024 was equivalent to an annual effective rate of 0.0177% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$46
8/19/2024	Redemption	Class C	5,586	92,285
8/19/2024	Redemption	Class I	3	47
At November 30, 2024, MFS held approximately 84% of the outstanding shares of Class R2 and 100% of the outstanding shares of Class R1 and Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2024, this reimbursement amounted to $3,456, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended November 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $73,563,524 and $91,182,394, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
19

MFS Blended Research Value Equity Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/24		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	122,861	$2,085,445	415,753	$6,372,300
Class B	—	—	2,517	39,020
Class C	6,769	115,210	34,440	498,408
Class I	121,727	2,011,534	375,968	5,545,503
Class R2	62	1,023	153	2,268
Class R3	928	15,647	493	7,620
Class R6	316,226	5,290,144	1,363,703	20,073,416
	568,573	$9,519,003	2,193,027	$32,538,535
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	50,632	$755,430
Class B	—	—	505	7,465
Class C	—	—	2,286	33,472
Class I	—	—	136,371	2,015,558
Class R1	—	—	229	3,373
Class R2	—	—	255	3,764
Class R3	—	—	694	10,245
Class R4	—	—	257	3,803
Class R6	—	—	460,714	6,827,785
	—	$—	651,943	$9,660,895
Shares reacquired
Class A	(151,199)	$(2,540,484)	(510,872)	$(7,578,399)
Class B	(4,044)	(68,356)	(25,210)	(356,139)
Class C	(10,412)	(172,633)	(24,057)	(353,613)
Class I	(287,631)	(4,864,715)	(804,331)	(12,009,873)
Class R2	(1)	(4)	(9)	(144)
Class R3	(180)	(3,056)	(2,576)	(37,300)
Class R6	(1,495,363)	(25,423,337)	(1,214,949)	(18,319,953)
	(1,948,830)	$(33,072,585)	(2,582,004)	$(38,655,421)
Net change
Class A	(28,338)	$(455,039)	(44,487)	$(450,669)
Class B	(4,044)	(68,356)	(22,188)	(309,654)
Class C	(3,643)	(57,423)	12,669	178,267
Class I	(165,904)	(2,853,181)	(291,992)	(4,448,812)
Class R1	—	—	229	3,373
Class R2	61	1,019	399	5,888
Class R3	748	12,591	(1,389)	(19,435)
Class R4	—	—	257	3,803
Class R6	(1,179,137)	(20,133,193)	609,468	8,581,248
	(1,380,257)	$(23,553,582)	262,966	$3,544,009
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 13%, 11%, 10%, 9%, 8%, 7%, 4%, 4%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
20

MFS Blended Research Value Equity Fund
Notes to Financial Statements (unaudited) - continued
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2024, the fund’s commitment fee and interest expense were $714 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended November 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,496,352	$18,535,026	$21,480,813	$41	$(412)	$1,550,194
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$64,260	$—
21

MFS Blended Research Value Equity Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust X, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld	Abstain
Steven E. Buller	93,694,553,358.767	2,599,093,584.595	0.000
John A. Caroselli	94,028,434,411.278	2,265,212,532.084	0.000
Maureen R. Goldfarb	94,361,674,360.213	1,931,972,583.149	0.000
Peter D. Jones	94,066,354,687.369	2,227,292,255.993	0.000
John P. Kavanaugh	94,185,926,082.433	2,107,559,444.381	161,416.548
James W. Kilman, Jr.	94,450,795,713.326	1,842,851,230.036	0.000
Clarence Otis, Jr.	93,984,248,122.457	2,309,398,820.905	0.000
Michael W. Roberge	94,352,210,986.123	1,941,435,957.239	0.000
Maryanne L. Roepke	94,413,451,878.996	1,880,195,064.366	0.000
Paula E. Smith	94,545,454,781.292	1,748,192,162.070	0.000
Laurie J. Thomsen	94,416,793,826.848	1,876,853,116.514	0.000
Darrell A. Williams	94,451,319,166.310	1,842,327,777.051	0.000
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Value Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Value Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Value Equity Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
23

MFS Blended Research Value Equity Fund
Board Review of Investment Advisory Agreement
MFS Blended Research Value Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
24

MFS Blended Research Value Equity Fund
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
25

MFS Blended Research Value Equity Fund
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
26

MFS International Large Cap Value Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International Large Cap Value Fund
Portfolio of Investments − 11/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.5%
Aerospace & Defense – 1.4%
BAE Systems PLC	2,681,953	$ 41,943,980
Dassault Aviation S.A.	223,471	44,556,479
		$86,500,459
Airlines – 1.1%
Ryanair Holdings PLC, ADR	1,593,417	$ 70,174,085
Alcoholic Beverages – 3.1%
China Resources Beer Holdings Co. Ltd.	7,270,000	$ 24,478,115
Diageo PLC	2,866,552	85,953,461
Heineken N.V.	566,506	42,003,303
Kirin Holdings Co. Ltd.	1,676,300	23,407,036
Pernod Ricard S.A.	156,651	17,556,499
		$193,398,414
Apparel Manufacturers – 1.7%
Burberry Group PLC	1,628,163	$ 18,639,954
Compagnie Financiere Richemont S.A.	485,574	67,658,335
Gildan Activewear, Inc.	433,763	21,561,908
		$107,860,197
Automotive – 2.4%
Aptiv PLC (a)	702,061	$ 38,985,447
Compagnie Generale des Etablissements Michelin	1,425,108	46,376,898
DENSO Corp.	3,339,400	47,511,244
USS Co. Ltd.	2,108,700	19,552,401
		$152,425,990
Broadcasting – 0.7%
WPP Group PLC	3,882,893	$ 42,522,972
Brokerage & Asset Managers – 3.9%
Barclays PLC	31,009,437	$ 104,265,970
Deutsche Boerse AG	373,604	87,577,802
IG Group Holdings PLC	4,523,615	55,207,532
		$247,051,304
Business Services – 2.5%
RS Group PLC	3,925,854	$ 35,752,819
Secom Co. Ltd.	1,786,400	62,352,093
Sodexo	755,281	62,826,071
		$160,930,983
Chemicals – 0.4%
Nutrien Ltd.	567,349	$ 26,500,464
MKVFS-SEM
1

MFS International Large Cap Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 8.2%
Amadeus IT Group S.A.	1,050,649	$ 73,852,520
Capgemini	695,806	111,854,829
Fujitsu Ltd.	4,504,500	86,273,035
Hitachi Ltd.	3,569,200	89,468,519
NEC Corp.	958,600	81,644,995
Samsung Electronics Co. Ltd.	1,904,043	73,975,220
		$517,069,118
Construction – 1.9%
CRH PLC	429,452	$ 43,920,056
Techtronic Industries Co. Ltd.	5,294,000	74,565,297
		$118,485,353
Consumer Products – 1.7%
Haleon PLC	8,754,257	$ 41,765,053
Reckitt Benckiser Group PLC	1,034,232	64,066,080
		$105,831,133
Electrical Equipment – 4.5%
Legrand S.A.	455,761	$ 45,763,647
Mitsubishi Electric Corp.	6,053,200	103,030,610
Schneider Electric SE	517,601	133,383,733
		$282,177,990
Electronics – 1.6%
Kyocera Corp.	4,495,900	$ 44,270,975
NXP Semiconductors N.V.	256,857	58,915,290
		$103,186,265
Energy - Independent – 0.8%
Woodside Energy Group Ltd.	3,295,544	$ 52,696,816
Energy - Integrated – 6.0%
Aker BP ASA	1,455,296	$ 29,863,725
Eni S.p.A. (l)	8,911,867	126,437,735
Suncor Energy, Inc. (l)	2,443,742	97,233,059
TotalEnergies SE	2,174,831	126,520,252
		$380,054,771
Food & Beverages – 1.0%
Danone S.A.	932,580	$ 63,816,149
Food & Drug Stores – 1.5%
Tesco PLC	20,993,932	$ 98,044,484
General Merchandise – 0.6%
B&M European Value Retail S.A.	7,955,347	$ 35,175,262
2

MFS International Large Cap Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 4.5%
Manulife Financial Corp.	2,573,419	$ 82,836,835
St. James's Place PLC	3,317,034	38,135,582
Willis Towers Watson PLC	510,051	164,236,422
		$285,208,839
Internet – 0.9%
Informa PLC	5,395,355	$ 58,907,692
Machinery & Tools – 3.3%
Aalberts Industries N.V.	680,415	$ 26,196,627
Daikin Industries Ltd.	351,100	42,456,258
Kubota Corp.	1,828,200	22,883,043
Toyota Industries Corp.	1,165,700	86,858,828
Weir Group PLC	1,174,278	33,287,381
		$211,682,137
Major Banks – 18.0%
ABN AMRO Group N.V., GDR	2,265,969	$ 35,287,673
Bank of Ireland Group PLC	9,349,356	82,004,982
BNP Paribas S.A.	2,359,529	141,435,152
DBS Group Holdings Ltd.	1,211,030	38,387,810
Lloyds Banking Group PLC	46,968,240	31,764,750
Mitsubishi UFJ Financial Group, Inc.	19,584,000	234,526,383
NatWest Group PLC	49,796,291	255,595,110
Resona Holdings, Inc.	7,255,100	60,604,618
Toronto-Dominion Bank	1,356,955	76,785,733
UBS Group AG	5,761,094	186,322,913
		$1,142,715,124
Medical & Health Technology & Services – 0.3%
ICON PLC (a)	94,090	$ 19,782,422
Medical Equipment – 1.6%
ConvaTec Group PLC	7,256,102	$ 21,789,767
Smith & Nephew PLC	6,359,058	80,809,395
		$102,599,162
Metals & Mining – 3.0%
Glencore PLC	21,901,667	$ 106,066,328
Rio Tinto PLC	1,372,303	86,346,168
		$192,412,496
Other Banks & Diversified Financials – 2.5%
AIB Group PLC	12,617,055	$ 68,766,041
Julius Baer Group Ltd.	1,349,610	89,350,741
		$158,116,782
Pharmaceuticals – 5.6%
Bayer AG	903,221	$ 18,532,578
Novartis AG	305,825	32,391,890
Roche Holding AG	594,330	172,440,739
3

MFS International Large Cap Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Sanofi	1,358,070	$ 132,355,936
		$355,721,143
Printing & Publishing – 0.3%
Springer Nature AG & Co. KGaA (a)	728,317	$ 19,993,978
Specialty Chemicals – 0.7%
Linde PLC	33,626	$ 15,501,250
Nitto Denko Corp.	1,929,900	30,797,923
		$46,299,173
Specialty Stores – 0.4%
Alibaba Group Holding Ltd., ADR	268,155	$ 23,428,702
Telecommunications - Wireless – 0.2%
KDDI Corp.	389,700	$ 12,891,038
Telephone Services – 1.8%
Deutsche Telekom AG	2,254,846	$ 72,257,271
Quebecor, Inc., “B” (l)	1,715,948	40,516,545
		$112,773,816
Tobacco – 3.1%
British American Tobacco PLC	3,062,472	$ 116,634,393
Imperial Brands PLC	2,508,608	82,143,050
		$198,777,443
Utilities - Electric Power – 5.3%
E.ON SE	7,165,523	$ 92,402,181
Iberdrola S.A.	7,795,381	111,290,500
National Grid PLC	10,255,803	129,753,134
		$333,445,815
Total Common Stocks (Identified Cost, $4,955,070,093)		$6,118,657,971
Preferred Stocks – 1.7%
Consumer Products – 1.7%
Henkel AG & Co. KGaA (Identified Cost, $111,967,764)	1,237,345	$ 105,753,784
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 4.66% (v) (Identified Cost, $61,205,216)	61,201,740	$ 61,207,860
Collateral for Securities Loaned – 1.4%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.59% (j) (Identified Cost, $92,393,543)	92,393,543	$ 92,393,543
Other Assets, Less Liabilities – (0.6)%		(36,751,579)
Net Assets – 100.0%		$6,341,261,579
4

MFS International Large Cap Value Fund
Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $61,207,860 and $6,316,805,298, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
See Notes to Financial Statements
5

MFS International Large Cap Value Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 11/30/24 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $201,519,605 of securities on loan (identified cost, $5,159,431,400)	$6,316,805,298
Investments in affiliated issuers, at value (identified cost, $61,205,216)	61,207,860
Cash	448,976
Foreign currency, at value (identified cost, $337)	337
Receivables for
Investments sold	25,121,631
Fund shares sold	332,141
Interest and dividends	31,093,847
Total assets	$6,435,010,090
Liabilities
Payables for
Investments purchased	$110,890
Fund shares reacquired	7,020
Collateral for securities loaned, at value (c)	92,393,543
Payable to affiliates
Investment adviser	192,147
Administrative services fee	6,737
Shareholder servicing costs	4,462
Distribution and service fees	341
Payable for independent Trustees' compensation	1,176
Accrued expenses and other liabilities	1,032,195
Total liabilities	$93,748,511
Net assets	$6,341,261,579
Net assets consist of
Paid-in capital	$4,783,649,967
Total distributable earnings (loss)	1,557,611,612
Net assets	$6,341,261,579
Shares of beneficial interest outstanding	441,489,414
(c)	Non-cash collateral is not included.
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$8,511,977	595,803	$14.29
Class C	839,806	59,369	14.15
Class I	17,590,807	1,222,537	14.39
Class R1	102,655	7,231	14.20
Class R2	107,431	7,515	14.30
Class R3	133,743	9,329	14.34
Class R4	107,870	7,501	14.38
Class R6	6,313,867,290	439,580,129	14.36
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.16 [100 / 94.25 x $14.29]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
6

MFS International Large Cap Value Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 11/30/24 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$88,953,123
Dividends from affiliated issuers	1,923,776
Income on securities loaned	184,398
Other	2,057
Foreign taxes withheld	(4,183,845)
Total investment income	$86,879,509
Expenses
Management fee	$22,785,778
Distribution and service fees	15,630
Shareholder servicing costs	8,659
Administrative services fee	308,221
Independent Trustees' compensation	54,342
Custodian fee	336,944
Shareholder communications	4,663
Audit and tax fees	36,557
Legal fees	15,816
Miscellaneous	116,347
Total expenses	$23,682,957
Fees paid indirectly	(8,385)
Reduction of expenses by investment adviser	(2,083,470)
Net expenses	$21,591,102
Net investment income (loss)	$65,288,407
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$223,571,427
Affiliated issuers	304
Foreign currency	(987,093)
Net realized gain (loss)	$222,584,638
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(158,764,836)
Affiliated issuers	(5,322)
Translation of assets and liabilities in foreign currencies	(357,338)
Net unrealized gain (loss)	$(159,127,496)
Net realized and unrealized gain (loss)	$63,457,142
Change in net assets from operations	$128,745,549
See Notes to Financial Statements
7

MFS International Large Cap Value Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24
Change in net assets
From operations
Net investment income (loss)	$65,288,407	$197,080,581
Net realized gain (loss)	222,584,638	68,016,443
Net unrealized gain (loss)	(159,127,496)	765,924,258
Change in net assets from operations	$128,745,549	$1,031,021,282
Total distributions to shareholders	$—	$(256,123,721)
Change in net assets from fund share transactions	$(223,786,604)	$(147,868,331)
Total change in net assets	$(95,041,055)	$627,029,230
Net assets
At beginning of period	6,436,302,634	5,809,273,404
At end of period	$6,341,261,579	$6,436,302,634
See Notes to Financial Statements
8

MFS International Large Cap Value Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$14.03	$12.38	$12.41	$13.66	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.39	$0.38	$0.35	$0.29
Net realized and unrealized gain (loss)	0.13	1.78	(0.09)	(1.11)	3.42
Total from investment operations	$0.26	$2.17	$0.29	$(0.76)	$3.71
Less distributions declared to shareholders
From net investment income	$—	$(0.44)	$(0.20)	$(0.27)	$(0.05)
From net realized gain	—	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.52)	$(0.32)	$(0.49)	$(0.05)
Net asset value, end of period (x)	$14.29	$14.03	$12.38	$12.41	$13.66
Total return (%) (r)(s)(t)(x)	1.85(n)	17.92	2.45	(5.74)	37.16(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02(a)	1.06	1.07	1.04	1.04(a)
Expenses after expense reductions (f)	0.95(a)	0.98	0.96	0.96	0.93(a)
Net investment income (loss)	1.75(a)	3.01	3.13	2.72	2.61(a)
Portfolio turnover rate	12(n)	17	26	24	18(n)
Net assets at end of period (000 omitted)	$8,512	$7,962	$5,864	$2,956	$1,187

See Notes to Financial Statements
9

MFS International Large Cap Value Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$13.94	$12.29	$12.33	$13.61	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.28	$0.22	$0.22	$0.16
Net realized and unrealized gain (loss)	0.14	1.77	(0.02)	(1.08)	3.45
Total from investment operations	$0.21	$2.05	$0.20	$(0.86)	$3.61
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$(0.12)	$(0.20)	$—
From net realized gain	—	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.40)	$(0.24)	$(0.42)	$(0.00)(w)
Net asset value, end of period (x)	$14.15	$13.94	$12.29	$12.33	$13.61
Total return (%) (r)(s)(t)(x)	1.51(n)	17.02	1.70	(6.46)	36.11(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77(a)	1.81	1.83	1.78	1.81(a)
Expenses after expense reductions (f)	1.70(a)	1.72	1.71	1.71	1.68(a)
Net investment income (loss)	1.00(a)	2.15	1.89	1.69	1.49(a)
Portfolio turnover rate	12(n)	17	26	24	18(n)
Net assets at end of period (000 omitted)	$840	$893	$905	$1,111	$636
Class I	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$14.11	$12.45	$12.43	$13.69	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.40	$0.39	$0.41	$0.31
Net realized and unrealized gain (loss)	0.14	1.81	(0.05)	(1.16)	3.44
Total from investment operations	$0.28	$2.21	$0.34	$(0.75)	$3.75
Less distributions declared to shareholders
From net investment income	$—	$(0.47)	$(0.20)	$(0.29)	$(0.06)
From net realized gain	—	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.55)	$(0.32)	$(0.51)	$(0.06)
Net asset value, end of period (x)	$14.39	$14.11	$12.45	$12.43	$13.69
Total return (%) (r)(s)(t)(x)	1.98(n)	18.16	2.88	(5.60)	37.58(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77(a)	0.81	0.82	0.79	0.79(a)
Expenses after expense reductions (f)	0.70(a)	0.72	0.71	0.71	0.68(a)
Net investment income (loss)	1.98(a)	3.04	3.28	3.15	2.82(a)
Portfolio turnover rate	12(n)	17	26	24	18(n)
Net assets at end of period (000 omitted)	$17,591	$15,423	$11,178	$18,972	$2,775

See Notes to Financial Statements
10

MFS International Large Cap Value Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$13.99	$12.35	$12.36	$13.61	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.28	$0.24	$0.19	$0.09
Net realized and unrealized gain (loss)	0.14	1.78	(0.04)	(1.06)	3.52
Total from investment operations	$0.21	$2.06	$0.20	$(0.87)	$3.61
Less distributions declared to shareholders
From net investment income	$—	$(0.34)	$(0.09)	$(0.16)	$—
From net realized gain	—	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.42)	$(0.21)	$(0.38)	$(0.00)(w)
Net asset value, end of period (x)	$14.20	$13.99	$12.35	$12.36	$13.61
Total return (%) (r)(s)(t)(x)	1.50(n)	16.98	1.76	(6.49)	36.11(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77(a)	1.81	1.83	1.78	1.83(a)
Expenses after expense reductions (f)	1.70(a)	1.73	1.71	1.71	1.68(a)
Net investment income (loss)	1.00(a)	2.19	2.04	1.43	0.85(a)
Portfolio turnover rate	12(n)	17	26	24	18(n)
Net assets at end of period (000 omitted)	$103	$101	$86	$85	$91
Class R2	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$14.05	$12.40	$12.41	$13.66	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.35	$0.30	$0.25	$0.14
Net realized and unrealized gain (loss)	0.14	1.78	(0.04)	(1.05)	3.52
Total from investment operations	$0.25	$2.13	$0.26	$(0.80)	$3.66
Less distributions declared to shareholders
From net investment income	$—	$(0.40)	$(0.15)	$(0.23)	$(0.00)(w)
From net realized gain	—	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.48)	$(0.27)	$(0.45)	$(0.00)(w)
Net asset value, end of period (x)	$14.30	$14.05	$12.40	$12.41	$13.66
Total return (%) (r)(s)(t)(x)	1.78(n)	17.56	2.26	(6.01)	36.63(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27(a)	1.31	1.33	1.28	1.33(a)
Expenses after expense reductions (f)	1.20(a)	1.23	1.21	1.21	1.18(a)
Net investment income (loss)	1.50(a)	2.70	2.55	1.94	1.36(a)
Portfolio turnover rate	12(n)	17	26	24	18(n)
Net assets at end of period (000 omitted)	$107	$105	$88	$86	$92

See Notes to Financial Statements
11

MFS International Large Cap Value Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$14.08	$12.42	$12.43	$13.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.38	$0.33	$0.29	$0.17
Net realized and unrealized gain (loss)	0.13	1.79	(0.04)	(1.06)	3.54
Total from investment operations	$0.26	$2.17	$0.29	$(0.77)	$3.71
Less distributions declared to shareholders
From net investment income	$—	$(0.43)	$(0.18)	$(0.26)	$(0.03)
From net realized gain	—	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.51)	$(0.30)	$(0.48)	$(0.03)
Net asset value, end of period (x)	$14.34	$14.08	$12.42	$12.43	$13.68
Total return (%) (r)(s)(t)(x)	1.85(n)	17.89	2.51	(5.77)	37.15(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02(a)	1.06	1.08	1.03	1.08(a)
Expenses after expense reductions (f)	0.95(a)	0.98	0.96	0.96	0.93(a)
Net investment income (loss)	1.78(a)	2.94	2.80	2.19	1.61(a)
Portfolio turnover rate	12(n)	17	26	24	18(n)
Net assets at end of period (000 omitted)	$134	$105	$89	$87	$92
Class R4	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$14.10	$12.44	$12.45	$13.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.42	$0.36	$0.32	$0.19
Net realized and unrealized gain (loss)	0.14	1.79	(0.04)	(1.06)	3.57
Total from investment operations	$0.28	$2.21	$0.32	$(0.74)	$3.76
Less distributions declared to shareholders
From net investment income	$—	$(0.47)	$(0.21)	$(0.29)	$(0.06)
From net realized gain	—	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.55)	$(0.33)	$(0.51)	$(0.06)
Net asset value, end of period (x)	$14.38	$14.10	$12.44	$12.45	$13.70
Total return (%) (r)(s)(t)(x)	1.99(n)	18.15	2.76	(5.53)	37.67(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77(a)	0.81	0.83	0.78	0.83(a)
Expenses after expense reductions (f)	0.70(a)	0.73	0.71	0.71	0.68(a)
Net investment income (loss)	2.00(a)	3.19	3.05	2.44	1.86(a)
Portfolio turnover rate	12(n)	17	26	24	18(n)
Net assets at end of period (000 omitted)	$108	$106	$90	$87	$92

See Notes to Financial Statements
12

MFS International Large Cap Value Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$14.08	$12.42	$12.44	$13.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.42	$0.37	$0.32	$0.30
Net realized and unrealized gain (loss)	0.13	1.79	(0.05)	(1.04)	3.44
Total from investment operations	$0.28	$2.21	$0.32	$(0.72)	$3.74
Less distributions declared to shareholders
From net investment income	$—	$(0.47)	$(0.22)	$(0.30)	$(0.06)
From net realized gain	—	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.55)	$(0.34)	$(0.52)	$(0.06)
Net asset value, end of period (x)	$14.36	$14.08	$12.42	$12.44	$13.68
Total return (%) (r)(s)(t)(x)	1.99(n)	18.24	2.76	(5.45)	37.49(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74(a)	0.75	0.75	0.74	0.78(a)
Expenses after expense reductions (f)	0.67(a)	0.67	0.64	0.66	0.67(a)
Net investment income (loss)	2.03(a)	3.21	3.12	2.45	2.74(a)
Portfolio turnover rate	12(n)	17	26	24	18(n)
Net assets at end of period (000 omitted)	$6,313,867	$6,411,609	$5,790,974	$5,727,457	$5,800,471
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 30, 2020, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
13

MFS International Large Cap Value Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS International Large Cap Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which affects all public entities that are required to report segment information in accordance with Topic 280. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. Although management is still evaluating the disclosures required by ASU 2023-07, adoption of the standard will not affect the fund's financial position or its results of operations.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data.
14

MFS International Large Cap Value Fund
Notes to Financial Statements (unaudited) - continued
An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$6,224,411,755	$—	$—	$6,224,411,755
Mutual Funds	153,601,403	—	—	153,601,403
Total	$6,378,013,158	$—	$—	$6,378,013,158
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $201,519,605. The fair value of the fund's investment securities on loan and a related liability of $92,393,543 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $120,235,735 held by the custodian or a triparty custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund
15

MFS International Large Cap Value Fund
Notes to Financial Statements (unaudited) - continued
and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended November 30, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/24
Ordinary income (including any short-term capital gains)	$218,004,366
Long-term capital gains	38,119,355
Total distributions	$256,123,721
The federal tax cost and the tax basis components of distributable earnings were as follows:
16

MFS International Large Cap Value Fund
Notes to Financial Statements (unaudited) - continued
As of 11/30/24
Cost of investments	$5,271,092,702
Gross appreciation	1,420,647,761
Gross depreciation	(313,727,305)
Net unrealized appreciation (depreciation)	$1,106,920,456
As of 5/31/24
Undistributed ordinary income	126,562,549
Undistributed long-term capital gain	32,373,926
Other temporary differences	4,238,974
Net unrealized appreciation (depreciation)	1,265,690,614
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/24	Year ended 5/31/24
Class A	$—	$282,431
Class C	—	26,015
Class I	—	674,611
Class R1	—	2,952
Class R2	—	3,468
Class R3	—	3,690
Class R4	—	3,946
Class R6	—	255,126,608
Total	$—	$256,123,721
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.75%
In excess of $2.5 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.65%
In excess of $10 billion and up to $20 billion	0.62%
In excess of $20 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2025. For the six months ended November 30, 2024, this management fee reduction amounted to $427,296, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2024 was equivalent to an annual effective rate of 0.69% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
17

MFS International Large Cap Value Fund
Notes to Financial Statements (unaudited) - continued
			Classes
A	C	I	R1	R2	R3	R4	R6
0.96%	1.71%	0.71%	1.71%	1.21%	0.96%	0.71%	0.67%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2025. For the six months ended November 30, 2024, this reduction amounted to $1,656,174, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $350 for the six months ended November 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 10,248
Class C	0.75%	0.25%	1.00%	1.00%	4,448
Class R1	0.75%	0.25%	1.00%	1.00%	514
Class R2	0.25%	0.25%	0.50%	0.50%	267
Class R3	—	0.25%	0.25%	0.25%	153
Total Distribution and Service Fees					$15,630
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended November 30, 2024.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2024, were as follows:
Amount
Class A	$—
Class C	6
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2024, the fee was $2,944, which equated to 0.0001% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $5,715.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2024 was equivalent to an annual effective rate of 0.0096% of the fund's average daily net assets.
18

MFS International Large Cap Value Fund
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$44
8/19/2024	Redemption	Class I	236,731	3,442,068
8/22/2024	Redemption	Class I	2	32
8/22/2024	Purchase	Class I	236,731	3,442,068
At November 30, 2024, MFS held approximately 98% and 80% of the outstanding shares of Class R2 and Class R3, respectively, and 100% of the outstanding shares of Class R1 and Class R4.
(4)  Portfolio Securities
For the six months ended November 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $739,373,458 and $914,686,300, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/24		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	59,659	$851,309	224,395	$2,920,032
Class C	1,006	14,075	5,111	64,714
Class I	394,627	5,732,539	658,289	8,664,867
Class R2	49	703	78	1,006
Class R3	1,898	27,244	—	—
Class R6	4,332,489	61,614,733	7,943,145	103,056,521
	4,789,728	$68,240,603	8,831,018	$114,707,140
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	21,911	$282,431
Class C	—	—	2,024	26,015
Class I	—	—	52,094	674,611
Class R1	—	—	228	2,952
Class R2	—	—	268	3,468
Class R3	—	—	285	3,690
Class R4	—	—	305	3,946
Class R6	—	—	19,731,350	254,929,038
	—	$—	19,808,465	$255,926,151
19

MFS International Large Cap Value Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/24		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(31,431)	$(446,032)	(152,319)	$(1,980,272)
Class C	(5,662)	(80,623)	(16,696)	(216,142)
Class I	(265,000)	(3,841,549)	(515,110)	(6,732,479)
Class R2	—	—	(1)	(7)
Class R3	(1)	(13)	—	—
Class R6	(20,010,467)	(287,658,990)	(38,541,896)	(509,572,722)
	(20,312,561)	$(292,027,207)	(39,226,022)	$(518,501,622)
Net change
Class A	28,228	$405,277	93,987	$1,222,191
Class C	(4,656)	(66,548)	(9,561)	(125,413)
Class I	129,627	1,890,990	195,273	2,606,999
Class R1	—	—	228	2,952
Class R2	49	703	345	4,467
Class R3	1,897	27,231	285	3,690
Class R4	—	—	305	3,946
Class R6	(15,677,978)	(226,044,257)	(10,867,401)	(151,587,163)
	(15,522,833)	$(223,786,604)	(10,586,539)	$(147,868,331)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Moderate Allocation Fund were the owners of record of approximately 90%, 3%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2024, the fund’s commitment fee and interest expense were $15,767 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended November 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$91,173,194	$419,511,000	$449,471,316	$304	$(5,322)	$61,207,860

20

MFS International Large Cap Value Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,923,776	$—
21

MFS International Large Cap Value Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust X, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld	Abstain
Steven E. Buller	93,694,553,358.767	2,599,093,584.595	0.000
John A. Caroselli	94,028,434,411.278	2,265,212,532.084	0.000
Maureen R. Goldfarb	94,361,674,360.213	1,931,972,583.149	0.000
Peter D. Jones	94,066,354,687.369	2,227,292,255.993	0.000
John P. Kavanaugh	94,185,926,082.433	2,107,559,444.381	161,416.548
James W. Kilman, Jr.	94,450,795,713.326	1,842,851,230.036	0.000
Clarence Otis, Jr.	93,984,248,122.457	2,309,398,820.905	0.000
Michael W. Roberge	94,352,210,986.123	1,941,435,957.239	0.000
Maryanne L. Roepke	94,413,451,878.996	1,880,195,064.366	0.000
Paula E. Smith	94,545,454,781.292	1,748,192,162.070	0.000
Laurie J. Thomsen	94,416,793,826.848	1,876,853,116.514	0.000
Darrell A. Williams	94,451,319,166.310	1,842,327,777.051	0.000
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Large Cap Value Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Large Cap Value Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Large Cap Value Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
23

MFS International Large Cap Value Fund
Board Review of Investment Advisory Agreement
MFS International Large Cap Value Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over the one-year period ended December 31, 2023.  The total return performance of the Fund’s Class I common shares was in the 2nd quintile relative to the other funds in the universe for the three-year period and was in the 4th quintile relative to other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The Fund commenced operations on June 30, 2020, and has a limited operating history and performance record; therefore, no performance data for the five-year period was available.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
24

MFS International Large Cap Value Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $2.5 billion, $5 billion, $10 billion, and $20 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
25

MFS International Intrinsic Value Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International Intrinsic Value Fund
Portfolio of Investments − 11/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.0%
Airlines – 0.8%
Ryanair Holdings PLC, ADR	4,167,935	$ 183,555,857
Alcoholic Beverages – 2.6%
Diageo PLC	10,456,980	$ 313,552,124
Pernod Ricard S.A.	2,230,419	249,971,820
		$563,523,944
Apparel Manufacturers – 0.8%
Compagnie Financiere Richemont S.A.	643,133	$ 89,612,105
LVMH Moet Hennessy Louis Vuitton SE	119,153	74,713,997
		$164,326,102
Automotive – 0.7%
Knorr-Bremse AG	1,944,192	$ 148,451,340
Brokerage & Asset Managers – 5.1%
Deutsche Boerse AG	2,085,768	$ 488,931,892
Euronext N.V.	2,403,295	268,838,031
London Stock Exchange Group PLC	2,451,761	352,189,080
		$1,109,959,003
Business Services – 3.8%
Experian PLC	6,850,735	$ 327,535,268
Intertek Group PLC	2,822,063	169,634,561
Nomura Research Institute Ltd.	5,025,254	153,840,474
SGS S.A.	1,700,348	168,914,880
		$819,925,183
Computer Software – 4.6%
Cadence Design Systems, Inc. (a)	976,919	$ 299,728,519
Dassault Systemes SE	2,840,942	98,164,439
NICE Systems Ltd., ADR (a)	717,914	130,976,230
SAP SE	1,951,733	464,535,059
		$993,404,247
Computer Software - Systems – 4.0%
Amadeus IT Group S.A.	3,990,335	$ 280,489,666
Cap Gemini S.A.	1,525,816	245,283,635
Samsung Electronics Co. Ltd.	8,720,105	338,790,503
		$864,563,804
Construction – 3.6%
Compagnie de Saint-Gobain S.A.	3,968,640	$ 362,628,877
CRH PLC	4,081,524	417,417,460
		$780,046,337
FGIFS-SEM
1

MFS International Intrinsic Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 5.8%
Beiersdorf AG	1,204,192	$ 156,304,660
Haleon PLC	82,055,291	391,471,594
Kenvue, Inc.	9,478,907	228,252,081
KOSE Corp.	470,700	21,106,636
Lion Corp.	3,806,600	45,445,676
Reckitt Benckiser Group PLC	1,762,307	109,167,075
ROHTO Pharmaceutical Co. Ltd.	10,614,000	210,485,465
Svenska Cellulosa Aktiebolaget	7,751,914	100,857,233
		$1,263,090,420
Electrical Equipment – 7.4%
Legrand S.A.	5,205,049	$ 522,646,605
Mitsubishi Electric Corp.	22,099,500	376,152,276
Schneider Electric SE	2,607,376	671,910,248
Yokogawa Electric Corp.	1,129,600	25,160,096
		$1,595,869,225
Electronics – 5.6%
Analog Devices, Inc.	1,020,645	$ 222,551,643
ASML Holding N.V.	198,948	138,623,875
Hirose Electric Co. Ltd.	1,264,400	152,008,527
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,858,273	712,468,692
		$1,225,652,737
Energy - Independent – 1.3%
Woodside Energy Group Ltd.	17,071,816	$ 272,983,862
Energy - Integrated – 4.4%
Aker BP ASA	8,021,656	$ 164,610,176
Galp Energia SGPS S.A., “B”	6,386,451	104,997,625
Petroleo Brasileiro S.A., ADR	8,124,447	105,942,789
TotalEnergies SE	9,963,050	579,597,739
		$955,148,329
Engineering - Construction – 0.6%
Taisei Corp.	3,193,900	$ 138,970,081
Food & Beverages – 2.5%
Chocoladefabriken Lindt & Sprungli AG	5,604	$ 64,783,920
Ezaki Glico Co. Ltd.	2,956,600	86,678,724
Novozymes A/S	1,081,307	63,472,722
Toyo Suisan Kaisha Ltd.	4,639,600	325,708,353
		$540,643,719
Food & Drug Stores – 0.1%
Ocado Group PLC (a)	7,328,905	$ 29,481,524
Insurance – 2.4%
Hiscox Ltd.	7,739,693	$ 103,582,615
Samsung Fire & Marine Insurance Co. Ltd.	465,421	130,947,093
Willis Towers Watson PLC	860,388	277,044,936
		$511,574,644
2

MFS International Intrinsic Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 0.5%
M3, Inc.	11,955,400	$ 115,846,899
Machinery & Tools – 4.0%
Epiroc AB	7,700,449	$ 140,524,303
GEA Group AG	3,423,404	171,439,750
IMI PLC (h)	13,489,485	312,925,241
Schindler Holding AG	498,294	143,954,115
Spirax Group PLC	1,048,087	95,783,418
		$864,626,827
Major Banks – 10.4%
Banco de Sabadell S.A.	82,859,739	$ 156,571,262
Bank of Ireland Group PLC	30,977,256	271,707,310
Lloyds TSB Group PLC	196,718,386	133,041,164
National Bank of Greece S.A	12,947,097	91,336,917
NatWest Group PLC	124,670,178	639,908,747
Resona Holdings, Inc.	63,296,100	528,736,467
UBS Group AG	13,257,711	428,775,391
		$2,250,077,258
Medical Equipment – 6.8%
Agilent Technologies, Inc.	2,282,026	$ 314,851,127
Bruker BioSciences Corp.	2,205,632	127,816,374
EssilorLuxottica	1,399,748	340,414,864
Olympus Corp.	7,777,300	122,657,231
Shimadzu Corp.	9,972,300	280,762,496
Smith & Nephew PLC	13,706,963	174,184,793
Waters Corp. (a)	284,930	109,618,270
		$1,470,305,155
Metals & Mining – 1.2%
Glencore PLC	52,392,764	$ 253,729,870
Oil Services – 0.4%
Tenaris S.A.	5,038,230	$ 96,828,336
Other Banks & Diversified Financials – 5.9%
AIB Group PLC	84,564,254	$ 460,895,732
CaixaBank S.A.	79,116,449	430,868,955
Chiba Bank Ltd.	20,914,300	174,775,008
Julius Baer Group Ltd.	2,203,109	145,856,524
Mebuki Financial Group, Inc.	17,028,270	75,616,716
North Pacific Bank Ltd.	141,600	412,574
		$1,288,425,509
Pharmaceuticals – 1.7%
Roche Holding AG	1,238,244	$ 359,267,933
3

MFS International Intrinsic Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Precious Metals & Minerals – 5.0%
Agnico Eagle Mines Ltd.	2,648,846	$ 223,349,469
Franco-Nevada Corp.	5,000,031	612,223,915
Wheaton Precious Metals Corp.	4,142,097	257,729,165
		$1,093,302,549
Printing & Publishing – 1.5%
Wolters Kluwer N.V.	1,950,519	$ 326,045,681
Specialty Chemicals – 2.1%
Croda International PLC	1,361,804	$ 59,883,550
Nitto Denko Corp.	6,180,000	98,622,293
Sika AG	529,036	137,035,103
Symrise AG	1,483,563	164,070,658
		$459,611,604
Specialty Stores – 0.4%
Zalando SE (a)	2,771,662	$ 86,296,180
Total Common Stocks (Identified Cost, $15,315,766,478)		$20,825,534,159
Investment Companies (h) – 3.6%
Money Market Funds – 3.6%
MFS Institutional Money Market Portfolio, 4.66% (v) (Identified Cost, $769,913,956)	769,920,177	$ 769,997,169
Other Assets, Less Liabilities – 0.4%		86,177,325
Net Assets – 100.0%		$21,681,708,653
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,082,922,410 and $20,512,608,918, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
4

MFS International Intrinsic Value Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 11/30/24 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $15,138,586,925)	$20,512,608,918
Investments in affiliated issuers, at value (identified cost, $947,093,509)	1,082,922,410
Cash	1,728,003
Foreign currency, at value (identified cost, $1,937,636)	1,961,721
Receivables for
Investments sold	19,590,370
Fund shares sold	8,806,336
Interest and dividends	91,142,397
Other assets	19,999
Total assets	$21,718,780,154
Liabilities
Payables for
Investments purchased	$20,187,958
Fund shares reacquired	5,683,258
Payable to affiliates
Investment adviser	1,503,075
Administrative services fee	6,755
Shareholder servicing costs	2,671,506
Distribution and service fees	80,364
Payable for independent Trustees' compensation	7,617
Payable for IRS compliance fees for tax reclaims	4,647,955
Accrued expenses and other liabilities	2,283,013
Total liabilities	$37,071,501
Net assets	$21,681,708,653
Net assets consist of
Paid-in capital	$13,771,339,707
Total distributable earnings (loss)	7,910,368,946
Net assets	$21,681,708,653
Shares of beneficial interest outstanding	513,722,918
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,747,236,418	42,514,584	$41.10
Class B	803,624	21,132	38.03
Class C	15,518,433	442,958	35.03
Class I	6,504,581,405	146,417,382	44.42
Class R1	8,190,886	231,843	35.33
Class R2	110,306,591	2,996,599	36.81
Class R3	905,153,076	22,275,224	40.63
Class R4	489,037,105	11,826,178	41.35
Class R6	11,900,881,115	286,997,018	41.47
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $43.61 [100 / 94.25 x $41.10]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
5

MFS International Intrinsic Value Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 11/30/24 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$199,931,909
Dividends from affiliated issuers	18,367,456
Income on securities loaned	259,000
Interest	8,786
Other	3,216
Foreign taxes withheld	(13,284,464)
Total investment income	$205,285,903
Expenses
Management fee	$71,645,518
Distribution and service fees	3,867,024
Shareholder servicing costs	5,398,474
Administrative services fee	309,005
Independent Trustees' compensation	70,876
Custodian fee	810,468
Shareholder communications	482,914
Audit and tax fees	42,180
Legal fees	54,597
Miscellaneous	294,484
Total expenses	$82,975,540
Reduction of expenses by investment adviser and distributor	(1,467,496)
Net expenses	$81,508,044
Net investment income (loss)	$123,777,859
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$734,672,259
Affiliated issuers	10,958,791
Foreign currency	(652,351)
Net realized gain (loss)	$744,978,699
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(730,005,375)
Affiliated issuers	(19,038,757)
Translation of assets and liabilities in foreign currencies	(582,959)
Net unrealized gain (loss)	$(749,627,091)
Net realized and unrealized gain (loss)	$(4,648,392)
Change in net assets from operations	$119,129,467
See Notes to Financial Statements
6

MFS International Intrinsic Value Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24
Change in net assets
From operations
Net investment income (loss)	$123,777,859	$430,048,270
Net realized gain (loss)	744,978,699	1,792,653,006
Net unrealized gain (loss)	(749,627,091)	1,556,135,802
Change in net assets from operations	$119,129,467	$3,778,837,078
Total distributions to shareholders	$—	$(2,275,439,510)
Change in net assets from fund share transactions	$(520,775,750)	$(593,154,719)
Total change in net assets	$(401,646,283)	$910,242,849
Net assets
At beginning of period	22,083,354,936	21,173,112,087
At end of period	$21,681,708,653	$22,083,354,936
See Notes to Financial Statements
7

MFS International Intrinsic Value Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$40.94	$38.48	$42.44	$53.83	$44.47	$42.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.67	$0.39	$0.20	$0.32	$0.21
Net realized and unrealized gain (loss)	(0.02)	6.20	0.83	(7.57)	11.78	3.93
Total from investment operations	$0.16	$6.87	$1.22	$(7.37)	$12.10	$4.14
Less distributions declared to shareholders
From net investment income	$—	$(0.68)	$(0.30)	$(0.39)	$(0.21)	$(0.37)
From net realized gain	—	(3.73)	(4.88)	(3.63)	(2.53)	(1.39)
Total distributions declared to shareholders	$—	$(4.41)	$(5.18)	$(4.02)	$(2.74)	$(1.76)
Net asset value, end of period (x)	$41.10	$40.94	$38.48	$42.44	$53.83	$44.47
Total return (%) (r)(s)(t)(x)	0.39(n)	19.09	3.67	(15.10)	27.66	9.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.02(a)	1.07	1.04	0.98	0.97	0.99
Expenses after expense reductions	1.01(a)	1.05	1.03	0.96	0.96	0.98
Net investment income (loss)	0.85(a)(l)	1.72	1.00	0.40	0.63	0.48
Portfolio turnover rate	7(n)	12	19	10	7	7
Net assets at end of period (000 omitted)	$1,747,236	$1,841,902	$1,899,509	$2,345,833	$3,046,287	$2,651,120

See Notes to Financial Statements
8

MFS International Intrinsic Value Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$38.02	$35.69	$39.72	$50.76	$42.18	$39.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.28	$(0.04)	$(0.25)	$(0.08)	$(0.12)
Net realized and unrealized gain (loss)	(0.01)	5.81	0.89	(7.01)	11.19	3.72
Total from investment operations	$0.01	$6.09	$0.85	$(7.26)	$11.11	$3.60
Less distributions declared to shareholders
From net investment income	$—	$(0.03)	$—	$(0.15)	$—	$(0.02)
From net realized gain	—	(3.73)	(4.88)	(3.63)	(2.53)	(1.39)
Total distributions declared to shareholders	$—	$(3.76)	$(4.88)	$(3.78)	$(2.53)	$(1.41)
Net asset value, end of period (x)	$38.03	$38.02	$35.69	$39.72	$50.76	$42.18
Total return (%) (r)(s)(t)(x)	0.03(n)	18.16	2.91	(15.74)	26.75	8.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.77(a)	1.82	1.79	1.72	1.72	1.74
Expenses after expense reductions	1.76(a)	1.81	1.78	1.71	1.71	1.73
Net investment income (loss)	0.10(a)(l)	0.79	(0.10)	(0.52)	(0.16)	(0.29)
Portfolio turnover rate	7(n)	12	19	10	7	7
Net assets at end of period (000 omitted)	$804	$1,188	$2,313	$8,336	$19,911	$25,231
Class C	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$35.03	$33.31	$37.41	$48.04	$40.04	$38.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.28	$(0.04)	$(0.23)	$(0.09)	$(0.11)
Net realized and unrealized gain (loss)	(0.02)	5.37	0.82	(6.60)	10.62	3.54
Total from investment operations	$0.00	$5.65	$0.78	$(6.83)	$10.53	$3.43
Less distributions declared to shareholders
From net investment income	$—	$(0.20)	$—	$(0.17)	$—	$(0.05)
From net realized gain	—	(3.73)	(4.88)	(3.63)	(2.53)	(1.39)
Total distributions declared to shareholders	$—	$(3.93)	$(4.88)	$(3.80)	$(2.53)	$(1.44)
Net asset value, end of period (x)	$35.03	$35.03	$33.31	$37.41	$48.04	$40.04
Total return (%) (r)(s)(t)(x)	0.00(n)	18.19	2.90	(15.73)	26.73	9.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.77(a)	1.82	1.79	1.73	1.72	1.74
Expenses after expense reductions	1.76(a)	1.81	1.78	1.71	1.71	1.73
Net investment income (loss)	0.10(a)(l)	0.83	(0.10)	(0.50)	(0.19)	(0.27)
Portfolio turnover rate	7(n)	12	19	10	7	7
Net assets at end of period (000 omitted)	$15,518	$20,444	$33,852	$117,583	$264,432	$395,411

See Notes to Financial Statements
9

MFS International Intrinsic Value Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$44.20	$41.22	$45.09	$56.87	$46.83	$44.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.83	$0.51	$0.34	$0.47	$0.34
Net realized and unrealized gain (loss)	(0.03)	6.67	0.91	(8.04)	12.44	4.13
Total from investment operations	$0.22	$7.50	$1.42	$(7.70)	$12.91	$4.47
Less distributions declared to shareholders
From net investment income	$—	$(0.79)	$(0.41)	$(0.45)	$(0.34)	$(0.49)
From net realized gain	—	(3.73)	(4.88)	(3.63)	(2.53)	(1.39)
Total distributions declared to shareholders	$—	$(4.52)	$(5.29)	$(4.08)	$(2.87)	$(1.88)
Net asset value, end of period (x)	$44.42	$44.20	$41.22	$45.09	$56.87	$46.83
Total return (%) (r)(s)(t)(x)	0.50(n)	19.38	3.93	(14.89)	28.01	10.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.77(a)	0.81	0.79	0.73	0.72	0.74
Expenses after expense reductions	0.76(a)	0.80	0.78	0.71	0.71	0.73
Net investment income (loss)	1.10(a)(l)	1.99	1.23	0.63	0.89	0.74
Portfolio turnover rate	7(n)	12	19	10	7	7
Net assets at end of period (000 omitted)	$6,504,581	$6,723,488	$6,689,895	$8,888,439	$12,285,870	$10,468,862
Class R1	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$35.33	$33.77	$37.88	$48.67	$40.54	$38.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.34	$0.11	$(0.17)	$(0.06)	$(0.10)
Net realized and unrealized gain (loss)	(0.02)	5.38	0.68	(6.74)	10.72	3.58
Total from investment operations	$0.00	$5.72	$0.79	$(6.91)	$10.66	$3.48
Less distributions declared to shareholders
From net investment income	$—	$(0.43)	$(0.02)	$(0.25)	$—	$(0.06)
From net realized gain	—	(3.73)	(4.88)	(3.63)	(2.53)	(1.39)
Total distributions declared to shareholders	$—	$(4.16)	$(4.90)	$(3.88)	$(2.53)	$(1.45)
Net asset value, end of period (x)	$35.33	$35.33	$33.77	$37.88	$48.67	$40.54
Total return (%) (r)(s)(t)(x)	0.00(n)	18.22	2.89	(15.73)	26.72	9.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.77(a)	1.82	1.79	1.73	1.72	1.74
Expenses after expense reductions	1.76(a)	1.80	1.78	1.71	1.71	1.73
Net investment income (loss)	0.10(a)(l)	1.00	0.32	(0.37)	(0.12)	(0.25)
Portfolio turnover rate	7(n)	12	19	10	7	7
Net assets at end of period (000 omitted)	$8,191	$8,242	$8,149	$8,909	$11,648	$9,836

See Notes to Financial Statements
10

MFS International Intrinsic Value Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$36.71	$34.94	$39.03	$49.87	$41.36	$39.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.52	$0.28	$0.06	$0.18	$0.09
Net realized and unrealized gain (loss)	(0.01)	5.57	0.72	(6.94)	10.95	3.67
Total from investment operations	$0.10	$6.09	$1.00	$(6.88)	$11.13	$3.76
Less distributions declared to shareholders
From net investment income	$—	$(0.59)	$(0.21)	$(0.33)	$(0.09)	$(0.26)
From net realized gain	—	(3.73)	(4.88)	(3.63)	(2.53)	(1.39)
Total distributions declared to shareholders	$—	$(4.32)	$(5.09)	$(3.96)	$(2.62)	$(1.65)
Net asset value, end of period (x)	$36.81	$36.71	$34.94	$39.03	$49.87	$41.36
Total return (%) (r)(s)(t)(x)	0.27(n)	18.75	3.42	(15.30)	27.36	9.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.27(a)	1.31	1.29	1.23	1.22	1.24
Expenses after expense reductions	1.26(a)	1.30	1.28	1.21	1.21	1.23
Net investment income (loss)	0.60(a)(l)	1.48	0.79	0.12	0.38	0.23
Portfolio turnover rate	7(n)	12	19	10	7	7
Net assets at end of period (000 omitted)	$110,307	$125,614	$132,772	$153,967	$224,998	$219,474
Class R3	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$40.48	$38.07	$42.06	$53.38	$44.11	$41.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.66	$0.41	$0.20	$0.31	$0.21
Net realized and unrealized gain (loss)	(0.03)	6.13	0.79	(7.49)	11.70	3.89
Total from investment operations	$0.15	$6.79	$1.20	$(7.29)	$12.01	$4.10
Less distributions declared to shareholders
From net investment income	$—	$(0.65)	$(0.31)	$(0.40)	$(0.21)	$(0.38)
From net realized gain	—	(3.73)	(4.88)	(3.63)	(2.53)	(1.39)
Total distributions declared to shareholders	$—	$(4.38)	$(5.19)	$(4.03)	$(2.74)	$(1.77)
Net asset value, end of period (x)	$40.63	$40.48	$38.07	$42.06	$53.38	$44.11
Total return (%) (r)(s)(t)(x)	0.37(n)	19.09	3.66	(15.09)	27.68	9.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.02(a)	1.07	1.04	0.98	0.97	0.99
Expenses after expense reductions	1.01(a)	1.06	1.03	0.96	0.96	0.98
Net investment income (loss)	0.86(a)(l)	1.71	1.07	0.39	0.62	0.49
Portfolio turnover rate	7(n)	12	19	10	7	7
Net assets at end of period (000 omitted)	$905,153	$902,678	$977,368	$1,034,115	$1,383,344	$1,320,257

See Notes to Financial Statements
11

MFS International Intrinsic Value Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$41.14	$38.66	$42.63	$53.98	$44.58	$42.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.77	$0.48	$0.32	$0.45	$0.33
Net realized and unrealized gain (loss)	(0.02)	6.23	0.84	(7.59)	11.82	3.93
Total from investment operations	$0.21	$7.00	$1.32	$(7.27)	$12.27	$4.26
Less distributions declared to shareholders
From net investment income	$—	$(0.79)	$(0.41)	$(0.45)	$(0.34)	$(0.49)
From net realized gain	—	(3.73)	(4.88)	(3.63)	(2.53)	(1.39)
Total distributions declared to shareholders	$—	$(4.52)	$(5.29)	$(4.08)	$(2.87)	$(1.88)
Net asset value, end of period (x)	$41.35	$41.14	$38.66	$42.63	$53.98	$44.58
Total return (%) (r)(s)(t)(x)	0.51(n)	19.38	3.94	(14.89)	27.99	10.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.77(a)	0.82	0.79	0.73	0.72	0.74
Expenses after expense reductions	0.76(a)	0.80	0.78	0.71	0.71	0.73
Net investment income (loss)	1.10(a)(l)	1.96	1.22	0.61	0.88	0.75
Portfolio turnover rate	7(n)	12	19	10	7	7
Net assets at end of period (000 omitted)	$489,037	$557,082	$622,734	$781,557	$1,183,942	$1,019,909
Class R6	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$41.23	$38.75	$42.72	$54.06	$44.63	$42.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.83	$0.57	$0.40	$0.51	$0.37
Net realized and unrealized gain (loss)	(0.01)	6.22	0.80	(7.63)	11.84	3.94
Total from investment operations	$0.24	$7.05	$1.37	$(7.23)	$12.35	$4.31
Less distributions declared to shareholders
From net investment income	$—	$(0.84)	$(0.46)	$(0.48)	$(0.39)	$(0.53)
From net realized gain	—	(3.73)	(4.88)	(3.63)	(2.53)	(1.39)
Total distributions declared to shareholders	$—	$(4.57)	$(5.34)	$(4.11)	$(2.92)	$(1.92)
Net asset value, end of period (x)	$41.47	$41.23	$38.75	$42.72	$54.06	$44.63
Total return (%) (r)(s)(t)(x)	0.58(n)	19.48	4.07	(14.81)	28.15	10.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.67(a)	0.71	0.68	0.62	0.62	0.63
Expenses after expense reductions	0.66(a)	0.69	0.67	0.60	0.61	0.62
Net investment income (loss)	1.21(a)(l)	2.12	1.45	0.78	1.01	0.85
Portfolio turnover rate	7(n)	12	19	10	7	7
Net assets at end of period (000 omitted)	$11,900,881	$11,902,716	$10,806,520	$11,183,181	$13,585,886	$11,561,818

See Notes to Financial Statements
12

MFS International Intrinsic Value Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
13

MFS International Intrinsic Value Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS International Intrinsic Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which affects all public entities that are required to report segment information in accordance with Topic 280. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. Although management is still evaluating the disclosures required by ASU 2023-07, adoption of the standard will not affect the fund's financial position or its results of operations.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data.
14

MFS International Intrinsic Value Fund
Notes to Financial Statements (unaudited) - continued
An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$20,825,534,159	$—	$—	$20,825,534,159
Mutual Funds	769,997,169	—	—	769,997,169
Total	$21,595,531,328	$—	$—	$21,595,531,328
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At November 30, 2024, there were no securities on loan or collateral outstanding.
15

MFS International Intrinsic Value Fund
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
In the event that certain EU tax reclaims received by the fund during a fiscal year exceed the foreign withholding taxes paid by the fund in that same fiscal year, and the fund previously passed foreign tax credits on to their shareholders, the fund will enter into a closing agreement with the Internal Revenue Service (IRS) to pay the associated tax liability on behalf of the fund’s shareholders. During the year ended May 31, 2024, the fund received EU tax reclaims in excess of the foreign taxes withheld during the year. The fund will enter into a closing agreement with the IRS to pay the associated tax liability. At November 30, 2024, the fund has a U.S. tax liability “Payable for IRS compliance fees for tax reclaims” reflected on the Statement of Assets and Liabilities amounting to $4,647,955.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, non-deductible IRS compliance fees for tax reclaims, and foreign taxes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/24
Ordinary income (including any short-term capital gains)	$401,184,634
Long-term capital gains	1,874,254,876
Total distributions	$2,275,439,510
The federal tax cost and the tax basis components of distributable earnings were as follows:
16

MFS International Intrinsic Value Fund
Notes to Financial Statements (unaudited) - continued
As of 11/30/24
Cost of investments	$16,111,023,245
Gross appreciation	6,518,298,769
Gross depreciation	(1,033,790,686)
Net unrealized appreciation (depreciation)	$5,484,508,083
As of 5/31/24
Undistributed ordinary income	327,801,751
Undistributed long-term capital gain	1,227,063,365
Other temporary differences	2,822,150
Net unrealized appreciation (depreciation)	6,233,552,213
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/24	Year ended 5/31/24
Class A	$—	$194,579,439
Class B	—	149,837
Class C	—	2,809,790
Class I	—	670,949,652
Class R1	—	915,815
Class R2	—	14,232,852
Class R3	—	83,620,241
Class R4	—	66,883,726
Class R6	—	1,241,298,158
Total	$—	$2,275,439,510
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $10 billion	0.70%
In excess of $10 billion and up to $15 billion	0.65%
In excess of $15 billion and up to $20 billion	0.55%
In excess of $20 billion and up to $25 billion	0.50%
In excess of $25 billion and up to $30 billion	0.45%
In excess of $30 billion and up to $35 billion	0.43%
In excess of $35 billion	0.41%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2025. For the six months ended November 30, 2024, this management fee reduction amounted to $1,467,152, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2024 was equivalent to an annual effective rate of 0.64% of the fund's average daily net assets.
17

MFS International Intrinsic Value Fund
Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $7,289 for the six months ended November 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 2,280,949
Class B	0.75%	0.25%	1.00%	1.00%	5,211
Class C	0.75%	0.25%	1.00%	1.00%	90,285
Class R1	0.75%	0.25%	1.00%	1.00%	41,434
Class R2	0.25%	0.25%	0.50%	0.50%	297,896
Class R3	—	0.25%	0.25%	0.25%	1,151,249
Total Distribution and Service Fees					$3,867,024
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2024, this rebate amounted to $84 and $260 for Class A and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2024, were as follows:
Amount
Class A	$1,623
Class B	25
Class C	103
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2024, the fee was $73,554, which equated to 0.0007% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $5,324,920.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2024 was equivalent to an annual effective rate of 0.0028% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
18

MFS International Intrinsic Value Fund
Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	3	$144
8/19/2024	Redemption	Class R1	5	189
8/19/2024	Redemption	Class R2	5	194
8/19/2024	Redemption	Class R3	4	186
8/19/2024	Redemption	Class R4	5	191
During the six months ended November 30, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $3,605,597.
(4)  Portfolio Securities
For the six months ended November 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $1,571,301,634 and $2,032,873,040, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/24		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,096,521	$86,081,280	6,156,370	$237,226,544
Class B	—	—	1,036	35,849
Class C	4,404	156,784	18,947	631,703
Class I	6,458,923	287,031,120	16,519,782	687,209,969
Class R1	10,885	385,280	26,362	889,180
Class R2	182,293	6,741,905	404,140	14,245,013
Class R3	2,247,117	91,518,542	4,992,430	195,595,262
Class R4	849,375	35,137,778	2,403,877	93,929,826
Class R6	14,865,739	621,360,709	22,613,585	884,669,944
	26,715,257	$1,128,413,398	53,136,529	$2,114,433,290
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	4,425,137	$163,508,817
Class B	—	—	4,281	147,387
Class C	—	—	85,811	2,721,915
Class I	—	—	15,127,236	602,669,078
Class R1	—	—	28,628	915,815
Class R2	—	—	427,844	14,191,597
Class R3	—	—	2,289,084	83,620,241
Class R4	—	—	1,588,648	58,922,953
Class R6	—	—	32,114,333	1,193,047,471
	—	$—	56,091,002	$2,119,745,274
19

MFS International Intrinsic Value Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/24		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(4,572,980)	$(188,618,440)	(14,948,857)	$(577,739,346)
Class B	(10,107)	(389,729)	(38,879)	(1,415,052)
Class C	(145,085)	(5,138,361)	(537,375)	(17,996,022)
Class I	(12,160,994)	(542,253,618)	(41,825,004)	(1,749,061,014)
Class R1	(12,365)	(438,210)	(62,933)	(2,109,279)
Class R2	(607,025)	(22,464,691)	(1,211,113)	(42,827,348)
Class R3	(2,271,917)	(92,989,855)	(10,653,036)	(406,323,224)
Class R4	(2,564,107)	(106,948,497)	(6,559,062)	(260,552,802)
Class R6	(16,527,451)	(689,947,747)	(44,973,291)	(1,769,309,196)
	(38,872,031)	$(1,649,189,148)	(120,809,550)	$(4,827,333,283)
Net change
Class A	(2,476,459)	$(102,537,160)	(4,367,350)	$(177,003,985)
Class B	(10,107)	(389,729)	(33,562)	(1,231,816)
Class C	(140,681)	(4,981,577)	(432,617)	(14,642,404)
Class I	(5,702,071)	(255,222,498)	(10,177,986)	(459,181,967)
Class R1	(1,480)	(52,930)	(7,943)	(304,284)
Class R2	(424,732)	(15,722,786)	(379,129)	(14,390,738)
Class R3	(24,800)	(1,471,313)	(3,371,522)	(127,107,721)
Class R4	(1,714,732)	(71,810,719)	(2,566,537)	(107,700,023)
Class R6	(1,661,712)	(68,587,038)	9,754,627	308,408,219
	(12,156,774)	$(520,775,750)	(11,582,019)	$(593,154,719)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 26% of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, the MFS Lifetime Income Fund, and the MFS Moderate Allocation Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective at the close of business on May 29, 2015, purchases of the fund were closed to new investors subject to certain exceptions. Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2024, the fund’s commitment fee and interest expense were $53,780 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
20

MFS International Intrinsic Value Fund
Notes to Financial Statements (unaudited) - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended November 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
IMI PLC	$353,648,089	$—	$32,656,638	$10,954,504	$(19,020,714)	$312,925,241
MFS Institutional Money Market Portfolio	626,197,991	1,343,336,128	1,199,523,194	4,287	(18,043)	769,997,169
	$979,846,080	$1,343,336,128	$1,232,179,832	$10,958,791	$(19,038,757)	$1,082,922,410
Affiliated Issuers	Dividend Income	Capital Gain Distributions
IMI PLC	$1,441,587	$—
MFS Institutional Money Market Portfolio	16,925,869	—
	$18,367,456	$—
21

MFS International Intrinsic Value Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust X, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld	Abstain
Steven E. Buller	93,694,553,358.767	2,599,093,584.595	0.000
John A. Caroselli	94,028,434,411.278	2,265,212,532.084	0.000
Maureen R. Goldfarb	94,361,674,360.213	1,931,972,583.149	0.000
Peter D. Jones	94,066,354,687.369	2,227,292,255.993	0.000
John P. Kavanaugh	94,185,926,082.433	2,107,559,444.381	161,416.548
James W. Kilman, Jr.	94,450,795,713.326	1,842,851,230.036	0.000
Clarence Otis, Jr.	93,984,248,122.457	2,309,398,820.905	0.000
Michael W. Roberge	94,352,210,986.123	1,941,435,957.239	0.000
Maryanne L. Roepke	94,413,451,878.996	1,880,195,064.366	0.000
Paula E. Smith	94,545,454,781.292	1,748,192,162.070	0.000
Laurie J. Thomsen	94,416,793,826.848	1,876,853,116.514	0.000
Darrell A. Williams	94,451,319,166.310	1,842,327,777.051	0.000
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Intrinsic Value Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Intrinsic Value Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Intrinsic Value Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
23

MFS International Intrinsic Value Fund
Board Review of Investment Advisory Agreement
MFS International Intrinsic Value Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
24

MFS International Intrinsic Value Fund
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2 billion, $10 billion, $15 billion, $20 billion, $25 billion, $30 billion and $35 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
25

MFS International Intrinsic Value Fund
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
26

MFS International Growth Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International Growth Fund
Portfolio of Investments − 11/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Aerospace & Defense – 1.5%
Rolls-Royce Holdings PLC (a)	27,564,375	$ 196,255,989
Singapore Technologies Engineering Ltd.	19,153,400	64,390,796
		$260,646,785
Alcoholic Beverages – 4.5%
Diageo PLC	7,983,844	$ 239,395,241
Heineken N.V.	5,096,271	377,860,315
Pernod Ricard S.A.	1,393,471	156,171,769
		$773,427,325
Apparel Manufacturers – 2.9%
Burberry Group PLC	3,764,255	$ 43,094,905
Kering S.A.	275,199	64,291,891
LVMH Moet Hennessy Louis Vuitton SE	632,001	396,291,498
		$503,678,294
Brokerage & Asset Managers – 2.4%
Deutsche Boerse AG	1,160,448	$ 272,024,519
London Stock Exchange Group PLC	975,763	140,165,813
		$412,190,332
Business Services – 3.9%
Compass Group PLC	5,350,325	$ 183,513,365
Experian PLC	5,066,465	242,228,895
Nomura Research Institute Ltd.	5,711,600	174,851,909
Sodexo	879,291	73,141,491
		$673,735,660
Chemicals – 0.5%
UPL Ltd.	12,533,799	$ 80,842,883
Computer Software – 8.7%
Dassault Systemes SE	4,798,718	$ 165,812,417
Kingsoft Corp.	12,930,000	52,175,958
OBIC Co. Ltd.	5,228,800	171,393,103
Oracle Corp. Japan	1,225,900	125,506,469
SAP SE	3,543,677	843,436,169
Totvs S.A.	10,419,000	47,903,047
Wisetech Global Ltd.	1,026,275	85,768,304
		$1,491,995,467
Computer Software - Systems – 7.5%
Amadeus IT Group S.A.	5,273,131	$ 370,660,296
Cap Gemini S.A.	1,843,411	296,338,845
Hitachi Ltd.	24,843,400	622,745,211
		$1,289,744,352
FGFFS-SEM
1

MFS International Growth Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 0.3%
Kingspan Group PLC	730,379	$ 55,034,738
Consumer Products – 2.8%
AmorePacific Corp.	1,060,248	$ 79,192,747
Haleon PLC	24,483,641	116,807,214
KOSE Corp.	302,600	13,568,872
Reckitt Benckiser Group PLC	4,231,268	262,108,220
		$471,677,053
Electrical Equipment – 4.0%
Schneider Electric SE	2,626,969	$ 676,959,285
Electronics – 6.7%
ASML Holding N.V.	229,082	$ 159,620,778
SK Hynix, Inc.	621,826	71,273,415
Taiwan Semiconductor Manufacturing Co. Ltd.	20,892,000	640,594,526
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,502,148	277,386,650
		$1,148,875,369
Energy - Independent – 0.8%
Reliance Industries Ltd.	8,989,120	$ 137,470,490
Entertainment – 0.2%
Lottery Corp. Ltd.	9,387,571	$ 31,724,657
Food & Beverages – 3.1%
Nestle S.A.	6,034,831	$ 524,124,319
Food & Drug Stores – 0.4%
Sugi Holdings Co. Ltd.	3,938,600	$ 66,525,070
Gaming & Lodging – 3.1%
Aristocrat Leisure Ltd.	3,684,851	$ 162,870,778
Flutter Entertainment PLC (a)	976,593	269,852,178
Sands China Ltd. (a)	37,099,200	94,590,707
		$527,313,663
Insurance – 2.5%
AIA Group Ltd.	46,700,000	$ 348,986,686
Ping An Insurance Co. of China Ltd., “H”	14,522,000	83,607,783
		$432,594,469
Internet – 1.2%
LY Corp.	29,936,600	$ 82,403,673
NAVER Corp.	832,206	123,185,935
		$205,589,608
Leisure & Toys – 1.7%
Prosus N.V.	2,191,889	$ 89,423,482
Tencent Holdings Ltd.	3,792,500	193,977,305
		$283,400,787
2

MFS International Growth Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 6.2%
Assa Abloy AB	10,526,522	$ 323,689,271
Delta Electronics, Inc.	15,114,000	177,275,313
GEA Group AG	4,001,898	200,410,000
RB Global, Inc.	3,608,468	356,529,988
		$1,057,904,572
Major Banks – 1.6%
DBS Group Holdings Ltd.	8,415,740	$ 266,766,164
Medical Equipment – 5.2%
EssilorLuxottica	1,622,284	$ 394,535,008
QIAGEN N.V.	4,155,546	182,003,479
Sonova Holding AG	430,780	147,148,108
Terumo Corp.	7,970,900	162,518,149
		$886,204,744
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	19,379,400	$ 69,235,269
Oil Services – 0.5%
Tenaris S.A.	4,480,268	$ 86,105,020
Other Banks & Diversified Financials – 4.7%
Credicorp Ltd.	923,887	$ 171,353,322
Element Fleet Management Corp.	8,612,330	182,684,856
Grupo Financiero Banorte S.A. de C.V.	16,793,074	111,601,969
HDFC Bank Ltd.	9,808,964	208,499,073
Kasikornbank Co. Ltd.	13,963,500	61,069,320
Kotak Mahindra Bank Ltd.	3,369,019	70,383,725
		$805,592,265
Pharmaceuticals – 6.4%
Chugai Pharmaceutical Co. Ltd.	858,100	$ 37,835,764
Daiichi Sankyo Co. Ltd.	3,047,700	96,722,316
Merck KGaA	849,718	127,334,682
Novartis AG	2,572,907	272,513,100
Roche Holding AG	1,909,982	554,168,068
		$1,088,573,930
Precious Metals & Minerals – 3.3%
Agnico Eagle Mines Ltd.	3,732,347	$ 314,709,772
Franco-Nevada Corp.	1,978,345	242,236,522
		$556,946,294
Railroad & Shipping – 0.9%
Canadian Pacific Kansas City Ltd.	1,911,083	$ 146,195,836
Restaurants – 0.6%
Yum China Holdings, Inc.	1,547,295	$ 72,026,582
Yum China Holdings, Inc.	660,400	30,128,512
		$102,155,094
3

MFS International Growth Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 7.5%
Air Liquide S.A.	1,895,595	$ 315,520,579
Akzo Nobel N.V.	1,488,838	87,132,708
Linde PLC	957,468	441,383,173
Resonac Holdings Corp.	4,415,400	120,210,770
Sika AG	474,667	122,952,013
Symrise AG	1,709,094	189,012,652
		$1,276,211,895
Specialty Stores – 1.8%
Alibaba Group Holding Ltd.	8,644,700	$ 92,930,470
Zalando SE (a)	3,923,471	122,157,954
ZOZO, Inc.	2,981,700	93,910,399
		$308,998,823
Telecommunications - Wireless – 0.2%
Advanced Info Service Public Co. Ltd.	4,218,700	$ 35,055,893
Tobacco – 0.3%
ITC Ltd.	10,307,958	$ 58,160,202
Total Common Stocks (Identified Cost, $12,395,471,793)		$16,791,656,607
	Strike Price	First Exercise
Rights – 0.0%
Chemicals – 0.0%
UPL Ltd. (8 shares for 1 right, Expiration 12/31/2024) (a) (Identified Cost, $0)	INR 360	12/17/24	1,566,724	$ 3,430,258

Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 4.66% (v) (Identified Cost, $254,248,168)	254,235,521	$ 254,260,945
Other Assets, Less Liabilities – 0.2%		35,514,668
Net Assets – 100.0%		$17,084,862,478
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $254,260,945 and $16,795,086,865, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
INR	Indian Rupee
See Notes to Financial Statements
4

MFS International Growth Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 11/30/24 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $12,395,471,793)	$16,795,086,865
Investments in affiliated issuers, at value (identified cost, $254,248,168)	254,260,945
Foreign currency, at value (identified cost, $992,036)	1,004,360
Receivables for
Investments sold	6,051,518
Fund shares sold	20,649,374
Interest and dividends	47,682,745
Other assets	47,510
Total assets	$17,124,783,317
Liabilities
Payables for
Investments purchased	$6,134,528
Fund shares reacquired	2,935,527
Payable to affiliates
Investment adviser	1,215,516
Administrative services fee	6,754
Shareholder servicing costs	1,648,391
Distribution and service fees	31,382
Payable for independent Trustees' compensation	5,662
Deferred foreign capital gains tax expense payable	26,251,911
Accrued expenses and other liabilities	1,691,168
Total liabilities	$39,920,839
Net assets	$17,084,862,478
Net assets consist of
Paid-in capital	$11,692,698,359
Total distributable earnings (loss)	5,392,164,119
Net assets	$17,084,862,478
Shares of beneficial interest outstanding	369,695,669
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$665,668,173	14,951,820	$44.52
Class B	617,573	15,037	41.07
Class C	24,149,894	611,450	39.50
Class I	4,369,170,679	85,962,704	50.83
Class R1	8,403,513	219,375	38.31
Class R2	20,617,666	516,805	39.89
Class R3	319,870,891	7,259,682	44.06
Class R4	117,051,850	2,609,485	44.86
Class R6	11,559,312,239	257,549,311	44.88
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $47.24 [100 / 94.25 x $44.52]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
5

MFS International Growth Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 11/30/24 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$113,330,882
Dividends from affiliated issuers	6,499,583
Income on securities loaned	46,972
Interest	3,078
Other	2,053
Foreign taxes withheld	(9,122,712)
Total investment income	$110,759,856
Expenses
Management fee	$57,383,231
Distribution and service fees	1,457,052
Shareholder servicing costs	3,661,667
Administrative services fee	309,005
Independent Trustees' compensation	68,153
Custodian fee	857,110
Shareholder communications	362,977
Audit and tax fees	56,951
Legal fees	39,859
Miscellaneous	258,076
Total expenses	$64,454,081
Reduction of expenses by investment adviser and distributor	(1,141,094)
Net expenses	$63,312,987
Net investment income (loss)	$47,446,869
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $580,810 foreign capital gains tax)	$863,150,330
Affiliated issuers	56,333
Foreign currency	(1,242,415)
Net realized gain (loss)	$861,964,248
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $17,528,621 increase in deferred foreign capital gains tax)	$(58,336,626)
Affiliated issuers	(16,747)
Translation of assets and liabilities in foreign currencies	(37,915)
Net unrealized gain (loss)	$(58,391,288)
Net realized and unrealized gain (loss)	$803,572,960
Change in net assets from operations	$851,019,829
See Notes to Financial Statements
6

MFS International Growth Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24
Change in net assets
From operations
Net investment income (loss)	$47,446,869	$215,027,937
Net realized gain (loss)	861,964,248	200,125,390
Net unrealized gain (loss)	(58,391,288)	1,442,939,822
Change in net assets from operations	$851,019,829	$1,858,093,149
Total distributions to shareholders	$—	$(430,495,414)
Change in net assets from fund share transactions	$(353,013,218)	$577,818,110
Total change in net assets	$498,006,611	$2,005,415,845
Net assets
At beginning of period	16,586,855,867	14,581,440,022
At end of period	$17,084,862,478	$16,586,855,867
See Notes to Financial Statements
7

MFS International Growth Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$42.42	$38.82	$37.54	$45.69	$33.66	$32.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.41	$0.35	$0.21	$0.22	$0.23
Net realized and unrealized gain (loss)	2.05	4.22	1.90	(5.48)	12.05	1.20
Total from investment operations	$2.10	$4.63	$2.25	$(5.27)	$12.27	$1.43
Less distributions declared to shareholders
From net investment income	$—	$(0.48)	$(0.31)	$(0.32)	$(0.24)	$(0.35)
From net realized gain	—	(0.55)	(0.66)	(2.56)	—	(0.18)
Total distributions declared to shareholders	$—	$(1.03)	$(0.97)	$(2.88)	$(0.24)	$(0.53)
Net asset value, end of period (x)	$44.52	$42.42	$38.82	$37.54	$45.69	$33.66
Total return (%) (r)(s)(t)(x)	4.95(n)	12.11	6.12	(12.34)	36.52	4.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.07(a)	1.11	1.09	1.08	1.08	1.08
Expenses after expense reductions	1.05(a)	1.09	1.08	1.06	1.06	1.07
Net investment income (loss)	0.24(a)(l)	1.03	0.94	0.49	0.53	0.66
Portfolio turnover rate	8(n)	13	17	12	23	17
Net assets at end of period (000 omitted)	$665,668	$638,324	$626,068	$534,840	$650,731	$546,391

See Notes to Financial Statements
8

MFS International Growth Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$39.27	$35.93	$34.77	$42.52	$31.38	$30.67
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$0.07	$0.00(w)	$(0.13)	$(0.09)	$(0.06)
Net realized and unrealized gain (loss)	1.90	3.93	1.82	(5.06)	11.23	1.15
Total from investment operations	$1.80	$4.00	$1.82	$(5.19)	$11.14	$1.09
Less distributions declared to shareholders
From net investment income	$—	$(0.11)	$—	$—	$—	$(0.20)
From net realized gain	—	(0.55)	(0.66)	(2.56)	—	(0.18)
Total distributions declared to shareholders	$—	$(0.66)	$(0.66)	$(2.56)	$—	$(0.38)
Net asset value, end of period (x)	$41.07	$39.27	$35.93	$34.77	$42.52	$31.38
Total return (%) (r)(s)(t)(x)	4.58(n)	11.25	5.32	(12.99)	35.50	3.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.82(a)	1.86	1.84	1.83	1.82	1.83
Expenses after expense reductions	1.80(a)	1.85	1.83	1.81	1.81	1.82
Net investment income (loss)	(0.48)(a)(l)	0.19	0.00(w)	(0.33)	(0.24)	(0.18)
Portfolio turnover rate	8(n)	13	17	12	23	17
Net assets at end of period (000 omitted)	$618	$786	$1,138	$1,559	$2,439	$2,922
Class C	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$37.77	$34.67	$33.61	$41.19	$30.40	$29.76
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$0.10	$0.03	$(0.11)	$(0.08)	$(0.04)
Net realized and unrealized gain (loss)	1.83	3.75	1.73	(4.91)	10.87	1.10
Total from investment operations	$1.73	$3.85	$1.76	$(5.02)	$10.79	$1.06
Less distributions declared to shareholders
From net investment income	$—	$(0.20)	$(0.04)	$(0.00)(w)	$—	$(0.24)
From net realized gain	—	(0.55)	(0.66)	(2.56)	—	(0.18)
Total distributions declared to shareholders	$—	$(0.75)	$(0.70)	$(2.56)	$—	$(0.42)
Net asset value, end of period (x)	$39.50	$37.77	$34.67	$33.61	$41.19	$30.40
Total return (%) (r)(s)(t)(x)	4.58(n)	11.24	5.33	(12.99)	35.49	3.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.81(a)	1.86	1.84	1.83	1.82	1.83
Expenses after expense reductions	1.80(a)	1.85	1.83	1.81	1.81	1.82
Net investment income (loss)	(0.50)(a)(l)	0.28	0.09	(0.29)	(0.21)	(0.14)
Portfolio turnover rate	8(n)	13	17	12	23	17
Net assets at end of period (000 omitted)	$24,150	$25,405	$27,498	$30,292	$41,907	$39,530

See Notes to Financial Statements
9

MFS International Growth Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$48.36	$44.10	$42.50	$51.32	$37.75	$36.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.60	$0.48	$0.37	$0.39	$0.34
Net realized and unrealized gain (loss)	2.35	4.77	2.18	(6.20)	13.49	1.35
Total from investment operations	$2.47	$5.37	$2.66	$(5.83)	$13.88	$1.69
Less distributions declared to shareholders
From net investment income	$—	$(0.56)	$(0.40)	$(0.43)	$(0.31)	$(0.37)
From net realized gain	—	(0.55)	(0.66)	(2.56)	—	(0.18)
Total distributions declared to shareholders	$—	$(1.11)	$(1.06)	$(2.99)	$(0.31)	$(0.55)
Net asset value, end of period (x)	$50.83	$48.36	$44.10	$42.50	$51.32	$37.75
Total return (%) (r)(s)(t)(x)	5.11(n)	12.36	6.37	(12.10)	36.85	4.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82(a)	0.86	0.84	0.83	0.83	0.83
Expenses after expense reductions	0.80(a)	0.84	0.83	0.81	0.82	0.82
Net investment income (loss)	0.49(a)(l)	1.33	1.14	0.77	0.84	0.89
Portfolio turnover rate	8(n)	13	17	12	23	17
Net assets at end of period (000 omitted)	$4,369,171	$4,102,118	$3,576,683	$3,251,727	$3,722,298	$2,457,330
Class R1	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$36.63	$33.69	$32.73	$40.23	$29.72	$29.12
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$0.11	$0.04	$(0.08)	$(0.06)	$(0.03)
Net realized and unrealized gain (loss)	1.78	3.63	1.66	(4.81)	10.62	1.07
Total from investment operations	$1.68	$3.74	$1.70	$(4.89)	$10.56	$1.04
Less distributions declared to shareholders
From net investment income	$—	$(0.25)	$(0.08)	$(0.05)	$(0.05)	$(0.26)
From net realized gain	—	(0.55)	(0.66)	(2.56)	—	(0.18)
Total distributions declared to shareholders	$—	$(0.80)	$(0.74)	$(2.61)	$(0.05)	$(0.44)
Net asset value, end of period (x)	$38.31	$36.63	$33.69	$32.73	$40.23	$29.72
Total return (%) (r)(s)(t)(x)	4.59(n)	11.25	5.30	(12.99)	35.53	3.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.81(a)	1.86	1.84	1.83	1.83	1.83
Expenses after expense reductions	1.80(a)	1.84	1.83	1.81	1.81	1.82
Net investment income (loss)	(0.50)(a)(l)	0.32	0.13	(0.21)	(0.17)	(0.11)
Portfolio turnover rate	8(n)	13	17	12	23	17
Net assets at end of period (000 omitted)	$8,404	$8,136	$7,182	$6,895	$7,424	$4,890

See Notes to Financial Statements
10

MFS International Growth Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$38.05	$34.89	$33.87	$41.51	$30.63	$29.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.22	$0.21	$0.10	$0.10	$0.15
Net realized and unrealized gain (loss)	1.84	3.83	1.73	(4.96)	10.97	1.07
Total from investment operations	$1.84	$4.05	$1.94	$(4.86)	$11.07	$1.22
Less distributions declared to shareholders
From net investment income	$—	$(0.34)	$(0.26)	$(0.22)	$(0.19)	$(0.33)
From net realized gain	—	(0.55)	(0.66)	(2.56)	—	(0.18)
Total distributions declared to shareholders	$—	$(0.89)	$(0.92)	$(2.78)	$(0.19)	$(0.51)
Net asset value, end of period (x)	$39.89	$38.05	$34.89	$33.87	$41.51	$30.63
Total return (%) (r)(s)(t)(x)	4.84(n)	11.78	5.85	(12.55)	36.20	3.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.32(a)	1.37	1.34	1.33	1.33	1.33
Expenses after expense reductions	1.30(a)	1.35	1.33	1.31	1.31	1.32
Net investment income (loss)	0.01(a)(l)	0.63	0.62	0.26	0.28	0.48
Portfolio turnover rate	8(n)	13	17	12	23	17
Net assets at end of period (000 omitted)	$20,618	$22,937	$37,317	$34,618	$40,886	$34,149
Class R3	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$41.98	$38.45	$37.20	$45.30	$33.38	$32.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.43	$0.38	$0.21	$0.23	$0.23
Net realized and unrealized gain (loss)	2.03	4.15	1.85	(5.43)	11.94	1.18
Total from investment operations	$2.08	$4.58	$2.23	$(5.22)	$12.17	$1.41
Less distributions declared to shareholders
From net investment income	$—	$(0.50)	$(0.32)	$(0.32)	$(0.25)	$(0.36)
From net realized gain	—	(0.55)	(0.66)	(2.56)	—	(0.18)
Total distributions declared to shareholders	$—	$(1.05)	$(0.98)	$(2.88)	$(0.25)	$(0.54)
Net asset value, end of period (x)	$44.06	$41.98	$38.45	$37.20	$45.30	$33.38
Total return (%) (r)(s)(t)(x)	4.95(n)	12.09	6.11	(12.33)	36.55	4.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.07(a)	1.11	1.09	1.08	1.08	1.08
Expenses after expense reductions	1.05(a)	1.09	1.08	1.06	1.06	1.07
Net investment income (loss)	0.24(a)(l)	1.08	1.03	0.49	0.58	0.69
Portfolio turnover rate	8(n)	13	17	12	23	17
Net assets at end of period (000 omitted)	$319,871	$316,301	$269,664	$149,194	$182,926	$124,732

See Notes to Financial Statements
11

MFS International Growth Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$42.68	$39.03	$37.74	$45.91	$33.79	$32.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.50	$0.41	$0.33	$0.31	$0.31
Net realized and unrealized gain (loss)	2.06	4.25	1.94	(5.51)	12.12	1.20
Total from investment operations	$2.18	$4.75	$2.35	$(5.18)	$12.43	$1.51
Less distributions declared to shareholders
From net investment income	$—	$(0.55)	$(0.40)	$(0.43)	$(0.31)	$(0.37)
From net realized gain	—	(0.55)	(0.66)	(2.56)	—	(0.18)
Total distributions declared to shareholders	$—	$(1.10)	$(1.06)	$(2.99)	$(0.31)	$(0.55)
Net asset value, end of period (x)	$44.86	$42.68	$39.03	$37.74	$45.91	$33.79
Total return (%) (r)(s)(t)(x)	5.11(n)	12.37	6.38	(12.11)	36.87	4.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82(a)	0.86	0.84	0.83	0.83	0.83
Expenses after expense reductions	0.80(a)	0.85	0.83	0.81	0.81	0.82
Net investment income (loss)	0.52(a)(l)	1.24	1.12	0.76	0.77	0.91
Portfolio turnover rate	8(n)	13	17	12	23	17
Net assets at end of period (000 omitted)	$117,052	$133,781	$237,042	$224,116	$273,949	$262,925
Class R6	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$42.68	$39.05	$37.75	$45.93	$33.80	$32.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.58	$0.48	$0.38	$0.39	$0.34
Net realized and unrealized gain (loss)	2.06	4.22	1.93	(5.51)	12.08	1.21
Total from investment operations	$2.20	$4.80	$2.41	$(5.13)	$12.47	$1.55
Less distributions declared to shareholders
From net investment income	$—	$(0.62)	$(0.45)	$(0.49)	$(0.34)	$(0.38)
From net realized gain	—	(0.55)	(0.66)	(2.56)	—	(0.18)
Total distributions declared to shareholders	$—	$(1.17)	$(1.11)	$(3.05)	$(0.34)	$(0.56)
Net asset value, end of period (x)	$44.88	$42.68	$39.05	$37.75	$45.93	$33.80
Total return (%) (r)(s)(t)(x)	5.15(n)	12.50	6.53	(12.01)	37.00	4.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.70(a)	0.73	0.72	0.71	0.72	0.74
Expenses after expense reductions	0.68(a)	0.72	0.70	0.69	0.71	0.73
Net investment income (loss)	0.61(a)(l)	1.45	1.30	0.89	0.96	1.00
Portfolio turnover rate	8(n)	13	17	12	23	17
Net assets at end of period (000 omitted)	$11,559,312	$11,339,067	$9,798,848	$8,329,602	$9,597,724	$7,506,854

See Notes to Financial Statements
12

MFS International Growth Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
13

MFS International Growth Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS International Growth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which affects all public entities that are required to report segment information in accordance with Topic 280. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. Although management is still evaluating the disclosures required by ASU 2023-07, adoption of the standard will not affect the fund's financial position or its results of operations.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
14

MFS International Growth Fund
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$2,539,062,783	$—	$—	$2,539,062,783
Germany	1,936,379,455	—	—	1,936,379,455
Japan	1,768,191,705	—	—	1,768,191,705
Switzerland	1,620,905,608	—	—	1,620,905,608
United Kingdom	1,423,569,642	—	—	1,423,569,642
Canada	1,242,356,974	—	—	1,242,356,974
Taiwan	1,095,256,489	—	—	1,095,256,489
Netherlands	714,037,283	—	—	714,037,283
China	594,081,879	—	—	594,081,879
Other Countries	3,857,814,789	3,430,258	—	3,861,245,047
Mutual Funds	254,260,945	—	—	254,260,945
Total	$17,045,917,552	$3,430,258	$—	$17,049,347,810
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard
15

MFS International Growth Fund
Notes to Financial Statements (unaudited) - continued
trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At November 30, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/24
Ordinary income (including any short-term capital gains)	$255,093,827
Long-term capital gains	175,401,587
Total distributions	$430,495,414
16

MFS International Growth Fund
Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/24
Cost of investments	$12,650,711,998
Gross appreciation	5,221,910,381
Gross depreciation	(823,274,569)
Net unrealized appreciation (depreciation)	$4,398,635,812
As of 5/31/24
Undistributed ordinary income	175,269,002
Undistributed long-term capital gain	88,819,041
Other temporary differences	(6,385,181)
Net unrealized appreciation (depreciation)	4,283,441,428
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/24	Year ended 5/31/24
Class A	$—	$17,238,013
Class B	—	16,379
Class C	—	542,806
Class I	—	92,086,533
Class R1	—	176,572
Class R2	—	730,415
Class R3	—	7,763,605
Class R4	—	3,862,652
Class R6	—	308,078,439
Total	$—	$430,495,414
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.65%
In excess of $10 billion and up to $20 billion	0.62%
In excess of $20 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2025. For the six months ended November 30, 2024, this management fee reduction amounted to $1,141,012, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2024 was equivalent to an annual effective rate of 0.66% of the fund's average daily net assets.
17

MFS International Growth Fund
Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $25,418 for the six months ended November 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 826,691
Class B	0.75%	0.25%	1.00%	1.00%	3,540
Class C	0.75%	0.25%	1.00%	1.00%	126,539
Class R1	0.75%	0.25%	1.00%	1.00%	41,742
Class R2	0.25%	0.25%	0.50%	0.50%	54,444
Class R3	—	0.25%	0.25%	0.25%	404,096
Total Distribution and Service Fees					$1,457,052
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2024, this rebate amounted to $82 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2024, were as follows:
Amount
Class A	$3,347
Class B	33
Class C	606
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2024, the fee was $206,966, which equated to 0.0024% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,454,701.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2024 was equivalent to an annual effective rate of 0.0036% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
18

MFS International Growth Fund
Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	2	$116
8/19/2024	Redemption	Class R1	3	125
8/19/2024	Redemption	Class R2	4	152
8/19/2024	Redemption	Class R3	3	145
8/19/2024	Redemption	Class R4	4	175
(4)  Portfolio Securities
For the six months ended November 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $1,404,505,129 and $1,691,308,759, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/24		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,499,185	$66,635,300	3,783,914	$149,197,654
Class B	—	—	1,368	48,815
Class C	39,493	1,553,305	86,553	3,090,081
Class I	8,753,365	442,643,680	22,519,808	1,020,562,269
Class R1	18,589	712,888	34,114	1,178,419
Class R2	38,512	1,525,509	273,823	9,659,654
Class R3	827,295	36,918,815	2,220,925	86,631,310
Class R4	315,724	14,029,511	1,066,201	42,679,510
Class R6	15,055,836	671,578,466	46,225,792	1,847,250,958
	26,547,999	$1,235,597,474	76,212,498	$3,160,298,670
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	311,289	$12,317,712
Class B	—	—	446	16,379
Class C	—	—	13,938	492,710
Class I	—	—	1,887,658	85,057,876
Class R1	—	—	5,149	176,572
Class R2	—	—	20,361	723,635
Class R3	—	—	198,253	7,763,605
Class R4	—	—	85,724	3,409,254
Class R6	—	—	7,221,019	287,035,502
	—	$—	9,743,837	$396,993,245
19

MFS International Growth Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/24		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,596,761)	$(70,614,482)	(5,172,234)	$(206,819,730)
Class B	(4,985)	(204,538)	(13,468)	(493,997)
Class C	(100,672)	(3,984,764)	(221,028)	(7,898,886)
Class I	(7,612,077)	(385,990,944)	(20,687,421)	(937,414,437)
Class R1	(21,303)	(812,590)	(30,324)	(1,043,626)
Class R2	(124,450)	(4,935,652)	(761,019)	(26,935,706)
Class R3	(1,102,620)	(48,576,802)	(1,898,058)	(75,244,584)
Class R4	(840,645)	(36,969,541)	(4,090,187)	(165,819,559)
Class R6	(23,180,524)	(1,036,521,379)	(38,710,372)	(1,557,803,280)
	(34,584,037)	$(1,588,610,692)	(71,584,111)	$(2,979,473,805)
Net change
Class A	(97,576)	$(3,979,182)	(1,077,031)	$(45,304,364)
Class B	(4,985)	(204,538)	(11,654)	(428,803)
Class C	(61,179)	(2,431,459)	(120,537)	(4,316,095)
Class I	1,141,288	56,652,736	3,720,045	168,205,708
Class R1	(2,714)	(99,702)	8,939	311,365
Class R2	(85,938)	(3,410,143)	(466,835)	(16,552,417)
Class R3	(275,325)	(11,657,987)	521,120	19,150,331
Class R4	(524,921)	(22,940,030)	(2,938,262)	(119,730,795)
Class R6	(8,124,688)	(364,942,913)	14,736,439	576,483,180
	(8,036,038)	$(353,013,218)	14,372,224	$577,818,110
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund and the MFS Growth Allocation Fund were the owners of record of approximately 33% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Moderate Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2024, the fund’s commitment fee and interest expense were $40,706 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
20

MFS International Growth Fund
Notes to Financial Statements (unaudited) - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended November 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$232,641,263	$1,126,386,973	$1,104,806,877	$56,333	$(16,747)	$254,260,945
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,499,583	$—
21

MFS International Growth Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust X, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld	Abstain
Steven E. Buller	93,694,553,358.767	2,599,093,584.595	0.000
John A. Caroselli	94,028,434,411.278	2,265,212,532.084	0.000
Maureen R. Goldfarb	94,361,674,360.213	1,931,972,583.149	0.000
Peter D. Jones	94,066,354,687.369	2,227,292,255.993	0.000
John P. Kavanaugh	94,185,926,082.433	2,107,559,444.381	161,416.548
James W. Kilman, Jr.	94,450,795,713.326	1,842,851,230.036	0.000
Clarence Otis, Jr.	93,984,248,122.457	2,309,398,820.905	0.000
Michael W. Roberge	94,352,210,986.123	1,941,435,957.239	0.000
Maryanne L. Roepke	94,413,451,878.996	1,880,195,064.366	0.000
Paula E. Smith	94,545,454,781.292	1,748,192,162.070	0.000
Laurie J. Thomsen	94,416,793,826.848	1,876,853,116.514	0.000
Darrell A. Williams	94,451,319,166.310	1,842,327,777.051	0.000
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Growth Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Growth Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Growth Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
23

MFS International Growth Fund
Board Review of Investment Advisory Agreement
MFS International Growth Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
24

MFS International Growth Fund
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2 billion, $5 billion, $10 billion and $20 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
25

MFS International Growth Fund
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
26

MFS Emerging Markets Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Emerging Markets Equity Fund
Portfolio of Investments − 11/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Airlines – 0.8%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	3,130,640	$ 24,330,547
Grupo Aeroportuario del Sureste, “B”	1,538,528	39,218,921
		$63,549,468
Alcoholic Beverages – 4.1%
Ambev S.A., ADR	35,756,467	$ 75,803,710
China Resources Beer Holdings Co. Ltd.	13,252,000	44,619,529
Kweichow Moutai Co. Ltd., “A”	623,513	131,523,870
Wuliangye Yibin Co. Ltd., “A”	3,033,218	61,548,780
		$313,495,889
Automotive – 4.5%
BYD Co. Ltd.	2,027,500	$ 66,077,313
Hero MotoCorp Ltd.	588,816	33,182,125
Mahindra & Mahindra Ltd.	2,971,215	104,299,549
Maruti Suzuki India Ltd.	441,810	57,904,254
PT Astra International Tbk	248,404,800	79,953,580
		$341,416,821
Biotechnology – 0.5%
Hugel, Inc. (a)	190,323	$ 35,471,116
Brokerage & Asset Managers – 0.4%
B3 S.A. - Brasil Bolsa Balcao	20,451,300	$ 31,707,973
Business Services – 5.0%
Infosys Ltd.	8,956,792	$ 196,936,266
Tata Consultancy Services Ltd.	3,211,201	162,309,662
Tech Mahindra Ltd.	1,142,124	23,144,920
		$382,390,848
Chemicals – 1.1%
UPL Ltd.	12,488,073	$ 80,547,951
Computer Software – 1.2%
Kingsoft Corp.	22,587,400	$ 91,146,112
Computer Software - Systems – 5.6%
EPAM Systems, Inc. (a)	144,779	$ 35,314,494
Hon Hai Precision Industry Co. Ltd.	15,823,000	95,231,244
Samsung Electronics Co. Ltd.	7,696,233	299,011,382
		$429,557,120
Conglomerates – 0.7%
LG Corp.	934,933	$ 50,196,396
FEMFS-SEM
1

MFS Emerging Markets Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 3.2%
Anhui Conch Cement Co. Ltd.	16,250,000	$ 42,392,757
Beijing New Building Materials PLC, “A”	11,705,894	46,156,476
Gree Electric Appliances, Inc., “A”	9,726,839	56,588,214
Midea Group Co. Ltd., “A”	3,598,408	34,889,342
Techtronic Industries Co. Ltd.	3,902,500	54,966,201
Zhejiang Supor Co. Ltd., “A”	1,433,052	10,358,004
		$245,350,994
Consumer Services – 0.4%
MakeMyTrip Ltd. (a)	269,891	$ 30,967,293
Electronics – 12.0%
ASE Technology Holding Co. Ltd	22,754,000	$ 106,124,157
SK Hynix, Inc.	521,235	59,743,720
SK Square Co. Ltd. (a)	571,254	30,097,250
Taiwan Semiconductor Manufacturing Co. Ltd.	23,740,695	727,941,761
		$923,906,888
Energy - Independent – 2.1%
Bharat Petroleum Corp. Ltd.	15,176,294	$ 52,463,813
PT United Tractors Tbk	31,343,100	52,963,806
Reliance Industries Ltd.	3,740,478	57,203,079
		$162,630,698
Energy - Integrated – 4.1%
Galp Energia SGPS S.A., “B”	4,299,349	$ 70,684,240
Petroleo Brasileiro S.A., ADR	6,675,037	95,319,528
Petroleo Brasileiro S.A., ADR	3,680,671	47,995,950
Petronet LNG Ltd.	14,620,673	57,637,424
Saudi Arabian Oil Co.	6,068,883	44,342,633
		$315,979,775
Engineering - Construction – 0.8%
Doosan Bobcat, Inc.	2,159,861	$ 60,071,400
Food & Beverages – 3.0%
Gruma S.A.B. de C.V.	2,495,669	$ 42,276,916
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	30,258,727	119,561,515
Orion Corp.	977,254	71,872,880
		$233,711,311
Food & Drug Stores – 0.5%
BIM Birlesik Magazalar A.S.	2,761,840	$ 37,694,655
Insurance – 5.2%
AIA Group Ltd.	8,400,800	$ 62,778,744
DB Insurance Co. Ltd.	871,179	68,193,073
Hyundai Marine & Fire Insurance Co. Ltd.	2,979,320	56,807,937
Ping An Insurance Co. of China Ltd., “H”	22,551,500	129,836,174
Samsung Fire & Marine Insurance Co. Ltd.	292,110	82,185,710
		$399,801,638
2

MFS Emerging Markets Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 0.2%
Baidu, Inc., ADR (a)	177,892	$ 15,129,715
Leisure & Toys – 7.5%
NetEase, Inc., ADR	1,389,508	$ 121,554,160
Tencent Holdings Ltd.	8,889,800	454,692,009
		$576,246,169
Machinery & Tools – 1.6%
Delta Electronics, Inc.	10,622,000	$ 124,587,692
Major Banks – 4.0%
Banco Bradesco S.A., ADR	26,555,662	$ 56,563,560
Bandhan Bank Ltd.	16,668,827	33,354,915
Erste Group Bank AG	754,327	41,431,976
National Bank of Greece S.A	4,924,293	34,739,042
Nedbank Group Ltd.	4,355,516	69,741,387
OTP Bank PLC	1,344,692	72,950,572
		$308,781,452
Medical & Health Technology & Services – 0.0%
Burning Rock Biotech Ltd., ADR (a)(l)	318,839	$ 1,995,932
Metals & Mining – 2.1%
Industries Qatar Q.P.S.C.	15,005,749	$ 53,494,815
Vale S.A., ADR	10,678,418	105,289,202
		$158,784,017
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	8,096,300	$ 28,925,019
Network & Telecom – 1.2%
Accton Technology Corp.	3,003,000	$ 60,738,571
GDS Holdings Ltd., “A” (a)	4,639,700	11,376,548
GDS Holdings Ltd., ADR (a)	1,069,488	21,058,219
		$93,173,338
Oil Services – 0.6%
Samsung E&A Co. Ltd. (a)	3,655,788	$ 47,038,740
Other Banks & Diversified Financials – 13.5%
Bangkok Bank Public Co. Ltd.	12,928,200	$ 56,164,496
Bank Negara Indonesia PT	269,601,100	84,734,205
China Construction Bank Corp.	202,568,490	152,289,519
China Merchants Bank Co. Ltd.	8,914,500	40,382,981
Credicorp Ltd.	581,158	107,787,374
Emirates NBD Bank PJSC	9,152,309	49,836,963
Grupo Financiero Banorte S.A. de C.V.	7,968,218	52,954,499
HDFC Bank Ltd.	6,461,212	137,339,347
Kasikornbank Co. Ltd.	18,573,100	81,229,390
KB Financial Group, Inc.	1,723,029	118,816,809
Kotak Mahindra Bank Ltd.	6,267,001	130,926,799
Saudi Awwal Bank	2,768,208	22,878,665
3

MFS Emerging Markets Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Sberbank of Russia PJSC (a)(u)	50,760,059	$ 0
		$1,035,341,047
Pharmaceuticals – 0.1%
Hypera S.A.	2,519,545	$ 8,234,524
Precious Metals & Minerals – 0.8%
Gold Fields Ltd., ADR	4,134,047	$ 59,902,341
Real Estate – 2.0%
Emaar Properties PJSC	36,382,829	$ 94,599,912
Hang Lung Properties Ltd.	40,093,000	32,511,737
SM Investments Corp.	1,559,830	23,277,074
		$150,388,723
Specialty Stores – 5.3%
Alibaba Group Holding Ltd.	23,035,248	$ 247,628,768
Multiplan Empreendimentos Imobiliarios S.A.	4,490,256	17,885,543
PDD Holdings, Inc., ADR (a)	234,386	22,632,312
Vipshop Holdings Ltd., ADR	4,039,785	55,789,431
Walmart de Mexico S.A.B. de C.V.	24,512,799	64,882,749
		$408,818,803
Telecommunications - Wireless – 2.1%
Advanced Info Service Public Co. Ltd.	3,833,000	$ 31,850,864
Etihad Etisalat Co.	4,457,246	65,490,159
PT Telekom Indonesia	368,350,100	62,999,607
		$160,340,630
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	2,566,317	$ 40,576,028
Tobacco – 1.7%
British American Tobacco PLC	1,686,156	$ 64,217,321
ITC Ltd.	11,992,523	67,664,959
		$131,882,280
Total Common Stocks (Identified Cost, $6,575,427,141)		$7,579,740,796
	Strike Price	First Exercise
Rights – 0.0%
Chemicals – 0.0%
UPL Ltd. (8 shares for 1 right, Expiration 12/31/2024) (a) (Identified Cost, $0)	INR 360	12/17/24	1,561,009	$ 3,417,745

4

MFS Emerging Markets Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 4.66% (v) (Identified Cost, $100,190,277)	100,186,880	$ 100,196,899
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.59% (j) (Identified Cost, $185,900)	185,900	$ 185,900
Other Assets, Less Liabilities – (0.1)%		(8,673,929)
Net Assets – 100.0%		$7,674,867,411
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $100,196,899 and $7,583,344,441, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
INR	Indian Rupee
See Notes to Financial Statements
5

MFS Emerging Markets Equity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 11/30/24 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $208,208 of securities on loan (identified cost, $6,575,613,041)	$7,583,344,441
Investments in affiliated issuers, at value (identified cost, $100,190,277)	100,196,899
Cash	1,979,788
Receivables for
Fund shares sold	13,551,527
Interest and dividends	7,294,747
Other assets	8,002
Total assets	$7,706,375,404
Liabilities
Payables for
Fund shares reacquired	$203,333
Collateral for securities loaned, at value	185,900
Payable to affiliates
Investment adviser	643,185
Administrative services fee	6,754
Shareholder servicing costs	103,825
Distribution and service fees	5,163
Payable for independent Trustees' compensation	3,286
Deferred foreign capital gains tax expense payable	28,322,675
Accrued expenses and other liabilities	2,033,872
Total liabilities	$31,507,993
Net assets	$7,674,867,411
Net assets consist of
Paid-in capital	$7,530,382,048
Total distributable earnings (loss)	144,485,363
Net assets	$7,674,867,411
Shares of beneficial interest outstanding	216,224,832
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$165,894,320	4,951,958	$33.50
Class B	339,366	11,081	30.63
Class C	2,718,326	91,279	29.78
Class I	100,347,219	2,826,252	35.51
Class R1	776,893	26,453	29.37
Class R2	2,099,576	69,284	30.30
Class R3	1,793,222	53,582	33.47
Class R4	5,866,406	175,646	33.40
Class R6	7,395,032,083	208,019,297	35.55
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $35.54 [100 / 94.25 x $33.50]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
6

MFS Emerging Markets Equity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 11/30/24 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$126,259,805
Dividends from affiliated issuers	3,298,518
Other	964,302
Income on securities loaned	79,679
Interest	285
Foreign taxes withheld	(14,919,402)
Total investment income	$115,683,187
Expenses
Management fee	$35,045,218
Distribution and service fees	241,243
Shareholder servicing costs	275,943
Administrative services fee	309,005
Independent Trustees' compensation	64,387
Custodian fee	1,559,318
Shareholder communications	114,895
Audit and tax fees	66,419
Legal fees	18,728
Miscellaneous	191,081
Total expenses	$37,886,237
Reduction of expenses by investment adviser and distributor	(1,378,285)
Net expenses	$36,507,952
Net investment income (loss)	$79,175,235
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $3,962,630 foreign capital gains tax)	$31,810,128
Affiliated issuers	11,761
Foreign currency	(2,084,373)
Net realized gain (loss)	$29,737,516
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $22,374,169 increase in deferred foreign capital gains tax)	$398,460,604
Affiliated issuers	(4,761)
Translation of assets and liabilities in foreign currencies	(43,911)
Net unrealized gain (loss)	$398,411,932
Net realized and unrealized gain (loss)	$428,149,448
Change in net assets from operations	$507,324,683
See Notes to Financial Statements
7

MFS Emerging Markets Equity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24
Change in net assets
From operations
Net investment income (loss)	$79,175,235	$182,227,475
Net realized gain (loss)	29,737,516	(233,675,613)
Net unrealized gain (loss)	398,411,932	846,907,442
Change in net assets from operations	$507,324,683	$795,459,304
Total distributions to shareholders	$—	$(195,005,589)
Change in net assets from fund share transactions	$(381,092,316)	$43,328,238
Total change in net assets	$126,232,367	$643,781,953
Net assets
At beginning of period	7,548,635,044	6,904,853,091
At end of period	$7,674,867,411	$7,548,635,044
See Notes to Financial Statements
8

MFS Emerging Markets Equity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$31.50	$29.10	$30.53	$41.38	$28.13	$31.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.64	$0.62	$0.49	$0.33	$0.58
Net realized and unrealized gain (loss)	1.73	2.51	(1.77)	(10.64)	13.12	(3.50)
Total from investment operations	$2.00	$3.15	$(1.15)	$(10.15)	$13.45	$(2.92)
Less distributions declared to shareholders
From net investment income	$—	$(0.75)	$(0.28)	$(0.70)	$(0.20)	$(0.58)
Net asset value, end of period (x)	$33.50	$31.50	$29.10	$30.53	$41.38	$28.13
Total return (%) (r)(s)(t)(x)	6.35(n)	10.99	(3.75)	(24.78)	47.89	(9.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.35(a)	1.36	1.38	1.35	1.34	1.39
Expenses after expense reductions	1.31(a)	1.31	1.31	1.31	1.31	1.30
Net investment income (loss)	1.62(a)	2.11	2.18	1.38	0.89	1.82
Portfolio turnover rate	17(n)	34	36	38	37	32
Net assets at end of period (000 omitted)	$165,894	$164,392	$157,909	$168,750	$204,557	$118,726
Class B	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$28.90	$26.70	$27.95	$37.84	$25.78	$29.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.37	$0.36	$0.20	$0.05	$0.35
Net realized and unrealized gain (loss)	1.59	2.31	(1.61)	(9.73)	12.01	(3.26)
Total from investment operations	$1.73	$2.68	$(1.25)	$(9.53)	$12.06	$(2.91)
Less distributions declared to shareholders
From net investment income	$—	$(0.48)	$—	$(0.36)	$—	$(0.32)
Net asset value, end of period (x)	$30.63	$28.90	$26.70	$27.95	$37.84	$25.78
Total return (%) (r)(s)(t)(x)	5.99(n)	10.14	(4.47)	(25.33)	46.78	(10.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.10(a)	2.11	2.13	2.09	2.09	2.13
Expenses after expense reductions	2.06(a)	2.06	2.06	2.06	2.06	2.06
Net investment income (loss)	0.93(a)	1.34	1.40	0.59	0.16	1.19
Portfolio turnover rate	17(n)	34	36	38	37	32
Net assets at end of period (000 omitted)	$339	$421	$673	$1,166	$2,396	$2,393

See Notes to Financial Statements
9

MFS Emerging Markets Equity Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$28.10	$26.00	$27.23	$36.91	$25.15	$28.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.37	$0.35	$0.20	$0.06	$0.33
Net realized and unrealized gain (loss)	1.54	2.23	(1.56)	(9.49)	11.70	(3.17)
Total from investment operations	$1.68	$2.60	$(1.21)	$(9.29)	$11.76	$(2.84)
Less distributions declared to shareholders
From net investment income	$—	$(0.50)	$(0.02)	$(0.39)	$—	$(0.34)
Net asset value, end of period (x)	$29.78	$28.10	$26.00	$27.23	$36.91	$25.15
Total return (%) (r)(s)(t)(x)	5.98(n)	10.11	(4.45)	(25.33)	46.76	(10.23)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.10(a)	2.11	2.13	2.09	2.09	2.13
Expenses after expense reductions	2.06(a)	2.06	2.06	2.06	2.06	2.06
Net investment income (loss)	0.92(a)	1.37	1.39	0.62	0.18	1.16
Portfolio turnover rate	17(n)	34	36	38	37	32
Net assets at end of period (000 omitted)	$2,718	$2,887	$3,702	$5,427	$10,467	$10,082
Class I	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$33.34	$30.75	$32.24	$43.63	$29.64	$33.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.75	$0.74	$0.60	$0.43	$0.66
Net realized and unrealized gain (loss)	1.84	2.66	(1.88)	(11.21)	13.84	(3.65)
Total from investment operations	$2.17	$3.41	$(1.14)	$(10.61)	$14.27	$(2.99)
Less distributions declared to shareholders
From net investment income	$—	$(0.82)	$(0.35)	$(0.78)	$(0.28)	$(0.66)
Net asset value, end of period (x)	$35.51	$33.34	$30.75	$32.24	$43.63	$29.64
Total return (%) (r)(s)(t)(x)	6.51(n)	11.27	(3.51)	(24.59)	48.24	(9.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.10(a)	1.11	1.13	1.09	1.09	1.15
Expenses after expense reductions	1.06(a)	1.06	1.06	1.06	1.06	1.06
Net investment income (loss)	1.87(a)	2.35	2.44	1.59	1.11	1.98
Portfolio turnover rate	17(n)	34	36	38	37	32
Net assets at end of period (000 omitted)	$100,347	$100,206	$95,629	$93,329	$168,061	$94,350

See Notes to Financial Statements
10

MFS Emerging Markets Equity Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$27.72	$25.42	$26.70	$36.41	$24.80	$27.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.52	$0.35	$0.16	$0.05	$0.30
Net realized and unrealized gain (loss)	1.55	2.05	(1.54)	(9.30)	11.56	(3.09)
Total from investment operations	$1.65	$2.57	$(1.19)	$(9.14)	$11.61	$(2.79)
Less distributions declared to shareholders
From net investment income	$—	$(0.27)	$(0.09)	$(0.57)	$—	$(0.38)
Net asset value, end of period (x)	$29.37	$27.72	$25.42	$26.70	$36.41	$24.80
Total return (%) (r)(s)(t)(x)	5.95(n)	10.17	(4.47)	(25.33)	46.81	(10.22)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.10(a)	2.11	2.13	2.10	2.09	2.14
Expenses after expense reductions	2.06(a)	2.06	2.06	2.06	2.06	2.06
Net investment income (loss)	0.70(a)	1.94	1.42	0.53	0.16	1.08
Portfolio turnover rate	17(n)	34	36	38	37	32
Net assets at end of period (000 omitted)	$777	$519	$1,296	$1,414	$725	$1,742
Class R2	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$28.53	$26.44	$27.77	$37.68	$25.64	$28.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.50	$0.50	$0.36	$0.22	$0.49
Net realized and unrealized gain (loss)	1.55	2.29	(1.61)	(9.68)	11.94	(3.22)
Total from investment operations	$1.77	$2.79	$(1.11)	$(9.32)	$12.16	$(2.73)
Less distributions declared to shareholders
From net investment income	$—	$(0.70)	$(0.22)	$(0.59)	$(0.12)	$(0.50)
Net asset value, end of period (x)	$30.30	$28.53	$26.44	$27.77	$37.68	$25.64
Total return (%) (r)(s)(t)(x)	6.20(n)	10.71	(3.99)	(24.96)	47.47	(9.76)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.60(a)	1.61	1.63	1.59	1.59	1.63
Expenses after expense reductions	1.56(a)	1.56	1.56	1.56	1.56	1.56
Net investment income (loss)	1.41(a)	1.83	1.92	1.11	0.67	1.68
Portfolio turnover rate	17(n)	34	36	38	37	32
Net assets at end of period (000 omitted)	$2,100	$2,250	$2,028	$2,427	$4,227	$3,431

See Notes to Financial Statements
11

MFS Emerging Markets Equity Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$31.47	$29.08	$30.51	$41.17	$27.95	$31.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.64	$0.63	$0.56	$0.41	$0.51
Net realized and unrealized gain (loss)	1.73	2.51	(1.78)	(10.69)	12.96	(3.41)
Total from investment operations	$2.00	$3.15	$(1.15)	$(10.13)	$13.37	$(2.90)
Less distributions declared to shareholders
From net investment income	$—	$(0.76)	$(0.28)	$(0.53)	$(0.15)	$(0.62)
Net asset value, end of period (x)	$33.47	$31.47	$29.08	$30.51	$41.17	$27.95
Total return (%) (r)(s)(t)(x)	6.36(n)	11.01	(3.75)	(24.78)	47.89	(9.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.35(a)	1.36	1.38	1.34	1.34	1.39
Expenses after expense reductions	1.31(a)	1.31	1.31	1.31	1.31	1.31
Net investment income (loss)	1.58(a)	2.11	2.20	1.52	1.13	1.64
Portfolio turnover rate	17(n)	34	36	38	37	32
Net assets at end of period (000 omitted)	$1,793	$1,661	$1,286	$1,406	$5,103	$6,246
Class R4	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$31.36	$28.98	$30.43	$41.24	$28.03	$31.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.73	$0.70	$0.60	$0.43	$0.81
Net realized and unrealized gain (loss)	1.73	2.48	(1.78)	(10.62)	13.06	(3.63)
Total from investment operations	$2.04	$3.21	$(1.08)	$(10.02)	$13.49	$(2.82)
Less distributions declared to shareholders
From net investment income	$—	$(0.83)	$(0.37)	$(0.79)	$(0.28)	$(0.62)
Net asset value, end of period (x)	$33.40	$31.36	$28.98	$30.43	$41.24	$28.03
Total return (%) (r)(s)(t)(x)	6.51(n)	11.27	(3.53)	(24.57)	48.20	(9.31)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.10(a)	1.11	1.13	1.10	1.09	1.13
Expenses after expense reductions	1.06(a)	1.06	1.06	1.06	1.06	1.06
Net investment income (loss)	1.86(a)	2.41	2.46	1.70	1.20	2.54
Portfolio turnover rate	17(n)	34	36	38	37	32
Net assets at end of period (000 omitted)	$5,866	$5,670	$4,138	$3,264	$3,037	$2,673

See Notes to Financial Statements
12

MFS Emerging Markets Equity Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$33.36	$30.77	$32.26	$43.67	$29.66	$33.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.36	$0.81	$0.79	$0.66	$0.47	$0.70
Net realized and unrealized gain (loss)	1.83	2.66	(1.88)	(11.24)	13.86	(3.64)
Total from investment operations	$2.19	$3.47	$(1.09)	$(10.58)	$14.33	$(2.94)
Less distributions declared to shareholders
From net investment income	$—	$(0.88)	$(0.40)	$(0.83)	$(0.32)	$(0.70)
Net asset value, end of period (x)	$35.55	$33.36	$30.77	$32.26	$43.67	$29.66
Total return (%) (r)(s)(t)(x)	6.56(n)	11.45	(3.34)	(24.49)	48.43	(9.21)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95(a)	0.95	0.97	0.95	0.98	1.03
Expenses after expense reductions	0.91(a)	0.90	0.90	0.92	0.95	0.95
Net investment income (loss)	2.02(a)	2.52	2.62	1.76	1.20	2.10
Portfolio turnover rate	17(n)	34	36	38	37	32
Net assets at end of period (000 omitted)	$7,395,032	$7,270,629	$6,638,192	$6,524,541	$7,034,144	$3,336,889
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
13

MFS Emerging Markets Equity Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which affects all public entities that are required to report segment information in accordance with Topic 280. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. Although management is still evaluating the disclosures required by ASU 2023-07, adoption of the standard will not affect the fund's financial position or its results of operations.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
14

MFS Emerging Markets Equity Fund
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$2,008,152,699	$—	$—	$2,008,152,699
India	1,225,882,356	3,417,745	—	1,229,300,101
Taiwan	1,114,623,425	—	—	1,114,623,425
South Korea	979,506,413	—	—	979,506,413
Brazil	438,799,990	—	—	438,799,990
Indonesia	280,651,198	—	—	280,651,198
Mexico	223,663,632	—	—	223,663,632
Thailand	169,244,750	—	—	169,244,750
Hong Kong	150,256,682	—	—	150,256,682
Other Countries	988,959,651	—	0	988,959,651
Mutual Funds	100,382,799	—	—	100,382,799
Total	$7,680,123,595	$3,417,745	$0	$7,683,541,340
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 5/31/24	$0
Realized gain (loss)	(133,173,627)
Change in unrealized appreciation or depreciation	190,969,984
Sales	(57,796,357)
Balance as of 11/30/24	$0
15

MFS Emerging Markets Equity Fund
Notes to Financial Statements (unaudited) - continued
The net change in unrealized appreciation or depreciation from investments held as level 3 at November 30, 2024 is $0.  At November 30, 2024, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $208,208.  The fair value of the fund's investment securities on loan and a related liability of $185,900 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The value of the fund's securities on loan is marked to market daily and daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  The value of the fund's securities on loan net of the related collateral is $22,308 at period end. This collateral shortfall was adjusted for the following business day. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any,
16

MFS Emerging Markets Equity Fund
Notes to Financial Statements (unaudited) - continued
have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and foreign taxes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/24
Ordinary income (including any short-term capital gains)	$195,005,589
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/24
Cost of investments	$6,867,771,132
Gross appreciation	1,652,035,607
Gross depreciation	(836,265,399)
Net unrealized appreciation (depreciation)	$815,770,208
As of 5/31/24
Undistributed ordinary income	89,827,132
Capital loss carryforwards	(839,805,585)
Other temporary differences	(7,801,063)
Net unrealized appreciation (depreciation)	394,940,196
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of May 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(87,512,882)
Long-Term	(752,292,703)
Total	$(839,805,585)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
17

MFS Emerging Markets Equity Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/24	Year ended 5/31/24
Class A	$—	$3,951,591
Class B	—	9,297
Class C	—	57,336
Class I	—	2,449,314
Class R1	—	4,843
Class R2	—	55,841
Class R3	—	37,325
Class R4	—	127,002
Class R6	—	188,313,040
Total	$—	$195,005,589
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	1.05%
In excess of $500 million and up to $1 billion	0.95%
In excess of $1 billion and up to $4 billion	0.90%
In excess of $4 billion and up to $10 billion	0.85%
In excess of $10 billion	0.80%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2025. For the six months ended November 30, 2024, this management fee reduction amounted to $525,515, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2024 was equivalent to an annual effective rate of 0.87% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.31%	2.06%	2.06%	1.06%	2.06%	1.56%	1.31%	1.06%	0.95%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2025. For the six months ended November 30, 2024, this reduction amounted to $852,687, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $11,933 for the six months ended November 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
18

MFS Emerging Markets Equity Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 213,800
Class B	0.75%	0.25%	1.00%	1.00%	2,016
Class C	0.75%	0.25%	1.00%	1.00%	14,482
Class R1	0.75%	0.25%	1.00%	1.00%	3,123
Class R2	0.25%	0.25%	0.50%	0.50%	5,612
Class R3	—	0.25%	0.25%	0.25%	2,210
Total Distribution and Service Fees					$241,243
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2024, this rebate amounted to $83 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2024, were as follows:
Amount
Class A	$1,682
Class B	40
Class C	146
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2024, the fee was $42,605, which equated to 0.0011% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $233,338.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2024 was equivalent to an annual effective rate of 0.0078% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
19

MFS Emerging Markets Equity Fund
Notes to Financial Statements (unaudited) - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	3	$90
8/19/2024	Redemption	Class R2	2	74
8/19/2024	Redemption	Class R3	2	82
8/19/2024	Redemption	Class R4	3	114
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2024, this reimbursement amounted to $962,440, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended November 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $1,339,965,615 and $1,577,878,068, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/24		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	308,864	$10,385,730	739,470	$22,319,529
Class C	10,822	323,505	15,074	409,668
Class I	236,355	8,402,110	1,050,979	33,135,098
Class R1	8,258	248,602	3,181	84,455
Class R2	4,252	130,509	26,465	733,505
Class R3	4,868	164,091	11,491	346,695
Class R4	9,385	317,410	56,262	1,685,364
Class R6	6,569,444	233,468,545	17,962,781	573,976,606
	7,152,248	$253,440,502	19,865,703	$632,690,920
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	131,462	$3,895,108
Class B	—	—	341	9,297
Class C	—	—	1,993	52,870
Class I	—	—	73,657	2,307,660
Class R1	—	—	185	4,843
Class R2	—	—	2,054	55,202
Class R3	—	—	1,261	37,325
Class R4	—	—	4,310	127,002
Class R6	—	—	6,011,617	188,283,848
	—	$—	6,226,880	$194,773,155
20

MFS Emerging Markets Equity Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/24		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(576,217)	$(19,385,430)	(1,078,187)	$(32,596,738)
Class B	(3,480)	(106,431)	(10,996)	(304,838)
Class C	(22,270)	(666,063)	(56,767)	(1,532,744)
Class I	(415,705)	(14,937,152)	(1,228,601)	(39,545,287)
Class R1	(535)	(15,914)	(35,609)	(962,943)
Class R2	(13,829)	(418,918)	(26,376)	(726,693)
Class R3	(4,064)	(134,317)	(4,195)	(127,802)
Class R4	(14,539)	(487,386)	(22,535)	(680,007)
Class R6	(16,517,413)	(598,381,207)	(21,737,746)	(707,658,785)
	(17,568,052)	$(634,532,818)	(24,201,012)	$(784,135,837)
Net change
Class A	(267,353)	$(8,999,700)	(207,255)	$(6,382,101)
Class B	(3,480)	(106,431)	(10,655)	(295,541)
Class C	(11,448)	(342,558)	(39,700)	(1,070,206)
Class I	(179,350)	(6,535,042)	(103,965)	(4,102,529)
Class R1	7,723	232,688	(32,243)	(873,645)
Class R2	(9,577)	(288,409)	2,143	62,014
Class R3	804	29,774	8,557	256,218
Class R4	(5,154)	(169,976)	38,037	1,132,359
Class R6	(9,947,969)	(364,912,662)	2,236,652	54,601,669
	(10,415,804)	$(381,092,316)	1,891,571	$43,328,238
The fund is one of several mutual funds in which certain MFS funds may invest.  The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 85%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund.  In addition, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Moderate Allocation Fund were each the owners of record of less than 1% of the value of the outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2024, the fund’s commitment fee and interest expense were $18,733 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended November 30, 2024:
21

MFS Emerging Markets Equity Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$155,743,854	$832,342,244	$887,896,199	$11,761	$(4,761)	$100,196,899
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,298,518	$—
(8)  Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.
22

MFS Emerging Markets Equity Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust X, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld	Abstain
Steven E. Buller	93,694,553,358.767	2,599,093,584.595	0.000
John A. Caroselli	94,028,434,411.278	2,265,212,532.084	0.000
Maureen R. Goldfarb	94,361,674,360.213	1,931,972,583.149	0.000
Peter D. Jones	94,066,354,687.369	2,227,292,255.993	0.000
John P. Kavanaugh	94,185,926,082.433	2,107,559,444.381	161,416.548
James W. Kilman, Jr.	94,450,795,713.326	1,842,851,230.036	0.000
Clarence Otis, Jr.	93,984,248,122.457	2,309,398,820.905	0.000
Michael W. Roberge	94,352,210,986.123	1,941,435,957.239	0.000
Maryanne L. Roepke	94,413,451,878.996	1,880,195,064.366	0.000
Paula E. Smith	94,545,454,781.292	1,748,192,162.070	0.000
Laurie J. Thomsen	94,416,793,826.848	1,876,853,116.514	0.000
Darrell A. Williams	94,451,319,166.310	1,842,327,777.051	0.000
23

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Emerging Markets Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Emerging Markets Equity Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
24

MFS Emerging Markets Equity Fund
Board Review of Investment Advisory Agreement
MFS Emerging Markets Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 5th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 3rd quintile for each of the one- and  three-year periods ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In addition to considering the performance information provided in connection with the contract review meetings, the Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2023, they had met at each of their regular meetings since then with MFS’ senior investment management personnel to discuss the Fund’s performance and MFS’ efforts to improve the Fund’s performance.  The Trustees further noted that the Fund’s one- and three-year performance as
25

MFS Emerging Markets Equity Fund
Board Review of Investment Advisory Agreement - continued
compared to its Broadridge  performance universe improved for the periods ended December 31, 2023, as compared to the prior year. Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $500 million, $1 billion, $4 billion and $10 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
26

MFS Blended Research Mid Cap Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Mid Cap Equity Fund
Portfolio of Investments − 11/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace & Defense – 1.8%
CACI International, Inc., “A” (a)	4,101	$ 1,885,968
Leidos Holdings, Inc.	39,410	6,518,414
Standard Aero, Inc. (a)	67,162	1,924,863
Textron, Inc.	83,525	7,152,246
		$17,481,491
Airlines – 1.8%
SkyWest, Inc. (a)	56,101	$ 6,437,029
United Airlines Holdings, Inc. (a)	106,602	10,322,271
		$16,759,300
Alcoholic Beverages – 0.1%
Molson Coors Beverage Co.	15,190	$ 942,691
Apparel Manufacturers – 1.8%
PVH Corp.	117,494	$ 12,732,825
Skechers USA, Inc., “A” (a)	74,067	4,726,956
		$17,459,781
Automotive – 0.4%
Aptiv PLC (a)	22,643	$ 1,257,366
Visteon Corp. (a)	23,814	2,223,513
		$3,480,879
Biotechnology – 2.2%
Biogen, Inc. (a)	33,106	$ 5,317,817
Exelixis, Inc. (a)	208,587	7,605,082
Illumina, Inc. (a)	54,690	7,883,563
		$20,806,462
Broadcasting – 1.3%
Omnicom Group, Inc.	122,348	$ 12,824,517
Brokerage & Asset Managers – 0.8%
Cboe Global Markets, Inc.	6,680	$ 1,441,878
Raymond James Financial, Inc.	35,962	6,087,647
		$7,529,525
Business Services – 5.1%
Boise Cascade Corp.	2,904	$ 428,630
Constellium SE (a)	117,914	1,445,626
Dropbox, Inc. (a)	207,849	5,749,103
GoDaddy, Inc. (a)	42,786	8,453,230
Insperity, Inc.	71,335	5,624,765
TriNet Group, Inc.	97,823	9,139,603
UL Solutions, Inc.	59,477	3,195,699
Verisk Analytics, Inc., “A”	48,589	14,295,370
BMSFS-SEM
1

MFS Blended Research Mid Cap Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
WNS (Holdings) Ltd. (a)	11,121	$ 603,092
		$48,935,118
Chemicals – 2.3%
Avient Corp.	215,417	$ 11,040,121
Eastman Chemical Co.	106,459	11,148,387
		$22,188,508
Computer Software – 6.3%
ACI Worldwide, Inc. (a)	52,397	$ 2,977,198
AppLovin Corp. (a)	45,394	15,286,429
Clear Secure, Inc., “A”	23,764	615,012
Datadog, Inc., “A” (a)	95,744	14,624,896
Guidewire Software, Inc. (a)	64,637	13,114,201
Nutanix, Inc. (a)	84,204	5,496,837
Okta, Inc. (a)	26,063	2,021,446
Tyler Technologies, Inc. (a)	6,881	4,329,319
Zoom Communications, Inc. (a)	26,975	2,230,563
		$60,695,901
Computer Software - Systems – 1.4%
Box, Inc., “A” (a)	95,961	$ 3,367,272
Dell Technologies, Inc.	23,055	2,941,587
Zebra Technologies Corp., “A” (a)	17,051	6,939,757
		$13,248,616
Construction – 5.2%
AZEK Co., Inc. (a)	73,291	$ 3,893,218
Builders FirstSource, Inc. (a)	71,774	13,383,698
Essex Property Trust, Inc., REIT	19,779	6,140,588
GMS, Inc. (a)	49,160	4,933,206
Masco Corp.	131,443	10,589,048
Mohawk Industries, Inc. (a)	74,609	10,357,968
		$49,297,726
Consumer Products – 1.1%
Newell Brands, Inc.	1,014,242	$ 9,726,581
Reynolds Consumer Products, Inc.	14,606	404,440
		$10,131,021
Consumer Services – 0.1%
Grand Canyon Education, Inc. (a)	3,436	$ 565,531
Electrical Equipment – 1.0%
AMETEK, Inc.	27,562	$ 5,357,502
Amphenol Corp., “A”	63,079	4,582,689
		$9,940,191
Electronics – 1.6%
Advanced Energy Industries, Inc.	3,751	$ 431,515
Amkor Technology, Inc.	173,136	4,577,716
Cirrus Logic, Inc. (a)	29,077	3,037,092
Corning, Inc.	51,426	2,502,903
2

MFS Blended Research Mid Cap Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Formfactor, Inc. (a)	8,947	$ 358,417
Monolithic Power Systems, Inc.	6,859	3,893,443
		$14,801,086
Energy - Independent – 2.7%
Antero Resources Corp. (a)	117,581	$ 3,843,723
Phillips 66	84,104	11,268,254
Valero Energy Corp.	75,852	10,549,496
		$25,661,473
Energy - Integrated – 0.5%
National Gas Fuel Co.	80,538	$ 5,152,016
Entertainment – 1.7%
Spotify Technology S.A. (a)	34,355	$ 16,385,961
Food & Beverages – 2.7%
Coca-Cola Consolidated, Inc.	4,154	$ 5,418,021
General Mills, Inc.	143,718	9,522,755
Ingredion, Inc.	54,566	8,039,754
Primo Brands Corp.	98,441	2,807,537
		$25,788,067
Forest & Paper Products – 0.5%
Sylvamo Corp.	38,162	$ 3,521,971
UFP Industries, Inc.	10,496	1,426,406
		$4,948,377
Gaming & Lodging – 0.7%
Carnival Corp. (a)	69,043	$ 1,755,764
International Game Technology PLC	275,175	5,291,615
		$7,047,379
Insurance – 9.2%
Ameriprise Financial, Inc.	33,518	$ 19,238,326
Assurant, Inc.	3,185	723,313
Brighthouse Financial, Inc. (a)	45,480	2,377,240
Corebridge Financial, Inc.	425,513	13,773,856
Equitable Holdings, Inc.	167,636	8,085,084
Everest Group Ltd.	31,168	12,079,470
Hartford Financial Services Group, Inc.	123,286	15,202,397
Jackson Financial, Inc.	74,020	7,416,064
Lincoln National Corp.	32,218	1,145,028
Old Republic International Corp.	30,644	1,194,197
Reinsurance Group of America, Inc.	18,025	4,116,910
Voya Financial, Inc.	35,772	2,969,076
		$88,320,961
Internet – 0.8%
Gartner, Inc. (a)	14,934	$ 7,734,767
3

MFS Blended Research Mid Cap Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 1.0%
Electronic Arts, Inc.	43,257	$ 7,079,873
Hasbro, Inc.	43,761	2,851,029
		$9,930,902
Machinery & Tools – 5.4%
AGCO Corp.	62,427	$ 6,318,237
Albany International Corp.	9,982	827,508
CNH Industrial N.V.	1,094,894	13,751,869
Flowserve Corp.	97,065	5,922,906
Mueller Industries, Inc.	60,308	4,871,077
Timken Co.	61,216	4,741,179
Wabtec Corp.	76,239	15,295,068
		$51,727,844
Medical & Health Technology & Services – 6.8%
ICON PLC (a)	21,780	$ 4,579,245
IDEXX Laboratories, Inc. (a)	18,931	7,984,149
IQVIA Holdings, Inc. (a)	50,845	10,211,710
McKesson Corp.	22,663	14,243,696
Tenet Healthcare Corp. (a)	5,134	732,519
Universal Health Services, Inc.	58,336	11,958,880
Veeva Systems, Inc. (a)	65,771	14,985,922
		$64,696,121
Medical Equipment – 0.1%
STERIS PLC	4,391	$ 961,892
Natural Gas - Distribution – 1.2%
UGI Corp.	367,375	$ 11,157,179
Natural Gas - Pipeline – 0.2%
Cheniere Energy, Inc.	2,310	$ 517,463
Targa Resources Corp.	8,199	1,675,056
		$2,192,519
Network & Telecom – 0.6%
InterDigital, Inc.	15,301	$ 2,998,384
Motorola Solutions, Inc.	6,380	3,188,086
		$6,186,470
Oil Services – 1.6%
NOV, Inc.	89,346	$ 1,431,323
TechnipFMC PLC (a)	445,599	13,978,441
		$15,409,764
Other Banks & Diversified Financials – 7.3%
M&T Bank Corp.	78,569	$ 17,284,394
Northern Trust Corp.	55,296	6,146,703
Popular, Inc.	129,137	12,831,052
SLM Corp.	457,220	12,518,684
Synchrony Financial	205,076	13,846,732
4

MFS Blended Research Mid Cap Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Texas Capital Bancshares, Inc. (a)	80,430	$ 7,114,034
		$69,741,599
Pharmaceuticals – 1.4%
Incyte Corp. (a)	72,272	$ 5,390,769
Organon & Co.	491,259	7,796,280
		$13,187,049
Printing & Publishing – 0.8%
Lamar Advertising Co., REIT	57,869	$ 7,755,603
Real Estate – 4.4%
Broadstone Net Lease, Inc., REIT	124,527	$ 2,180,468
CareTrust REIT, Inc.	141,656	4,219,932
CBRE Group, Inc., “A” (a)	10,138	1,419,219
Essential Properties Realty Trust, REIT	210,288	7,170,821
Jones Lang LaSalle, Inc. (a)	43,931	12,327,038
NNN REIT, Inc.	132,171	5,812,880
Tanger, Inc., REIT	204,709	7,568,092
W.P. Carey, Inc., REIT	25,978	1,482,305
		$42,180,755
Real Estate - Office – 1.6%
Cousins Properties, Inc., REIT	127,356	$ 4,042,279
Highwoods Properties, Inc., REIT	335,821	10,900,750
		$14,943,029
Real Estate - Storage – 0.4%
Innovative Industrial Properties, Inc., REIT	32,765	$ 3,572,040
Restaurants – 3.4%
Aramark	306,789	$ 12,483,244
Performance Food Group Co. (a)	61,632	5,438,408
Texas Roadhouse, Inc.	18,225	3,741,046
Wingstop, Inc.	32,578	10,710,669
		$32,373,367
Specialty Chemicals – 1.6%
Ashland, Inc.	13,548	$ 1,057,557
RPM International, Inc.	97,797	13,572,268
Seaboard Corp.	184	480,972
Tronox Holdings PLC	31,408	380,037
		$15,490,834
Specialty Stores – 2.2%
Abercrombie & Fitch Co., “A” (a)	20,183	$ 3,021,193
Bath & Body Works, Inc.	30,963	1,122,099
Gap, Inc.	164,098	3,979,376
O'Reilly Automotive, Inc. (a)	9,798	12,181,070
Ross Stores, Inc.	6,392	989,929
		$21,293,667
5

MFS Blended Research Mid Cap Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 0.1%
Altice USA, Inc., “A” (a)	360,775	$ 869,468
Utilities - Electric Power – 5.6%
DTE Energy Co.	25,268	$ 3,178,209
Edison International	113,323	9,944,093
NRG Energy, Inc.	114,531	11,637,495
PPL Corp.	384,081	13,415,949
Vistra Corp.	96,957	15,497,607
		$53,673,353
Total Common Stocks (Identified Cost, $731,120,513)		$945,470,800
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 4.66% (v) (Identified Cost, $8,352,576)	8,352,158	$ 8,352,994
Other Assets, Less Liabilities – 0.3%		3,045,852
Net Assets – 100.0%		$956,869,646
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,352,994 and $945,470,800, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS Blended Research Mid Cap Equity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 11/30/24 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $731,120,513)	$945,470,800
Investments in affiliated issuers, at value (identified cost, $8,352,576)	8,352,994
Cash	180,106
Receivables for
Fund shares sold	3,235,539
Interest and dividends	857,368
Receivable from investment adviser	7,751
Other assets	60,926
Total assets	$958,165,484
Liabilities
Payables for
Investments purchased	$180,107
Fund shares reacquired	947,248
Payable to affiliates
Administrative services fee	1,601
Shareholder servicing costs	112,811
Distribution and service fees	2,402
Accrued expenses and other liabilities	51,669
Total liabilities	$1,295,838
Net assets	$956,869,646
Net assets consist of
Paid-in capital	$658,877,945
Total distributable earnings (loss)	297,991,701
Net assets	$956,869,646
Shares of beneficial interest outstanding	56,530,013
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$59,929,564	3,533,445	$16.96
Class B	187,614	11,293	16.61
Class C	4,936,568	298,060	16.56
Class I	338,010,024	20,008,994	16.89
Class R1	195,723	11,773	16.63
Class R2	659,085	39,324	16.76
Class R3	6,555,521	389,211	16.84
Class R4	1,385,131	81,831	16.93
Class R6	545,010,416	32,156,082	16.95
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.99 [100 / 94.25 x $16.96]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
7

MFS Blended Research Mid Cap Equity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 11/30/24 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$6,056,290
Dividends from affiliated issuers	210,990
Income on securities loaned	111,328
Other	27,154
Foreign taxes withheld	(46,908)
Total investment income	$6,358,854
Expenses
Management fee	$1,976,110
Distribution and service fees	91,468
Shareholder servicing costs	183,699
Administrative services fee	61,366
Independent Trustees' compensation	6,935
Custodian fee	23,032
Shareholder communications	11,083
Audit and tax fees	34,653
Legal fees	1,540
Miscellaneous	107,829
Total expenses	$2,497,715
Fees paid indirectly	(30)
Reduction of expenses by investment adviser	(331,309)
Net expenses	$2,166,376
Net investment income (loss)	$4,192,478
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$34,521,605
Affiliated issuers	519
Net realized gain (loss)	$34,522,124
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$91,058,302
Affiliated issuers	(319)
Net unrealized gain (loss)	$91,057,983
Net realized and unrealized gain (loss)	$125,580,107
Change in net assets from operations	$129,772,585
See Notes to Financial Statements
8

MFS Blended Research Mid Cap Equity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24
Change in net assets
From operations
Net investment income (loss)	$4,192,478	$6,774,870
Net realized gain (loss)	34,522,124	58,146,347
Net unrealized gain (loss)	91,057,983	93,951,176
Change in net assets from operations	$129,772,585	$158,872,393
Total distributions to shareholders	$—	$(13,586,306)
Change in net assets from fund share transactions	$127,763,280	$69,104,258
Total change in net assets	$257,535,865	$214,390,345
Net assets
At beginning of period	699,333,781	484,943,436
At end of period	$956,869,646	$699,333,781
See Notes to Financial Statements
9

MFS Blended Research Mid Cap Equity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$14.57	$11.31	$12.38	$15.36	$10.70	$11.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.11	$0.11	$0.07	$0.08	$0.10
Net realized and unrealized gain (loss)	2.33	3.42	(0.62)	(0.05)(g)	4.68	0.02
Total from investment operations	$2.39	$3.53	$(0.51)	$0.02	$4.76	$0.12
Less distributions declared to shareholders
From net investment income	$—	$(0.11)	$(0.11)	$—	$(0.10)	$(0.10)
From net realized gain	—	(0.16)	(0.45)	(3.00)	(0.00)(w)	(0.46)
Total distributions declared to shareholders	$—	$(0.27)	$(0.56)	$(3.00)	$(0.10)	$(0.56)
Net asset value, end of period (x)	$16.96	$14.57	$11.31	$12.38	$15.36	$10.70
Total return (%) (r)(s)(t)(x)	16.40(n)	31.49	(4.30)	(1.00)	44.61	0.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92(a)	0.93	0.94	0.94	0.92	0.96
Expenses after expense reductions (f)	0.84(a)	0.84	0.84	0.84	0.84	0.84
Net investment income (loss)	0.77(a)	0.88	0.96	0.45	0.58	0.89
Portfolio turnover rate	30(n)	75	67	89	103	81
Net assets at end of period (000 omitted)	$59,930	$42,546	$32,605	$19,061	$133,584	$74,843

See Notes to Financial Statements
10

MFS Blended Research Mid Cap Equity Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$14.33	$11.12	$12.17	$15.26	$10.64	$11.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.02	$0.02	$(0.01)	$(0.02)	$0.02
Net realized and unrealized gain (loss)	2.28	3.36	(0.61)	(0.08)	4.65	0.01
Total from investment operations	$2.28	$3.38	$(0.59)	$(0.09)	$4.63	$0.03
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$(0.01)	$(0.00)(w)	$(0.01)	$(0.01)
From net realized gain	—	(0.16)	(0.45)	(3.00)	(0.00)(w)	(0.46)
Total distributions declared to shareholders	$—	$(0.17)	$(0.46)	$(3.00)	$(0.01)	$(0.47)
Net asset value, end of period (x)	$16.61	$14.33	$11.12	$12.17	$15.26	$10.64
Total return (%) (r)(s)(t)(x)	15.91(n)	30.58	(5.01)	(1.78)	43.56	(0.23)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67(a)	1.68	1.69	1.70	1.67	1.71
Expenses after expense reductions (f)	1.59(a)	1.59	1.59	1.59	1.59	1.59
Net investment income (loss)	0.06(a)	0.12	0.20	(0.05)	(0.16)	0.15
Portfolio turnover rate	30(n)	75	67	89	103	81
Net assets at end of period (000 omitted)	$188	$219	$197	$236	$126	$92
Class C	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$14.29	$11.09	$12.16	$15.25	$10.64	$11.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.02	$0.03	$0.01	$(0.02)	$0.02
Net realized and unrealized gain (loss)	2.27	3.35	(0.62)	(0.09)	4.64	0.01
Total from investment operations	$2.27	$3.37	$(0.59)	$(0.08)	$4.62	$0.03
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$(0.03)	$(0.01)	$(0.01)	$(0.03)
From net realized gain	—	(0.16)	(0.45)	(3.00)	(0.00)(w)	(0.46)
Total distributions declared to shareholders	$—	$(0.17)	$(0.48)	$(3.01)	$(0.01)	$(0.49)
Net asset value, end of period (x)	$16.56	$14.29	$11.09	$12.16	$15.25	$10.64
Total return (%) (r)(s)(t)(x)	15.89(n)	30.59	(4.98)	(1.74)	43.49	(0.28)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67(a)	1.68	1.69	1.70	1.66	1.71
Expenses after expense reductions (f)	1.59(a)	1.59	1.59	1.59	1.59	1.59
Net investment income (loss)	0.03(a)	0.12	0.23	0.11	(0.16)	0.16
Portfolio turnover rate	30(n)	75	67	89	103	81
Net assets at end of period (000 omitted)	$4,937	$4,168	$4,180	$3,161	$350	$138

See Notes to Financial Statements
11

MFS Blended Research Mid Cap Equity Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$14.50	$11.25	$12.31	$15.38	$10.71	$11.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.15	$0.14	$0.15	$0.11	$0.13
Net realized and unrealized gain (loss)	2.31	3.40	(0.62)	(0.08)	4.68	0.02
Total from investment operations	$2.39	$3.55	$(0.48)	$0.07	$4.79	$0.15
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.13)	$(0.14)	$(0.12)	$(0.14)
From net realized gain	—	(0.16)	(0.45)	(3.00)	(0.00)(w)	(0.46)
Total distributions declared to shareholders	$—	$(0.30)	$(0.58)	$(3.14)	$(0.12)	$(0.60)
Net asset value, end of period (x)	$16.89	$14.50	$11.25	$12.31	$15.38	$10.71
Total return (%) (r)(s)(t)(x)	16.48(n)	31.91	(4.07)	(0.73)	44.98	0.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67(a)	0.68	0.69	0.71	0.67	0.71
Expenses after expense reductions (f)	0.59(a)	0.59	0.59	0.59	0.59	0.59
Net investment income (loss)	1.01(a)	1.14	1.22	1.07	0.84	1.18
Portfolio turnover rate	30(n)	75	67	89	103	81
Net assets at end of period (000 omitted)	$338,010	$190,406	$119,155	$108,560	$5,410	$4,368
Class R1	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$14.32	$11.13	$12.18	$15.26	$10.65	$11.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.02	$0.02	$(0.01)	$(0.02)	$0.02
Net realized and unrealized gain (loss)	2.29	3.36	(0.61)	(0.07)	4.64	0.02
Total from investment operations	$2.31	$3.38	$(0.59)	$(0.08)	$4.62	$0.04
Less distributions declared to shareholders
From net investment income	$—	$(0.03)	$(0.01)	$—	$(0.01)	$(0.02)
From net realized gain	—	(0.16)	(0.45)	(3.00)	(0.00)(w)	(0.46)
Total distributions declared to shareholders	$—	$(0.19)	$(0.46)	$(3.00)	$(0.01)	$(0.48)
Net asset value, end of period (x)	$16.63	$14.32	$11.13	$12.18	$15.26	$10.65
Total return (%) (r)(s)(t)(x)	16.13(n)	30.52	(5.00)	(1.72)	43.45	(0.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.40(a)	1.68	1.69	1.70	1.67	1.71
Expenses after expense reductions (f)	1.32(a)	1.59	1.59	1.59	1.59	1.59
Net investment income (loss)	0.29(a)	0.13	0.20	(0.08)	(0.16)	0.15
Portfolio turnover rate	30(n)	75	67	89	103	81
Net assets at end of period (000 omitted)	$196	$167	$132	$136	$142	$98

See Notes to Financial Statements
12

MFS Blended Research Mid Cap Equity Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$14.42	$11.20	$12.26	$15.33	$10.70	$11.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.08	$0.08	$0.06	$0.04	$0.07
Net realized and unrealized gain (loss)	2.30	3.39	(0.62)	(0.07)	4.68	0.02
Total from investment operations	$2.34	$3.47	$(0.54)	$(0.01)	$4.72	$0.09
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.07)	$(0.06)	$(0.09)	$(0.08)
From net realized gain	—	(0.16)	(0.45)	(3.00)	(0.00)(w)	(0.46)
Total distributions declared to shareholders	$—	$(0.25)	$(0.52)	$(3.06)	$(0.09)	$(0.54)
Net asset value, end of period (x)	$16.76	$14.42	$11.20	$12.26	$15.33	$10.70
Total return (%) (r)(s)(t)(x)	16.23(n)	31.24	(4.52)	(1.27)	44.24	0.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17(a)	1.18	1.19	1.20	1.17	1.21
Expenses after expense reductions (f)	1.09(a)	1.09	1.09	1.09	1.09	1.09
Net investment income (loss)	0.52(a)	0.63	0.73	0.42	0.30	0.65
Portfolio turnover rate	30(n)	75	67	89	103	81
Net assets at end of period (000 omitted)	$659	$549	$416	$292	$253	$62
Class R3	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$14.47	$11.23	$12.30	$15.36	$10.71	$11.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.11	$0.11	$0.10	$0.08	$0.07
Net realized and unrealized gain (loss)	2.31	3.40	(0.62)	(0.07)	4.68	0.05
Total from investment operations	$2.37	$3.51	$(0.51)	$0.03	$4.76	$0.12
Less distributions declared to shareholders
From net investment income	$—	$(0.11)	$(0.11)	$(0.09)	$(0.11)	$(0.11)
From net realized gain	—	(0.16)	(0.45)	(3.00)	(0.00)(w)	(0.46)
Total distributions declared to shareholders	$—	$(0.27)	$(0.56)	$(3.09)	$(0.11)	$(0.57)
Net asset value, end of period (x)	$16.84	$14.47	$11.23	$12.30	$15.36	$10.71
Total return (%) (r)(s)(t)(x)	16.38(n)	31.54	(4.33)	(0.94)	44.60	0.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92(a)	0.93	0.94	0.95	0.92	1.00
Expenses after expense reductions (f)	0.84(a)	0.84	0.84	0.82	0.82	0.84
Net investment income (loss)	0.75(a)	0.88	0.92	0.74	0.62	0.72
Portfolio turnover rate	30(n)	75	67	89	103	81
Net assets at end of period (000 omitted)	$6,556	$3,632	$1,051	$1,947	$1,422	$1,015

See Notes to Financial Statements
13

MFS Blended Research Mid Cap Equity Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$14.53	$11.27	$12.33	$15.39	$10.72	$11.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.15	$0.14	$0.13	$0.11	$0.13
Net realized and unrealized gain (loss)	2.32	3.41	(0.62)	(0.06)	4.69	0.02
Total from investment operations	$2.40	$3.56	$(0.48)	$0.07	$4.80	$0.15
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.13)	$(0.13)	$(0.13)	$(0.14)
From net realized gain	—	(0.16)	(0.45)	(3.00)	(0.00)(w)	(0.46)
Total distributions declared to shareholders	$—	$(0.30)	$(0.58)	$(3.13)	$(0.13)	$(0.60)
Net asset value, end of period (x)	$16.93	$14.53	$11.27	$12.33	$15.39	$10.72
Total return (%) (r)(s)(t)(x)	16.52(n)	31.93	(4.08)	(0.71)	44.95	0.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67(a)	0.68	0.69	0.70	0.67	0.71
Expenses after expense reductions (f)	0.59(a)	0.59	0.59	0.59	0.59	0.59
Net investment income (loss)	1.03(a)	1.14	1.20	0.92	0.84	1.18
Portfolio turnover rate	30(n)	75	67	89	103	81
Net assets at end of period (000 omitted)	$1,385	$1,161	$854	$934	$953	$685
Class R6	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$14.54	$11.28	$12.34	$15.40	$10.73	$11.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.16	$0.15	$0.15	$0.12	$0.14
Net realized and unrealized gain (loss)	2.32	3.41	(0.62)	(0.07)	4.69	0.02
Total from investment operations	$2.41	$3.57	$(0.47)	$0.08	$4.81	$0.16
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.14)	$(0.14)	$(0.14)	$(0.14)
From net realized gain	—	(0.16)	(0.45)	(3.00)	(0.00)(w)	(0.46)
Total distributions declared to shareholders	$—	$(0.31)	$(0.59)	$(3.14)	$(0.14)	$(0.60)
Net asset value, end of period (x)	$16.95	$14.54	$11.28	$12.34	$15.40	$10.73
Total return (%) (r)(s)(t)(x)	16.57(n)	32.03	(3.97)	(0.60)	45.02	0.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57(a)	0.58	0.59	0.59	0.58	0.61
Expenses after expense reductions (f)	0.48(a)	0.49	0.49	0.48	0.51	0.49
Net investment income (loss)	1.13(a)	1.24	1.30	1.04	0.94	1.25
Portfolio turnover rate	30(n)	75	67	89	103	81
Net assets at end of period (000 omitted)	$545,010	$456,485	$326,353	$325,339	$308,874	$233,687

See Notes to Financial Statements
14

MFS Blended Research Mid Cap Equity Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
15

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Blended Research Mid Cap Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which affects all public entities that are required to report segment information in accordance with Topic 280. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. Although management is still evaluating the disclosures required by ASU 2023-07, adoption of the standard will not affect the fund's financial position or its results of operations.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
16

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements (unaudited) - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$945,470,800	$—	$—	$945,470,800
Mutual Funds	8,352,994	—	—	8,352,994
Total	$953,823,794	$—	$—	$953,823,794
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At November 30, 2024, there were no securities on loan or collateral outstanding.
17

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended November 30, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/24
Ordinary income (including any short-term capital gains)	$6,501,103
Long-term capital gains	7,085,203
Total distributions	$13,586,306
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/24
Cost of investments	$743,215,196
Gross appreciation	229,539,313
Gross depreciation	(18,930,715)
Net unrealized appreciation (depreciation)	$210,608,598
As of 5/31/24
Undistributed ordinary income	11,035,490
Undistributed long-term capital gain	37,633,011
Net unrealized appreciation (depreciation)	119,550,615
18

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements (unaudited) - continued
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/24	Year ended 5/31/24
Class A	$—	$701,210
Class B	—	2,692
Class C	—	55,432
Class I	—	3,415,290
Class R1	—	2,218
Class R2	—	9,563
Class R3	—	41,666
Class R4	—	23,572
Class R6	—	9,334,663
Total	$—	$13,586,306
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2025. For the six months ended November 30, 2024, this management fee reduction amounted to $52,527, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2024 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.84%	1.59%	1.59%	0.59%	1.59%	1.09%	0.84%	0.59%	0.52%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2025. For the six months ended November 30, 2024, this reduction amounted to $278,782, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $4,078 for the six months ended November 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
19

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 60,244
Class B	0.75%	0.25%	1.00%	1.00%	918
Class C	0.75%	0.25%	1.00%	1.00%	22,042
Class R1	0.75%	0.25%	1.00%	0.73%	645
Class R2	0.25%	0.25%	0.50%	0.50%	1,454
Class R3	—	0.25%	0.25%	0.25%	6,165
Total Distribution and Service Fees					$91,468
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the year ended November 30, 2024. For the period from October 1, 2024 through November 30, 2024, the 0.75% distribution fee was not imposed for Class R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2024, were as follows:
Amount
Class A	$39
Class B	21
Class C	267
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2024, the fee was $6,550, which equated to 0.0017% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $177,149.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2024 was equivalent to an annual effective rate of 0.0155% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
20

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements (unaudited) - continued
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$45
8/19/2024	Redemption	Class C	3	38
8/19/2024	Redemption	Class I	3	40
8/19/2024	Redemption	Class R3	2	36
At November 30, 2024, MFS held approximately 66% and 63% of the outstanding shares of Class B and Class R1, respectively.
During the six months ended November 30, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $151,396.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2024, this reimbursement amounted to $27,071, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended November 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $364,179,743 and $233,768,340, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/24		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	971,831	$14,927,476	1,053,413	$13,910,097
Class B	5,678	83,965	—	(1)
Class C	52,844	804,154	61,634	770,384
Class I	8,411,464	128,044,103	6,233,164	81,741,399
Class R1	99	1,407	145	1,903
Class R2	2,412	36,047	11,437	144,326
Class R3	170,067	2,520,195	213,258	2,915,056
Class R4	13,320	198,324	17,299	222,657
Class R6	5,601,318	86,209,312	6,590,295	86,900,001
	15,229,033	$232,824,983	14,180,645	$186,605,822
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	53,637	$700,501
Class B	—	—	209	2,692
Class C	—	—	4,317	55,432
Class I	—	—	263,322	3,415,290
Class R1	—	—	172	2,218
Class R2	—	—	740	9,563
Class R3	—	—	3,213	41,666
Class R4	—	—	1,813	23,572
Class R6	—	—	717,903	9,332,740
	—	$—	1,045,326	$13,583,674
21

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/24		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(357,544)	$(5,384,232)	(1,071,588)	$(13,402,085)
Class B	(9,679)	(137,528)	(2,669)	(31,215)
Class C	(46,556)	(707,915)	(151,237)	(1,891,851)
Class I	(1,535,348)	(23,533,586)	(3,955,769)	(51,218,670)
Class R1	—	—	(513)	(6,997)
Class R2	(1,185)	(17,862)	(11,191)	(144,957)
Class R3	(31,796)	(473,487)	(59,090)	(794,145)
Class R4	(11,386)	(164,878)	(15,023)	(192,384)
Class R6	(4,844,002)	(74,642,215)	(4,846,024)	(63,402,934)
	(6,837,496)	$(105,061,703)	(10,113,104)	$(131,085,238)
Net change
Class A	614,287	$9,543,244	35,462	$1,208,513
Class B	(4,001)	(53,563)	(2,460)	(28,524)
Class C	6,288	96,239	(85,286)	(1,066,035)
Class I	6,876,116	104,510,517	2,540,717	33,938,019
Class R1	99	1,407	(196)	(2,876)
Class R2	1,227	18,185	986	8,932
Class R3	138,271	2,046,708	157,381	2,162,577
Class R4	1,934	33,446	4,089	53,845
Class R6	757,316	11,567,097	2,462,174	32,829,807
	8,391,537	$127,763,280	5,112,867	$69,104,258
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 8%, 6%, 6%, 5%, 4%, 4%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2024, the fund’s commitment fee and interest expense were $1,658 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended November 30, 2024:
22

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,781,307	$99,026,016	$99,454,529	$519	$(319)	$8,352,994
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$210,990	$—
23

MFS Blended Research Mid Cap Equity Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust X, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld	Abstain
Steven E. Buller	93,694,553,358.767	2,599,093,584.595	0.000
John A. Caroselli	94,028,434,411.278	2,265,212,532.084	0.000
Maureen R. Goldfarb	94,361,674,360.213	1,931,972,583.149	0.000
Peter D. Jones	94,066,354,687.369	2,227,292,255.993	0.000
John P. Kavanaugh	94,185,926,082.433	2,107,559,444.381	161,416.548
James W. Kilman, Jr.	94,450,795,713.326	1,842,851,230.036	0.000
Clarence Otis, Jr.	93,984,248,122.457	2,309,398,820.905	0.000
Michael W. Roberge	94,352,210,986.123	1,941,435,957.239	0.000
Maryanne L. Roepke	94,413,451,878.996	1,880,195,064.366	0.000
Paula E. Smith	94,545,454,781.292	1,748,192,162.070	0.000
Laurie J. Thomsen	94,416,793,826.848	1,876,853,116.514	0.000
Darrell A. Williams	94,451,319,166.310	1,842,327,777.051	0.000
24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Mid Cap Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Mid Cap Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Mid Cap Equity Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
25

MFS Blended Research Mid Cap Equity Fund
Board Review of Investment Advisory Agreement
MFS Blended Research Mid Cap Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
26

MFS Blended Research Mid Cap Equity Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
27

MFS Managed Wealth Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Managed Wealth Fund
Portfolio of Investments − 11/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 3.5%
U.S. Treasury Obligations – 3.5%
U.S. Treasury Notes, 4.25%, 12/31/2024 (f)	$400,000	$ 399,855
U.S. Treasury Notes, 3.875%, 3/31/2025 (f)	400,000	399,215
U.S. Treasury Notes, 4.625%, 6/30/2025 (f)	350,000	350,390
Total Bonds (Identified Cost, $1,149,352)		$1,149,460
Investment Companies (h) – 96.8%
International Stock Funds – 30.3%
MFS International Equity Fund - Class R6	286,339	$10,047,638
U.S. Stock Funds – 60.5%
MFS Growth Fund - Class R6	43,702	$10,029,171
MFS Value Fund - Class R6	179,900	10,022,230
		$20,051,401
Money Market Funds – 6.0%
MFS Institutional Money Market Portfolio, 4.66% (v)	1,971,472	$ 1,971,669
Total Investment Companies (Identified Cost, $16,240,191)		$32,070,708
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
S&P 500 Index – December 2024 @ $4,200	Put	Exchange Traded	$ 2,412,952	4	$ 240
S&P 500 Index – December 2024 @ $4,400	Put	Exchange Traded	3,016,190	5	525
S&P 500 Index – March 2025 @ $5,000	Put	Exchange Traded	2,412,952	4	8,280
S&P 500 Index – June 2025 @ $4,900	Put	Exchange Traded	1,809,714	3	11,820
S&P 500 Index – September 2025 @ $4,600	Put	Exchange Traded	2,412,952	4	17,880
Total Purchased Options (Premiums Paid, $196,380)					$38,745
Other Assets, Less Liabilities – (0.4)%					(135,928)
Net Assets – 100.0%					$33,122,985
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $32,070,708 and $1,188,205, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

MGWFS-SEM
1

MFS Managed Wealth Fund
Portfolio of Investments (unaudited) – continued
Derivative Contracts at 11/30/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Mini MSCI EAFE Index	Short	USD	40	$4,663,400	December – 2024	$199,498
Liability Derivatives
Equity Futures
Mini Russell 1000 Growth Index	Short	USD	38	$7,644,270	December – 2024	$(541,978)
Mini Russell 1000 Value Index	Short	USD	47	4,620,805	December – 2024	(290,111)
						$(832,089)
At November 30, 2024, the fund had liquid securities with an aggregate value of $756,674 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
2

MFS Managed Wealth Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 11/30/24 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $1,345,732)	$1,188,205
Investments in affiliated issuers, at value (identified cost, $16,240,191)	32,070,708
Receivables for
Investments sold	34,585
Fund shares sold	1,528
Interest	16,528
Receivable from investment adviser	14,401
Total assets	$33,325,955
Liabilities
Payables for
Net daily variation margin on open futures contracts	$115,282
Fund shares reacquired	919
Payable to affiliates
Administrative services fee	192
Shareholder servicing costs	8,811
Distribution and service fees	321
Payable for independent Trustees' compensation	34
Accrued expenses and other liabilities	77,411
Total liabilities	$202,970
Net assets	$33,122,985
Net assets consist of
Paid-in capital	$25,872,091
Total distributable earnings (loss)	7,250,894
Net assets	$33,122,985
Shares of beneficial interest outstanding	2,605,548
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,583,312	281,010	$12.75
Class B	68,537	5,683	12.06
Class C	1,854,460	154,576	12.00
Class I	24,809,838	1,943,965	12.76
Class R1	62,570	5,187	12.06
Class R2	65,577	5,230	12.54
Class R3	67,072	5,286	12.69
Class R4	68,610	5,382	12.75
Class R6	2,543,009	199,229	12.76
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.53 [100 / 94.25 x $12.75]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
3

MFS Managed Wealth Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 11/30/24 (unaudited) Net investment income (loss)
Income
Dividends from affiliated issuers	$179,230
Interest	31,677
Other	17
Total investment income	$210,924
Expenses
Management fee	$67,149
Distribution and service fees	14,759
Shareholder servicing costs	15,810
Administrative services fee	8,775
Independent Trustees' compensation	1,526
Custodian fee	4,840
Shareholder communications	5,463
Audit and tax fees	28,485
Legal fees	115
Registration fees	62,805
Miscellaneous	24,702
Total expenses	$234,429
Reduction of expenses by investment adviser	(91,421)
Net expenses	$143,008
Net investment income (loss)	$67,916
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(77,884)
Affiliated issuers	4,199,925
Capital gain distributions from affiliated issuers	10,596
Futures contracts	(1,168,774)
Net realized gain (loss)	$2,963,863
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(14,535)
Affiliated issuers	(1,696,898)
Futures contracts	(366,114)
Net unrealized gain (loss)	$(2,077,547)
Net realized and unrealized gain (loss)	$886,316
Change in net assets from operations	$954,232
See Notes to Financial Statements
4

MFS Managed Wealth Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24
Change in net assets
From operations
Net investment income (loss)	$67,916	$338,150
Net realized gain (loss)	2,963,863	4,103,229
Net unrealized gain (loss)	(2,077,547)	(478,457)
Change in net assets from operations	$954,232	$3,962,922
Total distributions to shareholders	$—	$(320,494)
Change in net assets from fund share transactions	$(7,029,289)	$(23,100,820)
Total change in net assets	$(6,075,057)	$(19,458,392)
Net assets
At beginning of period	39,198,042	58,656,434
At end of period	$33,122,985	$39,198,042
See Notes to Financial Statements
5

MFS Managed Wealth Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$12.45	$11.50	$11.25	$11.46	$11.54	$10.91
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.06	$0.01	$0.03	$(0.01)	$0.09
Net realized and unrealized gain (loss)	0.29	0.95	0.24	(0.24)	(0.05)	0.60
Total from investment operations	$0.30	$1.01	$0.25	$(0.21)	$(0.06)	$0.69
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$—	$—	$(0.02)	$(0.06)
Net asset value, end of period (x)	$12.75	$12.45	$11.50	$11.25	$11.46	$11.54
Total return (%) (r)(s)(t)(x)	2.41(n)	8.78	2.22	(1.83)	(0.54)	6.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.40(a)	1.31	1.02	0.94	0.91	1.20
Expenses after expense reductions (h)	0.92(a)	0.93	0.93	0.92	0.88	0.74
Net investment income (loss) (l)	0.16(a)	0.54	0.11	0.29	(0.07)	0.77
Portfolio turnover rate	1(n)	6	19	19	50	28
Net assets at end of period (000 omitted)	$3,583	$3,476	$3,646	$10,280	$14,339	$12,826
Class B	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$11.82	$10.95	$10.79	$11.08	$11.23	$10.66
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)	$(0.02)	$(0.06)	$(0.06)	$(0.09)	$(0.01)
Net realized and unrealized gain (loss)	0.28	0.89	0.22	(0.23)	(0.06)	0.58
Total from investment operations	$0.24	$0.87	$0.16	$(0.29)	$(0.15)	$0.57
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
Net asset value, end of period (x)	$12.06	$11.82	$10.95	$10.79	$11.08	$11.23
Total return (%) (r)(s)(t)(x)	2.03(n)	7.95	1.48	(2.62)	(1.34)	5.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	2.15(a)	2.05	1.78	1.69	1.66	1.96
Expenses after expense reductions (h)	1.67(a)	1.68	1.68	1.67	1.65	1.67
Net investment income (loss) (l)	(0.59)(a)	(0.17)	(0.58)	(0.53)	(0.84)	(0.05)
Portfolio turnover rate	1(n)	6	19	19	50	28
Net assets at end of period (000 omitted)	$69	$67	$71	$80	$74	$75

See Notes to Financial Statements
6

MFS Managed Wealth Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$11.76	$10.89	$10.74	$11.02	$11.18	$10.62
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)	$(0.02)	$(0.06)	$(0.06)	$(0.09)	$(0.02)
Net realized and unrealized gain (loss)	0.27	0.89	0.21	(0.22)	(0.06)	0.58
Total from investment operations	$0.24	$0.87	$0.15	$(0.28)	$(0.15)	$0.56
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$(0.01)	$—
Net asset value, end of period (x)	$12.00	$11.76	$10.89	$10.74	$11.02	$11.18
Total return (%) (r)(s)(t)(x)	2.04(n)	7.99	1.40	(2.54)	(1.35)	5.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	2.15(a)	2.05	1.78	1.69	1.67	1.94
Expenses after expense reductions (h)	1.67(a)	1.68	1.68	1.67	1.66	1.67
Net investment income (loss) (l)	(0.58)(a)	(0.22)	(0.57)	(0.54)	(0.86)	(0.19)
Portfolio turnover rate	1(n)	6	19	19	50	28
Net assets at end of period (000 omitted)	$1,854	$1,956	$2,369	$3,870	$6,363	$2,462
Class I	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$12.44	$11.50	$11.30	$11.50	$11.57	$10.94
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.09	$0.05	$0.06	$0.02	$0.08
Net realized and unrealized gain (loss)	0.29	0.94	0.23	(0.24)	(0.06)	0.61
Total from investment operations	$0.32	$1.03	$0.28	$(0.18)	$(0.04)	$0.69
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.08)	$(0.02)	$(0.03)	$(0.06)
Net asset value, end of period (x)	$12.76	$12.44	$11.50	$11.30	$11.50	$11.57
Total return (%) (r)(s)(t)(x)	2.57(n)	9.01	2.49	(1.61)	(0.37)	6.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.15(a)	1.04	0.78	0.69	0.66	0.94
Expenses after expense reductions (h)	0.67(a)	0.69	0.68	0.67	0.65	0.67
Net investment income (loss) (l)	0.43(a)	0.77	0.43	0.54	0.17	0.67
Portfolio turnover rate	1(n)	6	19	19	50	28
Net assets at end of period (000 omitted)	$24,810	$30,581	$46,564	$82,106	$105,346	$78,292

See Notes to Financial Statements
7

MFS Managed Wealth Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$11.82	$10.95	$10.80	$11.08	$11.23	$10.66
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)	$(0.02)	$(0.06)	$(0.06)	$(0.09)	$(0.01)
Net realized and unrealized gain (loss)	0.27	0.89	0.21	(0.22)	(0.06)	0.58
Total from investment operations	$0.24	$0.87	$0.15	$(0.28)	$(0.15)	$0.57
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
Net asset value, end of period (x)	$12.06	$11.82	$10.95	$10.80	$11.08	$11.23
Total return (%) (r)(s)(t)(x)	2.03(n)	7.95	1.39	(2.53)	(1.34)	5.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	2.15(a)	2.06	1.78	1.68	1.66	1.96
Expenses after expense reductions (h)	1.67(a)	1.68	1.68	1.67	1.65	1.67
Net investment income (loss) (l)	(0.58)(a)	(0.19)	(0.60)	(0.51)	(0.83)	(0.10)
Portfolio turnover rate	1(n)	6	19	19	50	28
Net assets at end of period (000 omitted)	$63	$61	$57	$56	$57	$58
Class R2	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$12.26	$11.34	$11.15	$11.39	$11.48	$10.86
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.04	$(0.01)	$(0.00)(w)	$(0.04)	$0.04
Net realized and unrealized gain (loss)	0.29	0.93	0.23	(0.24)	(0.05)	0.59
Total from investment operations	$0.28	$0.97	$0.22	$(0.24)	$(0.09)	$0.63
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$(0.03)	$—	$—	$(0.01)
Net asset value, end of period (x)	$12.54	$12.26	$11.34	$11.15	$11.39	$11.48
Total return (%) (r)(s)(t)(x)	2.28(n)	8.53	1.94	(2.11)	(0.78)	5.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.65(a)	1.56	1.28	1.19	1.16	1.46
Expenses after expense reductions (h)	1.17(a)	1.18	1.18	1.17	1.15	1.17
Net investment income (loss) (l)	(0.09)(a)	0.31	(0.10)	(0.01)	(0.33)	0.40
Portfolio turnover rate	1(n)	6	19	19	50	28
Net assets at end of period (000 omitted)	$66	$64	$59	$58	$59	$60

See Notes to Financial Statements
8

MFS Managed Wealth Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$12.39	$11.46	$11.27	$11.48	$11.55	$10.92
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.07	$0.02	$0.03	$(0.01)	$0.07
Net realized and unrealized gain (loss)	0.29	0.93	0.22	(0.24)	(0.06)	0.59
Total from investment operations	$0.30	$1.00	$0.24	$(0.21)	$(0.07)	$0.66
Less distributions declared to shareholders
From net investment income	$—	$(0.07)	$(0.05)	$—	$—	$(0.03)
Net asset value, end of period (x)	$12.69	$12.39	$11.46	$11.27	$11.48	$11.55
Total return (%) (r)(s)(t)(x)	2.42(n)	8.79	2.17	(1.83)	(0.61)	6.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.40(a)	1.31	1.03	0.94	0.91	1.21
Expenses after expense reductions (h)	0.92(a)	0.93	0.93	0.92	0.90	0.92
Net investment income (loss) (l)	0.17(a)	0.56	0.15	0.24	(0.09)	0.65
Portfolio turnover rate	1(n)	6	19	19	50	28
Net assets at end of period (000 omitted)	$67	$65	$60	$59	$60	$60
Class R4	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$12.43	$11.50	$11.30	$11.50	$11.57	$10.93
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.10	$0.05	$0.06	$0.02	$0.10
Net realized and unrealized gain (loss)	0.29	0.93	0.23	(0.24)	(0.07)	0.60
Total from investment operations	$0.32	$1.03	$0.28	$(0.18)	$(0.05)	$0.70
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$(0.08)	$(0.02)	$(0.02)	$(0.06)
Net asset value, end of period (x)	$12.75	$12.43	$11.50	$11.30	$11.50	$11.57
Total return (%) (r)(s)(t)(x)	2.57(n)	9.01	2.51	(1.60)	(0.40)	6.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.15(a)	1.06	0.78	0.69	0.66	0.96
Expenses after expense reductions (h)	0.67(a)	0.68	0.68	0.67	0.65	0.67
Net investment income (loss) (l)	0.41(a)	0.81	0.40	0.49	0.16	0.90
Portfolio turnover rate	1(n)	6	19	19	50	28
Net assets at end of period (000 omitted)	$69	$67	$61	$60	$61	$61

See Notes to Financial Statements
9

MFS Managed Wealth Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	11/30/24 (unaudited)	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$12.44	$11.50	$11.31	$11.51	$11.57	$10.93
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.10	$0.06	$0.07	$0.04	$0.09
Net realized and unrealized gain (loss)	0.29	0.95	0.22	(0.24)	(0.07)	0.61
Total from investment operations	$0.32	$1.05	$0.28	$(0.17)	$(0.03)	$0.70
Less distributions declared to shareholders
From net investment income	$—	$(0.11)	$(0.09)	$(0.03)	$(0.03)	$(0.06)
Net asset value, end of period (x)	$12.76	$12.44	$11.50	$11.31	$11.51	$11.57
Total return (%) (r)(s)(t)(x)	2.57(n)	9.18	2.50	(1.53)	(0.27)	6.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.08(a)	0.97	0.70	0.61	0.59	0.91
Expenses after expense reductions (h)	0.60(a)	0.62	0.60	0.59	0.58	0.62
Net investment income (loss) (l)	0.50(a)	0.81	0.51	0.59	0.32	0.84
Portfolio turnover rate	1(n)	6	19	19	50	28
Net assets at end of period (000 omitted)	$2,543	$2,860	$5,768	$7,125	$7,366	$14,345
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS Managed Wealth Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Managed Wealth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
The investment objective of each of the underlying funds held by the fund at November 30, 2024 was to seek capital appreciation.
In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which affects all public entities that are required to report segment information in accordance with Topic 280. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. Although management is still evaluating the disclosures required by ASU 2023-07, adoption of the standard will not affect the fund's financial position or its results of operations.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
11

MFS Managed Wealth Fund
Notes to Financial Statements (unaudited) - continued
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of November 30, 2024 in valuing the fund's assets and liabilities:
12

MFS Managed Wealth Fund
Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$20,865	$17,880	$—	$38,745
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	1,149,460	—	1,149,460
Mutual Funds	32,070,708	—	—	32,070,708
Total	$32,091,573	$1,167,340	$—	$33,258,913
Other Financial Instruments
Futures Contracts – Assets	$199,498	$—	$—	$199,498
Futures Contracts – Liabilities	(832,089)	—	—	(832,089)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options and futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Option Contracts	$38,745	$—
Equity	Futures Contracts	199,498	(832,089)
Total		$238,243	$(832,089)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Unaffiliated Issuers (Purchased Options)
Equity	$(1,168,774)	$(77,884)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended November 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Unaffiliated Issuers (Purchased Options)
Equity	$(366,114)	$(15,719)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out
13

MFS Managed Wealth Fund
Notes to Financial Statements (unaudited) - continued
all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of November 30, 2024:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$—	$(115,282)
Purchased Options (a)	38,745	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$38,745	$(115,282)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	38,745	(115,282)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$—	$—
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. The amount presented here represents the fund's current day net variation margin for futures contracts. This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the Portfolio of Investments.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
14

MFS Managed Wealth Fund
Notes to Financial Statements (unaudited) - continued
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/24
Ordinary income (including any short-term capital gains)	$320,494
The federal tax cost and the tax basis components of distributable earnings were as follows:
15

MFS Managed Wealth Fund
Notes to Financial Statements (unaudited) - continued
As of 11/30/24
Cost of investments	$17,585,923
Gross appreciation	15,831,576
Gross depreciation	(158,586)
Net unrealized appreciation (depreciation)	$15,672,990
As of 5/31/24
Undistributed ordinary income	337,214
Capital loss carryforwards	(10,769,875)
Net unrealized appreciation (depreciation)	16,729,323
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of May 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(10,769,875)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/24	Year ended 5/31/24
Class A	$—	$16,225
Class I	—	273,385
Class R2	—	238
Class R3	—	384
Class R4	—	540
Class R6	—	29,722
Total	$—	$320,494
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.35% of the fund’s average daily net assets. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2025. For the six months ended November 30, 2024, this management fee reduction amounted to $2,553, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2024 was equivalent to an annual effective rate of 0.34% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.91%	1.66%	1.66%	0.66%	1.66%	1.16%	0.91%	0.66%	0.63%
16

MFS Managed Wealth Fund
Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2025. For the six months ended November 30, 2024, this reduction amounted to $88,868, which is included in the reduction of total expenses in the Statement of Operations.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $101 for the six months ended November 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 4,364
Class B	0.75%	0.25%	1.00%	1.00%	341
Class C	0.75%	0.25%	1.00%	1.00%	9,495
Class R1	0.75%	0.25%	1.00%	1.00%	312
Class R2	0.25%	0.25%	0.50%	0.50%	164
Class R3	—	0.25%	0.25%	0.25%	83
Total Distribution and Service Fees					$14,759
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2024, there were no service fee rebates.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2024, were as follows:
Amount
Class A	$—
Class B	—
Class C	8
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2024, the fee was $1,587, which equated to 0.0083% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $14,223.
17

MFS Managed Wealth Fund
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended November 30, 2024 was equivalent to an annual effective rate of 0.0457% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$35
8/19/2024	Redemption	Class C	2	24
8/19/2024	Redemption	Class I	I	26
At November 30, 2024, MFS held approximately 91% of the outstanding shares of Class B and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4.
(4)  Portfolio Securities
For the six months ended November 30, 2024, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, aggregated $390,573 and $8,610,573, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/24		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	38,115	$482,975	38,153	$453,764
Class C	364	4,325	1,292	14,598
Class I	84,551	1,065,782	597,871	7,024,801
Class R6	118	1,506	3,406	40,693
	123,148	$1,554,588	640,722	$7,533,856
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	1,369	$16,225
Class I	—	—	22,864	270,477
Class R2	—	—	20	237
Class R3	—	—	33	384
Class R4	—	—	46	540
Class R6	—	—	29	349
	—	$—	24,361	$288,212
18

MFS Managed Wealth Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/24		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(36,329)	$(459,323)	(77,410)	$(917,213)
Class B	—	—	(842)	(9,730)
Class C	(12,157)	(144,945)	(52,520)	(585,089)
Class I	(598,108)	(7,587,948)	(2,212,852)	(26,182,701)
Class R6	(30,769)	(391,661)	(274,914)	(3,228,155)
	(677,363)	$(8,583,877)	(2,618,538)	$(30,922,888)
Net change
Class A	1,786	$23,652	(37,888)	$(447,224)
Class B	—	—	(842)	(9,730)
Class C	(11,793)	(140,620)	(51,228)	(570,491)
Class I	(513,557)	(6,522,166)	(1,592,117)	(18,887,423)
Class R2	—	—	20	237
Class R3	—	—	33	384
Class R4	—	—	46	540
Class R6	(30,651)	(390,155)	(271,479)	(3,187,113)
	(554,215)	$(7,029,289)	(1,953,455)	$(23,100,820)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2024, the fund’s commitment fee and interest expense were $98 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended November 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Growth Fund	$11,905,540	$179,742	$3,426,275	$2,234,480	$(864,316)	$10,029,171
MFS Institutional Money Market Portfolio	2,446,440	13,337,484	13,812,456	379	(178)	1,971,669
MFS International Equity Fund	11,924,386	209,654	2,126,483	808,188	(768,107)	10,047,638
MFS Value Fund	11,847,502	139,962	3,057,815	1,156,878	(64,297)	10,022,230
	$38,123,868	$13,866,842	$22,423,029	$4,199,925	$(1,696,898)	$32,070,708

19

MFS Managed Wealth Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Growth Fund	$18,173	$10,596
MFS Institutional Money Market Portfolio	51,043	—
MFS International Equity Fund	—	—
MFS Value Fund	110,014	—
	$179,230	$10,596
20

MFS Managed Wealth Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust X, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld	Abstain
Steven E. Buller	93,694,553,358.767	2,599,093,584.595	0.000
John A. Caroselli	94,028,434,411.278	2,265,212,532.084	0.000
Maureen R. Goldfarb	94,361,674,360.213	1,931,972,583.149	0.000
Peter D. Jones	94,066,354,687.369	2,227,292,255.993	0.000
John P. Kavanaugh	94,185,926,082.433	2,107,559,444.381	161,416.548
James W. Kilman, Jr.	94,450,795,713.326	1,842,851,230.036	0.000
Clarence Otis, Jr.	93,984,248,122.457	2,309,398,820.905	0.000
Michael W. Roberge	94,352,210,986.123	1,941,435,957.239	0.000
Maryanne L. Roepke	94,413,451,878.996	1,880,195,064.366	0.000
Paula E. Smith	94,545,454,781.292	1,748,192,162.070	0.000
Laurie J. Thomsen	94,416,793,826.848	1,876,853,116.514	0.000
Darrell A. Williams	94,451,319,166.310	1,842,327,777.051	0.000
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Managed Wealth Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Managed Wealth Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Managed Wealth Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
22

MFS Managed Wealth Fund
Board Review of Investment Advisory Agreement
MFS Managed Wealth Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In addition to considering the performance information provided in connection with the contract review meetings, the Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2023, they had met at each of their regular meetings since then with MFS’ senior investment management personnel to discuss the Fund’s performance and MFS’ efforts to improve the Fund’s performance. The Trustees further noted that the Fund’s five-year performance as compared to
23

MFS Managed Wealth Fund
Board Review of Investment Advisory Agreement - continued
its Broadridge performance universe improved for the period ended December 31, 2023, as compared to the prior year. Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
24

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST X

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   January 14, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  January 14, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  January 14, 2025

*  Print name and title of each signing officer under his or her signature.